UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	BlackRock Short Maturity Bond ETF | NEAR | Cboe BZX
•	BlackRock Short Maturity Municipal Bond ETF | MEAR | Cboe BZX
•	BlackRock Ultra Short-Term Bond ETF | ICSH | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local- currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%
U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)
International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)
Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)
Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	BlackRock Short Maturity Bond ETF

Investment Objective

The BlackRock Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed income securities and maintain a weighted average maturity that is less than three years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.86)%	(0.73)%	1.43%	1.26%	(0.73)%	7.33%	11.39%
Fund Market	(0.88)	(0.75)	1.41	1.26	(0.75)	7.24	11.34
Bloomberg Short-Term Government/Corporate Index	(0.33)	(0.28)	1.30	0.93	(0.28)	6.64	8.31

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

The Bloomberg Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than 1 year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$991.40	$1.23		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	72.9%
Asset-Backed Securities	15.4
Collaterized Mortgage Obligations	8.5
Commercial Paper	2.4
Certificates of Deposit	0.8

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments(a)
Aaa	14.3%
Aa	2.4
A	32.5
Baa	34.1
Ba	2.6
P-1	0.8
P-2	1.2
Not Rated	12.1

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022	BlackRock Short Maturity Municipal Bond ETF

Investment Objective

The BlackRock Short Maturity Municipal Bond ETF (the “Fund”) seeks to maximize tax-free current income by investing, under normal circumstances, at least 80% of its net assets in municipal securities such that the interest on each bond is exempt from U.S. federal income taxes and the federal alternative minimum tax. Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be 1.2 years or less, as calculated by the management team, and is not expected to exceed 1.5 years. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.89)%	(0.96)%	0.84%	0.81%	(0.96)%	4.27%	5.94%
Fund Market	(0.82)	(0.93)	0.84	0.82	(0.93)	4.25	5.99
Bloomberg Municipal Bond: 1 Year (1-2) Index	(1.99)	(1.98)	0.85	0.81	(1.98)	4.33	5.94

The inception date of the Fund was 3/3/15. The first day of secondary market trading was 3/5/15.

The Bloomberg Municipal Bond: 1 Year (1-2) Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$991.10	$1.23		$1,000.00	$1,023.60	$1.25		0.25%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Total Investments	(a)

AAA	0.5%
AA+	0.9
AA	4.8
AA-	2.2
A+	5.6
A	37.1
A-	2.5
BBB+	9.3
BBB	2.0
BB+	0.6
Not Rated	34.5

TEN LARGEST STATES

State	Percent of Total Investments	(a)

Texas	13.3%
New Jersey	13.0
Kentucky	8.3
Georgia	7.8
New York	6.3
Pennsylvania	5.1
Alabama	4.2
Mississippi	3.6
Illinois	3.3
Indiana	3.1

*

Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	BlackRock Ultra Short-Term Bond ETF

Investment Objective

The BlackRock Ultra Short-Term Bond ETF (the “Fund”) seeks to provide current income consistent with preservation of capital by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities and maintain a dollar-weighted average maturity that is less than 180 days. The Fund is an actively managed exchange-traded fund that does not seek to replicate the performance of a specified index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.50)%	(0.40)%	1.54%	1.20%	(0.40)%	7.96%	10.52%
Fund Market	(0.53)	(0.47)	1.54	1.20	(0.47)	7.96	10.50
ICE BofA US 6-Month Treasury Bill Index	(0.07)	(0.04)	1.25	0.89	(0.04)	6.43	7.75

The inception date of the Fund was 12/11/13. The first day of secondary market trading was 12/13/13.

On 3/1/2021 the Fund began referencing the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Historical index data prior to 3/1/2021 is for the 3pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE BofA US 6-Month Treasury Bill Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$995.00	$0.40		$1,000.00	$1,024.40	$0.40		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Total Investments	(a)

Corporate Bonds & Notes	38.6%
Commercial Paper	37.5
Certificates of Deposit	14.6
Repurchase Agreements	4.4
Municipal Debt Obligations	3.6
Asset-Backed Securities	1.2
U.S. Government & Agency Obligations	0.1

ALLOCATION BY CREDIT QUALITY

Moody’s Credit Rating*	Percent of Total Investments	(a)

Aaa	0.8%
Aa	13.0
A	26.3
Baa	10.8
P-1	23.2
P-2	9.4
A-1	1.7
Not Rated	14.8

*

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities

AGL Core CLO 4 Ltd., 2.13%, 04/20/33 (Call 07/20/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,400	$1,381,295
AIG CLO Ltd., 2.18%, 04/20/32 (Call 07/20/22), (3 mo. LIBOR US + 1.120%)(a)(b)	USD	1,000	1,003,523
American Express Credit Account Master Trust, Series 2018-9, Class A, 0.93%, 04/15/26, (1 mo. LIBOR US + 0.380%)(b)	USD	17,650	17,709,585
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A2, 0.28%, 06/18/24 (Call 04/18/24)	USD	2,520	2,517,197
Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class A, 1.33%, 01/28/31 (Call 07/28/22), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	4,500	4,480,790
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR2, 1.37%, 01/28/31 (Call 07/28/22), (3 mo. LIBOR US + 1.090%)(a)(b)	USD	13,840	13,780,858
Apidos CLO XII, 2.12%, 04/15/31 (Call 07/15/22), (3 mo. LIBOR US + 1.08%)(a)(b)	USD	500	496,103
ASSURANT CLO Ltd., Series 2018-2A, Class A, 2.10%, 04/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	250	247,747
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, 1.30%, 11/17/27 (Call 05/17/22), (3 mo. LIBOR US + 0.830%)(a)(b)	USD	6,574	6,534,225
Atrium XIII, Series 13A, Class A1, 2.36%, 11/21/30 (Call 07/23/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	2,500	2,492,348
Autoflorence of Amyloids 0.15%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	10,320	10,917,268
0.20%, 12/24/44 (Call 11/24/26)(b)(c)	EUR	898	938,976
Bain Capital Credit CLO Ltd., Series 2017-1A, Class A1R, 2.03%, 07/20/30 (Call 07/20/22), (3 mo. LIBOR US + 0.97%)(a)(b)	USD	3,200	3,174,017
Barings Clo Ltd., 2.37%, 01/15/33 (Call 07/15/22), (3 mo. LIBOR US + 1.330%)(a)(b)	USD	3,850	3,823,511
Barings CLO Ltd., 2.13%, 04/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	550	543,586
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class A1R2, 2.06%, 07/20/29 (Call 07/20/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	360	358,468
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, 2.16%, 01/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.1%)(a)(b)	USD	750	746,293
Benefit Street Partners Clo XII Ltd., 1.99%, 10/15/30 (Call 07/15/22), (3 mo. LIBOR US + 0.95%)(a)(b)	USD	1,678	1,661,564
Capital One Prime Auto Receivables Trust, 2.71%, 06/16/25(b)	USD	15,385	15,383,543
Carlyle C17 CLO Ltd., Series C17A, Class A1AR, 2.32%, 04/30/31 (Call 04/30/22), (3 mo. LIBOR US + 1.030%)(a)(b)	USD	1,000	991,445
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class A1R2, 2.01%, 04/17/31 (Call 07/17/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	5,234	5,174,951
Cbam Ltd., Series 2018-7A, Class A, 2.16%, 07/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.1%)(a)(b)	USD	750	745,229
Cedar Funding IX CLO Ltd., 2.04%, 04/20/31 (Call 07/20/22), (3 mo. LIBOR US + 0.98%)(a)(b)	USD	2,130	2,110,386
Chesapeake Funding II LLC, Series 2020-1A, Class A2, 1.20%, 08/15/32 (Call 05/15/23), (1 mo. LIBOR US + 0.650%)(a)(b)	USD	6,981	6,980,397

Security		Par (000)	Value

CIFC Funding Ltd. Series 2014-2RA, Class A1, 2.23%, 04/24/30 (Call 07/24/22), (3 mo. LIBOR US + 1.050%)(a)(b)	USD	250	$248,878
Series 2015-2A, Class AR2, 2.05%, 04/15/30 (Call 07/15/22), (3 mo. LIBOR US + 1.010%)(a)(b)	USD	13,000	12,941,132
Series 2018-1A, Class A, 2.04%, 04/18/31 (Call 07/18/22), (3 mo. LIBOR US + 1.0%)(a)(b)	USD	13,000	12,885,982
Series 2018-2A, Class A1, 2.10%, 04/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.040%)(a)(b)	USD	1,250	1,238,778
Citibank Credit Card Issuance Trust, Series 2019-A5, Class A5, 1.07%, 04/22/26, (1 mo. LIBOR + 0.620%)(b)	USD	40,505	40,747,277
College Ave Student Loans LLC, Series 2021-A, Class A1, 1.56%, 07/25/51 (Call 02/25/32), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	245	243,531
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/30 (Call 11/15/24)(a)	USD	4,130	3,953,154
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 0.56%, 12/11/34(a)	USD	11,579	11,326,244
Dowson Dwson
1.61%, 01/20/29(b)	GBP	4,129	5,193,440
2.44%, 01/20/29(b)	GBP	646	812,408
Dowson PLC Series 2021-2, Class A, 1.37%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 0.680%)(b)(c)	GBP	7,554	9,494,652
Series 2021-2, Class B, 1.89%, 10/20/28 (Call 11/20/24), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	1,600	1,995,004
Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.44%, 11/15/24 (Call 09/15/23)	USD	3,870	3,869,174
Dryden 49 Senior Loan Fund, Series 2017-49A, Class AR, 1.99%, 07/18/30 (Call 07/18/22), (3 mo. LIBOR US + 0.95%)(a)(b)	USD	10,750	10,655,424
Dryden 77 CLO Ltd., Series 2020-77A, Class XR, 1.48%, 05/20/34 (Call 05/20/23), (3 mo. LIBOR US + 1.0%)(a)(b)	USD	250	249,688
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, 1.94%, 04/15/29 (Call 07/15/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	15,023	14,893,746
Dutch Property Finance, Series 2021-2, Class A, 0.29%, 04/28/59 (Call 04/28/26)(b)(c)	EUR	6,269	6,582,646
Dutch Property Finance BV, 1.00%, 10/28/59(b)	EUR	8,498	8,937,768
Elevation CLO Ltd., Series 2014-2A, Class A1R, 2.27%, 10/15/29 (Call 07/15/22), (3 mo. LIBOR US + 1.230%)(a)(b)	USD	480	478,459
Elmwood CLO X Ltd., Series 2021-3A, Class A, 2.10%, 10/20/34 (Call 10/20/22), (3 mo. LIBOR US + 1.04%)(a)(b)	USD	13,000	12,781,584
Elvet Mortgages PLC, Series 2021-1, Class A, 0.85%, 10/22/63 (Call 10/22/26)(b)(c)	GBP	10,830	13,526,096
Enterprise Fleet Funding LLC, Series 2021-1, Class A2, 0.44%, 12/21/26 (Call 07/20/24)(a)	USD	10,141	9,883,634
Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 2.01%, 10/15/30 (Call 07/15/22), (3 mo. LIBOR US + 0.97%)(a)(b)	USD	670	665,111
Gilbert Park CLO Ltd., 2.23%, 10/15/30 (Call 07/15/22), (3 mo. LIBOR US + 1.190%)(a)(b)	USD	250	249,196
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR2, 2.35%, 10/29/29 (Call 04/29/22), (3 mo. LIBOR US + 1.110%)(a)(b)	USD	16,240	16,185,993

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Gosforth Funding PLC, Series 2018-1A, Class A1, 0.63%, 08/25/60 (Call 08/25/23), (3 mo. LIBOR US + 0.450%)(a)(b)	USD	1,147	$1,147,200
Highbridge Loan Management, Series 3A-2014, Class A1R, 2.22%, 07/18/29 (Call 07/18/22), (3 mo. LIBOR US + 1.18%)(a)(b)	USD	1,100	1,097,096
KKR CLO 21 Ltd., 2.04%, 04/15/31 (Call 07/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	5,590	5,541,046
LCM 29 Ltd., Series 29A, Class AR, 2.11%, 04/15/31 (Call 07/15/22), (3 mo. LIBOR US + 1.07%)(a)(b)	USD	2,600	2,568,460
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, 1.99%, 04/19/30 (Call 07/19/22), (3 mo. LIBOR US + 0.950%)(a)(b)	USD	3,902	3,875,791
Madison Park Funding XVII Ltd., Series 2015-17A, Class AR2, 2.10%, 07/21/30 (Call 07/21/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	800	795,045
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, 1.24%, 07/27/31 (Call 07/27/22), (3 mo. LIBOR US + 0.970%)(a)(b)	USD	13,200	13,096,362
Madison Park Funding XXVI Ltd., Series 2007-4A, Class AR, 1.50%, 07/29/30, (3 mo. LIBOR US + 1.2%)(a)(b)	USD	4,875	4,880,057
Madison Park Funding XXXVII Ltd., 2.11%, 07/15/33 (Call 07/15/22), (3 mo. LIBOR US + 1.070%)(a)(b)	USD	1,750	1,725,991
Mariner CLO LLC, Series 2016-3A, Class AR2, 2.17%, 07/23/29 (Call 07/23/22), (3 mo. LIBOR US + 0.99%)(a)(b)	USD	1,058	1,053,228
Navient Private Education Loan Trust Series 2017-A, Class A2B, 1.45%, 12/16/58 (Call 06/15/28), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	503	501,027
Series 2020-IA, Class A1B, 1.55%, 04/15/69 (Call 12/15/30), (1 mo. LIBOR US + 1.000%)(a)(b)	USD	6,788	6,746,282
Navient Private Education Refi Loan Trust Series 2021-BA, Class A, 0.94%, 07/15/69 (Call 07/15/28)(a)	USD	6,640	6,202,463
Series 2021-DA, Class A, 1.51%, 04/15/60 (Call 05/15/32), (PRIME - 1.99%)(a)(b)	USD	8,580	8,221,468
Nelnet Student Loan Trust 1.28%, 04/20/62 (Call 04/20/31), (1 mo. LIBOR US + 0.690%)(a)(b)	USD	3,321	3,302,698
1.33%, 04/20/62 (Call 01/20/31), (1 mo. LIBOR US + 0.740%)(a)(b)	USD	6,431	6,349,896
Series 2021-A, Class A1, 1.39%, 04/20/62 (Call 02/20/29), (1 mo. LIBOR US + 0.8%)(a)(b)	USD	8,030	7,963,557
Series 2021-BA, Class AFL, 1.37%, 04/20/62 (Call 07/20/29), (1 mo. LIBOR US + 0.780%)(a)(b)	USD	13,856	13,724,971
Neuberger Berman CLO Ltd., Series 2013-14A, Class AR2, 2.27%, 01/28/30 (Call 07/28/22), (3 mo. LIBOR US + 0.99%)(a)(b)	USD	497	494,125
Neuberger Berman Loan Advisers CLO 33 Ltd., 2.12%, 10/16/33 (Call 10/16/22), (3 mo. LIBOR US + 1.080%)(a)(b)	USD	2,050	2,023,770
OCP CLO Ltd., Series 2017-13A, 2.00%, 07/15/30 (Call 07/15/22), (3 mo. LIBOR US + 0.96%)(a)(b)	USD	2,350	2,328,404
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, 2.18%, 01/25/31 (Call 07/25/22), (3 mo. LIBOR US + 1.0%)(a)(b)	USD	3,000	2,976,446
OneMain Financial Issuance Trust, Series 2016-3A, Class A, 3.83%, 06/18/31 (Call 05/18/22)(a)	USD	184	183,909

Security		Par (000)	Value

Palmer Square CLO Ltd. 2.04%, 10/17/31 (Call 07/19/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	1,800	$1,781,429
Series 2015-2, 2.16%, 07/20/30 (Call 07/20/22), (3 mo. LIBOR US + 1.100%)(a)(b)	USD	3,650	3,632,292
Series 2021-3A, Class A1, 1.38%, 01/15/35 (Call 01/15/24)(a)(b)	USD	500	491,218
PFS Financing Corp. 0.87%, 02/15/26, (SOFR + 0.600%)(a)(b)	USD	22,642	22,601,059
Series 2020-F, Class A, 0.93%, 08/15/24(a)	USD	3,274	3,264,657
Pikes Peak CLO 1, Series 2018-1A, Class A, 2.36%, 07/24/31 (Call 07/24/22), (3 mo. LIBOR US + 1.180%)(a)(b)	USD	1,500	1,493,466
Prodigy Finance CM2021-1 DAC, Series 2021-1A, Class A, 1.71%, 07/25/51 (Call 02/25/27), (1 mo. LIBOR US + 1.25%)(a)(b)	USD	1,864	1,846,822
Red & Black Auto Germany 8 UG, Class B, 0.20%, 09/15/30 (Call 11/15/25)(b)(c)	EUR	400	418,106
Red & Black Auto Italy S.r.l., Class A, 0.16%, 12/28/31 (Call 09/28/25)(b)(c)	EUR	16,009	16,963,133
Romark WM-R Ltd., Series 2018-1A, Class A1, 2.09%, 04/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.03%)(a)(b)	USD	3,879	3,845,729
RR 3 Ltd., Series 2018-3A, Class A1R2, 2.13%, 01/15/30 (Call 07/15/22), (3 mo. LIBOR US + 1.09%)(a)(b)	USD	2,000	1,989,862
Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.32%, 09/16/24 (Call 09/15/23)	USD	6,381	6,375,210
Satus PLC
1.39%, 08/17/28 (Call 04/17/25), (Sterning Ovenight Index Average + 0.700%)(b)(c)	GBP	860	1,081,014
1.89%, 08/17/28 (Call 04/17/25), (Sterning Ovenight Index Average + 1.200%)(b)(c)	GBP	400	499,655
2.29%, 08/17/28 (Call 04/17/25), (Sterning Ovenight Index Average + 1.600%)(b)(c)	GBP	300	373,735
Shackleton Clo Ltd., Series 2017-11A, 1.60%, 08/15/30 (Call 05/15/22), (3 mo. LIBOR US + 1.09%)(a)(b)	USD	2,750	2,738,013
Shackleton CLO Ltd., Series 2015-7R, 2.19%, 07/15/31 (Call 07/15/22), (3 mo. LIBOR US + 1.150%)(a)(b)	USD	2,750	2,731,376
Signal Peak CLO 2 LLC, Series 2015-1A, Class AR2, 2.04%, 04/20/29 (Call 07/20/22), (3 mo. LIBOR US + 0.98%(a)(b)	USD	1,522	1,513,701
Silver Creek CLO Ltd., 2.30%, 07/20/30 (Call 07/20/22), (3 mo. LIBOR US + 1.240%)(a)(b)	USD	6,742	6,726,633
SILVERSTONE MASTER ISSUER SMI 2022 1X 2A REGS, 0.98%, 01/21/70 (Call 04/21/27)(b)(c)	GBP	3,485	4,345,527
SLM Private Credit Student Loan Trust
Series 2004-A, Class A3, 1.23%, 06/15/33 (Call 06/15/22), (3 mo. LIBOR US + 0.400%)(b)	USD	3,650	3,570,275
Series 2004-B, Class A3, 1.16%, 03/15/24 (Call 03/15/24), (3 mo. LIBOR US + 0.330%)(b)	USD	3,639	3,624,772
Series 2005-A, Class A4, 1.14%, 12/15/38 (Call 12/15/26), (3 mo. LIBOR US + 0.310%)(b)	USD	7,697	7,538,919
Series 2005-B, Class A4, 1.16%, 06/15/39 (Call 06/15/26), (3 mo. LIBOR US + 0.330%)(b)	USD	5,384	5,195,472
Series 2006-A, Class A5, 1.12%, 06/15/39 (Call 03/15/28), (3 mo. LIBOR US + 0.290%)(b)	USD	11,875	11,357,641
Series 2006-B, Class A5, 1.10%, 12/15/39 (Call 06/15/27), (3 mo. LIBOR US + 0.270%)(b)	USD	8,508	8,136,654

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

SMB Private Education Loan Trust
Series 2017-A, Class A2B, 1.45%, 09/15/34, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	12,379	$12,386,643
Series 2021-C, Class A1, 0.80%, 01/15/53, (1 mo. LIBOR US + 0.400%)(a)(b)	USD	2,541	2,540,090
SoFi Professional Loan Program LLC, Series 16-C, Class A1, 1.77%, 10/27/36 (Call 12/25/22), (1 mo. LIBOR US + 1.100%)(a)(b)	USD	543	543,543
Sound Point Clo XV Ltd., Series 2017-1A, Class ARR, 2.08%, 01/23/29 (Call 07/23/22), (3 mo. LIBOR US + 0.900%)(a)(b)	USD	2,579	2,564,393
Sound Point CLO XXVIII Ltd., Series 2020 3A, Class A1, 2.46%, 01/25/32 (Call 07/25/22), (3 mo. LIBOR US + 1.28%)(a)(b)	USD	1,250	1,243,233
Southwick Park CLO LLC, 2.12%, 07/20/32 (Call 01/20/23), (3 mo. LIBOR US + 1.060%)(a)(b)	USD	8,760	8,635,000
Symphony CLO XVI Ltd., Series 2015-16A, Class AR, 1.39%, 10/15/31 (Call 07/15/22), (3 mo. LIBOR US + 1.15%)(a)(b)	USD	500	496,248
Tagus STC/Ulisses Finance No.2, 0.15%, 09/23/38 (Call 02/23/28)(b)(c)	EUR	12,100	12,823,936
TCI-Symphony CLO Ltd., 1.26%, 10/13/32 (Call 01/13/23), (3 mo. LIBOR US + 1.020%)(a)(b)	USD	5,235	5,183,263
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.20%, 01/20/31 (Call 07/20/22), (3 mo. LIBOR US + 1.14%)(a)(b)	USD	500	497,126
Together Asset Backed Securitisation, 1.39%, 07/12/63 (Call 10/12/25)(b)(c)	GBP	2,886	3,598,205
Verizon Owner Trust, Series 2020-A, Class A1B, 0.86%, 07/22/24 (Call 04/20/23), (1 mo. LIBOR US + 0.270%)(b)	USD	6,484	6,484,624
VOYA CLO, Series 2017-2A, Class A1R, 2.02%, 06/07/30 (Call 07/15/22), (3 mo. LIBOR US + 0.980%)(a)(b)	USD	5,330	5,292,866
Voya Ltd., Series 2012-4, 2.04%, 10/15/30 (Call 07/15/22), (3 mo. LIBOR US + 1.000%)(a)(b)	USD	13,000	12,906,093
Wellfleet CLO Ltd., Series 2016-1A, Class AR, 1.97%, 04/20/28 (Call 07/20/22), (3 mo. LIBOR US + 0.91%)(a)(b)	USD	973	969,841
Westlake Automobile Receivables Trust, Series 2021-1A, Class A2A, 0.39%, 10/15/24 (Call 02/15/24)(a)	USD	7,369	7,329,906

Total Asset-Backed Securities — 13.7% (Cost: $618,923,552)			608,662,976

Certificates of Deposit

Sumitomo Mitsui Banking Corp./New York, 0.70%, 07/15/22	$	30,000	29,993,253

Total Certificates of Deposit — 0.7% (Cost: $30,000,000)			29,993,253

Collaterized Mortgage Obligations

Asset-Backed Securities — 1.2%
Arbor Realty Commercial Real Estate Notes Ltd., 1.62%, 08/15/34 (Call 03/15/24), (1 mo. LIBOR US + 1.070%)(a)(b)		14,450	14,396,442
BDS 2021-FL9 Ltd., 1.62%, 11/16/38 (Call 10/16/23), (1 mo. LIBOR US + 1.070%)(a)(b)		8,750	8,522,330

Security		Par (000)	Value

Asset-Backed Securities (continued)
FS Rialto Issuer LLC, 2.20%, 01/19/39 (Call 04/17/24), (SOFR + 1.900%)(a)(b)	$	5,000	$4,998,781
HGI CRE CLO Ltd., 1.55%, 09/17/36 (Call 10/17/23), (1 mo. LIBOR US + 1.000%)(a)(b)		5,380	5,318,409
KREF Ltd., 1.97%, 02/17/39 (Call 02/17/24)(a)(b)		9,360	9,150,272
LoanCore Issuer Ltd.
1.85%, 11/15/38 (Call 11/15/23), (1 mo. LIBOR US + 1.300%)(a)(b)		2,640	2,597,100
Series 2018-CRE1, Class A, 1.68%, 05/15/28 (Call 05/15/22), (1 mo. LIBOR US + 1.130%)(a)(b)		1,463	1,457,357
MF1 Multifamily Housing Mortgage Loan Trust, 1.65%, 07/16/36 (Call 07/16/23),
(1 mo. LIBOR US + 1.1%)(a)(b)		4,520	4,458,206
Multifamily Housing Mortgage Loan Trust, 1.62%, 02/19/37 (Call 03/17/24)(a)(b)		1,860	1,825,125
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, 1.85%, 02/15/36 (Call 05/15/22), (1 mo. LIBOR US + 1.300%)(a)(b)		1,990	1,986,803

Mortgage-Backed Securities — 6.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 1.37%, 09/15/34 (Call 05/15/22), (1 mo. LIBOR US + 0.880%)(a)(b)	USD	12,100	11,964,008
AREIT CRE TRUST 11/24 1, 1.30%, 11/17/24(a)(b)	USD	1,975	1,957,341
AREIT Trust, Series 2019-CRE3, Class A, 1.69%, 09/14/36, (1 mo. LIBOR US + 1.020%)(a)(b)	USD	6,813	6,778,451
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 1.25%, 09/15/34, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	19,220	18,834,506
BBCMS-TALL Mortgage Trust, Series 2018-TALL, Class A, 1.12%, 03/15/37, (1 mo. LIBOR US + 0.722%)(a)(b)	USD	8,630	8,376,705
BX Commercial Mortgage Trust
1.24%, 10/15/38, (1 mo. LIBOR US + 0.69%)(a)(b)	USD	9,306	9,067,113
1.53%, 02/15/39(a)(b)	USD	10,702	10,470,369
Series 2018-BIOA, Class A, 1.23%, 03/15/37, (1 mo. LIBOR US + 0.671%)(a)(b)	USD	21,075	20,863,522
BX Trust
1.30%, 10/15/36, (1 mo. LIBOR US + 0.89%)(a)(b)	USD	8,520	8,306,662
Series 2019-CALM, Class A, 1.27%, 11/15/32, (1 mo. LIBOR US + 0.876%)(a)(b)	USD	6,798	6,712,798
Series 2021, Class A, 1.83%, 06/15/23, (1 mo. LIBOR US + 1.280%)(a)(b)	USD	2,070	2,041,536
CEDR Commercial Mortgage Trust, 1.04%, 02/15/39(a)(b)	USD	5,410	5,267,973
Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A11, 1.57%, 07/25/49 (Call 11/25/23), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,311	1,300,483
Cold Storage Trust, Series 2020-ICE5, Class A, 1.45%, 11/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	1,843	1,821,684
Commission, Series 2013- GAM, Class A2, 3.37%, 02/10/28 (Call 02/10/23)(a)	USD	6,407	6,354,820
Commission Mortgage Trust, Series 2013-CR6, Class A3FL, 0.98%, 03/10/46 (Call 12/10/22), (1 mo. LIBOR US + 0.630%)(a)(b)	USD	788	787,928
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class A, 1.38%, 05/15/36, (1 mo. LIBOR US + 0.980%)(a)(b)	USD	6,333	6,298,169

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
DBGS Mortgage Trust, Series 2018-5BP, Class A, 1.19%, 06/15/33 (Call 05/15/22), (1 mo. LIBOR US + 0.645%)(a)(b)	USD	4,200	$4,136,834
Extended Stay America Trust, Series 2021-ESH, Class A, 1.48%, 07/15/38, (1 mo. LIBOR US + 1.08%)(a)(b)	USD	6,192	6,106,362
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 1.35%, 02/15/38, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,600	8,442,242
GS Mortgage Securities Corportation Trust, 1.50%, 10/15/36, (1 mo. LIBOR US + 0.95%)(a)(b)	USD	10,360	10,146,811
J.P. Morgan Chase Commercial Mortgage Securities Trust, 1.45%, 03/15/39 (Call 03/15/24)(a)(b)	USD	5,540	5,505,584
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 1.40%, 09/15/29, (1 mo. LIBOR US + 1.000%)(a)(b)	USD	1,645	1,633,232
KNDL Mortgage Trust, Series 2019-KNSQ, Class A, 1.35%, 05/15/36, (1 mo. LIBOR US + 0.800%)(a)(b)	USD	8,533	8,447,240
MED Trust LLC, 1.35%, 11/15/38(a)(b)	USD	4,260	4,187,899
MF1
1.37%, 12/15/34, (SOFR + 1.070%)(a)(b)	USD	1,230	1,229,201
1.67%, 12/15/34, (SOFR + 1.370%)(a)(b)	USD	480	479,683
Morgan Stanley Capital I Trust
Series 2017-CLS, Class A, 1.25%, 11/15/34, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	14,512	14,438,981
Series 2018-BOP, Class A, 1.40%, 08/15/33, (1 mo. LIBOR US + 0.850%)(a)(b)	USD	5,549	5,512,184
Series 2018-SUN, Class A, 1.45%, 07/15/35 (Call 07/15/22), (1 mo. LIBOR US + 0.900%)(a)(b)	USD	19,045	18,663,355
MSCG Trust, 1.45%, 10/15/37, (1 mo. LIBOR US + 0.900%)(a)(b)	USD	5,300	5,253,281
MTN Commercial Mortgage Trust, 1.45%, 03/15/39(a)(b)	USD	8,930	8,885,292
Ready Capital Mortgage Financing LLC, 1.76%, 01/25/37 (Call 02/25/24), (SOFR + 1.650%)(a)(b)	USD	8,560	8,567,046
Rialto Real Estate Fund LP, 1.00%, 01/19/37(b)	USD	6,955	6,955,000
Taurus CMBS, 1.11%, 08/17/31 (Call 08/17/26), (SOFR + 0.95%)(b)(c)	GBP	6,966	8,657,771
TPGI Trust, Series 2021 DGWD, Class A, 1.25%, 06/15/26, (1 mo. LIBOR US + 0.700%)(a)(b)	USD	6,320	6,193,384
Vita Scientia, 1.30%, 08/27/25(b)	EUR	5,709	6,022,711
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A, 1.43%, 12/15/34, (1 mo. LIBOR US + 0.750%)(a)(b)	USD	17,280	17,068,377

Total Collaterized Mortgage Obligations — 7.6% (Cost: $343,767,143)			338,447,363

Commercial Paper
Enel Finance America
0.00%, 06/27/22(d)	$	13,800	13,773,018
0.00%, 08/09/22(d)		16,000	15,932,907
1.27%, 07/08/22(b)		20,000	19,950,728
Energy Transfer Partners, 0.00%, 05/16/22(b)(d)		30,000	29,986,216
GM Financial Co. Inc., 0.00%, 06/16/22(d)		15,000	14,975,240

Total Commercial Paper — 2.1% (Cost: $94,722,621)			94,618,109

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	$ 5,000	$5,040,771

Agriculture — 0.3%
BAT Capital Corp.
1.39%, 08/15/22 (Call 07/15/22), (3 mo. LIBOR US + 0.880%)(b)	10,000	10,005,948
2.76%, 08/15/22 (Call 07/15/22)(e)	2,994	2,997,895

		13,003,843

Auto Manufacturers — 7.5%
American Honda Finance Corp.
1.95%, 05/20/22	14,773	14,779,217
2.20%, 06/27/22	6,136	6,143,958
BMW Finance NV, 2.25%, 08/12/22(a)	16,350	16,351,108
BMW U.S. Capital LLC 0.43%, 08/12/24, (SOFR + 0.380%)(a)(b)(e)	22,230	22,070,135
0.80%, 04/01/24(a)	12,000	11,458,029
1.12%, 04/01/25, (SOFR + 0.840%)(a)(b)	11,100	11,132,271
Daimler Finance North America LLC 0.75%, 03/01/24(a)(e)	9,005	8,616,175
2.55%, 08/15/22(a)	19,691	19,720,233
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)(e)	15,000	14,500,293
General Motors Financial Co. Inc. 0.91%, 10/15/24, (SOFR + 0.620%)(b)	15,000	14,751,875
1.05%, 03/08/24(e)	20,000	19,091,212
Hyundai Capital America 0.80%, 04/03/23(a)(e)	17,710	17,304,296
1.00%, 09/17/24(a)	8,105	7,543,251
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/24(a)(e)	10,520	9,776,521
Nissan Motor Acceptance Corp. 1.05%, 03/08/24(a)(e)	12,515	11,804,302
1.25%, 03/08/24,
(3 mo. LIBOR US + 0.640%)(a)(b)(e)	4,375	4,352,865
3.88%, 09/21/23(a)	4,000	3,998,416
Stellantis NV, 5.25%, 04/15/23	9,400	9,558,766
Volkswagen Group of America Finance LLC 0.75%, 11/23/22(a)(e)	44,345	43,905,785
0.88%, 11/22/23(a)	14,000	13,440,740
2.70%, 09/26/22(a)(e)	2,145	2,144,333
2.90%, 05/13/22(a)(e)	35,500	35,515,633
4.25%, 11/13/23(a)(e)	13,000	13,156,349

		331,115,763

Banks — 23.4%
Banco Santander SA 0.70%, 06/30/24 (Call 06/30/23)(b)	21,200	20,496,026
2.13%, 04/12/23, (3 mo. LIBOR US + 1.120%)(b)	10,000	10,058,804
3.85%, 04/12/23	9,291	9,372,228
Bank of America Corp.
3.00%, 12/20/23 (Call 12/20/22),
(3 mo. LIBOR US + 0.790%)(b)	58,985	58,846,706
3.30%, 01/11/23	25,000	25,201,082
3.55%, 03/05/24 (Call 03/05/23),
(3 mo. LIBOR US + 0.780%)(b)	30,000	30,019,139
3.86%, 07/23/24 (Call 07/23/23),
(3 mo. LIBOR US + 0.940%)(b)	10,000	10,023,319

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Banque Federative du Credit Mutuel SA, 2.13%, 11/21/22(a)(e)	$ 20,000	$ 19,972,910
Barclays Bank PLC, 1.70%, 05/12/22	15,000	15,002,855
Barclays PLC, 1.84%, 05/16/24 (Call 05/16/23),
(3 mo. LIBOR US + 1.380%)(b)	41,000	41,258,254
BPCE SA 0.86%, 01/14/25, (SOFR + 0.570%)(a)(b)	3,110	3,089,059
2.04%, 09/12/23, (3 mo. LIBOR US + 1.240%)(a)(b)	15,000	15,121,500
3.00%, 05/22/22(a)	17,993	18,005,844
Canadian Imperial Bank of Commerce, 0.45%, 06/22/23	27,480	26,765,569
Citigroup Inc. 1.68%, 05/15/24 (Call 05/15/23),
(SOFR + 1.667%)(b)	15,000	14,778,455
1.91%, 10/27/22 (Call 09/27/22),
(3 mo. LIBOR US + 0.690%)(b)	10,000	10,014,510
2.70%, 10/27/22 (Call 09/27/22)(e)	33,800	33,887,050
2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(b)(e)	13,250	13,247,547
Cooperatieve Rabobank UA, 1.84%, 09/26/23,
(3 mo. LIBOR US + 0.860%)(a)(b)	10,000	10,054,153
Credit Suisse AG/New York NY, 0.52%, 08/09/23	25,000	24,200,901
Credit Suisse Group AG, 3.80%, 06/09/23	8,500	8,526,600
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	19,380	19,489,874
Deutsche Bank AG/New York NY 2.22%, 09/18/24 (Call 09/18/23),
(SOFR + 2.159%)(b)	17,000	16,535,119
Series E, 0.55%, 11/08/23, (SOFR + 0.500%)(b)(e)	13,790	13,709,632
DNB Bank ASA, 1.11%, 03/28/25 (Call 03/28/24),
(3 mo. LIBOR US + 0.390%)(a)(b)(e)	15,000	15,014,250
Federation des Caisses Desjardins du Quebec, 0.48%, 05/21/24, (SOFR + 0.430%)(a)(b)	20,000	19,855,392
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 09/08/22)(e)	25,000	24,545,447
1.22%, 12/06/23 (Call 12/06/22)	28,860	28,028,386
2.11%, 11/29/23, (3 mo. LIBOR US + 1.600%)(b)	13,800	13,963,564
2.18%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 1.000%)(b)	5,000	4,999,192
3.20%, 02/23/23 (Call 01/23/23)(e)	7,583	7,609,697
HSBC Holdings PLC 0.73%, 08/17/24 (Call 08/17/23),
(SOFR + 0.534%)(b)	11,120	10,702,284
1.98%, 03/11/25 (Call 03/11/24),
(3 mo. LIBOR US + 1.230%)(b)(e)	13,000	12,993,569
3.60%, 05/25/23(e)	10,000	10,074,433
Series ., 0.63%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	6,570	6,491,423
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)(e)	15,430	15,436,432
JPMorgan Chase & Co. 0.70%, 03/16/24 (Call 03/16/23),
(SOFR + 0.580%)(b)	2,000	1,954,835
1.51%, 06/01/24 (Call 06/01/23),
(SOFR + 1.455%)(b)	33,590	33,056,172
3.25%, 09/23/22	5,000	5,028,651
3.56%, 04/23/24 (Call 04/23/23),
(3 mo. LIBOR US + 0.730%)(b)	29,600	29,605,618
KeyBank N.A./Cleveland OH, 0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	4,625	4,491,870

Security	Par (000)	Value

Banks (continued)
Mitsubishi UFJ Financial Group Inc. 1.97%, 07/25/22, (3 mo. LIBOR US + 0.790%)(b)	$ 3,000	$ 3,002,216
2.62%, 07/18/22(e)	5,000	5,010,505
2.67%, 07/25/22(e)	5,000	5,011,055
Mizuho Financial Group Inc. 1.13%, 05/25/24 (Call 05/25/23),
(3 mo. LIBOR US + 0.630%)(b)(e)	10,000	9,978,783
1.37%, 03/05/23, (3 mo. LIBOR US + 0.790%)(b)(e)	3,000	3,010,349
1.65%, 09/13/23 (Call 09/13/22),
(3 mo. LIBOR US + 0.850%)(b)(e)	25,000	25,036,118
3.55%, 03/05/23(e)	20,000	20,128,741
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23),
(SOFR + 0.455%)(b)	41,100	40,246,621
0.56%, 11/10/23 (Call 11/10/22),
(SOFR + 0.466%)(b)	5,500	5,424,495
2.58%, 10/24/23 (Call 10/24/22),
(3 mo. LIBOR US + 1.400%)(b)	23,700	23,784,591
3.74%, 04/24/24 (Call 04/24/23),
(3 mo. LIBOR US + 0.847%)(b)	20,000	19,990,698
3.75%, 02/25/23(e)	25,000	25,187,139
National Bank of Canada, 0.54%, 08/06/24,
(SOFR + 0.490%)(b)(e)	8,695	8,626,294
Natwest Group PLC 1.98%, 05/15/23 (Call 05/15/22),
(3 mo. LIBOR US + 1.470%)(b)	9,895	9,893,906
2.52%, 06/25/24 (Call 06/25/23),
(3 mo. LIBOR US + 1.550%)(b)	3,000	3,018,308
3.50%, 05/15/23 (Call 05/15/22), (3 mo. LIBOR US + 1.48%(b)(e)	8,500	8,500,414
3.88%, 09/12/23(e)	20,000	20,058,097
Skandinaviska Enskilda Banken AB, 1.45%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)(e)	15,000	15,042,552
Sumitomo Mitsui Financial Group Inc. 1.84%, 10/16/23, (3 mo. LIBOR US + 0.800%)(b)(e)	4,000	4,013,966
2.78%, 07/12/22(e)	5,000	5,011,902
UBS AG/London, 0.50%, 08/09/24,
(SOFR + 0.450%)(a)(b)	15,725	15,596,746
UBS Group AG 1.70%, 05/23/23 (Call 05/23/22),
(3 mo. LIBOR US + 1.220%)(a)(b)	20,000	20,009,055
3.49%, 05/23/23 (Call 05/23/22)(a)	20,000	20,026,237
Wells Fargo & Co., 2.47%, 10/31/23 (Call 10/31/22), (3 mo. LIBOR US + 1.230%)(b)	14,000	14,054,316

		1,041,191,455

Beverages — 0.3%
Keurig Dr Pepper Inc., 0.75%, 03/15/24
(Call 05/31/22)(e)	11,955	11,407,116

Biotechnology — 0.6%
Gilead Sciences Inc., 0.75%, 09/29/23
(Call 05/10/22)(e)	25,438	24,610,097

Building Materials — 0.2%
Martin Marietta Materials Inc., 0.65%, 07/15/23 (Call 07/15/22)(e)	8,800	8,576,639

Chemicals — 0.4%
DuPont de Nemours Inc., 4.21%, 11/15/23
(Call 10/15/23)	2,000	2,025,994

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
International Flavors & Fragrances Inc. 0.70%, 09/15/22(a)	$ 5,300	$5,269,266
3.20%, 05/01/23 (Call 02/01/23)	9,000	9,011,220
Sherwin-Williams Co. (The), 2.75%, 06/01/22 (Call 05/31/22)(e)	1,254	1,254,805

		17,561,285

Computers — 0.5%
Dell International LLC/EMC Corp., 5.45%, 06/15/23 (Call 04/15/23)	10,523	10,752,512
International Business Machines Corp. 2.85%, 05/13/22	7,500	7,504,284
2.88%, 11/09/22(e)	3,679	3,693,059

		21,949,855

Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust 1.15%, 10/29/23(e)	35,000	33,404,907
4.63%, 07/01/22(e)	20,500	20,565,526
Air Lease Corp. 0.70%, 02/15/24 (Call 01/15/24)	4,840	4,587,981
1.18%, 12/15/22, (3 mo. LIBOR US + 0.350%)(b)(e)	28,600	28,566,029
3.88%, 07/03/23 (Call 06/03/23)	6,138	6,159,038
American Express Co. 0.98%, 03/04/25 (Call 02/01/25),
(SOFR + 0.930%)(b)(e)	8,930	8,989,856
1.16%, 02/27/23 (Call 01/27/23),
(3 mo. LIBOR US + 0.650%)(b)(e)	4,000	4,004,181
2.50%, 08/01/22 (Call 07/01/22)(e)	15,000	15,024,362
3.40%, 02/27/23 (Call 01/27/23)(e)	22,382	22,543,611
3.40%, 02/22/24 (Call 01/22/24)(e)	25,000	25,064,604
Aviation Capital Group LLC, 3.88%, 05/01/23
(Call 04/01/23)(a)	20,240	20,191,629
Capital One Financial Corp. 2.60%, 05/11/23 (Call 04/11/23)(e)	14,000	13,968,443
3.20%, 01/30/23 (Call 12/30/22)(e)	10,000	10,062,069
Charles Schwab Corp. (The), 0.55%, 03/18/24
(Call 02/18/24), (SOFR + 0.500%)(b)	34,500	34,456,644
International Lease Finance Corp., 5.88%, 08/15/22(e)	21,825	22,002,305
Synchrony Financial, 4.38%, 03/19/24
(Call 02/19/24)(e)	6,250	6,301,695

		275,892,880

Electric — 3.3%
Dominion Energy Inc., Series D, 1.36%, 09/15/23 (Call 05/20/22), (3 mo. LIBOR US + 0.530%)(b)(e)	10,975	10,955,648
Duke Energy Corp. 0.30%, 06/10/23, (SOFR + 0.250%)(b)(e)	13,865	13,812,413
3.05%, 08/15/22 (Call 05/31/22)(e)	17,045	17,066,679
NextEra Energy Capital Holdings Inc. 0.59%, 03/01/23, (SOFR + 0.540%)(b)(e)	5,580	5,573,397
0.65%, 03/01/23(e)	24,670	24,272,967
0.68%, 11/03/23 (Call 05/31/22),
(SOFR + 0.400%)(b)	24,300	24,166,981
0.75%, 02/22/23 (Call 05/31/22),
(3 mo. LIBOR US + 0.270%)(b)	26,954	26,879,223
Southern California Edison Co., 0.07%, 04/03/23	26,240	25,677,969

		148,405,277

Security	Par (000)	Value

Food — 0.3%
General Mills Inc. 2.05%, 10/17/23, (3 mo. LIBOR US + 1.010%)(b)(e)	$ 2,696	$2,726,466
2.60%, 10/12/22 (Call 09/12/22)(e)	9,135	9,139,707

		11,866,173

Gas — 0.6%
Atmos Energy Corp., 0.63%, 03/09/23
(Call 05/16/22)(e)	7,875	7,736,545
ONE Gas Inc., 0.85%, 03/11/23 (Call 05/31/22)(e)	20,000	19,650,288

		27,386,833

Health Care - Products — 0.4%
Baxter International Inc., 0.49%, 11/29/24,
(SOFR + 0.440%)(a)(b)	6,430	6,398,296
Thermo Fisher Scientific Inc., 0.82%, 10/18/24
(Call 10/18/22), (SOFR + 0.530%)(b)	12,850	12,796,159

		19,194,455

Health Care - Services — 1.7%
Anthem Inc. 2.95%, 12/01/22 (Call 11/01/22)(e)	4,555	4,571,317
3.13%, 05/15/22	27,616	27,631,027
Humana Inc., 0.65%, 08/03/23 (Call 05/09/22)	43,100	41,831,160

		74,033,504

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/24 (Call 01/31/24)(e)	4,500	4,566,331

Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 08/15/22)(e)	10,440	9,836,278

Insurance — 0.4%
MassMutual Global Funding II, 0.92%, 03/21/25, (SOFR + 0.270%)(a)(b)	3,996	4,004,233
Metropolitan Life Global Funding I, 0.96%, 03/21/25, (SOFR + 0.910%)(a)(b)	8,745	8,775,172
New York Life Global Funding, 2.90%, 01/17/24(a)	5,000	4,974,700

		17,754,105

Internet — 0.3%
Amazon.com Inc., 3.00%, 04/13/25(b)(e)	14,825	14,778,005

Machinery — 0.3%
Caterpillar Financial Services Corp., 1.02%, 05/15/23, (3 mo. LIBOR US + 0.510%)(b)	9,600	9,626,006
Rockwell Automation Inc., 0.35%, 08/15/23
(Call 08/15/22), (SOFR + 0.25000%)	3,870	3,751,519

		13,377,525

Manufacturing — 0.6%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	9,115	8,801,123
General Electric Co., 2.70%, 10/09/22	17,655	17,697,232

		26,498,355

Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital 2.94%, 02/01/24 (Call 01/01/24), (3 mo. LIBOR US + 1.650%)(b)	18,300	18,639,087
4.46%, 07/23/22 (Call 05/31/22)(e)	74,155	74,282,030
4.50%, 02/01/24 (Call 01/01/24)	10,000	10,123,210

		103,044,327

Oil & Gas — 0.5%
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/23)	5,365	5,220,632

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Phillips 66, 0.90%, 02/15/24 (Call 05/31/22)(e)	$ 19,400	$18,628,701

		23,849,333

Pharmaceuticals — 5.4%
AbbVie Inc. 2.30%, 11/21/22	21,924	21,920,538
2.90%, 11/06/22(e)	50,000	50,132,701
Bayer U.S. Finance II LLC 1.84%, 12/15/23 (Call 11/15/23),
(3 mo. LIBOR US + 1.010%)(a)(b)	32,500	32,651,716
3.88%, 12/15/23 (Call 11/15/23)(a)	15,000	15,118,865
Bristol-Myers Squibb Co., 2.60%, 05/16/22	10,400	10,406,871
Cigna Corp. 0.61%, 03/15/24 (Call 05/31/22)(e)	9,360	8,920,107
3.05%, 11/30/22 (Call 10/31/22)(e)	19,937	20,029,674
CVS Health Corp. 2.75%, 12/01/22 (Call 09/01/22)(e)	15,000	15,037,587
3.50%, 07/20/22 (Call 05/20/22)(e)	33,390	33,423,423
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23 (Call 07/23/23)(e)	9,760	9,736,004
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23 (Call 10/26/23)	20,000	20,310,683

		237,688,169

Pipelines — 1.4%
Enbridge Inc. 0.45%, 02/17/23, (SOFR + 0.400%)(b)	3,130	3,123,849
0.55%, 10/04/23(e)	2,805	2,702,168
2.15%, 02/16/24	7,980	7,798,535
4.00%, 10/01/23 (Call 07/01/23)	6,000	6,057,256
Energy Transfer LP 3.45%, 01/15/23 (Call 10/15/22)	10,000	10,020,049
3.60%, 02/01/23 (Call 11/01/22)(e)	6,400	6,411,515
4.25%, 03/15/23 (Call 12/15/22)(e)	8,000	8,060,333
Kinder Morgan Energy Partners LP 3.50%, 09/01/23 (Call 06/01/23)(e)	7,123	7,137,713
4.30%, 05/01/24 (Call 02/01/24)(e)	4,820	4,874,647
Kinder Morgan Inc., 3.15%, 01/15/23 (Call 12/15/22)(e)	6,309	6,325,868

		62,511,933

Retail — 1.2%
7-Eleven Inc. 0.63%, 02/10/23 (Call 05/31/22)(a)(e)	34,000	33,400,342
0.80%, 02/10/24 (Call 05/31/22)(a)(e)	15,600	14,862,015
Starbucks Corp., 0.47%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(b)	4,130	4,133,872

		52,396,229

Semiconductors — 0.1%
Analog Devices Inc., 0.52%, 10/01/24, (SOFR + 0.250%)(b)	5,025	5,001,108

Software — 3.3%
Fidelity National Information Services Inc., 0.38%, 03/01/23(e)	32,634	32,026,458
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)(e)	25,675	25,746,409
3.80%, 10/01/23 (Call 09/01/23)	11,769	11,878,406
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	8,000	7,924,816
2.50%, 10/15/22(e)	23,441	23,450,825
2.63%, 02/15/23 (Call 01/15/23)(e)	10,780	10,784,006

Security	Par/ Shares (000)	Value

Software (continued)
VMware Inc., 0.60%, 08/15/23(e)	$ 34,000	$32,897,056

		144,707,976

Telecommunications — 1.5%
AT&T Inc. 0.91%, 03/25/24 (Call 05/31/22),
(SOFR + 0.640%)(b)	22,000	21,978,902
1.98%, 06/12/24, (3 mo. LIBOR US + 1.180%)(b)	15,000	15,186,891
Rogers Communications Inc., 2.95%, 03/15/25 (Call 03/15/23)(a)	9,385	9,150,873
Verizon Communications Inc. 0.80%, 03/22/24, (SOFR + 0.500%)(b)	12,440	12,416,918
1.61%, 05/15/25 (Call 03/15/25),
(3 mo. LIBOR US + 1.100%)(b)	10,000	10,111,326

		68,844,910

Transportation — 1.0%
Ryder System Inc. 2.88%, 06/01/22 (Call 05/31/22)	20,000	20,025,266
3.65%, 03/18/24 (Call 02/18/24)(e)	19,000	18,933,901
3.88%, 12/01/23 (Call 11/01/23)(e)	5,000	5,039,284

		43,998,451

Trucking & Leasing — 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp. 2.70%, 03/14/23 (Call 02/14/23)(a)	10,000	9,966,446
4.13%, 08/01/23 (Call 07/01/23)(a)	15,000	15,104,947
4.88%, 07/11/22(a)	4,901	4,928,870

		30,000,263

Total Corporate Bonds & Notes — 65.1% (Cost: $2,933,848,702)		2,890,089,244

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	60,065	60,065,271
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	446,610	446,610,000

Total Money Market Funds — 11.4% (Cost: $506,663,262)		506,675,271

Total Investments in Securities — 100.6% (Cost: $4,527,925,280)		4,468,486,216

Other Assets, Less Liabilities — (0.6)%		(27,505,864)

Net Assets — 100.0%		$4,440,980,352

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Zero-coupon bond.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$49,889,059	$10,193,143	(a)	$—	$(20,226)	$3,295	$60,065,271	60,065	$36,943	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	208,310,000	238,300,000	(a)	—	—	—	446,610,000	446,610	153,334		—

					$(20,226)	$3,295	$506,675,271		$190,277		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 9,116,021	EUR 8,473,000	BBP	06/15/22	$159,832

USD 58,080,902	EUR 52,860,000	DB	06/15/22	2,206,455

USD 53,202,546	GBP 40,763,000	BBP	06/15/22	1,943,335

				4,309,622

Net unrealized appreciation				$4,309,622

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$4,309,622

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$5,697,209

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$3,837,887

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$486,450
Average amounts sold — in USD	$104,111,245

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Bond ETF

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$4,309,622	$—

Total derivative assets and liabilities in the Statement of Assets and Liabilities	4,309,622	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	4,309,622	—

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets	(a)(b)

Barclays Bank PLC	$2,103,167	$—	$—	$—	$2,103,167
Deutsche Bank Securities Inc.	2,206,455	—	—	—	2,206,455

	$4,309,622	$—	$—	$—	$ 4,309,622

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$608,662,976	$—	$608,662,976
Certificates of Deposit	—	29,993,253	—	29,993,253
Collaterized Mortgage Obligations	—	338,447,363	—	338,447,363
Commercial Paper	—	94,618,109	—	94,618,109
Corporate Bonds & Notes	—	2,890,089,244	—	2,890,089,244
Money Market Funds	506,675,271	—	—	506,675,271

	$506,675,271	$3,961,810,945	$—	$4,468,486,216

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$4,309,622	$—	$4,309,622

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 4.3%
Black Belt Energy Gas District RB 4.00%, 06/01/22	$170	$170,330
4.00%, 12/01/22	240	243,144
4.00%, 12/01/22	750	758,653
4.00%, 06/01/23	240	244,391
4.00%, 12/01/24	1,250	1,277,215
Series A, VRDN, 4.00%, 08/01/47 (Put 05/20/22)(a)(b)	4,000	4,016,064
Columbia Industrial Development Board RB, VRDN, 0.39%, 12/01/37 (Put 04/29/22)(a)(b)	3,300	3,300,000
Southeast Alabama Gas Supply District (The) RB, Series A, 4.00%, 06/01/22	1,500	1,502,301
Southeast Energy Authority A Cooperative District RB
Series A, 4.00%, 10/01/22	355	357,606
Series A, 4.00%, 10/01/23	450	456,100
Series B, 4.00%, 06/01/24	1,200	1,221,662

		13,547,466

California — 0.6%
California County Tobacco Securitization Agency RB, Series A, 4.00%, 06/01/22	545	546,058
State of California GO, 5.00%, 12/01/24	1,190	1,267,883

		1,813,941

Colorado — 0.1%
City & County of Denver Co. Airport System Revenue RB, Series A, 5.00%, 11/15/23	250	259,571

Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority RB, 4.00%, 07/01/22	500	501,707
State of Connecticut GO
Series A, 3.00%, 01/15/23	2,000	2,017,876
Series C, VRDN, 0.48%, 05/15/34 (Put 04/29/22)(a)(b)	1,920	1,920,000
Series C, 3.00%, 06/01/22	900	901,140
Series C, 5.00%, 07/15/22	900	906,547
State of Connecticut Special Tax Revenue ST, Series A, 5.00%, 05/01/22	200	200,000

		6,447,270

District of Columbia — 2.7%
District of Columbia RB, VRDN, 0.55%, 04/01/38 (Put 04/29/22)(a)(b)	2,890	2,890,000
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/22	1,200	1,215,068
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.49%, 10/01/53 (Put 10/01/29)(a)(b)(c)	4,525	4,525,000

		8,630,068

Florida — 2.8%
County of Martin FL RB, VRDN, 0.40%, 07/15/22 (Put 04/29/22)(a)(b)	500	500,000
County of Miami-Dade FL Aviation Revenue RB, Series A, 5.00%, 10/01/23	2,500	2,584,407
County of Palm Beach FL RB, VRDN, 0.48%, 07/01/32 (Put 05/02/22)(a)(b)	2,800	2,800,000
Florida Development Finance Corp. RB, VRDN, 0.30%, 12/01/56 (Put 05/31/22)(a)(b)	2,150	2,144,432
Miami-Dade County Industrial Development Authority RB, 0.40%, 08/01/23	1,000	967,265

		8,996,104

Security	Par (000)	Value

Georgia — 7.9%
Bartow County Development Authority RB, VRDN, 1.55%, 08/01/43 (Put 08/19/22)(a)(b)	$2,000	$1,995,994
Burke County Development Authority RB, VRDN, 2.25%, 10/01/32 (Put 05/25/23)(a)(b)	2,000	1,985,544
City of Atlanta GA TA, 5.00%, 12/01/22	3,975	4,040,063
Main Street Natural Gas Inc. RB
Series A, VRDN, 4.00%, 04/01/48 (Put 06/01/23)(a)(b)	5,685	5,775,869
Series D, VRDN, 1.14%, 08/01/48 (Put 09/01/23)(a)(b)	5,000	4,975,170
Monroe County Development Authority RB, VRDN, 0.39%, 06/01/49 (Put 04/29/22)(a)(b)	3,700	3,700,000
Municipal Electric Authority of Georgia RB, VRDN, 0.46%, 01/01/48 (Put 04/29/22)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.49%, 01/01/44 (Put 07/01/28) (AGM)(a)(b)(c)	1,700	1,700,000

		25,172,640

Illinois — 3.4%
County of Cook IL GO, 4.00%, 11/15/22	1,395	1,411,630
Illinois Development Finance Authority RB, VRDN, 0.48%, 02/01/33 (Put 04/29/22)(a)(b)	2,000	2,000,000
Illinois Finance Authority RB, VRDN, 0.45%, 01/01/37 (Put 05/02/22)(a)(b)	3,300	3,300,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.48%, 03/01/33 (Put 05/06/22)(a)(b)(c)	4,000	4,000,000

		10,711,630

Indiana — 3.2%
City of Rockport IN RB, VRDN, 1.35%, 07/01/25 (Put 09/01/22)(a)(b)	2,250	2,245,529
Indianapolis Local Public Improvement Bond Bank RB, Series A, 5.00%, 06/01/23	1,800	1,851,027
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.59%, 04/01/30 (Put 05/06/22)(a)(b)(c)	6,000	6,000,000

		10,096,556

Iowa — 1.0%
Iowa Finance Authority RB, VRDN, 0.49%, 12/01/41 (Put 04/29/22)(a)(b)(c)	3,200	3,200,000

Kansas — 2.2%
City of Burlington KS RB
Series A, VRDN, 0.67%, 09/01/35 (Put 04/29/22)(a)(b)	4,000	4,000,000
Series B, VRDN, 0.67%, 09/01/35 (Put 04/29/22)(a)(b)	3,000	3,000,000

		7,000,000

Kentucky — 8.4%
County of Meade KY RB
VRDN, 0.60%, 08/01/61 (Put 04/29/22)(a)(b)	7,600	7,600,000
VRDN, 0.59%, 08/01/61 (Put 04/29/22)(a)(b)	7,500	7,500,000
Kentucky Public Energy Authority RB
4.00%, 02/01/23	1,000	1,013,616
Series A, VRDN, 4.00%, 04/01/48 (Put 01/02/24)(a)(b)	3,930	4,004,065
Kentucky State Property & Building Commission RB, Series A, 5.00%, 11/01/22	1,000	1,016,571
Louisville/Jefferson County Metropolitan Government RB, VRDN, 0.52%, 06/01/33 (Put 04/29/22)(a)(b)	5,000	5,000,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.47%, 12/01/41 (Put 12/01/27) (AGM)(a)(b)(c)	500	500,000

		26,634,252

Louisiana — 3.0%
Consolidated Govt of the City of Baton Rouge & Parish of E Baton Rouge Sales Tax RB, 5.00%, 08/01/22 (AGM)	465	469,236

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
Lake Charles Harbor & Terminal District RB, VRDN, 1.00%, 12/01/51 (Put 12/01/24)(a)(b)	$4,325	$4,091,761
Louisiana Offshore Terminal Authority RB, VRDN, 1.65%, 09/01/27 (Put 12/01/23)(a)(b)	400	392,594
Louisiana Stadium & Exposition District RB, 4.00%, 07/03/23 (Call 04/01/23)	2,325	2,362,358
Parish of St Charles LA RB, 4.00%, 12/01/40 (Put 06/01/22)(a)(b)	2,345	2,348,661

		9,664,610

Massachusetts — 1.9%
Massachusetts Educational Financing Authority RB 5.00%, 07/01/22	1,445	1,451,835
5.00%, 01/01/24	2,500	2,582,732
Massachusetts Housing Finance Agency RB
Series A, 0.30%, 12/01/23 (Call 06/01/22)	1,000	951,862
Series A, 0.40%, 06/01/24 (Call 06/01/23)	1,000	959,541

		5,945,970

Michigan — 2.1%
Michigan Finance Authority RB 0.40%, 10/15/23	665	644,694
5.00%, 10/15/22	3,250	3,289,552
5.00%, 11/01/22	240	243,867
5.00%, 12/01/22	1,390	1,415,583
Series A, 4.00%, 06/01/22	1,000	1,001,776

		6,595,472

Minnesota — 0.6%
City of Minneapolis MN RB, Class C, 0.33%, 11/15/48 (Put 04/29/22)(a)(b)	2,050	2,050,000

Mississippi — 3.6%
Mississippi Business Finance Corp. RB
VRDN, 0.33%, 12/01/30 (Put 05/02/22)(a)(b)	1,600	1,600,000
Series A, VRDN, 0.47%, 12/01/30 (Put 05/02/22)(a)(b)	10,000	10,000,000

		11,600,000

Missouri — 1.0%
City of Kansas City MO RB, 5.00%, 09/01/22	810	818,307
County of Greene MO COP, Series A, 3.00%, 03/01/23	350	353,409
RBC Municipal Products Inc. Trust RB, VRDN, 0.49%, 09/01/39 (Put 05/06/22)(a)(b)(c)	2,000	2,000,000

		3,171,716

Nebraska — 0.9%
Central Plains Energy Project RB, VRDN, 5.00%, 03/01/50 (Put 10/01/23)(a)(b)	1,000	1,028,529
County of Douglas NE RB, 0.97%, 07/01/35	2,000	1,950,722

		2,979,251

Nevada — 0.8%
County of Clark Department of Aviation RB, 5.00%, 07/01/22	2,165	2,176,806
Nevada Housing Division RB, 0.25%, 12/01/22 (Call 05/20/22)	485	480,648

		2,657,454

New Jersey — 13.2%
Jersey City Municipal Utilities Authority RB, 3.00%, 07/01/22	4,000	4,009,496
New Jersey Economic Development Authority RB 5.00%, 06/15/22	200	200,768
5.25%, 09/01/24 (c)	7,600	8,004,457
Series A, 4.00%, 07/01/22	2,000	2,007,336
Series AAA, 5.00%, 06/15/22	1,000	1,003,838
Series B, 5.00%, 11/01/23 (SAP)	1,450	1,498,634

Security	Par (000)	Value

New Jersey (continued)
Series B, 5.00%, 11/01/24	$1,010	$1,062,325
Series NN, 5.00%, 03/01/23	1,000	1,022,281
Series UU, 5.00%, 06/15/22	2,000	2,007,676
Series UU, 5.00%, 06/15/23	1,575	1,617,741
New Jersey Health Care Facilities Financing Authority RB, 5.00%, 10/01/23	1,500	1,549,686
New Jersey Higher Education Student Assistance Authority RB, 5.00%, 12/01/24	500	525,060
New Jersey Housing & Mortgage Finance Agency RB, 4.00%, 04/01/23	1,290	1,309,149
New Jersey Transportation Trust Fund Authority RB Series A, 5.00%, 06/15/22	220	220,854
Series A, 5.00%, 06/15/22	2,750	2,760,266
Series A, 5.00%, 06/15/24	1,575	1,653,378
Series A, 5.50%, 12/15/22	1,430	1,461,396
Series A, 5.50%, 12/15/22 (AGM-CR)	190	194,194
Series A, 5.50%, 12/15/23	155	161,782
Series B, 5.25%, 12/15/22 (AMBAC)	910	928,134
Series D, 5.00%, 12/15/23	470	487,395
Series D, 5.25%, 12/15/23	1,275	1,327,197
State of New Jersey GO, Series A, 4.00%, 06/01/23	1,290	1,311,985
Tobacco Settlement Financing Corp. RB, Series A, 5.00%, 06/01/22	3,000	3,008,067
Township of Deptford NJ RB, Series A, 1.00%, 07/13/22	1,478	1,477,297
Township of Evesham NJ GO, 1.00%, 06/14/22	988	987,090

		41,797,482

New Mexico — 0.2%
New Mexico Municipal Energy Acquisition Authority RB, Series A, 4.00%, 05/01/22	600	600,000

New York — 6.4%
Albany Industrial Development Agency RB, VRDN, 0.55%, 07/01/32 (Put 05/05/22)(a)(b)	900	900,000
Amherst Development Corp. RB, VRDN, 0.51%, 02/01/35 (Put 04/29/22)(a)(b)	1,720	1,720,000
City of New York NY GO, VRDN, 0.35%, 12/01/47 (Put 04/29/22)(a)(b)	2,400	2,400,000
Nassau Health Care Corp. RB, Series C, 5.00%, 08/01/23 (GTD)	1,425	1,470,415
New York City Housing Development Corp. RB, 0.45%, 11/01/25 (FHA)	1,560	1,444,189
New York City Transitional Finance Authority Future Tax Secured Revenue RB, VRDN, 0.36%, 02/01/44 (Put 04/29/22)(a)(b)	3,200	3,200,000
New York Transportation Development Corp. RB 5.00%, 12/01/22	495	502,761
Series A, 5.00%, 12/01/23	1,250	1,285,794
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.47%, 09/01/26 (Put 05/06/22)(a)(b)(c)	2,195	2,195,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.47%, 07/01/50 (Put 07/01/30)(a)(b)(c)	2,000	2,000,000
Town of Newburgh NY GOL, 1.00%, 05/18/22	820	819,773
Town of Oyster Bay NY GOL 4.00%, 03/01/23	425	431,819
5.00%, 08/15/22 (BAM)	715	722,189
Village of Kings Point NY RB, 1.00%, 07/22/22	1,300	1,299,156

		20,391,096

North Carolina — 0.2%
North Carolina Medical Care Commission RB, VRDN, 0.47%, 10/01/35 (Put 04/29/22)(a)(b)	500	500,000

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Municipal Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

North Dakota — 2.2%
North Dakota Housing Finance Agency RB, VRDN, 0.44%, 07/01/36 (Put 05/06/22)(a)(b)	$6,875	$6,875,000

Ohio — 2.1%
Akron Bath Copley Joint Township Hospital District RB
5.00%, 11/15/22	225	228,295
5.00%, 11/15/23	325	337,185
City of Cleveland OH GOL, Series A, 2.00%, 12/01/22	300	300,832
Ohio Higher Educational Facility Commission RB, VRDN, 0.41%, 01/01/39 (Put 04/29/22)(a)(b)	5,975	5,975,000

		6,841,312

Oregon — 1.9%
Oregon State Facilities Authority RB, VRDN, 0.32%, 08/01/34 (Put 04/29/22)(a)(b)	6,100	6,100,000

Pennsylvania — 5.2%
Allegheny County Hospital Development Authority RB, 1.00%, 11/15/23(a)(b)	1,500	1,500,005
Butler County Industrial Development Authority/PA RB, VRDN, 0.53%, 05/01/34 (Put 05/02/22)(a)(b)	2,200	2,200,000
Connellsville Area School District GOL, 4.00%, 08/15/22 (BAM SAW)	500	503,561
Ephrata Area School District GO, 3.00%, 03/01/24	1,000	1,007,895
General Authority of Southcentral Pennsylvania RB, VRDN, 0.38%, 06/01/37 (Put 04/29/22)(a)(b)	3,300	3,300,000
Muhlenberg School District GOL, 4.00%, 05/15/22 (SAW)	700	700,614
Pennsylvania Economic Development Financing Authority RB, VRDN, 0.75%, 12/01/37 (Put 04/29/22)(a)(b)	3,000	3,000,000
Pennsylvania Housing Finance Agency RB 5.00%, 10/01/25	500	539,509
Series 133, 5.00%, 10/01/22	380	385,353
Philadelphia Gas Works Co. RB, Series A, 5.00%, 08/01/22	1,315	1,325,932
Southeastern Pennsylvania Transportation Authority RB, 5.00%, 06/01/22	360	361,001
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.47%, 10/01/41 (Put 10/01/29)(a)(b)(c)	1,620	1,620,000

		16,443,870

Puerto Rico — 1.0%
Puerto Rico Housing Finance Authority RB, 5.00%, 12/01/22	3,000	3,052,932

South Carolina — 0.3%
South Carolina Public Service Authority RB, VRDN, 0.50%, 01/01/36 (Put 04/29/22)(a)(b)	900	900,000

South Dakota — 0.6%
South Dakota Housing Development Authority RB, VRDN, 0.45%, 11/01/62 (Put 04/29/22)(a)(b)	1,780	1,780,000

Tennessee — 0.6%
Metropolitan Government Nashville & Davidson County Health & Educational Facility RB, 5.00%, 05/01/22	535	535,000
Tennergy Corp./TN
Series A, 4.00%, 09/01/22	335	337,375
Series A, 4.00%, 03/01/23	375	380,114
Series A, 4.00%, 09/01/23	320	325,633
Tennessee Energy Acquisition Corp. RB, Series A, 5.00%, 11/01/23	250	256,942

		1,835,064

Security	Par (000)	Value

Texas — 13.5%
Fort Bend Independent School District RB
0.55%, 05/27/22	$5,000	$4,999,244
0.60%, 05/27/22	5,000	4,999,313
Harris County Cultural Education Facilities Finance Corp. RB, VRDN, 5.00%, 06/01/32 (Put 09/01/22)(a)(b)	4,000	4,071,820
Port of Arthur Navigation District Industrial Development Corp. RB VRDN, 0.49%, 12/01/40 (Put 05/02/22)(a)(b)	7,000	7,000,000
VRDN, 0.49%, 06/01/41 (Put 05/02/22)(a)(b)	3,000	3,000,000
State of Texas GO
VRDN, 0.47%, 12/01/43 (Put 05/06/22)(a)(b)	9,700	9,700,000
Series A, VRDN, 0.47%, 06/01/44 (Put 05/02/22)(a)(b)	410	410,000
Series A, VRDN, 0.47%, 06/01/45 (Put 04/29/22)(a)(b)	2,910	2,910,000
Tarrant County Cultural Education Facilities Finance Corp. RB, VRDN, 0.32%, 10/01/41 (Put 04/29/22)(a)(b)	1,000	1,000,000
Tender Option Bond Trust Receipts/Certificates RB, VRDN, 0.54%, 06/15/27 (Put 05/06/22)(a)(b)(c)	1,500	1,500,000
Texas Municipal Gas Acquisition & Supply Corp. III RB
5.00%, 12/15/22	2,000	2,030,104
5.00%, 12/15/23	1,150	1,183,122

		42,803,603

Virginia — 0.1%
Fairfax County Industrial Development Authority RB, 5.00%, 05/15/23	300	308,728

Washington — 0.3%
King County Housing Authority RB, 3.00%, 06/01/22	250	250,290
Washington Health Care Facilities Authority RB, VRDN, 5.00%, 08/01/49 (Put 02/01/25)(a)(b)	800	840,096

		1,090,386

Wisconsin — 1.0%
Public Finance Authority RB, 5.00%, 06/01/22	175	175,462
Wisconsin Health & Educational Facilities Authority RB, VRDN, 0.62%, 08/15/54 (Put 01/01/26)(a)(b)	2,000	1,956,224
Wisconsin Housing & Economic Development Authority RB, VRDN, 0.44%, 03/01/41 (Put 04/29/22)(a)(b)	1,000	1,000,000

		3,131,686

Total Municipal Debt Obligations — 101.3% (Cost $324,336,707)		321,625,130

Total Investments in Securities — 101.3% (Cost: $324,336,707)		321,625,130

Other Assets, Less Liabilities — (1.3)%		(4,063,007)

Net Assets — 100.0%		$317,562,123

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Short Maturity Municipal Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds: MuniCash(a)	$—	$—	$ (3)(b)	$3	$—	$—	—	$11	$—

(a) As of period end, the entity is no longer held.

(b) Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$321,625,130	$—	$321,625,130

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
CarMax Auto Owner Trust 2.81%, 05/15/25	$3,752	$3,751,689
Series 20-4, Class A2A, 0.31%, 01/16/24 (Call 06/15/24)	1,662	1,660,499
Ford Credit Auto Lease Trust 0.24%, 04/15/24 (Call 01/15/24)	7,361	7,296,796
3.06%, 10/15/24	4,343	4,344,384
Ford Credit Auto Owner Trust, 0.73%, 09/15/24 (Call 08/15/25)	11,021	10,905,104
Honda Auto Receivables Owner Trust, 1.44%, 10/15/24 (Call 05/15/25)	14,164	14,043,266
Hyundai Auto Lease Securitization Trust 0.24%, 01/16/24 (Call 03/15/24)(a)	14,741	14,580,326
0.81%, 04/15/24 (Call 06/15/24)(a)	10,000	9,861,733
Toyota Auto Receivables, 2.35%, 01/15/25	9,455	9,432,001

Total Asset-Backed Securities — 1.2% (Cost: $76,495,328)		75,875,798

Certificates of Deposit
Banco Santander SA, 0.62%, 08/01/22	10,000	9,982,436
Banco Santander SA/New York, 0.75%, 10/19/22, (SOFR + 0.450%)(b)	10,000	10,000,139
Bank of Montreal, 0.50%, 11/28/22	7,000	6,935,419
Barclays Bank PLC, 1.65%, 03/03/23	15,000	14,896,899
Barclays Bank PLC/NY, 0.57%, 02/03/23, (SOFR + 0.300%)(b)	30,000	29,958,136
Bayerische Landesbank/New York 0.90%, 06/27/23	15,000	14,821,625
1.38%, 01/27/23, (3 mo. LIBOR US + 0.160%)(b)	22,500	22,486,494
BNP Paribas NY, 0.20%, 09/08/22	35,000	34,841,396
Canadian Imperial Bank of Commerce 0.35%, 11/02/22	6,000	5,950,437
1.39%, 09/12/22	35,000	35,001,361
Canadian Imperial Bank of Commerce/New York NY 0.50%, 08/24/22, (SOFR + 0.220%)(b)	22,000	21,996,495
0.56%, 03/03/23, (SOFR + 0.280%)(b)	30,000	29,957,026
0.58%, 01/06/23, (SOFR + 0.300%)(b)	10,000	9,991,483
Credit Industriel et Commercial/New York, 0.37%, 05/06/22,
(3 mo. LIBOR US + 0.5000%)(b)	7,000	6,999,838
Credit Suisse AG/New York NY, 0.50%, 10/28/22	15,000	14,885,213
Kookmin Bank/New York 0.58%, 01/30/23, (SOFR + 0.300%)(b)	25,000	24,965,230
0.60%, 02/09/23, (SOFR + 0.320%)(b)	10,000	9,986,935
0.60%, 02/21/23, (SOFR + 0.320%)(b)	20,000	19,972,128
0.68%, 12/02/22, (3 mo. LIBOR US + 0.180%)(b)	10,000	10,002,880
1.35%, 10/24/22, (3 mo. LIBOR US + 0.170%)(b)	5,000	5,000,737
Landesbank Baden-Wuerttemberg 0.34%, 10/21/22	10,000	9,927,814
0.81%, 06/03/22, (SOFR + 0.28000%)	8,000	7,996,013
Lloyds Bank Corp. 0.23%, 08/17/22	6,700	6,677,059
0.40%, 12/01/22	16,000	15,845,779
Lloyds Bank Corporate Markets PLC, 0.23%, 06/30/22	15,000	14,980,635
Lloyds Bank Corporate Markets PLC/New York NY, 0.55%, 02/03/23, (SOFR + 0.280%)(b)	25,000	24,972,292
Mitsubishi UFJ Financial Group, 0.25%, 05/05/22, (SOFR + 0.466%)	8,000	7,999,778
Mizuho Bank Ltd./New York NY, 0.46%, 07/25/22, (SOFR + 0.160%)(b)	11,500	11,495,807

Security	Par (000)	Value

MUFG Bank Ltd. 0.23%, 07/15/22	$7,000	$6,985,690
0.30%, 10/31/22	7,500	7,440,330
0.32%, 08/08/22	5,000	4,985,744
MUFG Bank Ltd/New York NY 0.55%, 01/24/23, (SOFR + 0.280%)(b)	15,000	14,983,183
0.55%, 01/27/23, (SOFR + 0.280%)(b)	25,000	24,971,663
Natix NY, 0.56%, 06/17/22, (SOFR + 0.180%)(b)	12,000	11,999,163
Natixis SA/New York NY, 0.56%, 02/07/23, (SOFR + 0.280%)(b)	10,000	9,987,810
Nordea Bank Abp/New York NY, 0.46%, 10/27/22, (SOFR + 0.190%)(b)	20,000	19,979,828
Oversea Chinese Bannking Corp., 0.17%, 06/03/22, (3 mo. LIBOR US + 0.25%)	10,130	10,123,821
Royal Bank of Canada 0.20%, 08/16/22	18,000	17,933,956
0.37%, 11/10/22	10,000	9,910,767
0.40%, 11/15/22	15,000	14,863,004
0.53%, 01/11/23, (SOFR + 0.250%)(b)	18,000	17,976,174
Royal Bank of Canada/New York NY, 0.41%, 05/24/22, (SOFR + 0.130%)(b)	10,000	9,999,797
Standard Chartered Bank/New York 0.58%, 03/13/23, (SOFR + 0.300%)(b)	30,000	29,953,549
0.63%, 05/01/23, (SOFR + 0.350%)(b)	25,000	24,964,987
0.69%, 07/28/23, (SOFR + 0.420%)(b)	15,000	14,994,400
Sumitomo Mitsui Banking Corp., 2.70%, 04/25/23	50,000	49,970,811
Sumitomo Mitsui Banking Corp./New York 0.56%, 01/23/23, (SOFR + 0.280%)(b)	20,000	19,971,846
0.70%, 07/15/22	10,000	9,997,751
Sumitomo Mitsui Trust Bank, 0.25%, 05/11/22, (SOFR + 0.28%)	5,000	4,999,617
Svenska Handelsbanken/New York NY 0.44%, 09/09/22, (SOFR + 0.170%)(b)	10,000	9,993,875
0.72%, 10/27/22, (SOFR + 0.190%)(b)	15,000	14,984,871
Toronto Dominion Bank 0.50%, 07/26/22	20,000	19,964,584
0.73%, 12/30/22	8,000	7,917,643
Toronto-Dominion Bank 0.53%, 07/05/22	25,000	24,975,142
1.75%, 10/21/22	15,000	14,987,087
2.69%, 04/28/23	10,000	9,999,291
Toronto-Dominion Bank/NY, 0.34%, 10/28/22	7,000	6,943,114
UBS AG/Stamford Branch, 1.68%, 10/20/22	5,000	4,996,245
Westpac Banking Corp., 2.25%, 01/23/23	30,000	29,989,956

Total Certificates of Deposit — 14.6% (Cost: $922,323,732)		920,273,183

Commercial Paper
Amcor Flexibles North America 0.70%, 05/11/22(c)	30,000	29,992,980
1.09%, 06/09/22(c)	30,000	29,962,895
Ameren Corp. 0.70%, 05/12/22(c)	22,614	22,608,325
1.03%, 06/02/22(c)	15,000	14,985,451
American Electric Power Inc. 0.58%, 05/03/22(c)	28,250	28,248,189
0.59%, 05/04/22(c)	20,000	19,998,358
American Honda Financial, 1.26%, 07/06/22(c)	20,000	19,952,664
Amphenol Corp., 0.65%, 05/10/22(c)	19,000	18,996,255
Antalis SA, 1.40%, 08/04/22(c)	25,000	24,912,228

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

ANZ New Zealand International Ltd. 0.36%, 05/02/22(c)	$30,000	$29,999,092
1.86%, 10/21/22(c)	25,000	24,776,389
ASB Bank Ltd., 0.84%, 09/15/22, (SOFR + 0.790%)(a)(b)	18,250	18,280,323
ASB Finance Ltd., 1.53%, 09/12/22(c)	15,000	14,913,640
AT&T Inc., 0.78%, 05/17/22(c)	66,300	66,274,276
AT+T Inc., 1.55%, 08/16/22(c)	45,000	44,789,358
Australia & New Zealand Banking Group Ltd., 1.20%, 07/28/22(c)	10,000	9,970,000
Avery Dennison Corp. 0.62%, 05/06/22(c)	5,250	5,249,367
0.67%, 05/10/22(c)	7,965	7,963,382
Barclays Bank PLC, Series 10-10.51%, 07/22/22, (SOFR + 0.230%)(a)(b)	10,000	9,998,670
Base Aktiengesellsch 1.72%, 09/02/22(c)	10,000	9,940,325
2.14%, 10/03/22(c)	17,400	17,239,051
Baxter International, 0.56%, 05/02/22(c)	37,037	37,035,262
Bedford Row Funding Corp., 0.44%, 06/27/22, (FEDL01 + 0.110%)(a)(b)	15,000	14,995,920
Bell Canada, 0.66%, 05/12/22(c)	30,000	29,992,872
BNZ Financial Funding Ltd., 0.82%, 06/13/22(c)	7,500	7,492,313
BNZ International Funding Ltd., 0.94%, 07/01/22(c)	10,000	9,983,585
BPCE SA 1.25%, 08/01/22(c)	15,000	14,951,198
2.43%, 03/01/23(c)	13,500	13,227,125
2.51%, 02/22/23(c)	10,000	9,795,600
Brookfield Infrastructure Holdings, 0.58%, 05/03/22(c)	19,316	19,314,762
Brookfield Renewable, 0.81%, 05/19/22(c)	12,000	11,994,580
Church & Dwight Co. Inc., 0.93%, 05/25/22(c)	14,060	14,050,607
Citigroup Global Markets Inc. 1.32%, 08/01/22(c)	18,000	17,938,383
2.20%, 01/03/23(c)	20,000	19,699,817
2.60%, 04/11/23(c)	30,000	29,267,541
Collateralized Commercial Paper Flex Co. LLC 0.27%, 08/18/22(a)	15,000	14,947,561
0.92%, 06/24/22(c)	30,000	29,955,153
Collateralized Commercial Paper V Co. 1.46%, 09/14/22(c)	18,750	18,634,497
1.66%, 10/14/22(c)	12,650	12,543,622
1.70%, 10/21/22(c)	15,000	14,865,250
Commonwealth Bank of Australia 0.63%, 10/14/22, (SOFR + 0.350%)(a)(b)	15,000	15,000,000
1.77%, 10/21/22(c)	5,000	4,957,465
Crown Point Capital Co., 0.30%, 10/04/22(a)	10,000	9,939,342
Disney (walt) Co. (The), 1.69%, 09/30/22(c)	5,000	4,964,174
DNB Bank ASA 1.73%, 10/19/22(c)	5,000	4,958,696
1.86%, 11/07/22(c)	5,000	4,950,933
2.41%, 03/02/23(c)	10,000	9,798,915
DZ Bank AG Deutsche Zentral, 1.36%, 08/12/22(c)	6,260	6,235,260
Enbridge Inc. 0.83%, 05/09/22(c)	10,000	9,997,686
0.95%, 05/18/22(c)	20,000	19,990,004
1.37%, 07/05/22(c)	30,000	29,923,843
Enel Finance America 1.07%, 06/08/22(c)	8,860	8,849,496
1.08%, 06/10/22(c)	10,000	9,987,400
1.27%, 07/08/22(c)	12,000	11,970,437
1.36%, 07/21/22(c)	15,000	14,953,209
1.45%, 08/03/22(c)	15,100	15,042,016

Security	Par (000)	Value

1.68%, 09/07/22(c)	$10,000	$9,939,376
1.73%, 09/15/22(c)	28,000	27,814,698
1.97%, 10/21/22(c)	15,500	15,352,696
Eversource Energy, 0.74%, 05/17/22(c)	10,000	9,996,325
Fidelity National Information Services, 0.89%, 05/23/22(c)	6,429	6,425,194
Goldman Sachs International, 1.93%, 11/10/22(c)	10,000	9,896,488
Hyundai Capital America, 0.70%, 05/11/22(c)	20,000	19,995,327
ING U.S Funding LLC. 0.56%, 05/12/22, (SOFR + 0.58%)(c)	25,000	24,994,962
0.64%, 05/17/22(c)	10,000	9,996,825
Intercontinental Exchange Inc., 0.91%, 05/17/22, (SOFR + 0.58%)(c)	9,499	9,494,678
J.P. Morgan Securities, 0.22%, 09/30/22,
(3 mo. LIBOR US + 0.17000%)(a)	10,000	9,938,104
Kookmin Bank, 2.63%, 04/25/23(c)	25,000	24,356,467
Kookmin Bank/New York, 1.44%, 08/22/22,
(3 mo. LIBOR US + 0.35%)(c)	6,000	5,972,496
La Fayette Asset Security, 0.79%, 06/10/22(c)	32,000	31,967,968
Lloyds Bank Corp, 1.88%, 10/31/22(c)	15,000	14,856,317
Mackinac Funding, 0.56%, 05/03/22(c)	7,000	6,999,710
Macquarie Bank Ltd. 0.40%, 01/10/23, (SOFR + 0.350%)(a)(b)	15,000	14,990,631
0.45%, 09/20/22, (SOFR + 0.180%)(a)(b)	10,000	9,992,691
0.59%, 02/28/23, (SOFR + 0.3%)(a)(b)	25,000	24,967,325
1.45%, 08/01/22, (SOFR + 0.180%)(c)	5,000	4,981,135
2.01%, 11/01/22, (SOFR + 0.350%)(c)	10,000	9,897,442
Mitsubishi HC Capital America Inc. 0.56%, 05/02/22(c)	2,000	1,999,906
0.66%, 05/09/22(c)	5,000	4,999,086
0.74%, 05/12/22(c)	20,000	19,994,692
0.76%, 05/16/22(c)	12,536	12,531,519
National Australia Bank Ltd. 1.47%, 09/06/22(c)	30,000	29,841,075
1.57%, 09/26/22(c)	20,000	19,870,000
1.76%, 10/11/22, (3 mo. LIBOR US + 0.41%)(c)	20,000	19,839,583
2.39%, 02/24/23(c)	17,000	16,667,253
National Bank of Canada 0.66%, 05/19/22(c)	8,000	7,997,076
1.86%, 10/31/22, (SOFR + 0.33%)(c)	10,000	9,905,239
National Grid Holdings, 1.06%, 06/07/22, (SOFR + 0.4%)(c) .	14,500	14,483,349
NatWest Market PLC 1.29%, 07/18/22(c)	15,600	15,555,523
1.34%, 07/26/22(c)	25,000	24,918,294
Nieuw Amsterdam Recv, 0.59%, 05/03/22(c)	30,000	29,998,690
Nordea Bank Abp, 1.72%, 10/21/22, (SOFR + 0.19000%)(c)	10,000	9,916,972
Nutrien Ltd. 0.82%, 05/17/22(c)	14,880	14,873,929
1.05%, 05/31/22(c)	15,000	14,985,960
Oscar AcquisitionCo LLC/Oscar Finance Inc., 0.70%, 05/12/22, (SOFR + 0.33%)(c)	26,787	26,780,277
Regatta Funding Co. LLC, 1.81%, 10/28/22(c)	5,000	4,953,236
Royal Bank of Canada, 1.75%, 09/12/22(c)	20,000	19,868,684
Skandinaviska Enskilda Banken AB 0.88%, 06/21/22(c)	7,000	6,990,900
1.69%, 09/12/22(c)	40,000	39,746,738
1.92%, 10/24/22, (3 mo. LIBOR US + 0.645%)(c)	15,000	14,859,083
1.93%, 10/26/22(c)	30,000	29,713,500
Societe Generale SA 0.00%, 09/19/22, (SOFR + 0.35000%)(d)	10,000	9,938,270
0.37%, 05/03/22(c)	10,000	9,999,592
1.47%, 08/31/22, (SOFR + 0.42000%)(c)	15,000	14,924,205

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Stanley Works (The), 0.69%, 05/23/22(c)	$15,000	$14,993,100
Sumitomo Mitsui Banking Corp., 1.33%, 07/21/22(c)	15,000	14,954,315
Suncor Energy Inc., 0.61%, 05/05/22(c)	17,775	17,773,205
Swedbank AB 1.34%, 08/03/22(c)	20,000	19,928,853
1.41%, 08/15/22(c)	12,000	11,949,528
1.83%, 10/17/22(c)	35,000	34,698,921
1.88%, 10/24/22(c)	15,000	14,861,679
1.90%, 10/26/22(c)	20,000	19,812,000
Telus Corp., 1.26%, 07/06/22(c)	9,250	9,228,107
Thermo Fisher Scientific Inc., 1.02%, 06/01/22(c)	20,000	19,981,300
Toronto Dominion Bank, 1.29%, 08/03/22(c)	20,000	19,931,627
Toronto-Dominion Bank 2.19%, 12/09/22(c)	15,000	14,798,307
2.50%, 02/17/23(c)	20,000	19,599,670
Transcanada Pipelines Ltd. 0.56%, 05/02/22(c)	20,000	19,999,062
0.61%, 05/05/22(c)	30,000	29,996,970
1.35%, 07/20/22, (SOFR + 0.2%)(c)	20,000	19,938,637
UBS AG London, 1.64%, 09/01/22(c)	10,000	9,943,333
UBS AG/London 0.57%, 12/02/22, (SOFR + 0.300%)(a)(b)	10,000	9,991,147
1.51%, 08/18/22(c)	10,000	9,953,627
UBS AG/LONDON, 0.77%, 05/31/22(c)	25,000	24,982,822
Verizon Communications Inc. 0.66%, 05/09/22(c)	19,394	19,390,455
0.67%, 05/10/22(c)	25,000	24,994,882
1.25%, 07/05/22(c)	30,000	29,930,376
VW CR Inc. 0.76%, 05/16/22(c)	10,000	9,996,425
0.78%, 05/17/22(c)	15,000	14,994,180
1.15%, 06/21/22(c)	20,000	19,966,051
VW Credit Inc. 1.56%, 08/23/22(c)	19,500	19,402,231
1.57%, 08/24/22(c)	10,000	9,949,235
Walt Disney Co. (The) 0.85%, 06/15/22(c)	16,940	16,921,290
1.05%, 07/15/22(c)	10,950	10,925,478
Waste Management Inc. 1.38%, 07/25/22(c)	21,600	21,527,964
1.43%, 08/02/22(c)	4,805	4,786,906
1.47%, 08/09/22(c)	19,720	19,638,201
1.61%, 09/08/22(c)	25,000	24,853,333
Wec Energy Group Inc., 0.61%, 05/05/22(c)	10,000	9,998,990
Westpac Banking Corp./NY, 1.71%, 10/14/22(c)	5,000	4,960,520
Westpac Securities NZ Ltd., 1.00%, 07/01/22(c)	7,250	7,237,389

Total Commercial Paper — 37.5%
(Cost: $2,369,594,301)		2,367,025,344

Corporate Bonds & Notes

Aerospace & Defense — 0.1%
Raytheon Technologies Corp., 3.65%, 08/16/23 (Call 07/16/23)	4,000	4,027,791

Agriculture — 0.3%
Cargill Inc. 0.40%, 02/02/24 (Call 01/02/24)(a)(e)	10,165	9,694,625
3.50%, 04/22/25 (Call 04/22/23)(a)	6,825	6,817,179

		16,511,804

Security	Par (000)	Value

Auto Manufacturers — 5.2%
American Honda Finance Corp. 0.63%, 02/22/23, (3 mo. LIBOR US + 0.150%)(b)	$8,820	$8,815,666
0.65%, 09/08/23	20,000	19,404,953
0.75%, 08/09/24	3,235	3,060,447
0.88%, 07/07/23	7,025	6,878,059
1.03%, 09/08/23, (3 mo. LIBOR US + 0.420%)(b)	5,790	5,792,890
2.20%, 06/27/22	10,100	10,113,099
BMW Finance NV, 2.25%, 08/12/22(a)	1,890	1,890,128
BMW U.S. Capital LLC 0.43%, 08/12/24, (SOFR + 0.380%)(a)(b)	19,960	19,816,460
0.75%, 08/12/24(a)	2,925	2,769,225
0.80%, 04/01/24(a)	3,350	3,198,700
0.81%, 04/01/24, (SOFR + 0.530%)(a)(b)(e)	15,615	15,590,937
Daimler Finance North America LLC 0.75%, 03/01/24(a)	26,690	25,537,558
1.75%, 03/10/23(a)(e)	13,184	13,052,588
2.55%, 08/15/22(a)	2,247	2,250,336
Daimler Trucks Finance North America LLC, 1.13%, 12/14/23(a)	4,000	3,866,745
Hyundai Capital America 0.80%, 04/03/23(a)(e)	21,620	21,124,724
0.80%, 01/08/24(a)	3,000	2,858,227
2.38%, 02/10/23(a)	7,560	7,520,264
2.85%, 11/01/22(a)	8,440	8,453,403
Hyundai Capital Services Inc., 0.75%, 09/15/23(a)	20,000	19,304,718
PACCAR Financial Corp., 0.80%, 06/08/23	2,760	2,709,279
Toyota Motor Credit Corp. 0.45%, 07/22/22	6,580	6,559,333
0.47%, 02/13/23, (SOFR + 0.200%)(b)(e)	22,277	22,250,732
0.50%, 06/18/24	4,000	3,783,960
0.56%, 09/13/24, (SOFR + 0.290%)(b)	12,000	11,940,188
0.58%, 06/13/22, (SOFR + 0.300%)(b)	15,000	14,998,650
0.62%, 10/14/22, (SOFR + 0.340%)(b)	13,000	12,998,828
0.90%, 03/22/24, (SOFR + 0.320%)(b)	10,000	10,031,632
2.50%, 03/22/24	15,000	14,837,458
2.90%, 03/30/23	10,000	10,032,130
Volkswagen Group of America Finance LLC, 0.75%, 11/23/22(a)	15,025	14,876,185

		326,317,502

Auto Parts & Equipment — 0.0%
Aptiv PLC / Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	3,275	3,149,185

Banks — 12.4%
Banco Santander SA, 0.70%, 06/30/24 (Call 06/30/23)(b)	8,200	7,927,708
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	18,580	17,965,990
2.82%, 07/21/23 (Call 07/21/22),
(3 mo. LIBOR US + 0.930%)(b)	20,834	20,831,216
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	10,000	9,976,554
3.30%, 01/11/23	10,000	10,080,433
Series 2025, 0.81%, 02/04/25 (Call 02/04/24), (SOFR + 0.660%)(b)	15,000	14,908,500
BPCE SA
1.40%, 05/31/22, (3 mo. LIBOR US + 0.880%)(b)(e)	7,006	7,005,977
2.75%, 01/11/23(a)(e)	4,000	3,999,828
Canadian Imperial Bank of Commerce 1.60%, 06/16/22, (3 mo. LIBOR US + 0.720%)(b)	3,480	3,481,346
3.50%, 09/13/23	4,500	4,532,117

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citigroup Inc., 2.88%, 07/24/23 (Call 07/24/22),
(3 mo. LIBOR US + 0.950%)(b)	$20,000	$19,996,297
Credit Agricole Corporate & Investment Bank SA, 0.40%, 01/15/23 (Call 07/15/22)	12,000	11,898,435
Credit Suisse AG/New York NY 0.47%, 07/10/23, (SOFR + 0.420%)(b)	14,000	13,961,523
0.50%, 02/02/24	5,335	5,076,628
0.60%, 01/19/24, (SOFR + 0.540%)(b)	10,000	9,946,690
0.67%, 02/02/24, (SOFR + 0.390%)(b)	15,000	14,892,016
1.00%, 05/05/23	5,000	4,895,011
Deutsche Bank AG/New York NY 0.96%, 11/08/23	20,815	20,058,027
Series E, 0.55%, 11/08/23, (SOFR + 0.500%)(b)	16,220	16,125,470
DNB Bank ASA
1.12%, 12/02/22, (3 mo. LIBOR US + 0.620%)(a)(b)(e)	5,000	5,007,039
2.15%, 12/02/22(a)	14,382	14,377,149
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,544,429
Goldman Sachs Group Inc. (The) 0.52%, 03/08/23 (Call 09/08/22)	20,000	19,636,357
1.22%, 12/06/23 (Call 12/06/22)	12,000	11,654,214
0.63%, 11/17/23 (Call 11/17/22), (SOFR + 0.538%)(b)	10,000	9,846,574
0.74%, 11/17/23 (Call 11/17/22), (SOFR + 0.540%)(b)	7,000	6,975,655
HSBC Holdings PLC, 1.16%, 11/22/24 (Call 11/22/23), (SOFR + 0.580%)(b)	6,995	6,708,807
JPMorgan Chase & Co. 0.70%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	4,000	3,909,670
0.86%, 03/16/24 (Call 03/16/23), (SOFR + 0.580%)(b)	20,000	19,930,900
KeyBank N.A./Cleveland OH
0.43%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	10,000	9,712,151
0.59%, 06/14/24 (Call 06/14/23), (SOFR + 0.320%)(b)	15,565	15,409,225
Kookmin Bank/New York, 0.60%, 11/03/22, (SOFR + 0.320%)(a)(b)	11,000	10,992,764
Kookmin Bank/Seoul, 0.50%, 08/03/22, (SOFR + 0.450%)(a)(b)	10,535	10,532,316
Korea Development Bank (The), 0.84%, 02/18/23, (3 mo. LIBOR US + 0.350%)(b)	16,455	16,447,801
Lloyds Bank PLC, 2.25%, 08/14/22	10,000	10,014,291
Macquarie Bank Ltd. 0.58%, 04/06/23, (SOFR + 0.300%)(a)(b)	15,000	14,950,944
2.10%, 10/17/22(a)	9,450	9,444,731
Mitsubishi UFJ Financial Group Inc. 2.62%, 07/18/22	8,400	8,417,649
2.67%, 07/25/22	35,637	35,715,796
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	10,000	9,792,365
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	15,000	14,794,076
0.73%, 04/05/24 (Call 04/05/23), (SOFR + 0.616%)(b)	30,000	29,210,476
0.90%, 01/24/25 (Call 01/24/24), (3 mo. LIBOR US + 0.140%)(b)	15,000	14,853,743
3.62%, 04/17/25 (Call 04/17/24), (SOFR + 1.160%)(b)	6,865	6,829,504
3.75%, 02/25/23	15,384	15,499,158
National Australia Bank Ltd., 1.21%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(b)	3,500	3,503,747
National Australia Bank Ltd./New York, 1.88%, 12/13/22	4,460	4,455,501
Nordea Bank Abp, 1.00%, 06/09/23(a)	3,135	3,061,221
Nordea Bank Abp/New York NY, 0.30%, 01/27/23	8,000	7,937,456
Santander UK PLC, 2.10%, 01/13/23, (SOFR + 0.43%)	2,105	2,097,569
Skandinaviska Enskilda Banken AB 1.45%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(b)	3,000	3,008,510
2.20%, 12/12/22(a)	2,845	2,841,051

Security	Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group Inc. 0.51%, 01/12/24	$3,580	$3,416,767
3.10%, 01/17/23	2,659	2,669,358
Sumitomo Mitsui Trust Bank Ltd. 0.71%, 09/16/24, (SOFR + 0.440%)(a)(b)	15,000	14,906,357
0.80%, 09/12/23, (SOFR + 0.44%)(a)	12,744	12,344,801
0.80%, 09/16/24(a)	12,000	11,229,504
2.55%, 03/10/25(a)	10,000	9,687,234
Suncorp-Metway Ltd., 2.80%, 05/04/22, (SOFR + 0.19%)(a)	895	895,043
Svenska Handelsbanken AB, 0.63%, 06/30/23, (SOFR + 0.17000%)(a)	6,310	6,143,256
Swedbank AB 0.60%, 09/25/23(a)	14,500	13,992,645
1.30%, 06/02/23(a)	6,680	6,561,644
Truist Bank
0.48%, 01/17/24 (Call 01/17/23), (SOFR + 0.200%)(b)	45,000	44,652,150
1.25%, 03/09/23 (Call 02/09/23)	15,000	14,839,598
UBS AG/London 0.38%, 06/01/23(a)	4,440	4,324,693
0.45%, 02/09/24(a)	7,000	6,661,922
0.50%, 08/09/24, (SOFR + 0.450%)(a)(b)	8,470	8,400,918
0.54%, 02/09/24, (SOFR + 0.360%)(a)(b)	5,000	4,980,480
0.55%, 06/01/23, (SOFR + 0.320%)(a)(b)	8,470	8,455,178
0.70%, 08/09/24(a)	4,330	4,081,618
1.38%, 01/13/25 (Call 12/13/24), (SOFR + 0.300%)(a)	6,970	6,591,347
Westpac Banking Corp. 0.51%, 11/18/24, (SOFR + 0.300%)(b)	12,445	12,381,937
1.02%, 11/18/24(e)	3,550	3,363,025
2.00%, 01/13/23	2,375	2,370,138

		782,622,218

Beverages — 0.8%
Coca-Cola Europacific Partners PLC, 0.50%, 05/05/23(a)	52,207	50,866,797
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,588,736

		52,455,533

Biotechnology — 0.2%
Gilead Sciences Inc., 0.75%, 09/29/23 (Call 05/10/22)	15,971	15,451,209

Chemicals — 0.1%
Ecolab Inc., 0.90%, 12/15/23 (Call 12/15/22)(e)	8,800	8,526,244

Cosmetics & Personal Care — 0.3%
GSK Consumer Healthcare Capital US LLC, 1.17%, 03/24/24 (Call 03/24/23), (SOFR + 0.540%)(a)(b)	2,150	2,152,310
GSK Consumer Healthcare Capital US LLC., 3.02%, 03/24/24 (Call 03/24/23)(a)	9,235	9,142,060
Unilever Capital Corp., 0.63%, 08/12/24 (Call 08/12/22)	5,975	5,649,786

		16,944,156

Diversified Financial Services — 0.8%
American Express Co. 0.40%, 11/03/23, (SOFR + 0.230%)(b)	10,000	9,927,500
0.75%, 11/03/23	10,000	9,704,172
0.98%, 03/04/25 (Call 02/01/25), (SOFR + 0.930%)(b)	8,235	8,290,197
1.44%, 04/17/25, (SOFR + 0.950%)	10,000	10,007,700
3.38%, 05/03/24	7,600	7,593,935
LSEGA Financing PLC, 0.65%, 04/06/24 (Call 03/06/24)(a)	3,895	3,688,487

		49,211,991

Electric — 4.2%
Dominion Energy Inc., Series D, 1.36%, 09/15/23 (Call 05/20/22), (3 mo. LIBOR US + 0.530%)(b)	30,560	30,506,113

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Corp. 0.30%, 06/10/23, (SOFR + 0.250%)(b)	$14,765	$14,708,999
2.40%, 08/15/22 (Call 07/15/22)	6,610	6,616,193
Eversource Energy, 0.45%, 08/15/23, (SOFR + 0.250%)(b)	23,850	23,788,122
Florida Power & Light Co.
0.44%, 05/10/23 (Call 05/31/22), (SOFR + 0.250%)(b)	11,020	10,988,007
0.66%, 01/12/24 (Call 07/12/22), (SOFR + 0.250%)(b)	8,240	8,208,674
National Rural Utilities Cooperative Finance Corp, 0.58%, 08/07/23, (SOFR + 0.330%)(b)	16,150	16,128,731
National Rural Utilities Cooperative Finance Corp.,
Series D, 0.61%, 10/18/24, (SOFR + 0.330%)(b)	5,000	4,981,501
NextEra Energy Capital Holdings Inc. 0.59%, 03/01/23, (SOFR + 0.540%)(b)	9,305	9,293,989
0.65%, 03/01/23	6,888	6,777,146
0.68%, 11/03/23, (SOFR + 0.400%)(b)	30,000	29,835,779
0.75%, 02/22/23 (Call 05/31/22), (3 mo. LIBOR US + 0.270%)(b)	45,000	44,875,159
2.94%, 03/21/24 (Call 09/21/22)	15,000	14,889,951
PPL Electric Utilities Corp.
0.61%, 06/24/24 (Call 06/24/22), (SOFR + 0.330%)(b)	8,065	8,017,979
1.22%, 09/28/23, (3 mo. LIBOR US + 0.250%)(b)	8,710	8,673,975
WEC Energy Group Inc., 0.55%, 09/15/23	21,955	21,191,414
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,289,006

		266,770,738

Electronics — 0.1%
Honeywell International Inc., 0.48%, 08/19/22 (Call 05/10/22)	3,666	3,654,887

Food — 0.7%
Hormel Foods Corp., 0.65%, 06/03/24 (Call 06/03/22)(e)	12,125	11,559,446
Nestle Holdings Inc., 0.61%, 09/14/24 (Call 09/14/23)(a)	35,000	32,941,080

		44,500,526

Gas — 0.7%
Atmos Energy Corp. 0.63%, 03/09/23 (Call 05/16/22)	8,175	8,031,271
1.02%, 03/09/23 (Call 05/31/22), (3 mo. LIBOR US + 0.380%)(b)	23,770	23,782,123
CenterPoint Energy Resources Corp., 0.70%, 03/02/23 (Call 05/31/22)	15,935	15,600,141

		47,413,535

Health Care - Products — 0.9%
Thermo Fisher Scientific Inc.
0.64%, 04/18/23 (Call 05/31/22), (SOFR + 0.350%)(b)	20,000	19,969,110
0.80%, 10/18/23 (Call 10/18/22)	30,000	29,088,224
0.82%, 10/18/24 (Call 10/18/22), (SOFR + 0.530%)(b)	9,215	9,176,389

		58,233,723

Health Care - Services — 0.8%
Roche Holdings Inc.
0.49%, 03/05/24, (SOFR + 0.240%)(a)(b)	5,370	5,359,005
0.59%, 09/11/23, (SOFR + 0.240%)(a)(b)	15,000	15,006,138
1.88%, 03/08/24(a)	15,000	14,718,158
UnitedHealth Group Inc., 0.55%, 05/15/24 (Call 05/15/22)	15,135	14,408,200

		49,491,501

Household Products & Wares — 0.1%
Church & Dwight Co. Inc., 2.45%, 08/01/22 (Call 07/01/22)	2,000	2,001,842
Reckitt Benckiser Treasury Services PLC, 2.38%, 06/24/22 (Call 05/24/22), (SOFR + 0.24%)(a)	3,000	3,002,013

		5,003,855

Security	Par (000)	Value

Insurance — 3.3%
Athene Global Funding, 2.51%, 03/08/24(a)	$10,000	$9,749,663
Brighthouse Financial Global Funding 0.53%, 02/24/23, (SOFR + 0.310%)(a)(b)(e)	23,890	23,833,511
1.20%, 12/15/23(a)	17,000	16,397,403
Jackson National Life Global Funding, 0.88%, 01/06/23, (SOFR + 0.600%)(a)(b)	26,000	26,010,617
MassMutual Global Funding II, 0.85%, 06/09/23, (SOFR + 0.55%)(a)(e)	8,328	8,153,966
MET Tower Global Funding, 0.83%, 01/17/23, (SOFR + 0.550%)(a)(b)	22,000	22,018,834
Metropolitan Life Global Funding I 0.55%, 06/07/24(a)	3,590	3,385,704
0.60%, 09/08/22, (SOFR + 0.350%)(a)(b)	23,000	23,014,260
0.60%, 01/07/24, (SOFR + 0.320%)(a)(b)	27,000	26,883,050
0.85%, 01/13/23, (SOFR + 0.570%)(a)(b)	16,460	16,474,979
Principal Life Global Funding II 0.61%, 08/23/24, (SOFR + 0.380%)(a)(b)	635	629,714
0.75%, 08/23/24(a)	660	617,929
Protective Life Global Funding 0.33%, 12/09/22(a)(e)	15,000	14,830,149
0.63%, 10/13/23(a)	4,820	4,654,754
0.85%, 03/31/23(a)	9,525	9,525,003

		206,179,536

Internet — 0.3%
Amazon.com Inc. 0.25%, 05/12/23	9,205	9,010,132
3.00%, 04/13/25	10,000	9,968,300

		18,978,432

Machinery — 1.7%
Caterpillar Financial Services Corp. 0.45%, 05/17/24, (SOFR + 0.245%)(b)	10,000	9,953,900
0.54%, 09/13/24, (SOFR + 0.270%)(b)	15,620	15,500,288
0.95%, 05/13/22	12,000	11,998,254
0.95%, 01/10/24	20,000	19,380,429
1.13%, 05/13/22, (3 mo. LIBOR US + 0.735%)(b)	5,000	5,000,406
John Deere Capital Corp. 0.40%, 07/10/23, (SOFR + 0.120%)(b)	7,330	7,304,081
0.48%, 10/11/24, (SOFR + 0.200%)(b)(e)	14,290	14,292,275
0.55%, 07/05/22	11,060	11,033,864
0.90%, 01/10/24	3,605	3,488,905
Rockwell Automation Inc., 0.35%, 08/15/23 (Call 08/15/22), (SOFR + 0.25000%)	9,050	8,772,933

		106,725,335

Manufacturing — 0.3%
Siemens Financieringsmaatschappij NV, 0.48%, 03/11/24, (SOFR + 0.43%)(a)(b)	18,980	18,998,681

Oil & Gas — 0.9%
Chevron Corp., 1.14%, 05/11/23	4,510	4,451,036
Chevron USA Inc., 0.58%, 08/11/23, (3 mo. LIBOR US + 0.200%)(b)	37,065	37,026,405
ConocoPhillips Co., 2.13%, 03/08/24 (Call 09/08/22)	16,000	15,734,630

		57,212,071

Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(a)	2,500	2,504,719

Pharmaceuticals — 0.6%
AbbVie Inc., 3.25%, 10/01/22 (Call 07/01/22)	12,685	12,712,294

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
AstraZeneca PLC 0.30%, 05/26/23	$24,000	$23,441,226
2.38%, 06/12/22	764	764,652

		36,918,172

Pipelines — 1.0%
Enbridge Inc. 0.45%, 02/17/23, (SOFR + 0.400%)(b)	11,350	11,327,694
0.55%, 10/04/23(e)	5,380	5,182,768
0.83%, 02/16/24, (SOFR + 0.630%)(b)	10,125	10,137,465
2.15%, 02/16/24	5,530	5,404,248
2.90%, 07/15/22 (Call 06/15/22)	5,000	5,007,388
TransCanada PipeLines Ltd., 1.00%, 10/12/24 (Call 09/12/24)(e)	27,205	25,532,422

		62,591,985
Retail — 0.5%
Amazon.com Inc., 2.73%, 04/13/24	20,000	19,978,006
McDonald’s Corp., 3.35%, 04/01/23 (Call 03/01/23)(e)	1,263	1,271,549
Starbucks Corp., 0.47%, 02/14/24 (Call 02/14/23), (SOFR + 0.420%)(b)	11,515	11,525,797

		32,775,352

Savings & Loans — 0.5%
Nationwide Building Society 0.55%, 01/22/24, (SOFR + 0.28000%)(a)	16,520	15,754,351
2.00%, 01/27/23, (SOFR + 0.18000%)(a)	15,890	15,808,906

		31,563,257

Semiconductors — 0.8%
Analog Devices Inc., 0.52%, 10/01/24, (SOFR + 0.250%)(b)	15,330	15,257,112
NVIDIA Corp. 0.31%, 06/15/23 (Call 06/15/22)	28,000	27,314,412
0.58%, 06/14/24	5,305	5,048,589

		47,620,113

Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	3,986,398
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,377,513
salesforce.com Inc., 0.63%, 07/15/24 (Call 07/15/22)	9,415	8,920,020

		15,283,931

Telecommunications — 0.7%
Bell Telephone Co. of Canada or Bell Canada (The), Series US-3, 0.75%, 03/17/24	21,081	20,131,137
NTT Finance Corp., 0.58%, 03/01/24(a)	6,005	5,725,094
Verizon Communications Inc. 0.75%, 03/22/24	3,580	3,438,925
0.80%, 03/22/24, (SOFR + 0.500%)(b)	16,955	16,923,540

		46,218,696

Transportation — 0.1%
Ryder System Inc., 2.88%, 06/01/22	4,899	4,905,189

Total Corporate Bonds & Notes — 38.6% (Cost: $2,476,098,528)		2,438,761,867

Municipal Debt Obligations

Alabama — 0.1%
Alabama Federal Aid Highway Finance Authority
0.23%, 09/01/22	3,035	3,025,734
0.45%, 09/01/23	3,545	3,445,102

		6,470,836

Arizona — 0.0%
County of Pima AZ COP, 0.48%, 12/01/22	1,020	1,012,893

Security	Par (000)	Value

California — 0.5%
California Health Facilities Financing Authority RB, 0.42%, 06/01/22	$2,400	$2,398,874
County of Fresno CA, 0.25%, 06/30/22, (SOFR + 0.89%)	19,900	19,878,548
Mizuho Floater/Residual Trust RB, 0.62%, 07/01/39 (05/05/22), (SOFR + 0.16000%)(a)(f)	10,000	10,000,000
Port of Oakland RB, 0.82%, 05/01/23, (SOFR + 0.38%)	400	392,660

		32,670,082

Connecticut — 0.0%
Connecticut Housing Finance Authority RB, Class A4, 0.30%, 11/15/22 (Call 05/31/22)	580	575,419

Hawaii — 0.1%
State of Hawaii GO, 0.43%, 10/01/22	4,945	4,923,123

New York — 2.9%
City of New York NY GO, Class D, 0.43%, 08/01/22, (3 mo. LIBOR US + 0.27%)	5,575	5,563,655
Deutsche Bank Spears/Lifers Trust, 0.94%, 04/01/31 (Call 05/09/22)(a)(f)	51,500	51,500,000
Long Island Power Authority RB 0.36%, 03/01/23 (Call 06/01/22), (SOFR + 0.28000%)	6,800	6,691,255
0.76%, 03/01/23 (Call 06/01/22), (SOFR + 0.28000%)	1,290	1,271,739
Mizuho Floater/Residual Trust RB VRDN, 0.59%, 02/01/23 (Put 05/31/22)(a)(f)	13,000	13,000,000
VRDN, 0.59%, 07/01/25 Put (a)(f)	28,230	28,230,000
VRDN, 0.74%, 09/01/27 Put (a)(f)	11,000	11,000,000
VRDN, 0.59%, 02/15/41 (Put 05/31/22)(a)(f)	5,484	5,484,126
VRDN, 0.59%, 11/01/56 (Put 05/31/22)(a)(f)	250	250,000
VRDN, 0.74%, 09/01/26 (Put 05/31/22)(a)(f)	6,000	6,000,000
VRDN, 0.74%, 03/01/31 Put (a)(f)	18,000	18,000,000
VRDN, 0.74%, 03/01/31 Put (a)(f)	8,640	8,640,000
New York State Dormitory Authority RB, 2.01%, 03/15/23	1,765	1,758,748
Port Authority of New York & New Jersey RB, Series AAA, 1.09%, 07/01/23	12,570	12,337,279
Taxable Municipal Funding Trust RB VRDN, 0.29%, 09/01/30 (Put 05/01/25)(a)(f)	6,870	6,870,000
VRDN, 0.94%, 01/16/25 (Put 04/29/22)(a)(f)	1,085	1,085,000
VRDN, 0.94%, 02/01/31 Put (a)(f)	400	400,000
VRDN, 0.94%, 11/15/54 (Put 11/15/26)(a)(f)	1,010	1,010,000

		179,091,802

Texas — 0.0%
City of Houston Texas Airport System Revenue RB, 0.88%, 07/01/22	690	689,624
State of Texas GO 0.31%, 10/01/22	545	542,506
0.31%, 10/01/22	515	512,643

		1,744,773

Total Municipal Debt Obligations — 3.6% (Cost $227,045,100)		226,488,928

Repurchase Agreements(b)(g)

Bank of America Securities Inc., 0.64%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $35,001,867, collateralized by non-agency mortgage-backed security, 0.38% to 6.10%, due 11/13/23 to 1/25/70, par and fair value of $108,610,501 and $37,705,118, respectively)	35,000	35,000,000

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Bank of America Securities Inc., 0.92%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $7,000,537, collateralized by non-agency mortgage-backed security, 3.00%, due to 10/25/58, par and fair value of $10,733,517 and $8,400,000, respectively)	$7,000	$7,000,000
BNP Paribas, 0.65%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $20,001,083, collateralized by non-agency mortgage-backed security, 1.45% to 9.75%, due 3/15/23 to 10/10/79, par and fair value of $23,029,182 and $21,936,791, respectively)	20,000	20,000,000
Citigroup Global Markets Inc., 0.59%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $9,000,443, collateralized by non-agency mortgage-backed security, 0.91% to 3.85%, due to 5/1/38 to 9/20/71, par and fair value of $162,563,543 and $9,334,123, respectively)	9,000	9,000,000
Citigroup Global Markets Inc., 0.61%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $12,000,610, collateralized by non-agency mortgage-backed security, 0.63% to 3.50%, due 6/2/26 to 12/25/57, par and fair value of $14,905,000 and $12,558,347, respectively)	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.89%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $35,002,596, collateralized by non-agency mortgage-backed security, 0.00% to 9.50%, due 8/15/25 to 7/25/51, par and fair value of $46,018,894 and $40,250,000, respectively)	35,000	35,000,000
Goldman Sachs & Co. LLC, 0.80%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $60,004,000, collateralized by non-agency mortgage-backed security, 1.70% to 9.15%, due 6/6/22 to 11/15/41, par and fair value of $67,191,000 and $63,000,498, respectively)	60,000	60,000,000
Mizuho Securities USA Inc., 0.87%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $11,000,798, collateralized by non-agency mortgage-backed security, 0.00% to 5.29%, due 3/10/23 to 5/25/65, par and fair value of $21,180,000 and $12,499,887, respectively)	11,000	11,000,000
Mizuho Securities USA LLC, 0.77%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $6,000,385, collateralized by non-agency mortgage-backed security, 4.75%, due to 2/15/41, par and fair value of $4,897,000 and $6,120,088, respectively)	6,000	6,000,000
Wells Fargo Securities, 0.47%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $35,001,371, collateralized by non-agency mortgage-backed security, 1.53% to 4.75%, due 7/10/22 to 4/25/60, par and fair value of $67,610,132 and $38,213,175, respectively)	35,000	35,000,000
Wells Fargo Securities, 1.08%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $25,002,250, collateralized by non-agency mortgage-backed security, 0.00% to 6.02%, due 1/15/25 to 5/15/48, par and fair value of $45,222,738 and $28,750,000, respectively)	25,000	25,000,000

Security	Par/ Shares (000)	Value

Wells Fargo Securities, 1.10%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $22,002,017, collateralized by non-agency mortgage-backed security, 2.75%, due to 4/12/27, par and fair value of $22,411,000 and $22,440,103, respectively)	$22,000	$22,000,000
Wells Fargo Securities, 1.30%, 05/02/22 (Purchased on 04/29/22 to be repurchased at $3,000,325, collateralized by non-agency mortgage-backed security, 4.55%, due to 11/14/24, par and fair value of $3,182,000 and $3,300,638, respectively)	3,000	3,000,000

Total Repurchase Agreements — 4.4% (Cost: $280,000,000)		280,000,000

U.S. Government Obligations

U.S. Government Obligations — 0.2%
U.S. Treasury Note/Bond, 0.25%, 09/30/23	10,000	9,691,406

Total U.S. Government Obligations — 0.2% (Cost: $9,991,534)		9,691,406

Money Market Funds

BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(h)(i)(j)	17,089	17,089,282

Total Money Market Funds — 0.3% (Cost: $17,085,197)		17,089,282

Total Investments in Securities — 100.4% (Cost: $6,378,633,720)		6,335,205,808

Other Assets, Less Liabilities — (0.4)%		(25,323,213)

Net Assets — 100.0%		$6,309,882,595

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Zero-coupon bond.
(e)	All or a portion of this security is on loan.
(f)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)	Maturity date represents next reset date.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Ultra Short-Term Bond ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,719,634	$—	$(612,533	)(a)	$(21,904)	$4,085	$17,089,282	17,089	$40,689	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	—	0	(a)	—	—	—	—	470		—

					$(21,904)	$4,085	$17,089,282		$41,159		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$75,875,798	$—	$75,875,798
Certificates of Deposit	—	920,273,183	—	920,273,183
Commercial Paper	—	2,367,025,344	—	2,367,025,344
Corporate Bonds & Notes	—	2,438,761,867	—	2,438,761,867
Municipal Debt Obligations	—	226,488,928	—	226,488,928
Repurchase Agreements	—	280,000,000	—	280,000,000
U.S. Government Obligations	—	9,691,406	—	9,691,406
Money Market Funds	17,089,282	—	—	17,089,282

	$17,089,282	$6,318,116,526	$—	$6,335,205,808

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,961,810,945	$321,625,130	$6,038,116,526
Affiliated(c)	506,675,271	—	17,089,282
Repurchase agreements, at value — Unaffiliated(d)	—	—	280,000,000
Cash	21,079,505	64,737	967,276
Foreign currency, at value(e)	2,580,366	—	—
Receivables:
Investments sold	13,736,772	—	—
Securities lending income — Affiliated	9,490	—	7,917
Dividends	164,772	11,084	1,086,463
Interest	15,845,376	1,805,085	5,248,681
Unrealized appreciation on:
Forward foreign currency exchange contracts	4,309,622	—	—

Total assets	4,526,212,119	323,506,036	6,342,516,145

LIABILITIES
Collateral on securities loaned, at value	60,047,061	—	17,107,130
Payables:
Investments purchased	24,296,844	5,880,283	7,599,240
Capital shares redeemed	—	—	7,513,148
Investment advisory fees	887,862	63,630	414,032

Total liabilities	85,231,767	5,943,913	32,633,550

NET ASSETS	$4,440,980,352	$317,562,123	$6,309,882,595

NET ASSETS CONSIST OF:
Paid-in capital	$4,523,263,867	$320,287,356	$6,351,570,380
Accumulated loss	(82,283,515)	(2,725,233)	(41,687,785)

NET ASSETS	$4,440,980,352	$317,562,123	$6,309,882,595

Shares outstanding	89,750,000	6,400,000	125,950,000

Net asset value	$49.48	$49.62	$50.10

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$57,902,319	$—	$16,698,288
(b) Investments, at cost — Unaffiliated	$4,021,262,018	$324,336,707	$6,081,548,523
(c) Investments, at cost — Affiliated	$506,663,262	$—	$17,085,197
(d) Repurchase agreements, at cost — Unaffiliated	$—	$—	$280,000,000
(e) Foreign currency, at cost	$2,576,556	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	BlackRock Short Maturity Bond ETF	BlackRock Short Maturity Municipal Bond ETF	BlackRock Ultra Short-Term Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$155,420	$11	$3,355
Interest — Unaffiliated	19,982,140	755,902	16,426,605
Securities lending income — Affiliated — net	34,857	—	37,804
Foreign taxes withheld	(190)	—	—

Total investment income	20,172,227	755,913	16,467,764

EXPENSES
Investment advisory fees	5,767,340	375,734	2,437,715
Professional fees	217	217	217

Total expenses	5,767,557	375,951	2,437,932

Less:
Investment advisory fees waived	(62,388)	—	—

Total expenses after fees waived	5,705,169	375,951	2,437,932

Net investment income	14,467,058	379,962	14,029,832

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(957,422)	—	22,867
Investments — Affiliated	(20,226)	3	(21,904)
In-kind redemptions — Unaffiliated	13,315	—	—
Forward foreign currency exchange contracts	5,697,209	—	—
Foreign currency transactions	244,447	—	—

Net realized gain	4,977,323	3	963

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(63,111,093)	(3,121,040)	(45,350,476)
Investments — Affiliated	3,295	—	4,085
Forward foreign currency exchange contracts	3,837,887	—	—
Foreign currency translations	(903)	—	—

Net change in unrealized appreciation (depreciation)	(59,270,814)	(3,121,040)	(45,346,391)

Net realized and unrealized loss	(54,293,491)	(3,121,037)	(45,345,428)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(39,826,433)	$(2,741,075)	$(31,315,596)

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	BlackRock Short Maturity Bond ETF		BlackRock Short Maturity Municipal Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,467,058	$35,445,063	$379,962	$964,192
Net realized gain (loss)	4,977,323	5,840,631	3	(4,755)
Net change in unrealized appreciation (depreciation)	(59,270,814)	(9,550,521)	(3,121,040)	(395,104)

Net increase (decrease) in net assets resulting from operations	(39,826,433)	31,735,173	(2,741,075)	564,333

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,103,815)	(39,578,305)	(301,036)	(1,005,763)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(358,289,432)	464,293,661	27,435,233	2,519,567

NET ASSETS
Total increase (decrease) in net assets	(413,219,680)	456,450,529	24,393,122	2,078,137
Beginning of period	4,854,200,032	4,397,749,503	293,169,001	291,090,864

End of period	$4,440,980,352	$4,854,200,032	$317,562,123	$293,169,001

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets (continued)

	BlackRock Ultra Short-Term Bond ETF
	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,029,832	$23,822,908
Net realized gain	963	115,920
Net change in unrealized appreciation (depreciation)	(45,346,391)	(9,452,665)

Net increase (decrease) in net assets resulting from operations	(31,315,596)	14,486,163

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,399,875)	(24,852,336)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	546,936,084	894,302,572

NET ASSETS
Total increase in net assets	503,220,613	883,936,399
Beginning of period	5,806,661,982	4,922,725,583

End of period	$6,309,882,595	$5,806,661,982

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Short Maturity Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20		Year Ended 10/31/19		Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.07		$50.15	$50.36		$50.12		$50.25	$50.17

Net investment income(a)	0.15		0.38	0.91		1.37		1.11	0.74
Net realized and unrealized gain (loss)(b)	(0.58)		(0.03)	(0.16)		0.21		(0.23)	0.04

Net increase (decrease) from investment operations	(0.43)		0.35	0.75		1.58		0.88	0.78

Distributions(c)
From net investment income	(0.16)		(0.43)	(0.96)		(1.34)		(1.01)	(0.70)

Total distributions	(0.16)		(0.43)	(0.96)		(1.34)		(1.01)	(0.70)

Net asset value, end of period	$49.48		$50.07	$50.15		$50.36		$50.12	$50.25

Total Return(d)
Based on net asset value	(0.86	)%(e)	0.70%	1.51%		3.19%		1.78%	1.57%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%		0.25%		0.25%	0.25%

Total expenses after fees waived	0.25	%(g)	0.25%	0.25%		0.25%		0.25%	0.25%

Net investment income	0.63	%(g)	0.76%	1.81%		2.73%		2.21%	1.47%

Supplemental Data
Net assets, end of period (000)	$4,440,980		$4,854,200	$4,397,750		$6,260,259		$4,981,818	$2,909,738

Portfolio turnover rate(h)	18	%(e)	55%	67	%(i)	58	%(i)	48%	56%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Includes mortgage dollar roll transactions (“MDRs”).

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Short Maturity Municipal Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.11		$50.19	$50.13	$49.85	$50.01	$50.02

Net investment income(a)	0.06		0.17	0.51	0.81	0.68	0.49
Net realized and unrealized gain (loss)(b)	(0.50)		(0.07)	0.13	0.26	(0.21)	(0.03)

Net increase (decrease) from investment operations	(0.44)		0.10	0.64	1.07	0.47	0.46

Distributions(c)
From net investment income	(0.05)		(0.18)	(0.58)	(0.79)	(0.63)	(0.47)

Total distributions	(0.05)		(0.18)	(0.58)	(0.79)	(0.63)	(0.47)

Net asset value, end of period	$49.62		$50.11	$50.19	$50.13	$49.85	$50.01

Total Return(d)
Based on net asset value	(0.89	)%(e)	0.19%	1.29%	2.16%	0.95%	0.93%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.25	%(g)	0.34%	1.02%	1.63%	1.35%	0.99%

Supplemental Data
Net assets, end of period (000)	$317,562		$293,169	$291,091	$210,532	$127,111	$52,507

Portfolio turnover rate(h)	43	%(e)	52%	108%	170%	221%	163%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	BlackRock Ultra Short-Term Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$50.45		$50.54	$50.41	$50.15	$50.12	$50.04

Net investment income(a)	0.11		0.22	0.69	1.38	1.16	0.71
Net realized and unrealized gain (loss)(b)	(0.36)		(0.07)	0.25	0.23	(0.16)	0.02

Net increase (decrease) from investment operations	(0.25)		0.15	0.94	1.61	1.00	0.73

Distributions(c)
From net investment income	(0.10)		(0.24)	(0.81)	(1.35)	(0.97)	(0.65)

Total distributions	(0.10)		(0.24)	(0.81)	(1.35)	(0.97)	(0.65)

Net asset value, end of period	$50.10		$50.45	$50.54	$50.41	$50.15	$50.12

Total Return(d)
Based on net asset value	(0.50	)%(e)	0.29%	1.89%	3.25%	2.02%	1.47%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.09%

Net investment income	0.46	%(g)	0.44%	1.36%	2.74%	2.33%	1.43%

Supplemental Data
Net assets, end of period (000)	$6,309,883		$5,806,662	$4,922,726	$2,195,391	$601,794	$187,932

Portfolio turnover rate(h)	19	%(e)	47%	54%	16%	32%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

BlackRock ETF	Diversification Classification
Short Maturity Bond	Diversified
Short Maturity Municipal Bond	Diversified
Ultra Short-Term Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the “trade dates”). Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

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Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.
•	Repurchase agreements are valued at amortized cost, which approximates market value.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

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Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared agreements, a third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund. In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

The following table summarizes the open repurchase agreements as of April 30, 2022 which are subject to offset under an MRA:

BlackRock ETF and Counterparty	Market Value of Repurchase Agreements	Cash Collateral Received	Non-Cash Collateral Received(a)	Net Amount
Ultra Short-Term Bond
Bank of America Securities Inc.	$42,000,000	$—	$42,000,000	$—
BNP Paribas	20,000,000	—	20,000,000	—
Citigroup Global Markets Inc.	21,000,000	—	21,000,000	—
Credit Suisse Securities (USA) LLC	35,000,000	—	35,000,000	—
Goldman Sachs Inc.	60,000,000	—	60,000,000	—
Mizuho Securities USA Inc.	17,000,000	—	17,000,000	—
Wells Fargo Securities LLC	85,000,000	—	85,000,000	—

	$280,000,000	$—	$280,000,000	$—

(a)

Collateral received in excess of the market value of repurchase agreements is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

BlackRock ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Short Maturity Bond
Barclays Bank PLC	$4,417,836	$4,417,836		$—	$—
Barclays Capital, Inc.	301,047	301,047		—	—
BofA Securities, Inc.	849,841	849,841		—	—
Citigroup Global Markets, Inc.	696,240	696,240		—	—
Credit Suisse Securities (USA) LLC	165,356	165,356		—	—
Goldman Sachs & Co. LLC	9,139,436	9,139,436		—	—
HSBC Securities (USA), Inc.	859,535	859,535		—	—
J.P. Morgan Securities LLC	22,231,152	22,231,152		—	—
Jefferies LLC	100,722	100,722		—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	344,574	344,574		—	—
Morgan Stanley	10,779,402	10,779,402		—	—
Toronto-Dominion Bank	8,017,178	8,017,178		—	—

	$57,902,319	$57,902,319		$—	$—

Ultra Short-Term Bond
Barclays Capital, Inc.	$6,549,850	$6,549,850		$—	$—
BMO Capital Markets Corp.	354,383	354,383		—	—
BNP Paribas SA	469,004	469,004		—	—
BofA Securities, Inc.	863,931	863,931		—	—
HSBC Securities (USA), Inc.	4,895,513	4,895,513		—	—
Nomura Securities International, Inc.	3,352,055	3,352,055		—	—
Wells Fargo Securities LLC	213,552	213,552		—	—

	$16,698,288	$16,698,288		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of

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Notes to Financial Statements (unaudited) (continued)

the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

BlackRock ETF	Investment Advisory Fee
Short Maturity Bond	0.25%
Short Maturity Municipal Bond	0.25
Ultra Short-Term Bond	0.08

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fees for the BlackRock Short Maturity Bond ETF through February 28, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

BlackRock ETF	Amounts waived
Short Maturity Bond	$ 62,388

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution

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Notes to Financial Statements (unaudited) (continued)

fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

BlackRock ETF	Fees Paid to BTC
Short Maturity Bond	$ 14,617
Ultra Short-Term Bond	13,308

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended April 30, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

BlackRock ETF	Purchases	Sales	Net Realized Gain (Loss)
Short Maturity Municipal Bond	$1,600,085	$8,100,503	$ —

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

	Other Securities
BlackRock ETF	Purchases	Sales
Short Maturity Bond	$694,851,244	$1,133,701,165
Short Maturity Municipal Bond	142,293,246	122,225,000
Ultra Short-Term Bond	559,694,500	472,960,977

For the six months ended April 30, 2022, in-kind transactions were as follows:

BlackRock ETF	In-kind Purchases	In-kind Sales
Short Maturity Bond	$ —	$8,317,718

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

BlackRock ETF	Non-Expiring
Short Maturity Bond	$31,169,742
Short Maturity Municipal Bond	119,615
Ultra Short-Term Bond	1,276,656

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

BlackRock ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Short Maturity Bond	$4,531,434,180	$7,918,265	$(66,556,607)	$(58,638,342)
Short Maturity Municipal Bond	324,365,109	27,680	(2,767,659)	(2,739,979)
Ultra Short-Term Bond	6,379,178,049	919,802	(44,892,043)	(43,972,241)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

BlackRock ETF	Shares	Amount	Shares	Amount
Short Maturity Bond
Shares sold	7,550,000	$375,625,789	18,900,000	$948,305,065
Shares redeemed	(14,750,000)	(733,915,221)	(9,650,000)	(484,011,404)

Net increase (decrease)	(7,200,000)	$(358,289,432)	9,250,000	$464,293,661

Short Maturity Municipal Bond
Shares sold	800,000	$39,905,125	1,250,000	$62,769,891
Shares redeemed	(250,000)	(12,469,892)	(1,200,000)	(60,250,324)

Net increase	550,000	$27,435,233	50,000	$2,519,567

Ultra Short-Term Bond
Shares sold	19,300,000	$970,870,390	30,000,000	$1,515,394,891
Shares redeemed	(8,450,000)	(423,934,306)	(12,300,000)	(621,092,319)

Net increase	10,850,000	$546,936,084	17,700,000	$894,302,572

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Short Maturity Bond ETF, BlackRock Short Maturity Municipal Bond ETF and BlackRock Ultra Short-Term Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	45

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
BlackRock ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Short Maturity Bond	$0.161800	$—	$—	$0.161800	100%	—%	—%	100%
Ultra Short-Term Bond	0.102204	—	—	0.102204	100	—	—	100

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	47

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

CR	Custodian Receipt

FHA	Federal Housing Administration

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

LIBOR	London Interbank Offered Rate

MO	Moral Obligation

RB	Revenue Bond
Currency Abbreviations

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations - Fixed Income (continued)

SAP	Subject to Appropriations

SAW	State Aid Withholding

SOFR	Secured Overnight Financing Rate

ST	Special Tax

TA	Tax Allocation
Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group

BBP	Barclays Bank PLC Wholesale

DB	Deutsche Bank AG London

GS	Goldman Sachs & Co.

UBS	UBS AG

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com     |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1008-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

• iShares Inflation Hedged Corporate Bond ETF | LQDI | Cboe BZX

• iShares Interest Rate Hedged Corporate Bond ETF | LQDH | NYSE Arca

• iShares Interest Rate Hedged High Yield Bond ETF | HYGH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF

Investment Objective

The iShares Inflation Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the inflation risk of a portfolio composed of U.S. dollar-denominated, investment grade corporate bonds, as represented by the BlackRock Inflation Hedged Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the inflation risk of the underlying fund by holding inflation swaps.

Prior to 12/1/21, the Fund operated as a transparent active ETF. On 12/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(8.65)%	(2.26)%	5.35%	(2.26)%	23.04%
Fund Market	(8.99)	(2.01)	5.40	(2.01)	23.30
Index(a)	(7.77)	0.48	6.61	0.48	29.00
BlackRock Inflation Hedged Corporate Bond Index (b)	(7.81)	N/A	N/A	N/A	N/A

The inception date of the Fund was 5/8/18. The first day of secondary market trading was 5/10/18.

(a)

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index which terminated on January 01, 2022. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Inflation Hedged Corporate Bond Index, which, effective as of December 1, 2021, replaced the Markit iBoxx® USD Liquid Investment Grade Inflation Hedged Index as the underlying index of the fund.

(b)

The inception date of the BlackRock Inflation Hedged Corporate Bond Index was October 29, 2021. The cumulative total return for this index for the period October 29, 2021 through April 30, 2022 was (7.81)%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 913.50	$ 0.24		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	94.2%
Short-term Investments	44.3
Swaps, net cumulative appreciation	6.6
Other assets less liabilities	(45.1)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	3.3%
Aa	5.0
A	41.1
Baa	47.7
Ba	2.1
Not Rated	0.8

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

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Fund Summary as of April 30, 2022	iShares® Interest Rate Hedged Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, investment-grade corporate bonds, as represented by the BlackRock Interest Rate Hedged Corporate Bond Index, (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Prior to 12/1/21, the Fund operated as a transparent active ETF. On 12/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(4.25)%	(3.33)%	2.20%	1.63%	(3.33)%	11.48%	13.68%
Fund Market	(4.26)	(3.20)	2.23	1.65	(3.20)	11.67	13.84
Index(a)	(4.34)	(3.10)	2.13	1.98	(3.10)	11.12	16.79
BlackRock Interest Rate Hedged Corporate Bond Index (b)	(4.50)	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

(a)

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index which terminated on January 01, 2022. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Corporate Bond Index, which, effective as of December 1, 2021, replaced the Markit iBoxx® USD Liquid Investment Grade Interest Rate Hedged Swaps Index as the underlying index of the fund.

(b)

The inception date of the BlackRock Interest Rate Hedged Corporate Bond Index was October 29, 2021. The cumulative total return for this index for the period October 29, 2021 through April 30, 2022 was (4.50)%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 957.50	$ 0.49		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	97.9%
Short-term Investments	47.4
Swaps, net cumulative appreciation	12.8
Other assets less liabilities	(58.1)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING

FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	3.3%
Aa	5.0
A	41.1
Baa	47.7
Ba	2.1
Not Rated	0.8

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® Interest Rate Hedged High Yield Bond ETF

Investment Objective

The iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, high yield corporate bonds, as represented by the BlackRock Interest Rate Hedged High Yield Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares iBoxx $ High Yield Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Prior to 12/1/21, the Fund operated as a transparent active ETF. On 12/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.46)%	0.25%	3.37%	2.78%	0.25%	18.00%	24.27%
Fund Market	(1.51)	0.22	3.37	2.78	0.22	18.02	24.24
Index(a)	(2.09)	(0.02)	3.40	3.16	(0.02)	18.21	27.93
BlackRock Interest Rate Hedged High Yield Bond Index (b)	(2.27)	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 5/27/14. The first day of secondary market trading was 5/28/14.

(a)

Index performance through November 30, 2021 reflects the performance of the Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index which terminated on January 01, 2022. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged High Yield Bond Index, which, effective as of December 1, 2021, replaced the Markit iBoxx® USD Liquid High Yield Interest Rate Hedged Swaps Index as the underlying index of the fund.

(b)

The inception date of the BlackRock Interest Rate Hedged High Yield Bond Index was October 29, 2021. The cumulative total return for this index for the period October 29, 2021 through April 30, 2022 was (2.27)%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 985.40	$ 0.25		$ 1,000.00	$ 1,024.50	$ 0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	95.7%
Short-term Investments	48.8
Swaps, net cumulative appreciation	6.3
Other assets less liabilities	(50.8)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Baa	2.4%
Ba	45.7
B	39.2
Caa	10.2
Ca	0.2
Not Rated	2.3

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited) April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 94.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	963,435	$108,482,781

Total Investment Companies — 94.2% (Cost: $126,664,867)		108,482,781

Short-Term Investments

Money Market Funds — 44.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(a)(c)(d)	49,652,183	49,652,183
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	1,390,000	1,390,000

		51,042,183

Total Short-Term Investments — 44.3% (Cost: $51,034,161)		51,042,183

Total Investments in Securities — 138.5% (Cost: $177,699,028)		159,524,964

Other Assets, Less Liabilities — (38.5)%		(44,337,203)

Net Assets — 100.0%		$115,187,761

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$32,598,902	$17,073,792	(a)	$—	$(28,534)	$8,023	$49,652,183	49,652,183	$136,091	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	790,000	(a)	—	—	—	1,390,000	1,390,000	977		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	69,395,318	85,125,216		(27,854,152)	183,508	(18,367,109)	108,482,781	963,435	1,108,510		—

					$154,974	$(18,359,086)	$159,524,964		$1,245,578		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts 10-Year U.S. Treasury Note	(18)	06/21/22	$2,143	$145,382
U.S. 10 Year Treasury Note	(6)	06/21/22	773	66,308
U.S. Long Bond	(8)	06/21/22	1,124	117,352

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

U.S. Ultra Bond	(13)	06/21/22	$2,077	$171,679
U.S. 5 Year Treasury Note	(3)	06/30/22	338	(262)

				$500,459

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation

Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)

1.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/22	$(10)	$988	$—	$988
1.75%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/23	(10)	1,219	—	1,219
3.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/29/23	(2,000)	81,421	13	81,408
3.35%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/24	(9,000)	337,063	58	337,005
3.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/28/24	(1,000)	47,364	(1,594)	48,958
1.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/25	(10)	1,509	—	1,509
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/19/26	(1,250)	128,967	17	128,950
2.70%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/01/26	(2,500)	185,468	14	185,454
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/07/26	(2,000)	149,025	27	148,998
2.74%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/15/26	(2,000)	140,802	27	140,775
2.92%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/21/26	(3,500)	208,397	46	208,351
3.13%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/26	(10,000)	493,208	133	493,075
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/29/26	(2,000)	96,250	27	96,223
3.32%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/19/26	(2,000)	78,371	27	78,344
3.17%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/24/26	(3,000)	138,808	40	138,768
3.36%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/05/27	(500)	6,793	7	6,786
3.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/04/27	(2,000)	(11,132)	26	(11,158)
2.66%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/01/28	(1,000)	74,253	18	74,235
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/26/28	(3,000)	158,379	55	158,324
3.01%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/27/28	(2,000)	99,617	37	99,580
2.97%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/01/28	(2,000)	104,696	37	104,659
2.19%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/03/28	(663)	87,414	(27,459)	114,873
1.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(1,410)	265,259	28,433	236,826
1.90%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/30	(5,900)	1,105,903	33,637	1,072,266

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps (continued)

Paid by the Fund		Received by the Fund		Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation

Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)

2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/12/31	$(2,000)	$292,970	$47	$292,923
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/31	(3,000)	391,167	70	391,097
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	04/07/31	(2,000)	244,634	47	244,587
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/19/31	(1,000)	98,892	23	98,869
2.57%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/02/31	(3,000)	324,410	2,870	321,540
2.60%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/30/31	(1,000)	82,164	23	82,141
3.15%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/04/32	(4,000)	(5,523)	93	(5,616)
2.61%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/07/37	(4,000)	279,014	115	278,899
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/37	(1,000)	82,576	29	82,547
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/09/37	(1,000)	80,301	29	80,272
2.96%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/30/37	(1,000)	6,414	29	6,385
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	(500)	66,906	19	66,887
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/29/41	(1,000)	125,476	38	125,438
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/16/41	(300)	40,156	4	40,152
2.73%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/17/41	(1,500)	75,253	58	75,195
2.58%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/05/42	(2,500)	173,379	96	173,283
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/06/46	(1,500)	141,824	67	141,757
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/09/46	(1,000)	101,876	45	101,831
2.49%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/24/46	(2,000)	187,240	89	187,151
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	05/15/48	(362)	54,052	(30,782)	84,834
1.83%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/18/49	(418)	132,763	(11,789)	144,552
1.94%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(10)	3,110	—	3,110
1.95%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/20/50	(600)	185,038	16,729	168,309
2.23%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/06/51	(300)	66,979	15	66,964
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/30/51	(1,000)	153,845	49	153,796
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/02/51	(2,000)	299,264	98	299,166

						$7,664,222	$11,737	$7,652,485

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$83,361	$(71,624)	$7,669,259	$(16,774)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$500,721	$—	$500,721
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$—	$7,669,259	$7,669,259

	$500,721	$7,669,259	$8,169,980

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$262	$—	$262
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps(a)	$—	$16,774	$16,774

	$262	$16,774	$17,036

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared inflation swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Interest Rate Contracts	Inflation Linked Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$71,200	$—	$71,200
Swaps	—	849,418	849,418

	$71,200	$849,418	$920,618

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$528,314	$—	$528,314
Swaps	—	4,900,268	4,900,268

	$528,314	$4,900,268	$5,428,582

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$774,120
Average notional value of contracts — short	$(3,300,568)
Inflation swaps:
Average notional value — pays fixed rate	$88,334,667
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Inflation Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$108,482,781	$—	$—	$108,482,781
Money Market Funds	51,042,183	—	—	51,042,183

	$159,524,964	$—	$—	$159,524,964

Derivative financial instruments(a)
Assets
Futures Contracts	$500,721	$—	$—	$500,721
Swaps	—	7,669,259	—	7,669,259
Liabilities
Futures Contracts	(262)	—	—	(262)
Swaps	—	(16,774)	—	(16,774)

	$500,459	$7,652,485	$—	$8,152,944

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Interest Rate Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 97.9%
iShares iBoxx $Investment Grade Corporate Bond ETF(a)(b)	10,639,543	$1,198,012,542

Total Investment Companies — 97.9% (Cost: $1,392,710,474)		1,198,012,542

Short-Term Investments

Money Market Funds — 47.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(a)(c)(d)	564,903,118	564,903,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	15,170,000	15,170,000

		580,073,118

Total Short-Term Investments — 47.4% (Cost: $579,929,041)		580,073,118

Total Investments in Securities — 145.3% (Cost: $1,972,639,515)		1,778,085,660

Other Assets, Less Liabilities — (45.3)%		(554,767,870)

Net Assets — 100.0%		$1,223,317,790

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$322,620,459	$242,460,178	(a)	$—	$ (321,596)	$144,077	$564,903,118	564,903,118	$1,377,320	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,390,000	7,780,000	(a)	—	—	—	15,170,000	15,170,000	11,544		—
iShares iBoxx $Investment Grade Corporate Bond ETF	709,029,875	778,624,621		(90,236,720)	(2,682,495)	(196,722,739)	1,198,012,542	10,639,543	12,205,537		—

					$(3,004,091)	$(196,578,662)	$1,778,085,660		$13,594,401		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

0.89%	Annual	1-Day SOFR, 0.33%	Annual	N/A	07/21/22	$(300,000)	$95,401	$378	$95,023
0.23%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/22	(57,770)	428,590	453	428,137
2.38%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	01/12/23	(14,338)	(19,252)	(159,142)	139,890
0.89%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/14/24	(12,110)	362,264	49	362,215
0.88%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/24	(36,690)	1,782,289	257	1,782,032
2.46%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	01/12/25	(22,748)	363,048	(1,183,519)	1,546,567
1.13%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/13/25	(28,389)	1,232,690	205	1,232,485
0.35%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/22/25	(36,500)	3,210,947	17,929	3,193,018
0.40%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/25	(70,900)	6,240,713	514,493	5,726,220
0.93%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/17/26	(1,000)	81,314	8	81,306
0.93%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/17/26	(17,100)	1,391,112	(5,643)	1,396,755
0.86%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/23/26	(4,420)	391,507	35	391,472
0.87%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/01/26	(7,500)	594,190	61	594,129
1.01%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/29/26	(950)	70,852	8	70,844
0.98%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/10/26	(3,512)	267,010	30	266,980
1.32%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	11/23/26	(1,000)	73,482	9	73,473
1.00%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/07/26	(8,100)	617,336	73	617,263
1.06%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/26	(29,360)	2,169,348	267	2,169,081
1.09%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/17/26	(70,200)	5,112,559	639	5,111,920
1.50%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/20/27	(17,522)	979,480	163	979,317
1.74%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/27	(15,000)	692,006	163	691,843
2.57%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/27	(10,430)	84,506	101	84,405
2.72%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/26/27	(5,900)	9,090	58	9,032
0.49%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/22/27	(65,232)	8,262,365	775,846	7,486,519
1.08%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/19/28	(2,350)	262,308	4,051	258,257
3.25%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/18/28	(34,860)	(469,469)	(4,947,190)	4,477,721
1.19%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/20/28	(38,300)	3,490,452	459	3,489,993
1.23%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/22/28	(1,460)	129,642	17	129,625
1.15%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/28	(27,500)	2,616,855	356	2,616,499
1.19%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/30/28	(5,590)	520,785	73	520,712
1.21%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/04/29	(1,600)	147,375	21	147,354
1.33%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/06/29	(12,000)	1,025,686	157	1,025,529
1.43%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/29	(11,385)	899,135	149	898,986
1.46%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/13/29	(23,194)	1,802,155	304	1,801,851
1.56%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/21/29	(5,000)	356,520	66	356,454
1.59%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/28/29	(7,230)	502,937	95	502,842
1.97%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/29	(11,660)	546,625	157	546,468
2.17%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/29	(7,500)	259,378	101	259,277
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/29	(5,000)	42,265	68	42,197
0.77%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	04/01/30	(18,514)	2,923,800	(130,548)	3,054,348
0.78%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/30	(27,400)	4,584,373	429	4,583,944
1.22%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	02/12/31	(25,180)	3,499,907	845,748	2,654,159
1.63%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/25/31	(18,080)	1,987,426	(141,786)	2,129,212
1.03%	Annual	1-Day SOFR, 0.33%	Annual	N/A	08/23/31	(1,000)	138,098	15	138,083
1.28%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/23/31	(5,000)	705,977	75	705,902
1.37%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/22/31	(10,460)	1,406,894	158	1,406,736
1.43%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/28/31	(7,000)	747,783	108	747,675
1.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/17/31	(10,700)	1,132,927	167	1,132,760
1.24%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/31	(18,300)	2,263,575	304	2,263,271
1.28%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/17/31	(29,900)	3,611,445	497	3,610,948
1.68%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/20/32	(17,720)	1,554,811	297	1,554,514
1.63%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/07/32	(6,113)	563,653	103	563,550
2.13%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/25/32	(14,000)	691,546	239	691,307
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/32	(9,000)	96,269	155	96,114
0.91%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/25/35	(26,000)	6,083,754	127,036	5,956,718
1.59%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/14/36	(3,200)	534,596	61	534,535

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

1.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/05/36	$(3,600)	$545,650	$70	$545,580
1.46%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/29/36	(8,360)	1,243,276	163	1,243,113
2.34%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	12/08/36	(16,846)	1,339,235	(1,453,881)	2,793,116
1.35%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/36	(20,000)	3,265,210	416	3,264,794
1.34%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/21/36	(15,000)	2,482,210	294	2,481,916
1.63%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/14/37	(7,130)	928,786	149	928,637
2.07%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/37	(2,000)	156,128	42	156,086
2.04%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/21/37	(4,400)	357,731	93	357,638
2.23%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/30/37	(5,060)	290,879	107	290,772
1.11%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/40	(21,700)	5,837,830	1,211,323	4,626,507
2.03%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/17/41	(11,530)	1,597,780	(524,200)	2,121,980
1.57%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/23/41	(17,970)	3,726,901	37,523	3,689,378
1.41%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/41	(11,600)	2,206,969	320	2,206,649
1.48%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/30/41	(11,890)	2,132,847	328	2,132,519
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/42	(8,280)	1,243,312	229	1,243,083
1.79%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/20/42	(1,846)	244,179	51	244,128
1.78%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/28/42	(1,775)	238,694	49	238,645
2.08%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/42	(4,500)	395,472	125	395,347
2.13%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/23/42	(6,172)	494,475	172	494,303
2.38%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/42	(2,350)	100,149	66	100,083
0.86%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/30/45	(23,747)	8,233,612	1,151,610	7,082,002
1.16%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/45	(13,283)	3,978,341	1,948,140	2,030,201
1.61%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/23/46	(610)	137,396	4,255	133,141
1.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/01/46	(3,000)	533,558	81	533,477
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/12/46	(1,400)	227,549	38	227,511
1.40%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/46	(7,000)	1,476,473	224	1,476,249
1.45%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/17/46	(34,500)	7,017,940	1,107	7,016,833
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/13/47	(9,147)	1,497,797	294	1,497,503
1.90%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/18/47	(3,960)	479,111	128	478,983
2.04%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/47	(690)	65,889	22	65,867
2.01%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/21/47	(6,620)	670,120	214	669,906
2.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/25/47	(6,200)	481,203	201	481,002
1.06%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/18/50	(18,755)	6,485,059	448,241	6,036,818
1.18%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/50	(18,750)	6,023,715	2,423,956	3,599,759
2.08%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/17/51	(5,900)	840,712	(25,502)	866,214
1.63%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/16/51	(2,500)	585,985	76	585,909
1.52%	Annual	1-Day SOFR, 0.33%	Annual	N/A	09/29/51	(4,900)	965,166	149	965,017
1.55%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/20/51	(8,600)	1,642,282	(2,621)	1,644,903
1.29%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/07/51	(3,700)	910,520	131	910,389
1.38%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/15/51	(19,300)	4,369,752	683	4,369,069
1.46%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/04/52	(1,815)	379,955	64	379,891
1.64%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/52	(2,250)	390,312	80	390,232
1.64%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/14/52	(1,933)	334,335	69	334,266
1.83%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/52	(8,850)	1,184,678	315	1,184,363
2.04%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/23/52	(5,979)	538,011	213	537,798
2.08%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/30/52	(2,550)	206,606	91	206,515
2.37%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/52	(1,640)	33,392	59	33,333

							$157,669,512	$950,620	$156,718,892

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$9,524,652	$(8,574,032)	$156,718,892	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$156,718,892

(a)

Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$(2,900,719)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$137,225,131

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$1,261,314,183

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,198,012,542	$—	$—	$1,198,012,542
Money Market Funds	580,073,118	—	—	580,073,118

	$1,778,085,660	$—	$—	$1,778,085,660

Derivative financial instruments(a)
Assets
Swaps	$—	$156,718,892	$—	$156,718,892

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Interest Rate Hedged High Yield Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.7%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,064,525	$162,127,148

Total Investment Companies — 95.7% (Cost: $178,483,465)		162,127,148

Short-Term Investments

Money Market Funds — 48.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(a)(c)(d)	80,376,326	80,376,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	2,250,000	2,250,000

		82,626,326

Total Short-Term Investments — 48.8% (Cost: $82,624,478)		82,626,326

Total Investments in Securities — 144.5% (Cost: $261,107,943)		244,753,474

Other Assets, Less Liabilities — (44.5)%		(75,388,660)

Net Assets — 100.0%		$169,364,814

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$56,318,647	$24,090,766	(a)	$—		$(34,935)	$1,848	$80,376,326	80,376,326	$657,381	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,310,000	—		(60,000	)(a)	—	—	2,250,000	2,250,000	1,487		—
iShares iBoxx $High Yield Corporate Bond ETF	131,164,765	98,983,218		(52,054,725)		(768,144)	(15,197,966)	162,127,148	2,064,525	3,009,359		—

						$(803,079)	$(15,196,118)	$244,753,474		$3,668,227		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

0.85%	Annual	1-Day SOFR, 0.33%	Annual	N/A	07/19/22	$(41,200)	$15,638	$51	$15,587
0.22%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/18/22	(11,150)	62,000	210	61,790
2.38%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	01/12/23	(6,705)	(9,003)	(23,955)	14,952
0.33%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/30/23	(4,570)	124,005	12	123,993

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged High Yield Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)	Value	(Received)	(Depreciation)

0.53%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/30/23	$(6,700)	$219,245	$25	$219,220
0.77%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/05/24	(7,520)	234,835	30	234,805
1.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/22/24	(4,600)	102,841	20	102,821
1.64%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/24	(1,500)	29,456	7	29,449
0.44%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/17/24	(6,120)	331,446	5,543	325,903
1.16%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/12/25	(2,157)	91,826	16	91,810
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/11/25	(4,777)	148,529	37	148,492
2.51%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/25	(2,290)	18,430	18	18,412
2.53%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/20/25	(530)	4,059	4	4,055
0.33%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/15/25	(28,900)	2,544,434	108,975	2,435,459
0.87%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/17/26	(1,250)	106,194	(6,100)	112,294
0.87%	Annual	1-Day SOFR, 0.33%	Annual	N/A	09/29/26	(2,900)	229,025	23	229,002
1.13%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/18/26	(7,600)	531,820	64	531,756
1.32%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	11/23/26	(500)	36,741	5	36,736
1.32%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/27	(3,776)	239,629	35	239,594
1.60%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/09/27	(1,916)	99,112	18	99,094
1.70%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/28/27	(2,172)	103,932	21	103,911
2.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/25/27	(1,900)	53,525	18	53,507
2.31%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/30/27	(400)	8,122	4	8,118
2.45%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/27	(5,680)	78,152	55	78,097
2.54%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/20/27	(868)	8,284	8	8,276
2.72%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/26/27	(800)	1,233	8	1,225
1.42%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	04/07/28	(9,450)	825,653	(52,335)	877,988
1.23%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/08/28	(5,780)	576,439	(24,519)	600,958
1.12%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/03/28	(1,960)	215,571	23	215,548
1.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/12/28	(2,500)	233,905	30	233,875
1.21%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/22/28	(2,100)	188,470	25	188,445
1.32%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/05/29	(4,300)	368,197	56	368,141
1.45%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/27/29	(4,450)	350,068	59	350,009
1.73%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/28/29	(355)	21,836	5	21,831
1.70%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/11/29	(842)	53,898	11	53,887
1.76%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/29	(840)	50,275	11	50,264
1.87%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/16/29	(754)	40,354	10	40,344
2.43%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/29	(2,530)	46,448	34	46,414
2.39%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/19/29	(2,520)	53,157	34	53,123
2.56%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/20/29	(1,000)	10,070	14	10,056
2.69%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/26/29	(1,000)	2,050	14	2,036
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/29	(500)	4,227	7	4,220
0.77%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	04/01/30	(10,500)	1,658,199	372,806	1,285,393
1.59%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/04/31	(2,814)	317,567	(60,435)	378,002
1.36%	Annual	1-Day SOFR, 0.33%	Annual	N/A	10/20/31	(830)	93,174	13	93,161
1.28%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/30/31	(1,100)	131,780	18	131,762
1.52%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/32	(328)	32,926	5	32,921
1.61%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/12/32	(2,033)	188,713	34	188,679
1.84%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/18/32	(393)	29,154	7	29,147
1.78%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/28/32	(822)	65,224	14	65,210
2.42%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/19/32	(1,130)	27,434	19	27,415
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/20/32	(420)	4,322	7	4,315
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/32	(500)	5,327	9	5,318
1.54%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/05/37	(101)	14,193	2	14,191
0.86%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/30/45	(80)	27,738	2,334	25,404
0.87%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/30/50	(10)	3,798	—	3,798
1.06%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/18/50	(15)	5,187	37	5,150

							$11,058,864	$323,501	$10,735,363

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged High Yield Bond ETF

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$490,845	$(167,344)	$10,735,363	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$10,735,363

(a)

Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$(234,269)

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$9,644,699

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$160,113,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$162,127,148	$—	$—	$162,127,148
Money Market Funds	82,626,326	—	—	82,626,326

	$244,753,474	$—	$—	$244,753,474

Derivative financial instruments(a)
Assets
Swaps	$—	$10,735,363	$—	$10,735,363

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$159,524,964	$1,778,085,660	$244,753,474
Cash	9,318	4,867,082	518,012
Cash pledged:
Futures contracts	164,000	—	—
Centrally cleared swaps	5,164,000	749,000	4,159,000
Receivables:
Securities lending income — Affiliated	33,138	368,146	164,038
Variation margin on futures contracts	33,560	—	—
Variation margin on centrally cleared swaps	—	4,277,664	359,645
Capital shares sold	480,230	—	—
Dividends	423	215,933	770

Total assets	165,409,633	1,788,563,485	249,954,939

LIABILITIES
Collateral on securities loaned, at value	49,672,696	565,143,673	80,416,107
Payables:
Variation margin on centrally cleared swaps	544,588	—	—
Capital shares redeemed	—	—	167,120
Investment advisory fees	4,588	102,022	6,898

Total liabilities	50,221,872	565,245,695	80,590,125

NET ASSETS	$115,187,761	$1,223,317,790	$169,364,814

NET ASSETS CONSIST OF:
Paid-in capital	$124,077,138	$1,281,814,806	$186,571,337
Accumulated loss	(8,889,377)	(58,497,016)	(17,206,523)

NET ASSETS	$115,187,761	$1,223,317,790	$169,364,814

Shares outstanding	4,200,000	13,400,000	2,000,000

Net asset value	$27.43	$91.29	$84.68

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$48,141,342	$547,613,098	$77,689,965
(b) Investments, at cost — Affiliated	$177,699,028	$1,972,639,515	$261,107,943

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares Inflation Hedged Corporate Bond ETF	iShares Interest Rate Hedged Corporate Bond ETF	iShares Interest Rate Hedged High Yield Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$1,112,892	$12,257,580	$3,015,411
Interest — Unaffiliated	25	—	—
Securities lending income — Affiliated — net	132,686	1,336,821	652,816

Total investment income	1,245,603	13,594,401	3,668,227

EXPENSES
Investment advisory fees	105,638	1,615,893	488,862
Professional fees	—	217	217

Total expenses	105,638	1,616,110	489,079

Less:
Investment advisory fees waived	(79,228)	(1,077,479)	(451,474)

Total expenses after fees waived	26,410	538,631	37,605

Net investment income	1,219,193	13,055,770	3,630,622

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(98,988)	(3,403,809)	(335,300)
In-kind redemptions — Affiliated	253,962	399,718	(467,779)
Futures contracts	71,200	—	—
Swaps	849,418	(2,900,719)	(234,269)

Net realized gain (loss)	1,075,592	(5,904,810)	(1,037,348)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(18,359,086)	(196,578,662)	(15,196,118)
Futures contracts	528,314	—	—
Swaps	4,900,268	137,225,131	9,644,699

Net change in unrealized appreciation (depreciation)	(12,930,504)	(59,353,531)	(5,551,419)

Net realized and unrealized loss	(11,854,912)	(65,258,341)	(6,588,767)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,635,719)	$(52,202,571)	$(2,958,145)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets

	iShares Inflation Hedged Corporate Bond ETF		iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,219,193	$738,055	$13,055,770	$12,745,848
Net realized gain (loss)	1,075,592	625,972	(5,904,810)	7,063,097
Net change in unrealized appreciation (depreciation)	(12,930,504)	2,128,788	(59,353,531)	11,417,491

Net increase (decrease) in net assets resulting from operations	(10,635,719)	3,492,815	(52,202,571)	31,226,436

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,380,396)	(735,803)	(8,336,597)	(9,086,966)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	54,131,068	52,336,980	567,767,400	243,946,436

NET ASSETS
Total increase in net assets	42,114,953	55,093,992	507,228,232	266,085,906
Beginning of period	73,072,808	17,978,816	716,089,558	450,003,652

End of period	$115,187,761	$73,072,808	$1,223,317,790	$716,089,558

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Interest Rate Hedged High Yield Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,630,622	$4,050,298
Net realized loss	(1,037,348)	(572,696)
Net change in unrealized appreciation (depreciation)	(5,551,419)	3,482,303

Net increase (decrease) in net assets resulting from operations	(2,958,145)	6,959,905

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,000,123)	(3,454,455)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	39,402,629	70,089,848

NET ASSETS
Total increase in net assets	33,444,361	73,595,298
Beginning of period	135,920,453	62,325,155

End of period	$169,364,814	$135,920,453

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares Inflation Hedged Corporate Bond ETF

	Six Months Ended								Period From
	04/30/22		Year Ended	Year Ended		Year Ended			05/08/18	(a)
	(unaudited)		10/31/21	10/31/20		10/31/19			to 10/31/18

Net asset value, beginning of period	$30.45		$27.66	$26.33		2	$24.31		$25.00

Net investment income(b)	0.34		0.63	0.71			0.91		0.37
Net realized and unrealized gain (loss)(c)		(2.94)	2.82	1.36			2.01			(0.70)

Net increase (decrease) from investment operations		(2.60)	3.45	2.07			2.92			(0.33)

Distributions(d)
From net investment income		(0.35)	(0.66)	(0.74)			(0.90)			(0.36)
From net realized gain		(0.07)	—	—			—		—

Total distributions		(0.42)	(0.66)	(0.74)			(0.90)			(0.36)

Net asset value, end of period	$27.43		$30.45	$27.66			$26.33		$24.31

Total Return(e)
Based on net asset value	(8.65	)%(f)	12.60%	8.00	%(g)		12.26	%(h)	(1.34	)%(f)

Ratios to Average Net Assets(i)
Total expenses	0.20	%(j)	0.20%	0.20%			0.20%		0.20	%(j)

Total expenses after fees waived	0.05	%(j)	0.05%	0.05%			0.05%		0.05	%(j)

Net investment income	2.31	%(j)	2.14%	2.64%			3.60%		3.04	%(j)

Supplemental Data
Net assets, end of period (000)	$115,188		$73,073	$17,979			$7,898		$9,725

Portfolio turnover rate(k)	2	%(f)	0%	13%			0%		0	%(f)(l)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 12.22%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.
(l)	Rounds to less than 1%.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$96.12		$91.84	$93.50	$95.79	$96.62	$92.49

Net investment income(a)	1.13		2.23	2.38	3.35	3.16	2.76
Net realized and unrealized gain (loss)(b)		(5.19)	3.68	(1.69)	(0.97)	(1.16)	3.73

Net increase (decrease) from investment operations	(4.06)		5.91	0.69	2.38	2.00	6.49

Distributions(c)
From net investment income		(0.77)	(1.63)	(2.35)	(3.12)	(2.83)	(2.36)
From net realized gain	—		—	—	(1.55)	—	—

Total distributions	(0.77)		(1.63)	(2.35)	(4.67)	(2.83)	(2.36)

Net asset value, end of period	$91.29		$96.12	$91.84	$93.50	$95.79	$96.62

Total Return(d)
Based on net asset value	(4.25	)%(e)	6.46%	0.79%	2.63%	2.08%	7.11%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	2.42	%(g)	2.33%	2.64%	3.59%	3.27%	2.91%

Supplemental Data
Net assets, end of period (000)	$1,223,318		$716,090	$450,004	$126,232	$215,530	$77,295

Portfolio turnover rate(h)	4	%(e)	5%	7%	4%	2%	0	%(i)

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged High Yield Bond ETF
	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$87.69		$83.10	$87.86	$90.47	$91.78		$87.42

Net investment income(a)	2.07		3.81	4.31	5.51	4.98		4.57
Net realized and unrealized gain (loss)(b)		(3.31)	4.15	(5.53)	(2.92)	(1.46)		4.21

Net increase (decrease) from investment operations		(1.24)	7.96	(1.22)	2.59	3.52		8.78

Distributions(c)
From net investment income		(1.77)	(3.37)	(3.51)	(5.18)	(4.83)		(4.42)
Return of capital	—		—	(0.03)	(0.02)	—		—

Total distributions		(1.77)	(3.37)	(3.54)	(5.20)	(4.83)		(4.42)

Net asset value, end of period	$84.68		$87.69	$83.10	$87.86	$90.47		$91.78

Total Return(d)
Based on net asset value	(1.46	)%(e)	9.70%	(1.32)%	3.00%	3.93%		10.26%

Ratios to Average Net Assets(f)
Total expenses	0.65	%(g)	0.65%	0.65%	0.65%	0.65%		0.65%

Total expenses after fees waived	0.05	%(g)	0.05%	0.05%	0.05%	0.05%		0.05%

Net investment income	4.83	%(g)	4.37%	5.12%	6.22%	5.46%		5.04%

Supplemental Data
Net assets, end of period (000)	$169,365		$135,920	$62,325	$114,212	$416,178		$137,670

Portfolio turnover rate(h)	2	%(e)	1%	1%	1%	0	%(i)	0%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Inflation Hedged Corporate Bond	Diversified
Interest Rate Hedged Corporate Bond	Diversified
Interest Rate Hedged High Yield Bond	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Inflation Hedged Corporate Bond
Barclays Bank PLC	$2,802,501	$2,802,501		$—	$—
Citigroup Global Markets, Inc.	42,133,006	42,133,006		—	—
J.P. Morgan Securities LLC	2,953,048	2,953,048		—	—
Jefferies LLC	252,787	252,787		—	—

	$48,141,342	$48,141,342		$—	$—

Interest Rate Hedged Corporate Bond
Barclays Bank PLC	$71,499,311	$71,499,311		$—	$—
BNP Paribas SA	85,193,160	85,193,160		—	—
BofA Securities, Inc.	64,745,000	64,745,000		—	—
Citigroup Global Markets, Inc.	260,024,253	260,024,253		—	—
J.P. Morgan Securities LLC	87,152	87,152		—	—
Jefferies LLC	11,007,213	11,007,213		—	—
SG Americas Securities LLC	18,049,780	18,049,780		—	—
Toronto-Dominion Bank	37,007,229	37,007,229		—	—

	$547,613,098	$547,613,098		$—	$—

Interest Rate Hedged High Yield Bond
Barclays Bank PLC	$2,198,840	$2,198,840		$—	$—
Citigroup Global Markets, Inc.	10,419,125	10,419,125		—	—
ING Financial Markets LLC	8,081,444	8,081,444		—	—
J.P. Morgan Securities LLC	15,236,862	15,236,862		—	—
Morgan Stanley	32,616,100	32,616,100		—	—
SG Americas Securities LLC	1,834,304	1,834,304		—	—
Toronto-Dominion Bank	7,303,290	7,303,290		—	—

	$77,689,965	$77,689,965		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. Each Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.

Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

The iShares Inflation Hedged Corporate Bond ETF uses inflation swaps to mitigate the potential impact of inflation on the performance of the bonds held by the Fund or its underlying fund. The iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF use interest rate swaps to mitigate the potential impact of interest rates on the performance of the bonds held by each Fund or its underlying fund.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Inflation Hedged Corporate Bond	0.20%
Interest Rate Hedged Corporate Bond	0.30
Interest Rate Hedged High Yield Bond	0.65

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Inflation Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2023 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD”), after taking into account any fee waivers by LQD, plus 0.05%.

For the iShares Interest Rate Hedged Corporate Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in LQD, after taking into account any fee waivers by LQD, plus 0.10%.

For the iShares Interest Rate Hedged High Yield Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG”), after taking into account any fee waivers by HYG, plus 0.05%.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Inflation Hedged Corporate Bond	$79,228
Interest Rate Hedged Corporate Bond	1,077,479
Interest Rate Hedged High Yield Bond	451,474

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Inflation Hedged Corporate Bond	$38,045
Interest Rate Hedged Corporate Bond	381,908
Interest Rate Hedged High Yield Bond	156,510

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Inflation Hedged Corporate Bond	$8,660,567	$2,199,551
Interest Rate Hedged Corporate Bond	170,605,366	39,665,008
Interest Rate Hedged High Yield Bond	11,700,374	2,578,769

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Inflation Hedged Corporate Bond	$76,464,648	$25,654,600
Interest Rate Hedged Corporate Bond	608,019,254	50,571,712
Interest Rate Hedged High Yield Bond	87,282,842	49,475,955

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Interest Rate Hedged Corporate Bond	$19,476,468
Interest Rate Hedged High Yield Bond	11,176,733

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Inflation Hedged Corporate Bond	$177,702,891	$8,178,001	$(18,202,984)	$(10,024,983)
Interest Rate Hedged Corporate Bond	1,972,639,515	156,862,969	(194,697,932)	(37,834,963)
Interest Rate Hedged High Yield Bond	261,111,778	10,737,211	(16,360,152)	(5,622,941)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Inflation Hedged Corporate Bond
Shares sold	2,750,000	$81,638,570	1,850,000	$55,174,954
Shares redeemed	(950,000)	(27,507,502)	(100,000)	(2,837,974)

Net increase	1,800,000	$54,131,068	1,750,000	$52,336,980

Interest Rate Hedged Corporate Bond
Shares sold	6,500,000	$619,508,932	3,500,000	$335,029,941
Shares redeemed	(550,000)	(51,741,532)	(950,000)	(91,083,505)

Net increase	5,950,000	$567,767,400	2,550,000	$243,946,436

Interest Rate Hedged High Yield Bond
Shares sold	1,050,000	$90,838,577	1,000,000	$87,477,811
Shares redeemed	(600,000)	(51,435,948)	(200,000)	(17,387,963)

Net increase	450,000	$39,402,629	800,000	$70,089,848

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Inflation Hedged Corporate Bond ETF, iShares Interest Rate Hedged Corporate Bond ETF and iShares Interest Rate Hedged High Yield Bond ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	35

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Inflation Hedged Corporate Bond	$0.347604	$0.069495	$—	$0.417099	83%	17%	—%	100%
Interest Rate Hedged Corporate Bond	0.767830	—	—	0.767830	100	—	—	100
Interest Rate Hedged High Yield Bond	1.769576	—	—	1.769576	100	—	—	100

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	37

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

CPI	Consumer Price Index

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Additional Financial Information

Schedules of Investments (Unaudited)

April 30, 2022

Statements of Assets and Liabilities (Unaudited)

April 30, 2022

iShares Trust

iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca

iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.8%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)(b)	$15,667	$14,638,200
7.50%, 06/01/29 (Call 06/01/24)(a)(b)	12,193	11,380,641
7.75%, 04/15/28 (Call 04/15/24)(a)(b)	12,158	11,415,754
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	6,567	5,713,290
3.75%, 02/15/28 (Call 02/15/23)(b)	6,575	6,065,438
4.00%, 02/15/30 (Call 02/15/25)(b)	7,302	6,540,292
4.88%, 01/15/29 (Call 01/15/24)(b)	4,569	4,323,949
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(a)(b)	6,750	5,995,688
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	5,619	5,023,105
5.00%, 08/15/27 (Call 08/15/22)(a)(b)	8,668	8,182,592
6.25%, 06/15/25 (Call 06/15/22)(a)(b)	2,108	2,140,342
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(a)(b)	13,713	12,061,475
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)(b)	11,798	11,547,292

		105,028,058

Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 02/15/24)(a)	9,274	8,004,621
7.13%, 06/15/26 (Call 06/15/23)(a)	14,432	13,350,899
7.50%, 12/01/24 (Call 05/30/22)(a)(b)	8,883	8,874,630
7.50%, 03/15/25 (Call 05/30/22)(a)(b)	13,862	13,429,967
7.88%, 04/15/27 (Call 05/30/22)(a)(b)	24,619	22,934,649
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)(b)	7,629	6,661,109
5.13%, 10/01/24 (Call 07/01/24)(b)	14,566	14,824,546
6.88%, 05/01/25 (Call 04/01/25)	5,800	6,127,236
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	11,504	10,785,000
5.75%, 10/15/27 (Call 07/15/27)(a)	11,106	10,731,173
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	7,471	6,449,415
5.50%, 01/15/25 (Call 10/15/22)(a)	4,390	4,377,840
7.50%, 04/15/25 (Call 05/31/22)(a)(b)	15,292	15,528,691
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)(b)	14,221	12,372,270
4.88%, 05/01/29 (Call 05/01/24)(b)	8,359	7,285,147
5.50%, 11/15/27 (Call 11/15/22)(b)	32,829	30,145,886
6.25%, 03/15/26 (Call 05/31/22)(a)	54,197	54,063,768
6.38%, 06/15/26 (Call 05/31/22)(b)	10,809	10,646,865
7.50%, 03/15/27 (Call 05/31/22)	7,186	7,245,085
8.00%, 12/15/25 (Call 05/31/22)(a)(b)	13,438	13,986,539
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/31/22)(b)	5,053	5,013,523
Triumph Group Inc.
6.25%, 09/15/24 (Call 05/31/22)(a)(b)	5,249	5,018,919
7.75%, 08/15/25 (Call 05/31/22)(b)	5,654	5,473,072
8.88%, 06/01/24 (Call 02/01/23)(a)(b)	6,232	6,441,208

		299,772,058

Agriculture — 0.1%
Vector Group Ltd.
5.75%, 02/01/29 (Call 02/01/24)(a)	10,781	9,445,234
10.50%, 11/01/26 (Call 05/31/22)(a)(b)	6,686	6,801,334

		16,246,568

Security	Par (000)	Value

Airlines — 1.8%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	$14,266	$13,124,720
American Airlines Group Inc., 3.75%, 03/01/25(a)(b)	5,498	4,923,184
American Airlines Inc., 11.75%, 07/15/25(a)(b)	30,064	34,573,600
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	42,100	41,425,874
5.75%, 04/20/29(a)	36,037	34,782,495
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)(b)	10,512	10,012,680
3.75%, 10/28/29 (Call 07/28/29)(b)	6,365	5,617,113
3.80%, 04/19/23 (Call 03/19/23)	1,288	1,285,959
4.38%, 04/19/28 (Call 01/19/28)(b)	6,229	5,837,819
7.38%, 01/15/26 (Call 12/15/25)(b)	12,450	13,201,046
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26 (Call 01/20/24)(a)	14,212	13,874,465
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)(b)	24,627	23,585,278
4.63%, 04/15/29 (Call 10/15/28)(a)	23,655	21,703,462

		223,947,695

Apparel — 0.2%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	11,905	11,798,947
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	9,378	9,113,206
William Carter Co. (The), 5.63%, 03/15/27 (Call 05/31/22)(a)	5,174	5,155,632

		26,067,785

Auto Manufacturers — 3.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	12,423	10,745,895
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	5,020	4,802,467
5.88%, 06/01/29 (Call 06/01/24)(a)(b)	5,459	5,359,237
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25 (Call 11/01/24)(a)	14,041	14,146,308
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	29,733	24,089,677
4.35%, 12/08/26 (Call 09/08/26)(b)	18,896	18,140,160
9.00%, 04/22/25 (Call 03/22/25)(b)	2,887	3,206,374
9.63%, 04/22/30 (Call 01/22/30)(b)	5,199	6,342,468
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	14,060	13,050,856
2.70%, 08/10/26 (Call 07/10/26)(b)	17,677	15,743,972
2.90%, 02/16/28 (Call 12/16/27)(b)	9,009	7,725,218
2.90%, 02/10/29 (Call 12/10/28)	9,408	7,863,442
3.09%, 01/09/23	298	298,250
3.10%, 05/04/23	10,388	10,258,150
3.35%, 11/01/22	713	712,819
3.37%, 11/17/23(b)	11,377	11,194,285
3.38%, 11/13/25 (Call 10/13/25)(b)	24,692	23,256,777
3.63%, 06/17/31 (Call 03/17/31)	11,407	9,482,069
3.66%, 09/08/24	8,456	8,215,004
3.81%, 01/09/24 (Call 11/09/23)	7,545	7,438,946
3.82%, 11/02/27 (Call 08/02/27)	8,937	8,156,502
4.00%, 11/13/30 (Call 08/13/30)(b)	19,381	16,861,201
4.06%, 11/01/24 (Call 10/01/24)(b)	17,619	17,255,828
4.13%, 08/04/25(b)	15,618	15,064,167
4.13%, 08/17/27 (Call 06/17/27)(b)	15,720	14,555,671
4.14%, 02/15/23 (Call 01/15/23)	1,122	1,119,756
4.27%, 01/09/27 (Call 11/09/26)(b)	11,095	10,490,877
4.38%, 08/06/23	10,796	10,802,478

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
4.39%, 01/08/26	$13,984	$13,468,515
4.54%, 08/01/26 (Call 06/01/26)	8,994	8,600,513
4.69%, 06/09/25 (Call 04/09/25)	7,042	6,902,592
4.95%, 05/28/27 (Call 04/28/27)	19,030	18,415,675
5.11%, 05/03/29 (Call 02/03/29)(b)	17,421	16,506,397
5.13%, 06/16/25 (Call 05/16/25)(b)	21,053	20,852,996
5.58%, 03/18/24 (Call 02/18/24)(b)	17,410	17,540,575
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	6,100	5,011,150
5.50%, 07/15/29 (Call 07/15/24)(a)	5,886	4,885,380
5.88%, 01/15/28 (Call 01/15/24)(a)	7,599	6,611,130
7.75%, 10/15/25 (Call 10/15/22)(a)	5,960	5,950,345

		421,124,122

Auto Parts & Equipment — 1.3%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 05/30/22)(a)(b)	633	564,108
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	5,996	5,156,560
6.25%, 03/15/26 (Call 05/10/22)(b)	1,685	1,606,648
6.50%, 04/01/27 (Call 05/31/22)(b)	6,265	5,806,532
6.88%, 07/01/28 (Call 07/01/23)(b)	5,446	5,108,121
Clarios Global LP, 6.75%, 05/15/25 (Call 05/30/22)(a)(b)	3,611	3,685,687
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/31/22)(a)(b)	9,222	9,315,012
8.50%, 05/15/27 (Call 05/31/22)(a)(b)	24,179	24,152,906
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 05/30/22)(a)	4,443	4,390,697
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	4,487	3,847,603
5.38%, 11/15/27 (Call 11/15/22)(b)	4,394	4,152,330
5.63%, 06/15/28 (Call 06/15/23)(b)	5,453	5,200,799
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	8,906	8,291,860
5.00%, 05/31/26 (Call 05/31/22)(b)	8,886	8,511,677
5.00%, 07/15/29(b)	10,492	9,355,716
5.25%, 04/30/31 (Call 01/30/31)(b)	6,497	5,656,613
5.25%, 07/15/31(b)	8,016	6,913,800
5.63%, 04/30/33 (Call 01/30/33)	5,097	4,349,015
9.50%, 05/31/25 (Call 05/31/22)	8,437	8,847,123
Tenneco Inc.
5.00%, 07/15/26 (Call 05/31/22)(b)	6,065	5,814,819
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	8,515	8,291,481
7.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,307	6,340,364
ZF North America Capital Inc., 4.75%, 04/29/25(a)(b)	13,473	13,136,175

		158,495,646

Banks — 1.7%

Commerzbank AG, 8.13%, 09/19/23(a)(b)	11,362	11,827,217
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23), (5 year USD Swap + 2.248%)(b)(c)	16,835	16,509,310
4.50%, 04/01/25(b)	18,173	17,832,620
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30)(b)(c)	15,443	12,740,124
3.74%, 01/07/33 (Call 10/07/31)(c)	14,930	12,200,968
4.88%, 12/01/32 (Call 12/01/27)(c)	11,463	10,485,635
5.88%, 07/08/31 (Call 04/08/30)(b)(c)	6,084	5,871,524
Fifth Third Bancorp., Series H, 5.10%, (Call 06/30/23)(b)(c)(d)	6,682	6,476,863

Security	Par (000)	Value

Banks (continued)
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 01/15/24)(a)(b)	$7,963	$6,887,995
7.63%, 05/01/26 (Call 05/01/23)(a)(b)	8,176	7,440,160
8.13%, 11/15/24 (Call 05/31/22)(a)	3,935	3,812,523
8.25%, 04/15/25 (Call 05/31/22)(a)	6,295	6,074,001
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(a)(b)(c)	9,303	7,715,504
5.02%, 06/26/24(a)(b)	25,328	24,713,147
5.71%, 01/15/26(a)(b)	14,697	14,626,412
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)(c)	17,682	15,965,094
5.86%, 06/19/32 (Call 06/19/27)(a)(b)(c)	11,877	11,287,498
7.30%, 04/02/34 (Call 04/02/29)(a)(c)	14,934	15,095,435

		207,562,030

Building Materials — 0.9%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	15,730	13,429,488
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	6,310	5,840,725
6.75%, 06/01/27 (Call 06/01/22)(a)	8,426	8,640,863
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)(b)	11,828	10,556,490
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 05/31/22)(a)	4,201	3,959,705
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	5,251	4,762,499
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(a)	13,459	12,920,640
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	12,825	10,229,942
4.38%, 07/15/30 (Call 07/15/25)(a)(b)	19,915	16,589,195
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	12,527	11,420,240
5.00%, 02/15/27 (Call 05/31/22)(a)(b)	8,938	8,424,065
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(a)(b)	8,923	8,371,906

		115,145,758

Chemicals — 1.5%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)(b)	8,740	7,675,818
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,803	4,768,325
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(a)(b)	8,009	6,908,812
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)(b)	5,943	5,645,850
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	6,704	5,785,791
5.38%, 05/15/27 (Call 02/15/27)(b)	6,934	6,696,728
5.75%, 11/15/28 (Call 11/15/23)(a)(b)	10,030	9,409,411
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	9,030	8,671,208
5.25%, 12/15/29 (Call 09/15/29)(b)	8,127	7,764,789
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,087	6,132,913
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	12,802	12,625,972
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	5,468	5,389,398
5.25%, 06/01/27 (Call 03/03/27)(a)(b)	12,499	11,903,511
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	4,602	4,345,700
5.13%, 09/15/27 (Call 05/31/22)(b)	5,728	5,641,221
5.63%, 08/01/29 (Call 08/01/24)(b)	8,489	8,361,665

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	$7,814	$6,881,399
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	5,343	4,433,799
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(a)(b)	11,722	10,293,674
6.63%, 05/01/29 (Call 05/01/24)(a)(b)	9,229	7,326,072
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(a)(b)	12,897	11,510,573
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(a)	6,464	5,227,760
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	7,044	6,132,022
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 06/15/23)(a)(b)	7,505	7,056,201
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	14,609	12,481,930

		189,070,542

Commercial Services — 4.0%
ADT Security Corp. (The)
4.13%, 06/15/23	5,684	5,638,529
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	12,997	11,063,696
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(a)	6,524	6,145,008
Albion Financing 2SARL, 8.75%, 04/15/27 (Call 10/15/23)(a)(b)	5,703	5,421,272
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	10,879	8,942,538
6.63%, 07/15/26 (Call 07/15/22)(a)(b)	23,313	22,557,659
9.75%, 07/15/27 (Call 07/15/22)(a)(b)	12,987	12,558,429
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, 06/01/28 (Call 06/01/24)(a)(b)	26,285	23,182,176
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	9,930	8,111,817
6.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,888	6,809,219
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(a)(b)	5,492	5,086,965
5.38%, 03/01/29 (Call 03/01/24)(a)(b)	7,375	6,952,302
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	4,260	4,211,702
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(a)(b)	12,070	10,999,705
3.50%, 06/01/31 (Call 03/01/31)(a)(b)	12,083	10,119,512
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	8,360	7,921,100
5.50%, 07/15/25 (Call 07/15/22)(a)	3,505	3,504,051
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)(b)	6,523	5,921,253
6.00%, 06/01/29 (Call 06/01/24)(a)(b)	6,503	5,430,005
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	6,152	6,023,577
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(a)(b)	6,897	6,203,413
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	9,564	8,510,525
4.50%, 07/01/28 (Call 07/01/23)(a)(b)	9,749	9,344,613
Grand Canyon University
4.13%, 10/01/24	6,385	6,196,643
5.13%, 10/01/28 (Call 08/01/28)(b)	5,210	5,009,415
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/15/22)(a)(b)	13,564	13,288,651
Hertz Corp. (The)
4.63%, 12/01/26 (Call 12/01/23)(a)	5,792	5,273,268
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	11,556	10,111,500

Security	Par (000)	Value

Commercial Services (continued)
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)(b)	$13,410	$12,409,279
5.75%, 11/01/28 (Call 11/01/23)(a)(b)	14,795	12,885,113
Nielsen Co Luxembourg SARL (The), 5.00%, 02/01/25 (Call 05/30/22)(a)(b)	5,704	5,711,130
Nielsen Finance LLC/Nielsen Finance Co.
4.50%, 07/15/29 (Call 07/15/24)(a)(b)	8,134	7,687,037
4.75%, 07/15/31 (Call 07/15/26)(a)(b)	7,629	7,205,591
5.63%, 10/01/28 (Call 10/01/23)(a)(b)	11,387	11,034,345
5.88%, 10/01/30 (Call 10/01/25)(a)(b)	8,998	8,626,832
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)	11,848	10,100,420
5.25%, 04/15/24(a)(b)	9,784	9,771,770
5.75%, 04/15/26(a)(b)	16,170	15,491,830
6.25%, 01/15/28 (Call 01/15/23)(a)(b)	15,945	14,250,844
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 05/31/22)(a)	5,582	5,596,792
RR Donnelley & Sons Co., 6.13%, 11/01/26 (Call 11/01/23)(a)	725	707,700
Sabre GLBL Inc.
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	10,090	10,200,284
9.25%, 04/15/25 (Call 03/16/25)(a)(b)	9,519	10,170,219
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	9,608	8,306,717
4.00%, 05/15/31 (Call 05/15/26)(b)	9,300	8,338,225
4.63%, 12/15/27 (Call 12/15/22)(b)	7,110	6,915,943
5.13%, 06/01/29 (Call 06/01/24)(b)	9,151	8,981,066
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	8,573	8,446,120
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	9,339	8,124,930
3.88%, 02/15/31 (Call 08/15/25)(b)	13,293	11,664,607
4.00%, 07/15/30 (Call 07/15/25)(b)	9,232	8,262,640
4.88%, 01/15/28 (Call 01/15/23)(b)	18,356	17,824,502
5.25%, 01/15/30 (Call 01/15/25)(b)	9,485	9,204,402
5.50%, 05/15/27 (Call 05/31/22)(b)	12,430	12,685,981
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 05/31/22)(a)	12,720	13,101,600

		504,244,462

Computers — 1.2%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(a)(b)	7,970	7,332,400
4.00%, 07/01/29 (Call 07/01/24)(a)(b)	6,895	6,343,400
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(a)(b)	24,582	21,998,582
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 05/31/22)(b)	6,010	3,914,013
9.38%, 07/15/25 (Call 07/15/22)(a)(b)	7,449	6,592,365
Exela Intermediate LLC/Exela Finance Inc., 11.50%, 07/15/26 (Call 12/01/22)(a)(b)	9,721	3,594,243
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(a)(b)	8,017	7,656,235
5.13%, 04/15/29 (Call 04/15/24)(a)(b)	14,975	14,263,688
5.25%, 10/01/30 (Call 10/01/25)(a)(b)	5,505	5,202,225
5.75%, 09/01/27 (Call 09/01/22)(a)(b)	5,483	5,408,980
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	5,783	5,619,630
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	5,565	5,274,924
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	7,155	6,931,406

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)(b)	$6,235	$5,260,781
3.38%, 07/15/31 (Call 01/15/26)	7,313	5,929,810
4.09%, 06/01/29 (Call 03/01/29)(b)	5,391	4,784,513
4.13%, 01/15/31 (Call 10/15/30)(b)	6,873	5,974,163
4.75%, 06/01/23(b)	2,178	2,187,831
4.75%, 01/01/25(b)	4,052	4,037,255
4.88%, 03/01/24 (Call 01/01/24)(b)	5,720	5,753,207
4.88%, 06/01/27 (Call 03/01/27)(b)	5,975	5,817,036
Vericast Corp., 11.00%, 09/15/26 (Call 09/15/23)(a)	14,842	13,983,721

		153,860,408

Cosmetics & Personal Care — 0.3%
Coty Inc.
5.00%, 04/15/26 (Call 04/15/23)(a)(b)	10,732	10,208,815
6.50%, 04/15/26 (Call 05/31/22)(a)(b)	6,442	6,264,845
Coty Inc/HFC Prestige Products Inc/HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(a)	6,184	5,482,229
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	6,597	5,864,099
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	8,309	8,011,953

		35,831,941

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	4,713	4,165,114
4.00%, 01/15/28 (Call 01/15/23)(a)(b)	8,118	7,529,282
Avient Corp., 5.75%, 05/15/25 (Call 05/31/22)(a)(b)	1,449	1,462,454
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(a)(b)	15,271	13,295,314
Ritchie Bros Holdings Inc., 4.75%, 12/15/31 (Call 12/15/26)(a)(b)	6,633	6,633,000
Wesco Aircraft Holdings Inc., 9.00%, 11/15/26 (Call 11/15/22)(a)(b)	13,712	8,501,440
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 05/31/22)(a)(b)	9,609	5,332,995
13.13%, 11/15/27 (Call 11/15/22)(a)	7,555	2,804,794

		49,724,393

Diversified Financial Services — 3.4%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(b)(c)	9,378	8,815,320
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	11,095	11,401,777
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	11,959	9,359,911
3.63%, 10/01/31 (Call 10/01/26)(a)	12,393	9,139,837
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)(b)	12,010	9,984,453
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)(b)	9,150	9,110,381
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(a)(b)	12,398	11,266,682
LD Holdings Group LLC
6.13%, 04/01/28 (Call 04/01/24)(a)(b)	6,685	5,047,175
6.50%, 11/01/25 (Call 11/01/22)(a)	6,452	5,335,610
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(a)(b)	10,883	9,903,530
4.38%, 05/15/31 (Call 05/15/26)(a)(b)	5,283	4,814,134
4.63%, 11/15/27 (Call 11/15/22)(a)(b)	4,436	4,201,169

Security	Par (000)	Value

Diversified Financial Services (continued)
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)(b)	$5,228	$4,187,171
6.50%, 05/01/28 (Call 05/01/24)(a)(b)	11,339	9,779,887
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	7,624	6,613,820
5.50%, 08/15/28 (Call 08/15/23)(a)(b)	10,161	9,291,690
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	7,235	6,421,063
6.00%, 01/15/27 (Call 01/15/23)(a)	6,783	6,581,956
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)(b)	7,018	6,167,243
5.00%, 03/15/27 (Call 09/15/26)(b)	9,015	8,206,580
5.50%, 03/15/29 (Call 06/15/28)(b)	8,764	7,723,275
5.88%, 10/25/24(b)	4,529	4,512,016
6.13%, 03/25/24	9,280	9,314,800
6.75%, 06/25/25	4,999	5,010,278
6.75%, 06/15/26(b)	6,387	6,267,244
7.25%, 09/25/23(b)	586	602,082
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(a)(b)	7,386	6,717,567
6.88%, 08/15/28 (Call 08/15/23)(a)(b)	24,552	21,794,810
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)(b)	8,669	7,628,720
3.88%, 09/15/28 (Call 09/15/24)(b)	7,713	6,538,696
4.00%, 09/15/30 (Call 09/15/25)(b)	10,142	8,291,085
5.38%, 11/15/29 (Call 05/15/29)(b)	9,262	8,248,911
5.63%, 03/15/23	1,219	1,231,190
6.13%, 03/15/24 (Call 09/15/23)(b)	14,266	14,316,502
6.63%, 01/15/28 (Call 07/15/27)(b)	9,837	9,684,920
6.88%, 03/15/25(b)	13,726	13,833,749
7.13%, 03/15/26	20,156	20,484,543
8.88%, 06/01/25 (Call 06/01/22)	6,580	6,899,459
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)	8,113	6,530,965
5.38%, 10/15/25 (Call 10/15/22)(a)(b)	8,719	8,301,508
5.75%, 09/15/31 (Call 09/15/26)(a)	5,526	4,558,255
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(a)(b)	13,829	12,235,162
3.63%, 03/01/29 (Call 03/01/24)(a)(b)	9,444	8,050,336
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	15,428	12,941,546
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	10,705	8,590,763
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)(b)	6,025	5,501,578
4.20%, 10/29/25 (Call 09/29/25)(b)	5,859	5,704,440
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(a)(b)	9,676	8,889,825
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	8,123	6,776,220
5.75%, 06/15/27 (Call 06/15/24)(a)(b)	5,906	5,088,019
VistaJet Malta Finance PLC/XO Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	11,691	10,215,011
7.88%, 05/01/27(a)	6,750	6,331,500

		424,444,364

Electric — 2.5%
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	10,623	8,956,429
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	14,262	13,223,726
4.63%, 02/01/29 (Call 02/01/24)(a)(b)	8,260	7,199,416
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	10,115	8,626,072
5.13%, 03/15/28 (Call 03/15/23)(a)(b)	17,765	16,114,809
5.25%, 06/01/26 (Call 05/31/22)(a)(b)	3,777	3,750,561

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$10,020	$8,600,917
4.75%, 03/15/28 (Call 03/15/23)(a)(b)	12,482	11,859,001
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	5,203	5,044,829
4.35%, 04/15/29 (Call 01/15/29)(b)	5,243	4,830,114
Electricite de France SA
5.25%, (Call 01/29/23)(a)(c)(d)	440	432,353
5.63%, (Call 01/22/24)(a)(b)(c)(d)	17,790	17,418,589
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(c)	14,532	14,783,040
FirstEnergy Corp.
2.65%, 03/01/30 (Call 12/01/29)	6,237	5,283,008
Series B, 2.25%, 09/01/30 (Call 06/01/30)	5,023	4,182,847
Series B, 4.15%, 07/15/27 (Call 04/15/27)(b)	20,021	19,445,396
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	5,650	5,311,000
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	7,313	7,250,474
4.25%, 09/15/24 (Call 07/15/24)(a)	878	866,699
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,665	7,260,518
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	6,625	5,631,728
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	12,683	10,561,918
3.88%, 02/15/32 (Call 02/15/27)(a)(b)	12,768	10,629,360
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	8,916	8,371,010
5.75%, 01/15/28 (Call 01/15/23)(b)	9,994	9,747,734
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	11,897	10,941,373
5.25%, 07/01/30 (Call 07/01/25)(b)	12,331	11,221,210
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 05/31/22)(b)	5,490	2,012,983
6.63%, 01/15/28 (Call 01/15/23)(a)(b)	5,681	5,375,646
7.25%, 05/15/27 (Call 05/31/22)(a)(b)	7,785	7,454,138
7.63%, 06/01/28 (Call 06/01/23)(a)(b)	5,566	5,336,403
10.50%, 01/15/26 (Call 05/31/22)(a)(b)	5,984	2,198,821
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(a)	15,951	14,435,655
5.00%, 07/31/27 (Call 07/31/22)(a)(b)	15,956	15,250,695
5.50%, 09/01/26 (Call 05/10/22)(a)(b)	11,976	11,938,575
5.63%, 02/15/27 (Call 05/10/22)(a)(b)	14,681	14,440,232

		315,987,279

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(a)(b)	8,781	7,300,874
4.75%, 06/15/28 (Call 06/15/23)(a)(b)	7,579	6,604,151
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 06/15/22)(a)(b)	18,301	19,010,164
7.25%, 06/15/28 (Call 06/15/23)(a)(b)	13,648	14,129,152

		47,044,341

Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(a)(b)	24,449	22,818,435
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	11,158	9,947,915
4.88%, 10/15/23(a)(b)	6,978	6,987,769
5.00%, 10/01/25(a)(b)	8,597	8,531,813
5.63%, 11/01/24(a)(b)	5,688	5,764,788

Security	Par (000)	Value

Electronics (continued)
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	$10,254	$8,677,448
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	4,507	4,087,004

		66,815,172

Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	8,288	7,483,045
5.00%, 01/31/28 (Call 07/31/27)(a)	8,960	8,325,907

		15,808,952

Engineering & Construction — 0.1%
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 05/31/22)(a)(b)	12,057	10,881,442

Entertainment — 3.0%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(a)	11,280	10,315,560
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	13,669	11,797,030
6.25%, 07/01/25 (Call 07/01/22)(a)	41,939	42,422,137
8.13%, 07/01/27 (Call 07/01/23)(a)(b)	21,601	22,539,970
Caesars Resort Collection LLC/CRC Finco Inc., 5.75%, 07/01/25 (Call 07/01/22)(a)(b)	9,794	10,002,123
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(a)	15,730	15,152,761
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)(b)	6,056	5,722,578
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 05/31/22)(b)	5,932	5,768,870
5.50%, 05/01/25 (Call 05/31/22)(a)(b)	11,268	11,297,579
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	8,903	8,303,357
5.50%, 04/01/27 (Call 05/31/22)(a)	6,107	5,992,193
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	8,376	7,425,324
5.88%, 03/15/26 (Call 03/15/23)(a)(b)	5,659	5,261,738
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(a)	7,724	7,265,117
5.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,447	8,939,224
6.25%, 01/15/27 (Call 07/15/26)(a)(b)	8,285	8,411,098
6.50%, 02/15/25 (Call 08/15/24)(a)	12,109	12,268,436
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(a)(b)	12,023	10,648,771
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 01/15/24)(a)(b)	8,114	7,363,455
4.75%, 10/15/27 (Call 10/15/22)(a)(b)	10,137	9,447,684
4.88%, 11/01/24 (Call 05/31/22)(a)(b)	7,936	7,807,516
6.50%, 05/15/27 (Call 05/15/23)(a)	13,260	13,657,800
Mohegan Gaming & Entertainment
7.88%, 10/15/24 (Call 05/16/22)(a)(b)	2,058	2,103,533
8.00%, 02/01/26 (Call 02/01/23)(a)(b)	14,428	12,664,898
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)(b)	8,987	7,072,769
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	9,497	7,341,301
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(a)	11,647	10,212,596
Scientific Games International Inc.
7.00%, 05/15/28 (Call 05/15/23)(a)(b)	11,662	11,958,652
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	8,348	8,754,965
8.63%, 07/01/25 (Call 07/01/22)(a)	9,385	9,848,337

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 05/31/22)(a)(b)	$10,392	$10,351,679
5.50%, 04/15/27 (Call 05/31/22)(a)(b)	6,519	6,372,323
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)(b)	5,950	6,167,711
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	9,401	7,826,333
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	6,007	5,383,774
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	7,093	6,357,101
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	8,970	7,826,325
7.75%, 04/15/25 (Call 05/31/22)(a)(b)	6,303	6,490,829

		374,543,447

Environmental Control — 0.7%
Covanta Holding Corp, 4.88%, 12/01/29 (Call 12/01/24)(a)(b)	9,061	8,178,685
Covanta Holding Corp., 5.00%, 09/01/30 (Call 09/01/25)(b)	4,831	4,370,713
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	8,468	7,567,570
3.75%, 08/01/25 (Call 08/01/22)(a)	10,860	10,312,520
4.00%, 08/01/28 (Call 08/01/23)(a)(b)	9,413	8,279,742
4.25%, 06/01/25 (Call 06/01/22)(a)(b)	5,719	5,539,023
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	6,616	5,836,470
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	8,466	7,682,895
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	3,532	3,475,947
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(a)(b)	8,349	7,326,247
5.88%, 06/30/29 (Call 06/30/24)(a)(b)	12,633	10,295,895
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(a)(b)	5,824	5,125,411
5.38%, 07/15/24 (Call 05/16/22)(a)	5,914	5,893,656

		89,884,774

Food — 2.0%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(a)(b)	10,258	9,340,763
3.50%, 02/15/23 (Call 12/15/22)(a)(b)	617	616,229
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	17,491	14,728,821
4.63%, 01/15/27 (Call 01/15/23)(a)(b)	15,847	14,840,399
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	10,979	9,949,719
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	9,402	9,112,889
7.50%, 03/15/26 (Call 05/31/22)(a)(b)	5,294	5,566,942
B&G Foods Inc.
5.25%, 04/01/25 (Call 05/31/22)(b)	10,491	9,948,091
5.25%, 09/15/27 (Call 05/31/22)(b)	6,764	6,175,747
Kraft Heinz Foods Co.
3.75%, 04/01/30 (Call 01/01/30)	233	221,513
3.88%, 05/15/27 (Call 02/15/27)(b)	654	640,183
4.25%, 03/01/31 (Call 12/01/30)	93	90,252
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	11,537	10,295,388
4.38%, 01/31/32 (Call 01/31/27)(a)(b)	8,112	7,250,879
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	5,593	5,403,770
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	12,074	10,707,532
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	12,628	12,225,735

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(a)(b)	$11,708	$9,934,155
4.25%, 04/15/31 (Call 04/15/26)(a)(b)	12,055	10,921,830
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	8,637	8,690,981
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	21,450	17,806,003
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	19,564	16,727,220
5.50%, 12/15/29 (Call 12/15/24)(a)	15,471	14,097,949
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	11,168	10,601,894
5.75%, 03/01/27 (Call 05/16/22)(a)(b)	7,306	7,181,798
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	5,907	5,291,807
4.75%, 02/15/29 (Call 02/15/24)(a)(b)	10,442	9,632,223
6.25%, 04/15/25 (Call 05/31/22)(a)(b)	13,414	13,799,653

		251,800,365

Food Service — 0.4%
Aramark Services Inc.
5.00%, 04/01/25 (Call 05/31/22)(a)(b)	7,677	7,600,959
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	13,578	12,663,114
6.38%, 05/01/25 (Call 05/31/22)(a)(b)	18,046	18,354,948
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(a)	4,860	4,639,478
10.50%, 05/15/29 (Call 05/15/24)(a)(b)	7,917	7,634,462

		50,892,961

Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)(b)	10,649	9,863,636

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	7,487	7,381,835
5.63%, 05/20/24 (Call 03/20/24)	7,098	7,091,612
5.75%, 05/20/27 (Call 02/20/27)(b)	6,347	6,177,218
5.88%, 08/20/26 (Call 05/20/26)(b)	8,799	8,667,015

		29,317,680

Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	10,452	9,393,735
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	18,723	17,833,657
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	12,520	11,107,819
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	2,517	2,466,660
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	56,500	49,310,375
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	29,697	25,702,964
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)(b)	6,535	6,127,107
4.63%, 11/15/27 (Call 11/15/22)(b)	4,541	4,428,043

		126,370,360

Health Care - Services — 6.6%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(a)(b)	6,959	6,006,270
3.50%, 04/01/30 (Call 04/01/25)(a)	7,881	6,836,768
5.00%, 07/15/27 (Call 07/15/22)(a)(b)	5,308	5,147,765
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)(b)	27,966	24,400,335
2.50%, 03/01/31 (Call 12/01/30)(b)	25,770	21,350,875
2.63%, 08/01/31 (Call 05/01/31)(b)	15,180	12,631,820
3.00%, 10/15/30 (Call 07/15/30)	26,900	23,268,691

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
3.38%, 02/15/30 (Call 02/15/25)(b)	$25,547	$22,693,612
4.25%, 12/15/27 (Call 12/15/22)(b)	29,463	28,370,415
4.63%, 12/15/29 (Call 12/15/24)(b)	42,603	41,245,029
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(a)(b)	5,048	4,559,396
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	7,074	6,291,117
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	6,409	6,104,573
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	11,624	9,784,017
5.25%, 05/15/30 (Call 05/15/25)(a)(b)	19,883	17,447,333
5.63%, 03/15/27 (Call 12/15/23)(a)(b)	24,424	23,312,158
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	9,465	8,944,425
6.13%, 04/01/30 (Call 04/01/25)(a)(b)	17,960	14,691,280
6.88%, 04/01/28 (Call 04/01/23)(a)(b)	9,068	7,073,040
6.88%, 04/15/29 (Call 04/15/24)(a)(b)	22,510	19,752,525
8.00%, 03/15/26 (Call 05/31/22)(a)(b)	22,825	23,623,875
8.00%, 12/15/27 (Call 12/15/22)(a)(b)	6,241	6,475,038
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	18,350	14,891,025
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	33,288	28,887,742
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	11,096	10,209,676
4.63%, 04/01/31 (Call 04/01/26)	5,325	4,690,473
4.75%, 02/01/30 (Call 02/01/25)(b)	10,694	9,629,947
Envision Healthcare Corp., 8.75%, 10/15/26 (Call 05/31/22)(a)(b)	9,785	4,088,075
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	32,340	28,902,258
5.38%, 02/01/25	31,012	31,903,595
5.38%, 09/01/26 (Call 03/01/26)(b)	11,978	12,265,622
5.63%, 09/01/28 (Call 03/01/28)(b)	17,002	17,575,817
5.88%, 05/01/23(b)	12,754	13,142,359
5.88%, 02/15/26 (Call 08/15/25)(b)	17,904	18,485,880
5.88%, 02/01/29 (Call 08/01/28)(b)	10,768	11,205,025
IQVIA Inc.
5.00%, 10/15/26 (Call 05/31/22)(a)(b)	11,375	11,299,593
5.00%, 05/15/27 (Call 05/31/22)(a)(b)	11,799	11,703,428
Legacy LifePoint Health LLC
4.38%, 02/15/27 (Call 05/31/22)(a)(b)	7,148	6,595,519
6.75%, 04/15/25 (Call 05/31/22)(a)(b)	4,845	4,921,672
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(a)(b)	7,281	6,283,503
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(a)(b)	6,305	5,510,885
ModivCare Inc., 5.88%, 11/15/25 (Call 11/15/22)(a)(b)	6,839	6,702,220
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)(b)	6,934	6,257,935
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	10,011	8,806,977
4.38%, 06/15/28 (Call 06/15/23)(a)(b)	8,920	8,340,111
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)(b)	8,774	8,345,171
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 05/31/22)(a)(b)	14,103	14,491,820
RP Escrow Issuer LLC, 5.25%, 12/15/25 (Call 12/15/22)(a)(b)	10,063	9,414,655
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	14,362	14,254,285
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(a)	15,905	14,334,381
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	17,754	16,109,536

Security	Par (000)	Value

Health Care - Services (continued)
4.63%, 07/15/24 (Call 05/31/22)(b)	$9,018	$8,993,561
4.63%, 09/01/24 (Call 05/16/22)(a)	8,277	8,245,961
4.63%, 06/15/28 (Call 06/15/23)(a)(b)	8,476	7,950,488
4.88%, 01/01/26 (Call 05/31/22)(a)	24,000	23,385,600
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	18,211	17,710,197
6.13%, 10/01/28 (Call 10/01/23)(a)(b)	31,280	29,962,330
6.25%, 02/01/27 (Call 05/31/22)(a)(b)	16,593	16,444,182
6.75%, 06/15/23	19,734	20,309,838

		832,261,699

Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (Call 04/15/24)(a)(b)	12,377	11,072,241
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)(b)	9,470	8,156,985
4.75%, 09/15/24 (Call 06/15/24)	10,944	10,670,400
5.25%, 05/15/27 (Call 11/15/26)(b)	18,953	17,722,003
6.25%, 05/15/26 (Call 05/31/22)(b)	13,436	13,301,640
6.38%, 12/15/25 (Call 05/31/22)	8,027	7,993,903

		68,917,172

Home Builders — 0.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (Call 04/01/25)(a)(b)	4,922	4,017,829
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	6,006	5,015,010
6.25%, 09/15/27 (Call 09/15/22)(a)	7,948	7,450,654
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	6,911	5,826,042
6.75%, 06/01/27 (Call 06/01/22)(b)	4,099	4,138,381
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	7,900	6,693,769
5.25%, 12/15/27 (Call 12/15/22)(a)(b)	5,563	5,191,670
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(a)(b)	5,225	4,663,313
6.00%, 06/01/25 (Call 03/01/25)	5,372	5,472,725
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)(b)	5,731	5,833,537
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	6,069	5,519,755
5.75%, 01/15/28 (Call 10/15/27)(a)(b)	5,521	5,404,292
5.88%, 06/15/27 (Call 03/15/27)(a)(b)	5,945	5,892,981
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(b)	4,096	4,156,042
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(a)(b)	5,845	5,533,228

		80,809,228

Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	10,136	8,412,880
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	9,813	8,520,755

		16,933,635

Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	6,082	5,253,753
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	5,140	4,417,830
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 06/30/23)(a)(b)	5,202	4,610,706
7.00%, 12/31/27 (Call 12/31/23)(a)(b)	6,384	5,065,932

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(a)(b)	$6,035	$5,001,808
5.75%, 07/15/25 (Call 05/31/22)(b)	4,264	4,299,652

		28,649,681

Housewares — 0.4%
Newell Brands Inc.
4.10%, 04/01/23 (Call 02/01/23)(b)	8,600	8,587,100
4.45%, 04/01/26 (Call 01/01/26)	24,177	23,959,407
4.88%, 06/01/25 (Call 05/01/25)(b)	3,712	3,756,565
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	6,421	5,281,272
4.38%, 02/01/32 (Call 08/01/26)	5,453	4,566,069
4.50%, 10/15/29 (Call 10/15/24)(b)	3,884	3,413,648

		49,564,061

Insurance — 1.1%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(a)(b)	7,649	6,673,752
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	7,051	6,160,811
7.00%, 11/15/25 (Call 05/31/22)(a)(b)	9,002	8,756,245
10.13%, 08/01/26 (Call 08/01/22)(a)(b)	4,686	4,879,688
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 10/15/23)(a)(b)	8,987	8,273,496
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	6,043	5,588,827
6.75%, 10/15/27 (Call 10/15/22)(a)(b)	15,620	14,739,991
AssuredPartners Inc.
5.63%, 01/15/29 (Call 12/15/23)(a)(b)	6,806	5,985,605
7.00%, 08/15/25 (Call 05/31/22)(a)(b)	5,901	5,819,330
Enstar Finance LLC, 5.50%, 01/15/42 (Call 01/15/27)(c)	6,200	5,754,386
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(a)(b)(c)	9,363	8,465,750
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/31/22)(a)(b)	5,603	5,533,635
HUB International Ltd.
5.63%, 12/01/29 (Call 12/01/24)(a)(b)	6,579	6,030,627
7.00%, 05/01/26 (Call 05/10/22)(a)	21,044	20,830,824
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(c)	4,816	4,353,905
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	10,010	7,532,425
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	4,575	4,453,191
4.88%, 03/15/27 (Call 09/15/26)(b)	5,827	5,575,954
6.63%, 03/15/25 (Call 09/15/24)(b)	5,249	5,340,285

		140,748,727

Internet — 1.4%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(a)(b)	10,329	9,184,994
6.13%, 12/01/28 (Call 12/01/23)(a)(b)	6,624	5,725,344
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(a)(b)	9,050	8,043,187
5.25%, 12/01/27 (Call 06/01/22)(a)(b)	6,895	6,805,120
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	6,040	5,028,300
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	5,612	4,994,213
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	6,900	6,443,220
5.00%, 12/15/27 (Call 12/15/22)(a)(b)	5,150	4,998,504
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 05/10/22)(a)(b)	12,381	12,369,213

Security	Par (000)	Value

Internet (continued)
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)(b)	$9,111	$8,502,385
Rakuten Group Inc.
5.13%, (Call 04/22/26)(a)(b)(c)(d)	6,957	6,397,024
6.25%, (Call 04/22/31)(a)(b)(c)(d)	12,459	11,771,961
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)(b)	9,302	9,121,774
5.00%, 03/01/30 (Call 12/01/29)(a)	11,013	11,260,792
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	17,147	14,768,025
6.25%, 01/15/28 (Call 09/15/23)(a)(b)	6,325	6,261,750
7.50%, 05/15/25 (Call 05/31/22)(a)	10,874	11,227,514
7.50%, 09/15/27 (Call 09/15/22)(a)(b)	14,472	14,891,254
8.00%, 11/01/26 (Call 05/31/22)(a)(b)	17,740	18,582,650

		176,377,224

Iron & Steel — 0.4%
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	6,503	6,069,602
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	5,880	5,461,890
5.88%, 06/01/27 (Call 06/01/22)(b)	6,279	6,264,401
6.75%, 03/15/26 (Call 05/31/22)(a)(b)	9,589	10,044,478
Mineral Resources Ltd.
8.00%, 11/01/27(a)	3,055	3,046,981
8.50%, 05/01/30(a)	4,405	4,360,950
United States Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(b)	9,627	9,793,836

		45,042,138

Leisure Time — 0.7%
Life Time Inc.
5.75%, 01/15/26 (Call 01/15/23)(a)(b)	10,011	9,686,250
8.00%, 04/15/26 (Call 02/01/23)(a)(b)	5,787	5,642,904
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 05/10/22)(a)(b)	6,197	5,763,210
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	18,490	17,081,986
5.88%, 02/15/27 (Call 02/15/24)(a)	11,400	10,868,988
7.75%, 02/15/29 (Call 11/15/28)(a)	7,665	7,453,683
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(a)(b)	6,303	5,643,286
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)(b)	10,124	8,583,886
7.00%, 02/15/29 (Call 02/15/24)(a)(b)	5,774	5,109,413
13.00%, 05/15/25 (Call 05/16/22)(a)	8,300	9,083,520
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)(b)	8,029	7,246,975

		92,164,101

Lodging — 2.7%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(b)	12,542	11,789,480
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	10,024	9,071,720
8.63%, 06/01/25 (Call 06/01/22)(a)	516	538,575
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)	18,213	15,435,517
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	9,704	8,806,380
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	12,729	11,296,987
4.88%, 01/15/30 (Call 01/15/25)(b)	12,048	11,641,380
5.38%, 05/01/25 (Call 05/10/22)(a)(b)	6,071	6,170,328
5.75%, 05/01/28 (Call 05/01/23)(a)(b)	6,213	6,306,195
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	6,063	5,296,091
5.00%, 06/01/29 (Call 06/01/24)(a)(b)	9,865	8,833,491

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 05/16/22)	$6,733	$6,698,250
Marriott Ownership Resorts Inc., 4.50%, 06/15/29 (Call 06/15/24)(a)(b)	5,794	5,129,100
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 05/30/22)(a)(b)	10,682	9,543,192
5.25%, 04/26/26 (Call 05/30/22)(a)(b)	5,052	4,419,111
5.38%, 12/04/29 (Call 12/04/24)(a)(b)	15,005	12,056,183
5.63%, 07/17/27 (Call 07/17/22)(a)(b)	6,793	5,785,154
5.75%, 07/21/28 (Call 07/21/23)(a)(b)	10,117	8,436,111
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 02/01/24)(a)(b)	7,601	6,384,840
5.25%, 06/18/25 (Call 06/18/22)(a)(b)	6,055	5,447,800
5.38%, 05/15/24 (Call 05/10/22)(a)(b)	8,403	7,853,749
5.88%, 05/15/26 (Call 05/15/22)(a)(b)	8,252	7,303,745
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	5,609	5,287,548
4.75%, 10/15/28 (Call 07/15/28)(b)	8,491	7,779,879
5.50%, 04/15/27 (Call 01/15/27)(b)	8,042	7,778,315
5.75%, 06/15/25 (Call 03/15/25)(b)	6,062	5,989,408
6.00%, 03/15/23	4,255	4,305,571
6.75%, 05/01/25 (Call 05/31/22)(b)	8,229	8,436,823
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)(b)	8,167	7,355,956
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	5,529	4,631,090
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 01/15/24)(a)	13,019	8,892,791
6.00%, 07/15/25 (Call 07/15/22)(a)(b)	5,478	4,656,171
6.50%, 01/15/28 (Call 07/15/23)(a)(b)	5,428	4,218,031
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	8,344	7,447,020
6.00%, 04/01/27 (Call 01/01/27)	3,891	3,897,566
6.63%, 07/31/26 (Call 04/30/26)(a)(b)	8,028	8,228,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	1,923	1,888,986
5.25%, 05/15/27 (Call 02/15/27)(a)(b)	10,904	10,045,310
5.50%, 03/01/25 (Call 12/01/24)(a)	21,906	21,168,644
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 05/10/22)(a)(b)	6,102	5,453,728
5.13%, 12/15/29 (Call 12/15/24)(a)(b)	12,460	9,831,874
5.50%, 01/15/26 (Call 06/15/22)(a)(b)	11,572	10,002,939
5.50%, 10/01/27 (Call 10/01/22)(a)(b)	8,797	7,127,036
5.63%, 08/26/28 (Call 08/26/23)(a)(b)	15,861	12,705,021

		341,371,786

Machinery — 0.2%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 05/30/22)(a)(b)	7,960	7,743,753
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	4,655	4,443,198
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)(b)	18,638	17,415,347

		29,602,298

Manufacturing — 0.2%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 05/31/22)(a)(b)	5,580	5,487,540
12.25%, 11/15/26 (Call 11/15/22)(a)(b)	8,135	8,626,354
Hillenbrand Inc., 5.75%, 06/15/25 (Call 06/15/22)(b)	4,470	4,526,112

		18,640,006

Security	Par (000)	Value

Media — 9.6%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	$13,958	$11,651,161
5.75%, 08/15/29 (Call 08/15/24)(a)	24,322	20,450,910
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	13,275	11,575,004
4.75%, 08/01/25 (Call 05/31/22)(b)	7,923	7,650,647
5.00%, 04/01/24 (Call 05/31/22)(b)	4,229	4,186,710
Audacy Capital Corp.
6.50%, 05/01/27 (Call 05/16/22)(a)(b)	5,820	5,005,200
6.75%, 03/31/29 (Call 03/31/24)(a)(b)	6,527	5,653,035
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	37,772	31,906,008
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	23,960	19,008,865
4.50%, 08/15/30 (Call 02/15/25)(a)	32,524	28,377,190
4.50%, 05/01/32 (Call 05/01/26)(b)	35,310	29,770,744
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	20,879	17,133,829
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	36,360	32,442,937
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	15,135	13,002,721
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	29,770	28,355,925
5.13%, 05/01/27 (Call 05/31/22)(a)(b)	39,705	38,654,009
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	18,619	17,611,537
5.50%, 05/01/26 (Call 05/31/22)(a)(b)	9,739	9,763,348
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	11,872	9,260,160
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	13,088	10,813,960
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	18,889	15,559,814
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	27,411	20,969,415
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	5,377	4,137,638
5.25%, 06/01/24(b)	7,434	7,276,028
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	12,225	11,247,000
5.50%, 04/15/27 (Call 05/31/22)(a)(b)	16,143	15,584,936
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	26,882	22,063,401
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	21,373	20,307,342
7.50%, 04/01/28 (Call 04/01/23)(a)(b)	11,877	10,956,533
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)(b)	41,025	14,981,510
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	20,264	4,284,620
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	45,508	42,891,290
DISH DBS Corp.
5.00%, 03/15/23(b)	744	736,441
5.25%, 12/01/26 (Call 06/01/26)(a)	33,170	30,372,110
5.75%, 12/01/28 (Call 12/01/27)(a)	30,654	27,496,025
5.88%, 11/15/24(b)	22,656	21,933,575
7.38%, 07/01/28 (Call 07/01/23)(b)	12,623	11,116,373
7.75%, 07/01/26(b)	24,197	22,790,670
5.13%, 06/01/29(b)	17,839	13,816,306
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(a)(b)	15,985	13,779,869
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	9,980	8,682,600
5.88%, 07/15/26 (Call 05/31/22)(a)(b)	7,175	7,209,081
7.00%, 05/15/27 (Call 05/15/22)(a)(b)	7,442	7,670,565
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	6,622	5,985,736
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	9,192	8,625,926
6.38%, 05/01/26 (Call 05/16/22)(b)	8,714	8,739,788
8.38%, 05/01/27 (Call 05/16/22)(b)	16,782	16,614,606

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	$9,524	$8,643,220
6.75%, 10/15/27 (Call 10/15/22)(a)	14,098	14,035,828
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)(b)	11,029	9,843,383
8.00%, 08/01/29 (Call 08/01/24)(a)	8,982	8,038,890
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	11,665	10,498,500
5.13%, 02/15/32 (Call 02/15/27)(a)	6,603	6,352,911
Nexstar Media Inc.
4.75%, 11/01/28 (Call 11/01/23)(a)(b)	12,684	11,513,901
5.63%, 07/15/27 (Call 07/15/22)(a)	21,791	21,197,631
Paramount Global
6.25%, 02/28/57 (Call 02/28/27)(b)(c)	6,546	6,301,671
6.38%, 03/30/62 (Call 03/30/27)(c)	12,495	12,120,150
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 09/15/23)(a)(b)	11,457	10,540,440
6.50%, 09/15/28 (Call 09/15/23)(a)(b)	12,032	10,536,422
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(a)(b)	6,141	5,454,927
5.38%, 01/15/31 (Call 01/15/26)(a)(b)	6,374	5,656,925
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	6,237	5,956,335
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	9,372	7,758,891
5.13%, 02/15/27 (Call 05/16/22)(a)	4,783	4,179,146
5.50%, 03/01/30 (Call 12/01/24)(a)	5,846	4,781,085
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(a)(b)	10,756	9,866,094
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	18,424	15,568,280
4.00%, 07/15/28 (Call 07/15/24)(a)	24,663	22,283,020
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	18,205	15,964,269
5.00%, 08/01/27 (Call 08/01/22)(a)(b)	16,179	15,560,153
5.50%, 07/01/29 (Call 07/01/24)(a)(b)	15,582	14,997,675
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(b)	12,106	11,665,327
4.75%, 03/15/26 (Call 03/15/23)(a)(b)	6,793	6,736,097
5.00%, 09/15/29 (Call 09/15/24)(b)	13,006	12,564,879
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	12,200	11,580,850
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(a)(b)	13,240	11,882,900
5.13%, 02/15/25 (Call 05/10/22)(a)(b)	15,875	15,647,591
6.63%, 06/01/27 (Call 06/01/23)(a)(b)	18,171	18,204,811
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(a)	14,724	12,938,715
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	7,289	6,890,838
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(a)	5,887	5,142,942
5.13%, 04/15/27 (Call 05/30/22)(a)(b)	7,541	7,390,180
5.38%, 06/15/24 (Call 03/15/24)(a)(b)	8,261	8,370,229
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)(b)	11,355	9,920,800
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	11,360	9,815,040
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	16,508	15,402,978
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	5,925	5,382,626
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(a)	18,356	15,839,576

Security	Par (000)	Value

Media (continued)
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	$6,683	$5,797,503
6.00%, 01/15/27 (Call 05/30/22)(a)(b)	4,715	4,609,227
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	11,457	10,153,766

		1,211,689,720

Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(a)(b)	6,168	5,772,323
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	10,729	10,675,355
6.13%, 05/15/28 (Call 05/15/23)(a)(b)	5,066	5,125,652
Arconic Corp.
6.00%, 05/15/25 (Call 05/31/22)(a)(b)	7,452	7,496,041
6.13%, 02/15/28 (Call 02/15/23)(a)(b)	11,835	11,465,156
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(a)(b)	7,098	6,139,770
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	18,593	16,477,488
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	7,387	7,042,950
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	8,772	8,874,430
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	9,165	9,096,263
6.13%, 04/15/32 (Call 01/15/32)(a)	10,475	10,390,991
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	6,797	5,860,783
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	6,129	5,583,519
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(a)	10,654	9,718,344
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	9,030	7,703,493
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	18,990	17,394,048

		144,816,606

Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)(b)	5,147	4,757,115
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	9,796	9,404,160
5.50%, 08/15/28 (Call 07/15/28)(a)(b)	8,869	7,982,100

		22,143,375

Oil & Gas — 6.3%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	6,092	5,947,315
7.63%, 02/01/29 (Call 02/01/24)(a)(b)	7,778	8,226,431
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(b)	6,033	5,607,070
4.38%, 10/15/28 (Call 07/15/28)	1,300	1,217,017
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	4,161	4,013,916
7.00%, 11/01/26 (Call 05/31/22)(a)(b)	7,042	7,097,773
Callon Petroleum Co.
6.13%, 10/01/24 (Call 05/31/22)	5,267	5,201,163
8.00%, 08/01/28 (Call 08/01/24)(a)(b)	8,450	8,699,275
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/25 (Call 05/31/22)(a)	6,804	6,867,958
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	6,184	6,127,262
5.88%, 02/01/29 (Call 02/05/24)(a)(b)	5,739	5,667,263
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	10,802	10,869,512
Citgo Holding Inc., 9.25%, 08/01/24 (Call 05/31/22)(a)(b)	15,912	15,812,550
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 06/15/23)(a)(b)	7,506	7,449,705
7.00%, 06/15/25 (Call 06/15/22)(a)(b)	13,086	12,997,512

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	$6,699	$6,615,262
7.25%, 03/14/27 (Call 05/31/22)(a)	7,611	7,780,193
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(a)(b)	8,228	8,140,372
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	11,345	10,905,381
6.75%, 03/01/29 (Call 03/01/24)(a)(b)	15,211	15,381,059
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(a)(b)	4,946	4,843,843
5.63%, 10/15/25 (Call 05/31/22)(a)(b)	12,699	12,699,000
CVR Energy Inc.
5.25%, 02/15/25 (Call 05/16/22)(a)(b)	8,743	8,425,192
5.75%, 02/15/28 (Call 02/15/23)(a)(b)	4,404	4,117,740
Endeavor Energy Resources LP/EER Finance Inc.
5.75%, 01/30/28 (Call 01/30/23)(a)(b)	11,986	12,028,311
6.63%, 07/15/25 (Call 07/15/22)(a)(b)	6,218	6,388,995
Energean Israel Finance Ltd.
4.50%, 03/30/24 (Call 12/30/23)(a)(e)	8,831	8,583,732
4.88%, 03/30/26 (Call 12/30/25)(a)(e)	6,393	5,940,695
5.38%, 03/30/28 (Call 09/30/27)(a)(e)	6,735	6,170,944
5.88%, 03/30/31 (Call 09/30/30)(a)(e)	7,511	6,749,760
EQT Corp.
3.13%, 05/15/26 (Call 05/15/23)(a)	119	112,329
3.90%, 10/01/27 (Call 07/01/27)(b)	3,718	3,560,691
6.63%, 02/01/25 (Call 01/01/25)	3,407	3,546,108
7.50%, 02/01/30 (Call 11/01/29)(b)	824	912,654
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(a)(b)	6,026	5,889,474
6.00%, 04/15/30(a)	6,555	6,468,966
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	7,357	7,110,393
6.25%, 11/01/28 (Call 11/01/23)(a)(b)	6,458	6,402,461
6.25%, 04/15/32(a)	6,530	6,374,913
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(a)(b)	4,849	4,744,595
9.50%, 01/15/25 (Call 05/31/22)(b)	7,377	7,579,867
Leviathan Bond Ltd.
5.75%, 06/30/23 (Call 03/30/23)(a)(e)	5,539	5,515,219
6.13%, 06/30/25 (Call 03/30/25)(a)(e)	7,940	7,873,568
6.50%, 06/30/27 (Call 12/30/26)(a)(e)	5,983	5,911,204
6.75%, 06/30/30 (Call 12/30/29)(a)(e)	6,016	5,903,501
Matador Resources Co., 5.88%, 09/15/26 (Call 05/16/22)(b)	11,735	11,478,708
MEG Energy Corp.
5.88%, 02/01/29 (Call 02/01/24)(a)(b)	8,173	7,999,324
7.13%, 02/01/27 (Call 02/01/23)(a)(b)	13,384	13,591,452
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 05/31/22)(a)(b)	8,375	7,679,875
10.50%, 05/15/27 (Call 05/31/22)(a)	5,721	5,591,801
Murphy Oil Corp.
5.75%, 08/15/25 (Call 05/31/22)(b)	6,058	6,066,243
5.88%, 12/01/27 (Call 12/01/22)(b)	7,213	7,120,661
6.38%, 07/15/28 (Call 07/15/24)	5,259	5,352,032
6.88%, 08/15/24 (Call 05/31/22)(b)	790	790,427
Nabors Industries Inc.
5.75%, 02/01/25 (Call 11/01/24)(b)	7,363	7,037,924
7.38%, 05/15/27 (Call 05/15/24)(a)	9,332	9,522,186
Nabors Industries Ltd., 7.25%, 01/15/26 (Call 07/15/22)(a)(b)	6,040	5,889,000

Security	Par (000)	Value

Oil & Gas (continued)
Occidental Petroleum Corp.
3.00%, 02/15/27 (Call 11/15/26)(b)	$8,131	$7,580,242
3.20%, 08/15/26 (Call 06/15/26)	8,922	8,405,538
3.40%, 04/15/26 (Call 01/15/26)	10,252	9,765,030
3.50%, 08/15/29 (Call 05/15/29)(b)	11,306	10,556,977
5.50%, 12/01/25 (Call 09/01/25)	9,943	10,112,031
5.55%, 03/15/26 (Call 12/15/25)	13,649	13,990,225
5.88%, 09/01/25 (Call 06/01/25)(b)	10,920	11,228,708
6.13%, 01/01/31 (Call 07/01/30)(b)	14,839	15,618,047
6.38%, 09/01/28 (Call 03/01/28)	7,027	7,385,377
6.63%, 09/01/30 (Call 03/01/30)(b)	17,720	19,204,050
6.95%, 07/01/24	7,720	8,096,672
7.50%, 05/01/31	10,140	11,583,936
7.88%, 09/15/31	6,062	7,080,937
8.00%, 07/15/25 (Call 04/15/25)	6,445	6,969,462
8.50%, 07/15/27 (Call 01/15/27)	7,731	8,734,956
8.88%, 07/15/30 (Call 01/15/30)	10,609	12,730,800
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	10,306	9,030,632
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	10,305	8,982,000
5.88%, 07/15/27 (Call 07/15/22)(a)	5,539	5,350,476
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)	9,688	8,525,440
7.25%, 06/15/25 (Call 05/31/22)	8,121	7,820,929
9.25%, 05/15/25 (Call 05/31/22)(a)	16,361	16,961,285
Puma International Financing SA
5.00%, 01/24/26 (Call 05/10/22)(a)	9,030	8,435,926
5.13%, 10/06/24 (Call 05/10/22)(a)	7,421	7,096,238
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	4,885	4,654,281
4.88%, 05/15/25 (Call 02/15/25)(b)	8,668	8,590,776
5.00%, 08/15/22 (Call 05/15/22)	3,123	3,127,947
5.00%, 03/15/23 (Call 12/15/22)	412	413,030
8.25%, 01/15/29 (Call 01/15/24)	6,705	7,150,212
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	5,243	5,168,462
6.63%, 01/15/27 (Call 05/31/22)(b)	3,955	3,935,225
6.75%, 09/15/26 (Call 05/31/22)	4,398	4,375,834
10.00%, 01/15/25 (Call 06/17/22)(a)	5,614	6,080,243
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)(b)	12,997	12,282,425
5.38%, 02/01/29 (Call 02/01/24)(b)	8,538	8,387,162
5.38%, 03/15/30 (Call 03/15/25)(b)	14,780	14,613,725
5.95%, 01/23/25 (Call 10/23/24)(b)	1,799	1,823,736
7.75%, 10/01/27 (Call 10/01/22)(b)	4,075	4,249,206
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)(b)	10,884	9,776,009
4.50%, 04/30/30 (Call 04/30/25)(a)(b)	9,437	8,481,504
5.88%, 03/15/28 (Call 03/15/23)(b)	4,229	4,187,635
6.00%, 04/15/27 (Call 05/31/22)(b)	6,121	6,151,605
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 05/30/22)(a)	3,355	3,204,598
Transocean Inc.
7.25%, 11/01/25 (Call 05/10/22)(a)	5,476	4,531,390
7.50%, 01/15/26 (Call 05/10/22)(a)(b)	7,708	6,272,385
8.00%, 02/01/27 (Call 02/01/23)(a)	7,071	5,545,785
11.50%, 01/30/27 (Call 07/30/23)(a)(b)	7,788	7,749,060
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 05/30/22)(a)	1,578	1,555,459

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 05/30/22)(a)(b)	$4,937	$4,757,913
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/30/22)(a)	743	721,625

		791,630,923

Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)(b)	9,866	9,555,221
6.88%, 04/01/27 (Call 05/31/22)(a)(b)	4,985	4,949,274
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26 (Call 05/31/22)	9,195	9,003,438
6.88%, 09/01/27 (Call 09/01/22)(b)	8,151	7,961,475
Weatherford International Ltd.
6.50%, 09/15/28 (Call 09/15/24)(a)(b)	2,978	3,007,780
8.63%, 04/30/30 (Call 10/30/24)(a)(b)	20,045	19,848,559
11.00%, 12/01/24 (Call 05/31/22)(a)(b)	675	697,950

		55,023,697

Packaging & Containers — 2.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(a)	6,358	5,558,935
4.00%, 09/01/29 (Call 05/15/24)(a)(b)	12,737	10,827,940
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)(b)	15,614	14,458,025
5.25%, 04/30/25 (Call 05/30/22)(a)(b)	5,886	5,823,608
5.25%, 08/15/27 (Call 08/15/22)(a)(b)	21,456	18,431,777
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	14,012	11,718,987
3.13%, 09/15/31 (Call 06/15/31)(b)	10,556	8,853,845
4.00%, 11/15/23(b)	10,779	10,752,053
4.88%, 03/15/26 (Call 12/15/25)(b)	10,717	10,742,566
5.25%, 07/01/25(b)	11,628	11,923,351
Berry Global Inc.
4.50%, 02/15/26 (Call 05/31/22)(a)(b)	811	793,226
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	5,440	5,405,891
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	5,045	5,032,514
8.75%, 04/15/30 (Call 04/15/25)(a)	15,940	14,566,291
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(a)(b)	7,675	7,607,844
Crown Americas LLC / Crown Americas Capital Corp VI, 4.25%, 09/30/26 (Call 03/31/26)(b)	2,852	2,765,995
Duke Energy Carolinas LLC, 4.75%, 02/01/26 (Call 05/31/22)(b)	7,254	7,193,502
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,072	5,501,422
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	4,047	3,556,301
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)(b)	5,746	5,250,048
6.75%, 07/15/26 (Call 07/15/22)(a)(b)	7,913	7,596,480
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	5,564	4,566,852
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	8,124	7,835,852
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 05/31/22)(a)(b)	17,817	17,393,846
7.25%, 04/15/25 (Call 05/31/22)(a)(b)	16,872	15,986,220
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(a)(b)	4,775	4,207,571

Security	Par (000)	Value

Packaging & Containers (continued)
Owens-Brockway Glass Container Inc.
5.88%, 08/15/23(a)(b)	$4,504	$4,561,561
6.63%, 05/13/27 (Call 05/15/23)(a)(b)	7,576	7,509,508
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Gro, 4.00%, 10/15/27 (Call 10/15/23)(a)(b)	12,003	10,532,633
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(a)	6,323	5,502,956
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	5,393	5,083,857
5.00%, 04/15/29(a)	3,711	3,683,168
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	6,938	7,065,919
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	3,921	4,019,025
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)(b)	6,591	6,180,710
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	12,467	12,046,239
8.50%, 08/15/27 (Call 08/15/22)(a)(b)	7,755	7,618,642

		298,155,160

Pharmaceuticals — 4.1%
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(a)(b)	6,316	5,368,249
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	7,312	6,288,320
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)(b)	21,791	20,601,865
9.25%, 04/01/26 (Call 05/31/22)(a)(b)	16,946	16,818,905
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(a)(b)	20,755	18,302,450
5.00%, 01/30/28 (Call 01/30/23)(a)	14,566	10,736,162
5.00%, 02/15/29 (Call 02/15/24)(a)(b)	12,034	8,421,995
5.25%, 01/30/30 (Call 01/30/25)(a)	15,005	10,393,713
5.25%, 02/15/31 (Call 02/15/26)(a)	12,668	8,804,260
5.50%, 11/01/25 (Call 05/30/22)(a)	19,658	19,019,115
5.75%, 08/15/27 (Call 08/15/22)(a)	4,438	4,149,530
6.13%, 04/15/25 (Call 05/16/22)(a)	36,104	36,210,146
6.13%, 02/01/27 (Call 02/01/24)(a)	11,936	11,473,480
6.25%, 02/15/29 (Call 02/15/24)(a)	17,978	13,078,995
7.00%, 01/15/28 (Call 01/15/23)(a)	7,583	6,238,989
7.25%, 05/30/29 (Call 05/30/24)(a)(b)	8,295	6,264,467
9.00%, 12/15/25 (Call 05/30/22)(a)(b)	22,809	22,866,022
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)(b)	7,572	7,818,090
Endo Dac/Endo Finance LLC/Endo Finco Inc.
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	13,823	6,006,344
9.50%, 07/31/27 (Call 07/31/23)(a)(b)	12,080	9,482,800
Endo Luxembourg Finance Co. I Sarl/Endo U.S. Inc., 6.13%, 04/01/29 (Call 04/01/24)(a)(b)	15,368	13,370,160
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)(b)	7,328	7,208,920
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(a)(b)	7,097	5,695,343
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(a)(b)	16,764	15,409,678
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(a)(b)	24,652	22,864,730
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	23,859	21,465,544
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(a)(b)	3,522	3,149,549
6.63%, 04/01/30 (Call 04/01/25)(a)	8,230	8,034,538

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 05/31/22)(a)(b)	$24,636	$22,461,873
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)(b)	6,860	6,719,237
3.90%, 06/15/30 (Call 03/15/30)(b)	8,474	7,608,844
4.38%, 03/15/26 (Call 12/15/25)	8,131	7,842,327
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	6,984	5,932,698
5.13%, 01/15/28 (Call 01/15/23)(a)(b)	5,442	5,198,865
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	15,749	15,293,066
3.15%, 10/01/26(b)	42,460	36,430,680
4.75%, 05/09/27 (Call 02/09/27)	11,782	10,780,530
5.13%, 05/09/29 (Call 02/09/29)(b)	12,086	10,917,836
6.00%, 04/15/24 (Call 01/15/24)(b)	14,052	14,040,879
6.75%, 03/01/28 (Call 12/01/27)(b)	14,543	14,754,782
7.13%, 01/31/25 (Call 10/31/24)(b)	12,843	13,040,929

		516,564,905

Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(a)(b)	9,391	8,817,885
5.75%, 03/01/27 (Call 05/16/22)(a)(b)	7,675	7,483,106
5.75%, 01/15/28 (Call 01/15/23)(a)(b)	8,535	8,248,544
7.88%, 05/15/26 (Call 05/15/23)(a)	5,257	5,499,119
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)(b)	8,514	8,014,335
4.13%, 03/01/25 (Call 02/01/25)(a)(b)	6,722	6,431,274
4.13%, 12/01/27 (Call 09/01/27)(b)	4,297	3,925,310
4.15%, 07/01/23 (Call 04/01/23)(b)	2,466	2,445,127
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	6,174	5,627,087
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)(b)	24,232	23,431,132
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)(a)	14,466	12,272,159
4.00%, 03/01/31 (Call 03/01/26)(b)	16,845	15,277,825
4.50%, 10/01/29 (Call 10/01/24)(b)	19,375	18,551,562
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(a)(b)	16,968	15,546,930
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/16/22)(a)(b)	7,290	7,076,768
5.75%, 04/01/25 (Call 05/31/22)(b)	5,695	5,627,059
6.00%, 02/01/29 (Call 02/01/24)(a)(b)	8,659	8,416,288
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)(b)	4,862	4,123,381
5.13%, 05/15/29 (Call 02/15/29)(b)	8,117	7,985,099
5.38%, 07/15/25 (Call 04/15/25)(b)	11,019	11,019,826
5.63%, 07/15/27 (Call 04/15/27)	6,631	6,710,307
5.85%, 05/21/43 (Call 05/21/23)(a)(b)(c)	5,845	5,304,338
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	13,439	12,263,087
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	12,178	10,929,755
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	8,663	8,390,837
4.40%, 04/01/24 (Call 01/01/24)	5,563	5,500,416
4.85%, 07/15/26 (Call 04/15/26)(b)	6,739	6,571,969
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)(b)	6,825	6,599,570
4.13%, 12/01/26 (Call 09/01/26)	5,494	5,078,811

Security	Par (000)	Value

Pipelines (continued)
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	$10,165	$9,099,581
4.75%, 07/15/23 (Call 06/15/23)(b)	3,088	3,073,332
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	13,667	12,197,797
5.50%, 07/15/28 (Call 04/15/28)	10,899	10,408,545
6.00%, 07/01/25 (Call 04/01/25)(a)	8,292	8,214,967
6.50%, 07/01/27 (Call 01/01/27)(a)(b)	11,063	11,118,661
Genesis Energy LP/Genesis Energy Finance Corp.
6.50%, 10/01/25 (Call 05/31/22)(b)	6,193	5,869,932
7.75%, 02/01/28 (Call 02/01/23)(b)	8,639	8,315,038
8.00%, 01/15/27 (Call 01/15/24)	12,381	12,145,141
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)(b)	8,821	8,056,408
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	6,852	6,646,704
5.50%, 10/15/30 (Call 10/15/25)(a)(b)	5,250	5,171,250
5.63%, 02/15/26 (Call 05/31/22)(a)(b)	11,557	11,557,619
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(a)	15,088	13,352,880
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(a)(b)	17,646	17,094,562
6.75%, 09/15/25 (Call 09/15/22)(a)	15,467	15,130,593
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26 (Call 02/01/23)(a)	24,433	23,027,858
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 05/31/22)	5,842	5,430,556
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	6,741	6,458,889
5.75%, 10/01/25 (Call 07/01/25)(b)	7,023	6,966,275
6.00%, 06/01/26 (Call 03/01/26)(b)	6,248	6,212,005
6.38%, 10/01/30 (Call 04/01/30)(b)	7,370	7,259,450
Oasis Midstream Partners LP/OMP Finance Corp., 8.00%, 04/01/29 (Call 04/01/24)(a)(b)	5,810	6,016,546
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	5,376	5,106,017
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	6,788	6,352,932
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	9,317	8,699,749
6.00%, 03/01/27 (Call 03/01/23)(a)(b)	5,520	5,302,650
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	8,658	7,949,126
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	6,283	5,686,508
7.50%, 10/01/25 (Call 10/01/22)(a)(b)	5,137	5,217,182
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	533	512,346
5.00%, 01/15/28 (Call 01/15/23)	138	135,585
5.50%, 03/01/30 (Call 03/01/25)	726	719,648
6.50%, 07/15/27 (Call 07/15/22)	565	582,029
6.88%, 01/15/29 (Call 01/15/24)	372	391,824
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	15,519	13,515,652
3.88%, 08/15/29 (Call 02/15/29)(a)(b)	14,637	13,329,184
4.13%, 08/15/31 (Call 02/15/31)(a)	15,099	13,701,760
Western Midstream Operating LP
3.60%, 02/01/25 (Call 01/01/25)	7,766	7,421,850
3.95%, 06/01/25 (Call 03/01/25)(b)	574	557,102
4.50%, 03/01/28 (Call 12/01/27)	4,042	3,860,312
4.55%, 02/01/30 (Call 11/01/29)(b)	14,175	13,071,051
4.65%, 07/01/26 (Call 04/01/26)	7,783	7,621,016
4.75%, 08/15/28 (Call 05/15/28)(b)	4,904	4,760,967

		596,487,985

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate — 0.6%
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(a)(b)	$7,901	$7,102,209
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,727	6,862,890
5.38%, 08/01/28 (Call 08/01/23)(a)(b)	9,217	8,939,531
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)(b)	6,351	5,858,289
4.75%, 02/01/30 (Call 09/01/24)(b)	6,988	6,300,701
5.00%, 03/01/31 (Call 03/01/26)(b)	7,836	7,095,192
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)(b)	2,521	2,508,549
5.25%, 04/15/30 (Call 04/15/25)(a)	11,924	9,646,278
5.75%, 01/15/29 (Call 01/15/24)(a)(b)	11,235	9,432,007
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	8,160	6,902,136
WeWork Companies LLC/WW Co-Obligor Inc., 5.00%, 07/10/25 (Call 04/10/25)(a)(b)	6,640	5,334,133

		75,981,915

Real Estate Investment Trusts — 4.1%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(a)(b)	8,781	7,951,822
5.75%, 05/15/26 (Call 05/15/22)(a)(b)	11,339	10,998,830
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)(b)	5,798	4,482,821
4.75%, 02/15/28 (Call 08/15/27)(b)	6,535	5,579,256
9.75%, 06/15/25 (Call 06/15/22)	10,647	11,152,732
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	11,162	10,236,149
6.00%, 04/15/25 (Call 05/31/22)(a)(b)	5,729	5,818,332
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)	13,822	11,878,627
4.88%, 09/15/27 (Call 09/15/22)(a)(b)	12,435	11,847,807
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	11,598	10,630,727
5.00%, 07/15/28 (Call 07/15/23)(a)(b)	5,683	5,369,469
5.25%, 03/15/28 (Call 12/27/22)(a)(b)	9,762	9,312,983
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	16,389	14,995,935
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	7,011	6,349,068
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(a)(b)	9,392	8,264,960
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)(b)	5,630	5,376,650
4.75%, 10/01/24 (Call 07/01/24)(b)	10,892	10,592,470
5.50%, 02/15/26 (Call 08/15/22)(b)	4,535	4,408,277
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)(b)	7,925	7,264,768
4.75%, 06/15/29 (Call 06/15/24)(a)(b)	7,825	7,013,266
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	15,790	13,441,237
4.63%, 08/01/29 (Call 08/01/24)(b)	11,413	10,488,661
5.00%, 10/15/27 (Call 10/15/22)(b)	16,198	15,549,432
5.25%, 08/01/26 (Call 05/31/22)(b)	5,438	5,438,000
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(a)(b)	10,662	9,769,361
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	8,143	7,895,290
7.50%, 06/01/25 (Call 06/01/22)(a)(b)	6,841	7,077,630
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 02/15/24)(a)(b)	6,776	6,114,324
4.75%, 10/15/27 (Call 10/15/22)	8,691	8,093,059

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(a)(b)	$5,166	$4,821,170
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	6,536	5,829,736
SBA Communications Corp.
3.13%, 02/01/29 (Call 02/01/24)	17,003	14,584,323
3.88%, 02/15/27 (Call 02/15/23)(b)	18,233	17,306,764
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	5,484	4,346,070
4.35%, 10/01/24 (Call 09/01/24)	8,924	8,258,270
4.38%, 02/15/30 (Call 08/15/29)(b)	5,173	3,957,345
4.50%, 06/15/23 (Call 12/15/22)(b)	4,081	3,993,598
4.75%, 10/01/26 (Call 08/01/26)	5,720	4,934,930
4.95%, 02/15/27 (Call 08/15/26)(b)	5,651	4,864,098
4.95%, 10/01/29 (Call 07/01/29)	5,362	4,282,696
5.50%, 12/15/27 (Call 09/15/27)	4,762	4,333,420
7.50%, 09/15/25 (Call 06/15/25)	9,226	9,220,280
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	5,432	4,964,396
3.75%, 12/31/24 (Call 09/30/24)(a)(b)	3,015	2,898,818
4.38%, 01/15/27 (Call 07/15/26)(a)	6,030	5,630,512
4.75%, 03/15/25 (Call 09/15/24)(b)	5,832	5,741,101
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
6.00%, 01/15/30 (Call 01/15/25)(a)(b)	8,903	7,403,023
7.88%, 02/15/25 (Call 05/31/22)(a)	25,549	26,044,651
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(a)(b)	5,715	5,079,921
6.50%, 02/15/29 (Call 02/15/24)(a)(b)	14,228	12,271,650
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 05/31/22)(a)(b)	5,707	5,478,720
3.75%, 02/15/27 (Call 02/15/23)(a)(b)	6,506	5,999,833
3.88%, 02/15/29(a)	12,120	11,508,582
4.13%, 08/15/30 (Call 02/15/25)(a)	7,408	6,655,125
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	9,475	8,983,484
4.50%, 09/01/26(a)	6,067	6,032,418
4.63%, 06/15/25(a)	10,797	10,788,092
4.63%, 12/01/29 (Call 12/01/24)(a)(b)	7,680	7,185,869
5.63%, 05/01/24(a)	16,954	17,194,747
5.75%, 02/01/27(a)	11,265	11,650,883
XHR LP
4.88%, 06/01/29 (Call 06/01/24)(a)(b)	5,369	4,932,769
6.38%, 08/15/25 (Call 08/15/22)(a)(b)	6,569	6,632,604

		517,201,841

Retail — 4.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	9,144	8,075,295
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	20,023	18,393,128
4.00%, 10/15/30 (Call 10/15/25)(a)(b)	33,591	28,762,294
4.38%, 01/15/28 (Call 11/15/22)(a)(b)	9,570	8,743,220
5.75%, 04/15/25 (Call 05/30/22)(a)(b)	8,163	8,333,239
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(b)	4,442	4,129,594
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	8,885	7,989,281
4.75%, 03/01/30 (Call 03/01/25)(b)	5,465	4,880,928
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	7,676	6,817,631
Bath & Body Works Inc.
5.25%, 02/01/28(b)	5,407	5,219,332
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	12,806	12,765,008
7.50%, 06/15/29 (Call 06/15/24)(b)	6,369	6,575,993

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(a)(b)	$8,080	$5,908,500
5.50%, 04/15/27 (Call 04/15/24)(a)(b)	7,855	6,342,491
5.63%, 10/01/25 (Call 10/01/22)(a)(b)	5,760	4,996,800
5.88%, 10/01/28 (Call 10/01/23)(a)(b)	7,361	5,830,376
10.25%, 05/01/30(a)	12,600	12,190,500
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/10/22)(a)(b)	8,404	8,168,772
8.50%, 10/30/25 (Call 05/30/22)(a)(b)	9,138	9,134,558
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 04/01/23)(a)(b)	8,900	8,092,820
5.88%, 04/01/29 (Call 04/01/24)(a)	9,596	8,362,818
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	11,671	10,584,313
6.75%, 01/15/30 (Call 01/15/25)(a)	15,325	13,266,853
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(a)(b)	7,152	6,508,320
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	5,596	5,204,280
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	9,414	7,672,410
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	8,725	6,940,247
IRB Holding Corp., 7.00%, 06/15/25 (Call 06/15/22)(a)(b)	4,386	4,501,472
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 06/01/22)(a)(b)	7,021	7,003,448
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(a)(b)	9,817	8,010,279
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(a)	12,336	10,794,000
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(a)(b)	9,867	8,913,091
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	6,850	6,285,636
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	4,826	4,636,110
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(a)	4,001	3,798,549
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	6,065	5,685,938
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	4,985	4,591,808
Michaels Companies Inc (The)
5.25%, 05/01/28 (Call 11/01/23)(a)(b)	9,151	7,858,421
7.88%, 05/01/29 (Call 05/01/24)(a)(b)	15,457	12,200,762
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	5,089	4,469,283
4.75%, 09/15/29 (Call 09/15/24)(b)	6,900	6,545,685
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26 (Call 04/01/23)(a)(b)	13,056	13,023,360
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	5,361	4,583,655
4.38%, 04/01/30 (Call 01/01/30)(b)	6,208	5,403,754
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)(b)	7,865	7,611,213
3.75%, 06/15/29 (Call 06/15/24)(b)	4,716	4,032,180
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(a)(b)	13,574	12,623,820
7.75%, 02/15/29 (Call 02/15/24)(a)(b)	14,369	14,297,155
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	5,873	4,993,381
4.45%, 02/15/25 (Call 11/15/24)	8,333	8,093,426
4.75%, 02/15/27 (Call 11/15/26)(b)	6,677	5,975,848
4.85%, 04/01/24(b)	5,859	5,825,604

Security	Par (000)	Value

Retail (continued)
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)(b)	$7,066	$6,059,095
8.00%, 11/15/26 (Call 01/15/23)(a)(b)	10,237	8,552,502
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	7,880	6,737,400
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	6,389	5,446,623
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	7,521	6,865,846
6.00%, 12/01/29 (Call 12/01/24)(a)(b)	10,507	9,162,104
6.13%, 07/01/29 (Call 07/01/24)(a)(b)	5,113	4,499,440
Staples Inc.
7.50%, 04/15/26 (Call 05/31/22)(a)(b)	24,237	23,059,082
10.75%, 04/15/27 (Call 05/31/22)(a)(b)	12,312	10,899,198
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(a)(b)	7,894	7,176,853
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	10,354	8,890,550
4.63%, 01/31/32 (Call 10/01/26)(b)	12,968	11,780,348
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	7,802	7,428,250
5.38%, 04/01/32 (Call 04/01/27)(b)	13,775	13,137,906

		551,342,076

Software — 2.1%
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(a)(b)	11,277	10,431,225
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)(b)	5,537	5,573,914
5.00%, 10/15/24 (Call 07/15/24)(b)	5,782	5,946,700
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	7,179	7,235,714
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 05/10/22)(a)(b)	13,951	13,912,809
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	9,660	8,592,570
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	12,255	10,743,039
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)(b)	10,804	9,821,781
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	5,438	5,465,190
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(a)(b)	28,491	26,159,695
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	8,899	7,513,259
3.63%, 09/01/30 (Call 03/01/25)(a)(b)	11,071	9,742,480
3.63%, 11/01/31 (Call 11/01/26)(a)(b)	7,054	6,175,777
3.88%, 02/15/31 (Call 06/01/25)(a)(b)	11,839	10,690,735
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	11,544	10,606,050
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)(b)	10,555	9,590,278
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	10,404	9,233,550
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	11,009	9,801,909
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	8,082	7,021,238
PTC Inc.
3.63%, 02/15/25 (Call 05/31/22)(a)(b)	5,319	5,167,575
4.00%, 02/15/28 (Call 02/15/23)(a)(b)	6,266	5,796,050
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(a)(b)	7,120	6,141,000
5.38%, 12/01/28 (Call 12/01/23)(a)(b)	6,641	5,415,603
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(a)(b)	11,950	10,244,795
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 05/31/22)(a)(b)	23,775	23,329,219

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)(b)	$6,566	$5,786,288
3.88%, 03/15/31 (Call 03/15/26)(b)	6,063	5,184,168
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25 (Call 05/31/22)(a)(b)	20,902	18,419,888

		269,742,499

Telecommunications — 7.4%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	14,543	12,010,046
10.50%, 05/15/27 (Call 05/15/22)(a)	17,855	17,987,000
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(a)(b)	23,579	20,120,746
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(a)	5,728	4,846,783
5.13%, 07/15/29 (Call 04/15/24)(a)(b)	29,897	25,190,402
5.50%, 01/15/28 (Call 09/15/22)(a)(b)	14,273	12,587,359
8.13%, 02/01/27 (Call 05/10/22)(a)(b)	20,032	20,100,860
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)(b)	12,413	11,473,817
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(a)(b)(c)	6,227	5,812,525
4.88%, 11/23/81 (Call 08/23/31)(a)(b)(c)	6,201	5,727,244
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)	1,016	988,060
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)(b)	16,077	13,474,938
6.00%, 03/01/26 (Call 05/31/22)(a)(b)	17,369	16,370,698
7.13%, 07/01/28 (Call 07/01/23)(a)(b)	8,272	6,595,896
8.25%, 03/01/27 (Call 05/31/22)(a)	11,975	10,178,750
CommScope Technologies LLC
5.00%, 03/15/27 (Call 05/10/22)(a)(b)	9,061	7,112,885
6.00%, 06/15/25 (Call 05/10/22)(a)(b)	15,586	13,637,750
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	24,333	23,729,237
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(a)	4,707	3,834,793
6.50%, 10/01/28 (Call 10/01/23)(a)(b)	8,444	7,236,508
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(a)(b)	18,951	17,267,677
5.88%, 10/15/27 (Call 10/15/23)(a)(b)	13,567	12,977,966
5.88%, 11/01/29 (Call 11/01/24)(b)	9,416	8,180,150
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	11,604	10,109,985
6.75%, 05/01/29 (Call 05/01/24)(a)(b)	12,269	11,052,017
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,023	8,842,540
6.63%, 08/01/26(b)	8,855	8,847,667
Iliad Holding SAS
6.50%, 10/15/26 (Call 10/15/23)(a)	13,859	13,279,873
7.00%, 10/15/28 (Call 10/15/24)(a)	11,371	10,756,527
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(a)(b)	36,560	34,466,574
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(a)(b)	11,096	9,029,370
3.75%, 07/15/29 (Call 01/15/24)(a)(b)	10,391	8,389,434
4.25%, 07/01/28 (Call 07/01/23)(a)(b)	14,706	12,384,903
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	12,523	11,223,739
5.25%, 03/15/26 (Call 05/31/22)(b)	8,438	8,184,860
5.38%, 05/01/25 (Call 05/31/22)(b)	8,674	8,577,962
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	15,455	13,716,312
4.50%, 01/15/29 (Call 01/15/24)(a)	12,190	9,650,544
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	15,900	14,360,244

Security	Par (000)	Value

Telecommunications (continued)
5.38%, 06/15/29 (Call 06/15/24)(a)	$11,553	$9,427,595
5.63%, 04/01/25 (Call 01/01/25)(b)	6,103	5,934,023
Series W, 6.75%, 12/01/23(b)	7,972	8,104,784
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	10,682	10,970,414
Nokia OYJ, 4.38%, 06/12/27(b)	6,097	5,924,455
Sprint Corp.
7.13%, 06/15/24	30,075	31,613,336
7.63%, 02/15/25 (Call 11/15/24)(b)	17,004	18,088,005
7.63%, 03/01/26 (Call 11/01/25)(b)	18,015	19,558,525
7.88%, 09/15/23(b)	51,319	53,884,950
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(a)(b)	6,923	6,490,312
4.13%, 06/15/29 (Call 06/15/24)(a)(b)	5,833	5,580,723
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)(b)	17,481	17,151,134
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	5,347	3,635,960
5.63%, 12/06/26 (Call 12/06/23)(a)	5,528	3,940,137
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	6,770	2,894,175
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)(b)	12,285	11,300,952
2.25%, 02/15/26 (Call 02/15/23)(a)	10,202	9,384,803
2.63%, 04/15/26 (Call 04/15/23)(b)	13,729	12,760,615
2.63%, 02/15/29 (Call 02/15/24)	11,372	9,844,968
2.88%, 02/15/31 (Call 02/15/26)(b)	12,120	10,264,549
3.38%, 04/15/29 (Call 04/15/24)(b)	14,747	13,357,833
3.38%, 04/15/29 (Call 04/15/24)(a)	13,240	11,992,792
3.50%, 04/15/31 (Call 04/15/26)(b)	16,518	14,742,315
3.50%, 04/15/31 (Call 04/15/26)(a)	13,984	12,417,792
4.75%, 02/01/28 (Call 02/01/23)(b)	18,417	18,198,298
5.38%, 04/15/27 (Call 05/10/22)(b)	3,745	3,823,608
ViaSat Inc.
5.63%, 09/15/25 (Call 05/10/22)(a)(b)	7,325	6,718,246
5.63%, 04/15/27 (Call 05/10/22)(a)(b)	7,579	7,037,534
6.50%, 07/15/28 (Call 07/15/23)(a)	5,722	4,914,969
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	16,072	13,578,992
4.75%, 07/15/31 (Call 07/15/26)(a)	16,860	14,430,052
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(b)(c)	6,643	5,988,185
4.13%, 06/04/81 (Call 03/04/31)(c)	11,917	10,212,869
7.00%, 04/04/79 (Call 01/04/29)(b)(c)	23,386	24,555,300
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28 (Call 08/15/23)(a)(b)	17,166	16,438,162
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 05/31/22)(a)(b)	19,148	16,658,760
6.13%, 03/01/28 (Call 03/01/23)(a)(b)	13,132	10,965,220

		933,099,983

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(a)(b)	7,827	7,613,211
3.75%, 04/01/29 (Call 04/01/24)(a)(b)	7,228	6,884,670
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	6,117	6,251,880

		20,749,761

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(b)(c)	5,736	5,604,072
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/28 (Call 05/01/24)(a)(b)	12,391	10,656,260

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Trucking & Leasing (continued)
6.50%, 10/01/25 (Call 05/31/22)(a)	$9,735	$9,272,587
9.75%, 08/01/27 (Call 08/01/23)(a)	5,062	5,169,568

		30,702,487

Total Corporate Bonds & Notes — 97.5% (Cost: $13,713,437,359)		12,276,190,928

Short-Term Investments

Money Market Funds — 27.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	3,300,704	3,300,704,009
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	149,790	149,790,000

		3,450,494,009

Total Short-Term Investments — 27.4% (Cost: $3,450,360,447)		3,450,494,009

Total Investments in Securities — 124.9% (Cost: $17,163,797,806)		15,726,684,937

Other Assets, Less Liabilities — (24.9)%		(3,133,334,892)

Net Assets — 100.0%		$12,593,350,045

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,276,190,928	$—	$12,276,190,928
Money Market Funds	3,450,494,009	—	—	3,450,494,009

	$3,450,494,009	$12,276,190,928	$—	$15,726,684,937

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)(a)	$8,014	$6,929,190
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	18,845	18,636,424

		25,565,614

Aerospace & Defense — 2.4%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	36,125	32,977,826
2.70%, 02/01/27 (Call 12/01/26)(a)	9,643	8,874,254
2.75%, 02/01/26 (Call 01/01/26)(a)	8,468	8,001,967
2.95%, 02/01/30 (Call 11/01/29)(a)	10,737	9,307,344
3.20%, 03/01/29 (Call 12/01/28)	10,461	9,338,411
3.25%, 02/01/28 (Call 12/01/27)(a)	8,833	8,156,988
3.25%, 02/01/35 (Call 11/01/34)	9,584	7,686,404
3.60%, 05/01/34 (Call 02/01/34)(a)	5,960	4,993,764
3.63%, 02/01/31 (Call 11/01/30)(a)	11,416	10,305,084
3.75%, 02/01/50 (Call 08/01/49)	10,182	7,790,773
3.90%, 05/01/49 (Call 11/01/48)(a)	8,308	6,555,361
3.95%, 08/01/59 (Call 02/01/59)	8,878	6,633,740
4.88%, 05/01/25 (Call 04/01/25)	28,032	28,380,497
5.04%, 05/01/27 (Call 03/01/27)(a)	18,036	18,244,166
5.15%, 05/01/30 (Call 02/01/30)	49,426	49,163,617
5.71%, 05/01/40 (Call 11/01/39)	29,600	29,634,567
5.81%, 05/01/50 (Call 11/01/49)	55,665	55,755,216
5.93%, 05/01/60 (Call 11/01/59)	31,155	30,940,429
General Dynamics Corp.
3.50%, 05/15/25 (Call 03/15/25)	6,116	6,127,020
3.50%, 04/01/27 (Call 02/01/27)	8,478	8,395,457
3.63%, 04/01/30 (Call 01/01/30)(a)	10,489	10,308,958
3.75%, 05/15/28 (Call 02/15/28)	9,805	9,774,827
4.25%, 04/01/40 (Call 10/01/39)	6,930	6,853,938
4.25%, 04/01/50 (Call 10/01/49)(a)	7,439	7,502,362
L3Harris Technologies Inc.
4.40%, 06/15/28 (Call 03/15/28)(a)	8,045	8,060,060
4.40%, 06/15/28 (Call 03/15/28)	10,223	10,242,136
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)(a)	7,838	6,048,646
3.55%, 01/15/26 (Call 10/15/25)(a)	17,070	17,190,968
3.80%, 03/01/45 (Call 09/01/44)(a)	10,657	9,830,866
3.90%, 06/15/32	7,640	7,588,009
4.07%, 12/15/42(a)	11,987	11,545,720
4.09%, 09/15/52 (Call 03/15/52)	15,419	14,878,197
4.15%, 06/15/53	19,080	18,484,544
4.70%, 05/15/46 (Call 11/15/45)	11,975	12,598,747
Northrop Grumman Corp.
3.20%, 02/01/27 (Call 11/01/26)(a)	7,725	7,533,755
3.25%, 01/15/28 (Call 10/15/27)(a)	19,935	19,135,764
4.03%, 10/15/47 (Call 04/15/47)	22,760	20,992,317
4.40%, 05/01/30 (Call 02/01/30)(a)	9,225	9,268,130
4.75%, 06/01/43	7,896	7,895,713
5.25%, 05/01/50 (Call 11/01/49)(a)	10,084	11,039,715
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	12,769	10,616,378
2.25%, 07/01/30 (Call 04/01/30)(a)	11,128	9,661,521
2.38%, 03/15/32 (Call 12/15/31)(a)	13,361	11,484,679
2.82%, 09/01/51 (Call 03/01/51)	9,395	6,954,483
3.03%, 03/15/52 (Call 09/15/51)(a)	10,874	8,433,547
3.13%, 05/04/27 (Call 02/04/27)(a)	9,562	9,292,455

Security	Par (000)	Value

Aerospace & Defense (continued)
3.13%, 07/01/50 (Call 01/01/50)(a)	$8,666	$6,896,697
3.50%, 03/15/27 (Call 12/15/26)(a)	11,565	11,423,613
3.75%, 11/01/46 (Call 05/01/46)	11,849	10,496,550
3.95%, 08/16/25 (Call 06/16/25)(a)	10,023	10,130,634
4.13%, 11/16/28 (Call 08/16/28)	28,136	28,142,744
4.15%, 05/15/45 (Call 11/16/44)	9,749	9,101,248
4.35%, 04/15/47 (Call 10/15/46)	10,860	10,474,017
4.45%, 11/16/38 (Call 05/16/38)	8,796	8,762,214
4.50%, 06/01/42(a)	29,204	28,996,660
4.63%, 11/16/48 (Call 05/16/48)	14,842	14,908,250
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	12,302	10,655,599

		780,467,546

Agriculture — 1.6%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)(a)	5,432	5,203,745
2.45%, 02/04/32 (Call 11/04/31)(a)	12,835	10,279,038
3.40%, 05/06/30 (Call 02/06/30)	11,669	10,486,615
3.40%, 02/04/41 (Call 08/04/40)(a)	15,540	11,348,696
3.70%, 02/04/51 (Call 08/04/50)	10,413	7,456,693
3.88%, 09/16/46 (Call 03/16/46)	16,177	12,285,670
4.00%, 02/04/61 (Call 08/04/60)(a)	11,951	8,632,218
4.25%, 08/09/42	9,349	7,546,322
4.40%, 02/14/26 (Call 12/14/25)(a)	12,235	12,390,578
4.80%, 02/14/29 (Call 11/14/28)(a)	14,941	14,805,276
5.38%, 01/31/44(a)	16,727	15,587,095
5.80%, 02/14/39 (Call 08/14/38)(a)	18,374	18,257,257
5.95%, 02/14/49 (Call 08/14/48)	23,107	22,613,324
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	7,398	7,131,129
2.70%, 09/15/51 (Call 03/15/51)	9,636	7,452,824
2.90%, 03/01/32 (Call 12/01/31)	1,299	1,192,270
3.25%, 03/27/30 (Call 12/27/29)(a)	9,804	9,332,594
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)(a)	14,168	12,144,642
2.73%, 03/25/31 (Call 12/25/30)(a)	13,087	10,739,847
3.22%, 09/06/26 (Call 07/06/26)(a)	9,513	8,991,193
3.56%, 08/15/27 (Call 05/15/27)(a)	31,580	29,443,711
3.73%, 09/25/40 (Call 03/25/40)(a)	8,450	6,307,941
3.98%, 09/25/50 (Call 03/25/50)(a)	7,859	5,672,970
4.39%, 08/15/37 (Call 02/15/37)	21,888	18,644,487
4.54%, 08/15/47 (Call 02/15/47)	23,773	18,816,907
4.70%, 04/02/27 (Call 02/02/27)(a)	10,482	10,375,665
4.74%, 03/16/32 (Call 12/16/31)	10,286	9,656,588
4.76%, 09/06/49 (Call 03/06/49)(a)	9,524	7,722,955
4.91%, 04/02/30 (Call 01/02/30)(a)	10,666	10,305,956
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)(a)	15,407	13,834,471
4.45%, 03/16/28 (Call 02/16/28)	11,440	11,010,393
Bunge Ltd. Finance Corp., 2.75%, 05/14/31 (Call 02/14/31)(a)	10,453	9,054,855
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	8,762	7,864,447
1.50%, 05/01/25 (Call 04/01/25)(a)	4,681	4,417,017
1.75%, 11/01/30 (Call 08/01/30)(a)	8,317	6,794,227
2.10%, 05/01/30 (Call 02/01/30)(a)	6,370	5,438,963
2.75%, 02/25/26 (Call 11/25/25)(a)	8,851	8,574,194
3.38%, 08/11/25 (Call 05/11/25)	7,920	7,857,480
3.38%, 08/15/29 (Call 05/15/29)(a)	9,014	8,468,137
3.88%, 08/21/42(a)	7,446	6,233,376

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.13%, 03/04/43	$7,919	$6,824,837
4.25%, 11/10/44(a)	12,058	10,598,489
4.38%, 11/15/41	8,052	7,221,481
4.88%, 11/15/43(a)	8,621	8,157,114
6.38%, 05/16/38(a)	13,065	14,813,684
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	17,407	17,551,851
5.70%, 08/15/35 (Call 02/15/35)	9,210	8,998,514
5.85%, 08/15/45 (Call 02/15/45)	20,245	18,905,113

		513,442,849

Airlines — 0.1%
Southwest Airlines Co.
5.13%, 06/15/27 (Call 04/15/27)(a)	19,402	20,150,213
5.25%, 05/04/25 (Call 04/04/25)	9,365	9,670,886

		29,821,099

Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(a)	10,052	9,589,538
2.75%, 03/27/27 (Call 01/27/27)(a)	11,900	11,489,521
2.85%, 03/27/30 (Call 12/27/29)(a)	14,472	13,481,266
3.25%, 03/27/40 (Call 09/27/39)(a)	9,960	8,871,338
3.38%, 03/27/50 (Call 09/27/49)	14,649	12,916,637
3.88%, 11/01/45 (Call 05/01/45)	7,060	6,718,787
VF Corp., 2.95%, 04/23/30 (Call 01/23/30)(a)	7,465	6,752,804

		69,819,891

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.00%, 09/10/25	8,160	7,514,205
1.20%, 07/08/25	6,473	6,022,676
1.30%, 09/09/26(a)	7,960	7,230,593
2.00%, 03/24/28	9,208	8,318,451
Cummins Inc., 1.50%, 09/01/30 (Call 06/01/30)(a)	6,184	5,052,035
Daimler Finance North America LLC, 8.50%, 01/18/31	13,705	17,660,475
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	10,559	10,227,617
5.00%, 10/01/28 (Call 07/01/28)(a)	8,090	8,019,556
5.00%, 04/01/35(a)	10,010	9,461,613
5.15%, 04/01/38 (Call 10/01/37)	6,967	6,531,793
5.20%, 04/01/45	12,513	11,379,173
5.40%, 04/01/48 (Call 10/01/47)(a)	9,527	8,975,949
5.95%, 04/01/49 (Call 10/01/48)	7,069	7,098,507
6.13%, 10/01/25 (Call 09/01/25)	18,178	19,184,919
6.25%, 10/02/43(a)	14,724	15,230,244
6.60%, 04/01/36 (Call 10/01/35)	9,390	10,119,428
6.75%, 04/01/46 (Call 10/01/45)	7,797	8,421,989
6.80%, 10/01/27 (Call 08/01/27)(a)	11,212	12,077,921
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	19,664	17,577,897
1.50%, 06/10/26 (Call 05/10/26)	14,332	12,705,933
2.35%, 02/26/27 (Call 01/26/27)(a)	10,547	9,491,613
2.35%, 01/08/31 (Call 10/08/30)(a)	10,876	8,800,992
2.40%, 04/10/28 (Call 02/10/28)	10,791	9,402,018
2.40%, 10/15/28 (Call 08/15/28)	9,233	7,912,430
2.70%, 08/20/27 (Call 06/20/27)	6,931	6,248,978
2.70%, 06/10/31 (Call 03/10/31)	12,109	9,984,541
2.75%, 06/20/25 (Call 05/20/25)	7,655	7,331,944
3.10%, 01/12/32 (Call 10/12/31)	9,598	8,096,091
3.60%, 06/21/30 (Call 03/21/30)(a)	11,627	10,481,232
4.00%, 10/06/26 (Call 07/06/26)(a)	12,399	12,115,141

Security	Par (000)	Value

Auto Manufacturers (continued)
4.30%, 07/13/25 (Call 04/13/25)	$4,642	$4,647,030
4.30%, 04/06/29 (Call 02/06/29)	1,725	1,645,023
4.35%, 01/17/27 (Call 10/17/26)	10,842	10,692,663
5.25%, 03/01/26 (Call 12/01/25)	14,295	14,694,440
Honda Motor Co. Ltd.
2.53%, 03/10/27 (Call 02/10/27)	2,324	2,206,494
2.97%, 03/10/32 (Call 12/10/31)(a)	11,550	10,513,436
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(a)	14,568	13,408,463
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	13,846	12,665,100
1.13%, 06/18/26(a)	9,764	8,860,703
1.90%, 01/13/27	16,432	15,253,372
1.90%, 04/06/28(a)	5,990	5,407,150
2.15%, 02/13/30	5,703	5,050,138
3.05%, 03/22/27	21,217	20,615,237
3.20%, 01/11/27(a)	10,598	10,419,746
3.38%, 04/01/30(a)	7,848	7,534,459

		442,289,408

Auto Parts & Equipment — 0.2%
Aptiv PLC, 3.10%, 12/01/51 (Call 06/01/51)	12,024	8,233,641
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)	13,403	11,830,581
4.15%, 05/01/52 (Call 11/01/51)(a)	14,993	12,345,406
BorgWarner Inc., 2.65%, 07/01/27 (Call 05/01/27)	10,990	10,202,873
Magna International Inc., 2.45%, 06/15/30 (Call 03/15/30)(a)	9,042	7,941,642

		50,554,143

Banks — 23.5%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	2,204	2,226,655
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25(a)	4,205	3,824,942
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26)(b)	22,292	19,632,658
1.85%, 03/25/26(a)	18,246	16,585,375
2.75%, 05/28/25	7,883	7,532,694
2.75%, 12/03/30(a)	13,650	11,287,377
2.96%, 03/25/31	7,511	6,476,032
3.31%, 06/27/29	8,026	7,411,966
3.49%, 05/28/30(a)	11,152	10,158,495
3.80%, 02/23/28	12,848	12,199,876
4.18%, 03/24/28 (Call 03/24/27)(b)	15,048	14,598,816
4.25%, 04/11/27	11,945	11,723,486
4.38%, 04/12/28	16,395	16,014,490
Bank of America Corp.
1.20%, 10/24/26 (Call 10/24/25), (SOFR + 1.010%)(b)	18,326	16,526,894
1.32%, 06/19/26 (Call 06/19/25), (SOFR + 1.150%)(b)	20,932	19,178,104
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	43,599	39,154,400
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	21,213	17,305,288
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	17,983	14,632,271
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	21,640	18,821,143
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(a)(b)	28,747	23,795,947

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	$26,740	$23,083,912
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	25,235	23,270,150
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	28,076	23,726,306
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	23,145	20,056,369
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)(b)	39,987	30,012,419
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.880%)(a)(b)	34,772	29,866,700
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	7,410	5,357,578
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	14,472	12,929,966
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	34,906	30,343,388
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	15,801	11,726,932
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	19,507	17,830,508
3.25%, 10/21/27 (Call 10/21/26)(a)	16,866	16,029,941
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(a)(b)	28,053	22,944,885
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	43,102	40,775,953
3.50%, 04/19/26(a)	17,873	17,554,321
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(a)(b)	21,711	21,084,355
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(a)(b)	11,968	11,467,320
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	14,537	14,016,958
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(a)(b)	18,652	18,128,088
3.88%, 08/01/25(a)	12,430	12,482,594
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(b)	8,809	7,841,304
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(a)(b)	16,478	15,947,178
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	21,759	20,987,028
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)(b)	12,350	11,321,992
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.315%)(b)	43,343	39,085,929
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(b)	16,508	15,634,983
4.25%, 10/22/26(a)	15,131	15,110,199
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	21,483	21,106,871
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.15%)(b)	21,952	20,674,923
4.38%, 04/27/28 (Call 04/27/27)(b)	25,695	25,647,259
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	15,972	15,308,851
4.45%, 03/03/26(a)	14,871	14,911,851
4.57%, 04/27/33 (Call 04/27/32)(b)	29,004	28,873,224
5.00%, 01/21/44(a)	16,025	16,379,555

Security	Par (000)	Value

Banks (continued)
5.88%, 02/07/42(a)	$12,135	$13,741,430
6.11%, 01/29/37	17,470	19,258,736
7.75%, 05/14/38(a)	15,182	19,457,248
Series L, 3.95%, 04/21/25	6,500	6,473,072
Series L, 4.18%, 11/25/27 (Call 11/25/26)	14,155	13,940,876
Series N, 1.66%, 03/11/27 (Call 03/11/26), (SOFR + 0.910%)(b)	19,888	18,026,817
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	16,938	14,536,610
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	8,054	6,605,410
Bank of America N.A., 6.00%, 10/15/36(a)	10,602	11,937,339
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(a)(b)	6,976	6,261,030
1.25%, 09/15/26	19,674	17,563,430
1.85%, 05/01/25(a)	9,272	8,784,522
2.65%, 03/08/27	8,464	7,939,659
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27 (Call 12/26/26)(a)	12,963	12,110,656
2.45%, 08/17/26 (Call 05/17/26)(a)	8,046	7,733,188
2.80%, 05/04/26 (Call 02/04/26)(a)	6,133	5,990,093
3.25%, 05/16/27 (Call 02/16/27)	6,246	6,135,416
3.30%, 08/23/29 (Call 05/23/29)	9,959	9,439,686
3.40%, 01/29/28 (Call 10/29/27)(a)	11,062	10,836,647
3.85%, 04/28/28(a)	9,757	9,764,410
Bank of Nova Scotia (The)
1.05%, 03/02/26	13,635	12,241,619
1.30%, 06/11/25(a)	6,593	6,111,780
1.30%, 09/15/26(a)	11,478	10,263,896
1.35%, 06/24/26(a)	11,903	10,725,045
1.95%, 02/02/27	13,037	11,878,923
2.45%, 02/02/32	9,892	8,390,319
2.70%, 08/03/26(a)	14,226	13,544,822
4.50%, 12/16/25(a)	12,563	12,675,860
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26)(b)	19,909	17,933,822
2.65%, 06/24/31 (Call 06/24/30), (SOFR + 1.900%)(a)(b)	11,685	9,848,831
2.67%, 03/10/32 (Call 03/10/31)(b)	8,619	7,190,133
2.85%, 05/07/26 (Call 05/07/25), (SOFR + 2.714%)(a)(b)	21,309	20,376,966
2.89%, 11/24/32 (Call 11/24/31)(a)(b)	15,799	13,214,201
3.33%, 11/24/42 (Call 11/24/41)(b)	13,487	10,412,661
4.34%, 01/10/28 (Call 01/10/27)(a)	14,567	14,209,610
4.38%, 01/12/26	25,198	25,134,662
4.84%, 05/09/28 (Call 05/07/27)(a)	16,610	16,404,546
4.95%, 01/10/47(a)	15,299	14,993,767
4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)(b)	12,623	12,692,392
5.20%, 05/12/26	18,896	19,163,603
5.25%, 08/17/45(a)	11,573	11,627,069
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	12,544	11,204,145
3.45%, 04/07/27	4,831	4,674,933
3.60%, 04/07/32 (Call 03/07/32)	2,433	2,253,469
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26), (SOFR + 0.765%)(b)	23,518	20,982,969

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.46%, 06/09/27 (Call 06/09/26), (SOFR + 0.770%)(b)	$25,739	$22,912,981
2.52%, 11/03/32 (Call 11/03/31), (SOFR + 1.177%)(a)(b)	14,916	12,476,242
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	30,065	25,396,188
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	29,912	25,656,174
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	22,170	19,308,381
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(a)(b)	8,567	6,535,524
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	21,982	19,625,738
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	27,558	24,011,600
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(b)	12,089	11,372,290
3.20%, 10/21/26 (Call 07/21/26)	28,679	27,559,937
3.40%, 05/01/26(a)	20,001	19,493,133
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	21,191	20,140,513
3.67%, 07/24/28 (Call 07/24/27), (3 mo. LIBOR US + 1.390%)(a)(b)	23,132	22,260,567
3.70%, 01/12/26(a)	19,326	19,101,221
3.79%, 03/17/33 (Call 03/17/32)(b)	28,726	26,588,659
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(b)	12,967	11,788,900
3.89%, 01/10/28 (Call 01/10/27), (3 mo. LIBOR US + 1.563%)(b)	24,638	24,028,335
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	19,864	19,026,818
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(a)(b)	18,199	17,677,093
4.13%, 07/25/28(a)	16,618	16,126,086
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	9,938	9,360,697
4.30%, 11/20/26(a)	8,907	8,883,341
4.40%, 06/10/25	17,428	17,544,471
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(a)(b)	33,772	33,003,417
4.45%, 09/29/27	34,655	34,437,679
4.60%, 03/09/26(a)	12,195	12,279,237
4.65%, 07/30/45	10,891	10,580,183
4.65%, 07/23/48 (Call 06/23/48)(a)	23,891	23,639,480
4.75%, 05/18/46(a)	20,271	19,304,193
5.30%, 05/06/44	7,441	7,542,268
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(b)	12,516	13,225,572
5.50%, 09/13/25(a)	11,308	11,781,345
5.88%, 01/30/42	9,924	11,121,071
6.63%, 06/15/32(a)	12,169	13,704,353
6.68%, 09/13/43(a)	7,921	9,393,405
8.13%, 07/15/39(a)	19,621	27,123,835
Citizens Financial Group Inc., 3.25%, 04/30/30 (Call 01/30/30)	7,793	7,135,081
Cooperatieve Rabobank U.A.
3.75%, 07/21/26(a)	20,598	20,010,562
4.38%, 08/04/25(a)	8,822	8,842,043
5.25%, 08/04/45(a)	10,976	11,403,202

Security	Par (000)	Value

Banks (continued)
5.75%, 12/01/43(a)	$13,394	$14,801,033
Cooperatieve Rabobank U.A./New York
3.38%, 05/21/25	5,442	5,408,062
5.25%, 05/24/41(a)	13,292	15,115,265
Credit Suisse AG/New York NY, 1.25%, 08/07/26	25,243	22,336,465
Credit Suisse Group AG
4.55%, 04/17/26	28,763	28,671,959
4.88%, 05/15/45(a)	15,550	14,545,999
Deutsche Bank AG/New York NY
1.69%, 03/19/26(a)	10,718	9,768,055
2.13%, 11/24/26 (Call 11/24/25), (SOFR + 1.870%)(b)	17,496	15,849,990
2.31%, 11/16/27 (Call 11/16/26), (SOFR + 1.219%)(b)	21,597	19,098,951
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	21,661	19,318,579
3.04%, 05/28/32 (Call 05/28/31), (SOFR + 1.718%)(b)	11,260	9,416,171
3.55%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(a)(b)	17,661	15,575,236
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	16,383	15,914,309
4.65%, 09/13/28 (Call 06/13/28)(a)	13,688	13,697,417
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	8,491	7,948,916
8.25%, 03/01/38(a)	10,388	14,300,222
Fifth Third Bank NA
3.85%, 03/15/26 (Call 02/15/26)	12,109	12,041,094
3.95%, 07/28/25 (Call 06/28/25)(a)	5,405	5,466,814
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	18,279	16,480,301
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	26,017	23,250,662
1.54%, 09/10/27 (Call 09/10/26), (SOFR + 0.818%)(b)	24,600	21,767,716
1.95%, 10/21/27 (Call 10/21/26), (SOFR + 0.913%)(a)(b)	38,758	34,708,936
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	22,094	17,879,346
2.38%, 07/21/32 (Call 07/21/31), (SOFR + 1.248%)(b)	38,719	32,015,583
2.60%, 02/07/30 (Call 11/07/29)(a)	18,210	15,797,812
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	36,708	31,113,583
2.64%, 02/24/28 (Call 02/24/27), (SOFR + 1.114%)(b)	27,965	25,734,148
2.65%, 10/21/32 (Call 10/21/31), (SOFR + 1.264%)(b)	30,509	25,739,845
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.430%)(b)	15,839	12,172,748
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	38,566	33,679,414
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(b)	23,306	18,820,054
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.513%)(b)	17,922	14,824,933
3.50%, 11/16/26 (Call 11/16/25)(a)	24,931	24,358,664
3.62%, 03/15/28 (Call 03/15/27), (SOFR + 1.846%)(b)	13,873	13,329,719

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.69%, 06/05/28 (Call 06/05/27), (3 mo. LIBOR US + 1.510%)(b)	$20,051	$19,222,076
3.75%, 05/22/25 (Call 02/22/25)(a)	15,729	15,645,680
3.75%, 02/25/26 (Call 11/25/25)(a)	15,484	15,365,419
3.80%, 03/15/30 (Call 12/15/29)(a)	25,040	23,673,294
3.81%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.158%)(a)(b)	21,561	20,688,353
3.85%, 01/26/27 (Call 01/26/26)	26,840	26,236,639
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	23,242	21,321,025
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	31,318	30,645,624
4.25%, 10/21/25(a)	16,230	16,242,012
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(a)(b)	14,529	13,863,411
4.75%, 10/21/45 (Call 04/21/45)	15,141	15,021,073
4.80%, 07/08/44 (Call 01/08/44)	17,493	17,441,814
5.15%, 05/22/45(a)	19,910	19,957,438
5.95%, 01/15/27(a)	9,338	9,926,179
6.13%, 02/15/33(a)	12,923	14,405,861
6.25%, 02/01/41(a)	25,265	29,384,708
6.75%, 10/01/37	53,165	61,349,443
HSBC Holdings PLC
1.00%, 08/17/29 (Call 08/17/28), (SOFR + 1.285%)(b)	16,442	14,111,749
1.59%, 05/24/27 (Call 05/24/26), (SOFR + 1.290%)(b)	24,002	21,331,033
2.01%, 09/22/28 (Call 09/22/27), (SOFR + 1.732%)(a)(b)	14,345	12,512,593
2.10%, 06/04/26 (Call 06/04/25), (SOFR + 1.929%)(b)	16,849	15,752,737
2.25%, 11/22/27 (Call 11/22/26), (SOFR + 1.100%)(b)	19,322	17,445,055
2.36%, 08/18/31 (Call 08/18/30), (SOFR + 1.947%)(b)	12,754	10,547,901
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	28,348	23,632,543
2.85%, 06/04/31 (Call 06/04/30), (SOFR + 2.387%)(b)	11,366	9,829,936
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(a)(b)	19,280	16,076,695
3.90%, 05/25/26	20,553	20,255,580
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	26,456	24,946,146
4.04%, 03/13/28 (Call 03/13/27), (3 mo. LIBOR US + 1.546%)(b)	21,531	20,821,095
4.25%, 08/18/25(a)	10,618	10,588,085
4.29%, 09/12/26 (Call 09/12/25), (3 mo. LIBOR US + 1.348%)(a)(b)	23,938	23,747,999
4.30%, 03/08/26	25,933	25,982,340
4.38%, 11/23/26	14,046	13,926,388
4.58%, 06/19/29 (Call 06/19/28), (3 mo. LIBOR US + 1.535%)(b)	26,107	25,666,293
4.76%, 03/29/33 (Call 03/29/32)(b)	14,905	14,092,610
4.95%, 03/31/30(a)	21,801	21,946,310
5.25%, 03/14/44(a)	10,612	10,331,659
6.10%, 01/14/42(a)	6,832	7,720,937
6.50%, 05/02/36(a)	23,756	26,209,726
6.50%, 09/15/37(a)	27,521	30,704,192
6.80%, 06/01/38(a)	14,078	15,815,238

Security	Par (000)	Value

Banks (continued)
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	$7,234	$6,438,695
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26), (SOFR + 1.005%)(a)(b)	20,574	18,548,284
2.73%, 04/01/32 (Call 04/01/31), (SOFR + 1.316%)(b)	13,392	11,422,702
3.95%, 03/29/27(a)	15,943	15,569,837
4.02%, 03/28/28 (Call 03/28/27)(a)(b)	6,195	6,012,929
4.05%, 04/09/29(a)	5,654	5,441,092
4.25%, 03/28/33 (Call 03/28/32)(b)	12,817	12,219,600
4.55%, 10/02/28	11,992	11,914,002
JPMorgan Chase & Co.
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(a)(b)	17,158	15,284,820
1.05%, 11/19/26 (Call 11/19/25), (SOFR + 0.800%)(b)	22,839	20,494,405
1.47%, 09/22/27 (Call 09/22/26), (SOFR + 0.765%)(b)	22,415	19,898,038
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	29,497	26,645,817
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	11,267	9,106,210
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(a)(b)	27,328	22,280,089
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	15,288	13,368,667
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	12,105	10,895,514
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(a)(b)	25,553	22,181,077
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 2.460%)(b)	14,069	10,332,441
2.55%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(a)(b)	31,469	26,747,136
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	33,696	28,904,874
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	31,527	28,026,406
2.95%, 10/01/26 (Call 07/01/26)	26,714	25,610,338
2.95%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	17,571	16,536,263
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	36,818	32,455,741
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 1.38%)(b)	13,148	10,582,938
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 1.220%)(a)(b)	20,457	15,703,532
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.440%)(b)	21,549	17,459,534
3.20%, 06/15/26 (Call 03/15/26)(a)	16,476	16,059,454
3.30%, 04/01/26 (Call 01/01/26)(a)	21,281	20,756,260
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.510%)(b)	31,064	24,810,248
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(a)(b)	18,849	17,935,206
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(a)(b)	19,723	18,945,784
3.63%, 12/01/27 (Call 12/01/26)(a)	9,051	8,731,902
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	21,324	20,292,447

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	$23,404	$22,715,157
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(b)	22,442	20,547,866
3.90%, 07/15/25 (Call 04/15/25)(a)	18,353	18,435,609
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.460%)(a)(b)	18,551	16,364,396
3.96%, 01/29/27 (Call 01/29/26), (3 mo. LIBOR US + 1.245%)(a)(b)	17,250	17,080,824
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.360%)(a)(b)	33,003	29,310,050
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(a)(b)	19,381	18,914,569
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.580%)(b)	14,166	12,740,007
4.13%, 12/15/26	17,352	17,173,387
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	18,926	18,598,442
4.25%, 10/01/27(a)	16,042	15,945,955
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	18,560	17,394,595
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	36,320	36,182,729
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	20,507	20,362,996
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(a)(b)	26,227	26,146,795
4.59%, 04/26/33 (Call 04/26/32)(b)	17,026	17,101,970
4.85%, 02/01/44(a)	8,381	8,498,150
4.95%, 06/01/45(a)	15,453	15,478,698
5.40%, 01/06/42	10,612	11,423,028
5.50%, 10/15/40(a)	13,828	15,005,196
5.60%, 07/15/41(a)	14,687	16,068,308
5.63%, 08/16/43(a)	10,658	11,589,442
6.40%, 05/15/38(a)	23,127	27,387,074
KeyBank N.A./Cleveland OH, 3.30%, 06/01/25(a)	2,525	2,506,108
KeyCorp.
2.25%, 04/06/27(a)	14,261	13,144,093
2.55%, 10/01/29(a)	7,380	6,593,945
4.10%, 04/30/28	9,834	9,738,554
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26)(b)	13,593	12,172,972
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(a)(b)	14,773	14,039,837
3.75%, 01/11/27	13,332	12,971,949
3.75%, 03/18/28 (Call 03/18/27)(a)(b)	13,777	13,281,962
4.34%, 01/09/48(a)	15,161	13,089,089
4.38%, 03/22/28	15,257	15,053,675
4.45%, 05/08/25	9,998	10,130,258
4.55%, 08/16/28	11,036	11,005,738
4.58%, 12/10/25	20,452	20,453,704
4.65%, 03/24/26	18,280	18,239,184
5.30%, 12/01/45(a)	6,856	6,751,977
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	12,546	11,574,945
1.54%, 07/20/27 (Call 07/20/26)(b)	16,276	14,565,422
1.64%, 10/13/27 (Call 10/13/26)(b)	16,230	14,464,905
2.05%, 07/17/30(a)	15,957	13,295,979
2.31%, 07/20/32 (Call 07/20/31)(b)	19,856	16,555,699
2.34%, 01/19/28 (Call 01/19/27)(b)	9,803	8,976,279

Security	Par (000)	Value

Banks (continued)
2.49%, 10/13/32 (Call 10/13/31)(b)	$10,860	$9,126,797
2.56%, 02/25/30(a)	14,906	13,023,068
2.76%, 09/13/26(a)	10,165	9,616,097
2.85%, 01/19/33 (Call 01/19/32)(b)	14,546	12,598,443
3.20%, 07/18/29	21,090	19,411,164
3.29%, 07/25/27(a)	5,540	5,295,390
3.68%, 02/22/27(a)	8,383	8,217,169
3.74%, 03/07/29	14,101	13,531,190
3.75%, 07/18/39(a)	9,299	8,457,318
3.85%, 03/01/26(a)	22,294	22,096,941
3.96%, 03/02/28(a)	10,335	10,121,791
4.05%, 09/11/28(a)	8,545	8,328,437
4.08%, 04/19/28 (Call 04/19/27)(b)	7,075	6,979,878
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	16,085	14,219,000
1.55%, 07/09/27 (Call 07/09/26)(b)	17,860	15,936,453
1.98%, 09/08/31 (Call 09/08/30), (SOFR + 1.532%)(b)	9,054	7,403,452
2.20%, 07/10/31 (Call 07/10/30), (SOFR + 1.772%)(b)	14,646	12,169,703
2.23%, 05/25/26 (Call 05/25/25), (3 mo. LIBOR US + 0.830%)(b)	8,265	7,814,929
2.56%, 09/13/31(a)	10,845	8,978,977
2.84%, 09/13/26(a)	8,762	8,274,778
3.15%, 07/16/30 (Call 07/16/29), (3 mo. LIBOR US + 1.130%)(b)	9,549	8,753,972
3.17%, 09/11/27(a)	7,344	6,942,464
4.02%, 03/05/28	9,449	9,316,519
4.25%, 09/11/29 (Call 09/11/28), (3 mo. LIBOR US + 1.270%)(b)	8,472	8,333,587
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	24,695	22,043,357
1.51%, 07/20/27 (Call 07/20/26), (SOFR + 0.858%)(b)	29,727	26,505,357
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	33,018	29,695,412
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(a)(b)	23,853	19,097,940
1.93%, 04/28/32 (Call 04/28/31), (SOFR + 1.020%)(b)	24,955	20,117,431
2.24%, 07/21/32 (Call 07/21/31), (SOFR + 1.178%)(a)(b)	34,367	28,387,981
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	19,019	17,502,210
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(a)(b)	25,349	21,327,708
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	32,422	28,539,404
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	20,349	14,833,798
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	28,905	25,175,449
3.13%, 07/27/26(a)	29,547	28,292,659
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.431%)(a)(b)	20,857	16,961,081
3.59%, 07/22/28 (Call 07/22/27), (3 mo. LIBOR US + 1.340%)(b)	26,133	25,072,884
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	26,766	25,120,927

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.63%, 01/20/27(a)	$28,877	$28,129,366
3.77%, 01/24/29 (Call 01/24/28), (3 mo. LIBOR US + 1.140%)(a)(b)	24,057	23,203,306
3.88%, 01/27/26(a)	27,389	27,154,893
3.95%, 04/23/27	18,807	18,443,113
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(a)(b)	19,534	18,049,637
4.00%, 07/23/25	22,931	22,951,248
4.21%, 04/20/28 (Call 04/20/27), (SOFR + 1.610%)(b)	11,592	11,498,822
4.30%, 01/27/45(a)	22,550	21,182,782
4.35%, 09/08/26	19,668	19,704,319
4.38%, 01/22/47	22,958	22,038,984
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(a)(b)	26,706	26,506,471
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(a)(b)	8,827	8,598,796
5.00%, 11/24/25(a)	18,870	19,353,876
5.30%, 04/20/37	10,277	10,261,059
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(a)(b)	17,909	20,329,156
6.38%, 07/24/42	16,521	19,868,488
7.25%, 04/01/32	9,913	11,899,560
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	9,527	9,086,987
3.38%, 01/14/26(a)	2,473	2,453,876
Natwest Group PLC
1.64%, 06/14/27 (Call 06/14/26)(a)(b)	16,775	14,906,636
3.07%, 05/22/28 (Call 05/22/27)(a)(b)	8,369	7,757,934
4.45%, 05/08/30 (Call 05/08/29), (3 mo. LIBOR US + 1.871%)(b)	13,861	13,471,036
4.80%, 04/05/26	17,566	17,737,593
4.89%, 05/18/29 (Call 05/18/28), (3 mo. LIBOR US + 1.754%)(a)(b)	17,148	17,012,605
5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(a)(b)	20,053	20,335,471
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)(a)	7,432	6,478,565
3.95%, 10/30/25(a)	5,803	5,882,677
PNC Bank N.A.
2.70%, 10/22/29(a)	14,080	12,679,537
3.10%, 10/25/27 (Call 09/25/27)(a)	9,116	8,842,060
3.25%, 06/01/25 (Call 05/02/25)(a)	4,997	4,965,589
4.05%, 07/26/28	10,296	10,195,792
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(a)(b)	7,152	6,143,640
2.55%, 01/22/30 (Call 10/24/29)(a)	20,482	18,280,603
2.60%, 07/23/26 (Call 05/23/26)(a)	10,312	9,892,366
3.15%, 05/19/27 (Call 04/19/27)(a)	10,821	10,532,007
3.45%, 04/23/29 (Call 01/23/29)(a)	24,237	23,353,617
Royal Bank of Canada
0.88%, 01/20/26(a)	21,927	19,677,193
1.15%, 06/10/25	9,212	8,509,918
1.15%, 07/14/26	15,731	14,092,940
1.20%, 04/27/26	24,685	22,240,138
1.40%, 11/02/26	14,826	13,313,002
2.30%, 11/03/31(a)	14,109	12,019,824
3.63%, 05/04/27(a)	5,213	5,117,535
3.88%, 05/04/32	4,381	4,212,917

Security	Par (000)	Value

Banks (continued)
4.65%, 01/27/26(a)	$15,239	$15,547,280
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27), (SOFR + 1.249%)(b)	12,774	11,589,978
3.24%, 10/05/26 (Call 08/05/26)(a)	11,202	10,663,483
3.45%, 06/02/25 (Call 05/02/25)(a)	6,077	5,964,619
4.40%, 07/13/27 (Call 04/14/27)	16,456	16,196,043
4.50%, 07/17/25 (Call 04/17/25)	7,929	7,991,461
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(a)(b)	11,466	10,424,224
1.67%, 06/14/27 (Call 06/14/26), (SOFR + 0.989%)(b)	13,252	11,773,008
2.47%, 01/11/28 (Call 01/11/27), (SOFR + 1.220%)(b)	12,647	11,422,265
3.82%, 11/03/28 (Call 11/03/27), (3 mo. LIBOR US + 1.400%)(b)	5,849	5,561,654
State Street Corp.
2.20%, 03/03/31(a)	9,311	7,902,123
2.40%, 01/24/30(a)	6,243	5,610,174
2.65%, 05/19/26(a)	8,892	8,619,660
3.55%, 08/18/25(a)	9,670	9,684,454
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	13,168	11,792,992
1.40%, 09/17/26	16,861	15,020,367
1.47%, 07/08/25	17,284	16,013,507
1.90%, 09/17/28	20,223	17,308,194
2.13%, 07/08/30	15,096	12,694,676
2.14%, 09/23/30	9,818	8,042,070
2.22%, 09/17/31	9,912	8,209,580
2.63%, 07/14/26	23,658	22,332,485
2.75%, 01/15/30(a)	12,967	11,476,537
2.93%, 09/17/41(a)	9,342	7,280,354
3.01%, 10/19/26(a)	15,386	14,684,303
3.04%, 07/16/29	23,842	21,686,683
3.35%, 10/18/27(a)	6,922	6,633,048
3.36%, 07/12/27(a)	14,126	13,623,521
3.45%, 01/11/27	11,203	10,838,886
3.54%, 01/17/28	6,911	6,628,523
3.78%, 03/09/26(a)	14,949	14,755,523
3.94%, 07/19/28(a)	9,806	9,566,418
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	10,835	9,855,646
0.75%, 01/06/26(a)	14,808	13,295,543
1.15%, 06/12/25	7,826	7,265,075
1.20%, 06/03/26	13,468	12,123,364
1.25%, 09/10/26	19,042	17,066,493
1.95%, 01/12/27(a)	16,534	15,168,495
2.00%, 09/10/31	3,039	2,526,973
2.80%, 03/10/27(a)	17,716	16,833,807
3.20%, 03/10/32	17,643	16,082,505
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)(a)	16,046	13,907,853
3.30%, 05/15/26 (Call 04/15/26)(a)	17,618	17,283,443
3.63%, 09/16/25 (Call 08/16/25)	10,528	10,504,759
3.80%, 10/30/26 (Call 09/30/26)	12,338	12,238,896
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(a)	11,105	9,649,608
1.20%, 08/05/25 (Call 07/03/25)	11,282	10,453,447
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	16,795	15,262,957

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.89%, 06/07/29 (Call 06/07/28), (SOFR + 0.862%)(a)(b)	$7,500	$6,584,186
1.95%, 06/05/30 (Call 03/05/30)(a)	7,356	6,313,367
3.70%, 06/05/25 (Call 05/05/25)(a)	8,607	8,628,074
4.00%, 05/01/25 (Call 03/01/25)	5,445	5,502,472
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	14,367	11,720,808
1.45%, 05/12/25 (Call 04/11/25)	7,747	7,303,619
2.22%, 01/27/28 (Call 01/27/27), (SOFR + 0.730%)(b)	18,759	17,408,204
2.68%, 01/27/33 (Call 01/27/32), (SOFR + 1.020%)(b)	20,018	17,722,870
3.00%, 07/30/29 (Call 04/30/29)	7,472	6,959,400
3.10%, 04/27/26 (Call 03/27/26)(a)	12,751	12,481,942
3.90%, 04/26/28 (Call 03/24/28)	6,805	6,821,312
3.95%, 11/17/25 (Call 10/17/25)	7,776	7,898,753
Series V, 2.38%, 07/22/26 (Call 06/22/26)(a)	14,084	13,403,081
Series X, 3.15%, 04/27/27 (Call 03/27/27)(a)	13,286	12,941,802
Wachovia Corp., 5.50%, 08/01/35(a)	11,490	11,997,833
Wells Fargo & Co.
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(a)(b)	24,504	23,127,890
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	27,860	25,302,873
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	23,638	20,684,938
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	30,137	27,046,514
3.00%, 04/22/26(a)	30,017	28,883,747
3.00%, 10/23/26	30,663	29,283,003
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	31,276	25,204,700
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	25,341	24,269,281
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	36,244	32,965,085
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	36,885	35,459,590
3.55%, 09/29/25(a)	20,240	20,078,920
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(a)(b)	26,269	25,190,463
3.90%, 05/01/45(a)	18,537	16,745,710
4.10%, 06/03/26	21,548	21,420,875
4.15%, 01/24/29 (Call 10/24/28)(a)	17,982	17,700,531
4.30%, 07/22/27(a)	21,705	21,672,514
4.40%, 06/14/46(a)	18,491	17,197,815
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	19,397	19,371,460
4.61%, 04/25/53	30,417	29,994,882
4.65%, 11/04/44	17,571	16,621,836
4.75%, 12/07/46(a)	19,220	18,755,051
4.90%, 11/17/45	19,069	18,661,145
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	56,267	58,956,011
5.38%, 11/02/43(a)	19,125	19,967,106
5.61%, 01/15/44	22,166	23,707,982
Wells Fargo Bank N.A.
5.85%, 02/01/37	9,312	10,337,572
6.60%, 01/15/38(a)	16,582	20,117,447

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp.
1.15%, 06/03/26	$11,717	$10,621,186
1.95%, 11/20/28	13,055	11,517,823
2.15%, 06/03/31	8,115	6,929,449
2.65%, 01/16/30(a)	7,054	6,416,422
2.70%, 08/19/26	8,049	7,733,137
2.85%, 05/13/26(a)	19,255	18,685,119
2.96%, 11/16/40(a)	11,402	8,750,248
3.13%, 11/18/41(a)	10,934	8,486,895
3.35%, 03/08/27(a)	12,862	12,590,326
3.40%, 01/25/28(a)	7,913	7,672,773
4.42%, 07/24/39	9,335	8,760,919

		7,638,332,488

Beverages — 2.9%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)(a)	30,748	30,506,890
4.70%, 02/01/36 (Call 08/01/35)(a)	47,477	47,037,363
4.90%, 02/01/46 (Call 08/01/45)	88,893	87,590,006
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	7,572	6,629,727
4.63%, 02/01/44(a)	7,885	7,470,219
4.90%, 02/01/46 (Call 08/01/45)(a)	15,031	14,831,364
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)(a)	15,232	14,475,597
3.75%, 07/15/42	8,734	7,384,748
4.00%, 04/13/28 (Call 01/13/28)(a)	20,340	20,210,416
4.35%, 06/01/40 (Call 12/01/39)(a)	9,173	8,623,214
4.38%, 04/15/38 (Call 10/15/37)(a)	12,353	11,658,837
4.44%, 10/06/48 (Call 04/06/48)(a)	16,602	15,244,813
4.50%, 06/01/50 (Call 12/01/49)	21,999	20,656,542
4.60%, 04/15/48 (Call 10/15/47)(a)	23,037	21,720,120
4.60%, 06/01/60 (Call 12/01/59)	10,224	9,395,042
4.75%, 01/23/29 (Call 10/23/28)	36,800	37,958,751
4.75%, 04/15/58 (Call 10/15/57)(a)	15,679	14,798,422
4.90%, 01/23/31 (Call 10/23/30)	8,147	8,454,479
4.95%, 01/15/42	15,843	15,779,763
5.45%, 01/23/39 (Call 07/23/38)(a)	19,506	20,721,875
5.55%, 01/23/49 (Call 07/23/48)	39,696	42,530,140
5.80%, 01/23/59 (Call 07/23/58)	19,816	21,609,556
8.20%, 01/15/39(a)	10,839	14,638,608
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	11,063	9,574,467
1.38%, 03/15/31(a)	11,475	9,397,579
1.45%, 06/01/27(a)	14,326	13,041,514
1.50%, 03/05/28	9,402	8,408,410
1.65%, 06/01/30(a)	14,056	11,979,707
2.00%, 03/05/31(a)	6,814	5,889,021
2.13%, 09/06/29(a)	10,427	9,342,040
2.25%, 01/05/32(a)	15,099	13,233,257
2.50%, 06/01/40(a)	9,851	7,898,517
2.50%, 03/15/51(a)	14,462	10,714,213
2.60%, 06/01/50(a)	12,308	9,330,909
2.75%, 06/01/60(a)	8,300	6,148,880
2.88%, 05/05/41	7,243	6,055,173
3.00%, 03/05/51(a)	18,036	14,822,120
3.38%, 03/25/27(a)	10,534	10,512,601
3.45%, 03/25/30(a)	14,457	14,103,577

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)(a)	$8,953	$7,427,822
3.15%, 08/01/29 (Call 05/01/29)(a)	10,687	9,822,612
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	5,878	5,503,494
2.00%, 04/29/30 (Call 01/29/30)(a)	9,475	8,246,465
2.13%, 04/29/32 (Call 01/29/32)(a)	8,817	7,513,230
2.38%, 10/24/29 (Call 07/24/29)	9,761	8,804,569
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)(a)	11,092	10,156,741
3.80%, 05/01/50 (Call 11/01/49)	8,129	6,882,413
3.95%, 04/15/29 (Call 02/15/29)	8,391	8,189,256
4.05%, 04/15/32 (Call 01/15/32)(a)	9,874	9,466,645
4.50%, 04/15/52 (Call 10/15/51)	7,455	6,957,709
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)(a)	23,727	22,590,733
4.20%, 07/15/46 (Call 01/15/46)(a)	17,923	15,468,067
5.00%, 05/01/42	11,375	10,793,025
PepsiCo Inc.
1.40%, 02/25/31 (Call 11/25/30)(a)	6,551	5,414,677
1.63%, 05/01/30 (Call 02/01/30)	10,980	9,377,666
1.95%, 10/21/31 (Call 07/21/31)(a)	11,448	9,832,685
2.38%, 10/06/26 (Call 07/06/26)	10,868	10,376,931
2.63%, 07/29/29 (Call 04/29/29)(a)	8,477	7,925,581
2.63%, 10/21/41 (Call 04/21/41)	12,549	10,175,225
2.75%, 04/30/25 (Call 01/30/25)(a)	7,283	7,213,541
2.75%, 03/19/30 (Call 12/19/29)	14,204	13,122,174
2.75%, 10/21/51 (Call 04/21/51)(a)	10,539	8,282,461
2.85%, 02/24/26 (Call 11/24/25)(a)	7,752	7,606,211
2.88%, 10/15/49 (Call 04/15/49)	10,483	8,529,957
3.00%, 10/15/27 (Call 07/15/27)(a)	14,244	13,927,205
3.45%, 10/06/46 (Call 04/06/46)(a)	8,560	7,662,577
3.63%, 03/19/50 (Call 09/19/49)	9,356	8,688,254
4.45%, 04/14/46 (Call 10/14/45)(a)	1,127	1,183,257

		927,519,660

Biotechnology — 1.6%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	13,578	11,841,974
2.00%, 01/15/32 (Call 10/15/31)(a)	12,211	10,082,795
2.20%, 02/21/27 (Call 12/21/26)	17,631	16,338,662
2.30%, 02/25/31 (Call 11/25/30)(a)	11,519	9,908,610
2.45%, 02/21/30 (Call 11/21/29)(a)	13,516	11,932,141
2.60%, 08/19/26 (Call 05/19/26)(a)	10,223	9,750,778
2.77%, 09/01/53 (Call 03/01/53)(a)	9,439	6,527,232
2.80%, 08/15/41 (Call 02/15/41)	12,043	9,235,468
3.00%, 02/22/29 (Call 12/22/28)	4,388	4,114,581
3.00%, 01/15/52 (Call 07/15/51)(a)	13,019	9,449,171
3.13%, 05/01/25 (Call 02/01/25)(a)	5,773	5,705,436
3.15%, 02/21/40 (Call 08/21/39)	22,493	18,173,258
3.20%, 11/02/27 (Call 08/02/27)(a)	8,898	8,582,076
3.35%, 02/22/32 (Call 11/22/31)	10,934	10,089,438
3.38%, 02/21/50 (Call 08/21/49)	20,768	16,228,325
4.20%, 02/22/52 (Call 08/22/51)	12,887	11,609,146
4.40%, 05/01/45 (Call 11/01/44)(a)	21,198	19,753,040
4.40%, 02/22/62 (Call 08/22/61)	12,130	10,846,136
4.56%, 06/15/48 (Call 12/15/47)(a)	12,586	12,076,426
4.66%, 06/15/51 (Call 12/15/50)(a)	31,915	30,864,355
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)(a)	1,063	1,066,811
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)(a)	16,618	13,858,456

Security	Par (000)	Value

Biotechnology (continued)
3.15%, 05/01/50 (Call 11/01/49)	$17,654	$12,316,329
4.05%, 09/15/25 (Call 06/15/25)(a)	12,707	12,663,789
5.20%, 09/15/45 (Call 03/15/45)	10,941	10,908,808
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	9,074	7,878,628
1.65%, 10/01/30 (Call 07/01/30)(a)	13,101	10,879,573
2.60%, 10/01/40 (Call 04/01/40)	8,998	6,750,604
2.80%, 10/01/50 (Call 04/01/50)(a)	15,757	11,281,960
2.95%, 03/01/27 (Call 12/01/26)(a)	13,574	13,024,651
3.65%, 03/01/26 (Call 12/01/25)(a)	23,620	23,399,063
4.00%, 09/01/36 (Call 03/01/36)(a)	6,970	6,577,997
4.15%, 03/01/47 (Call 09/01/46)(a)	20,369	18,602,639
4.50%, 02/01/45 (Call 08/01/44)(a)	15,509	14,683,549
4.60%, 09/01/35 (Call 03/01/35)(a)	7,974	8,063,886
4.75%, 03/01/46 (Call 09/01/45)	21,181	20,993,800
4.80%, 04/01/44 (Call 10/01/43)	16,561	16,254,643
5.65%, 12/01/41 (Call 06/01/41)(a)	10,310	11,338,954
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	16,242	13,205,914
2.80%, 09/15/50 (Call 03/15/50)	7,570	5,373,055
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	5,410	4,924,178
1.75%, 09/02/27 (Call 07/02/27)	11,814	10,384,169
2.20%, 09/02/30 (Call 06/02/30)(a)	7,556	6,311,044
3.30%, 09/02/40 (Call 03/02/40)(a)	7,174	5,606,200
3.55%, 09/02/50 (Call 03/02/50)	13,420	9,869,616

		519,327,364

Building Materials — 0.2%
Carrier Global Corp.
2.49%, 02/15/27 (Call 12/15/26)(a)	2,313	2,151,527
2.70%, 02/15/31 (Call 11/15/30)(a)	7,641	6,657,446
2.72%, 02/15/30 (Call 11/15/29)(a)	24,533	21,662,921
3.38%, 04/05/40 (Call 10/05/39)(a)	14,566	11,997,269
3.58%, 04/05/50 (Call 10/05/49)(a)	19,891	16,019,720
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	7,765	6,559,919
3.20%, 07/15/51 (Call 01/15/51)(a)	9,783	7,266,526

		72,315,328

Chemicals — 1.0%
Air Products and Chemicals Inc.
2.05%, 05/15/30 (Call 02/15/30)	10,322	9,015,429
2.70%, 05/15/40 (Call 11/15/39)	9,135	7,413,016
2.80%, 05/15/50 (Call 11/15/49)	8,339	6,466,034
CF Industries Inc.
4.95%, 06/01/43	7,525	7,210,486
5.15%, 03/15/34(a)	7,796	8,031,139
5.38%, 03/15/44	8,168	8,301,116
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)(a)	4,627	3,925,907
3.60%, 11/15/50 (Call 05/15/50)	11,336	9,297,924
3.63%, 05/15/26 (Call 03/15/26)	7,109	7,051,416
4.38%, 11/15/42 (Call 05/15/42)(a)	8,818	8,292,784
4.80%, 05/15/49 (Call 11/15/48)	7,041	6,960,211
5.25%, 11/15/41 (Call 05/15/41)(a)	8,474	8,770,918
5.55%, 11/30/48 (Call 05/30/48)(a)	8,221	8,981,275
7.38%, 11/01/29(a)	9,608	11,427,529
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	19,126	19,499,967
4.73%, 11/15/28 (Call 08/15/28)(a)	19,312	19,939,497

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
5.32%, 11/15/38 (Call 05/15/38)(a)	$15,947	$16,733,430
5.42%, 11/15/48 (Call 05/15/48)	21,979	23,446,536
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	8,551	8,038,592
Ecolab Inc.
2.70%, 11/01/26 (Call 08/01/26)(a)	7,876	7,612,654
2.70%, 12/15/51 (Call 06/15/51)(a)	8,492	6,452,462
International Flavors & Fragrances Inc., 5.00%, 09/26/48 (Call 03/26/48)(a)	4,934	4,821,593
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)(a)	9,510	9,150,496
5.25%, 07/15/43(a)	7,752	7,862,301
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)(a)	9,682	7,791,379
3.63%, 04/01/51 (Call 10/01/50)	9,486	7,559,711
4.20%, 10/15/49 (Call 04/15/49)(a)	10,162	8,889,390
4.20%, 05/01/50 (Call 11/01/49)(a)	9,767	8,526,917
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	8,298	7,559,114
Nutrien Ltd.
4.20%, 04/01/29 (Call 01/01/29)(a)	9,367	9,374,992
5.00%, 04/01/49 (Call 10/01/48)(a)	7,364	7,808,951
Sherwin-Williams Co. (The)
2.95%, 08/15/29 (Call 05/15/29)(a)	8,626	7,946,876
3.45%, 06/01/27 (Call 03/01/27)(a)	12,721	12,332,845
4.50%, 06/01/47 (Call 12/01/46)(a)	14,980	14,349,120
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	6,984	6,896,717

		333,738,724

Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	13,274	10,897,963
1.70%, 05/15/28 (Call 03/15/28)	10,226	9,198,810
3.38%, 09/15/25 (Call 06/15/25)(a)	6,722	6,755,814
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)(a)	9,780	8,197,435
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	15,793	14,166,517
2.15%, 01/15/27 (Call 12/15/26)	10,782	9,776,514
2.90%, 05/15/30 (Call 02/15/30)	11,314	9,932,369
2.90%, 11/15/31 (Call 08/15/31)(a)	9,656	8,261,932
3.20%, 08/15/29 (Call 05/15/29)(a)	11,613	10,533,299
4.15%, 08/15/49 (Call 02/15/49)(a)	7,626	6,612,330
4.80%, 04/01/26 (Call 01/01/26)(a)	7,673	7,844,389
Massachusetts Institute of Technology, 5.60%,	6,593	8,175,663
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(a)	4,372	4,135,617
2.30%, 06/01/30 (Call 03/01/30)(a)	12,210	10,683,816
2.65%, 10/01/26 (Call 08/01/26)(a)	16,578	15,873,264
2.85%, 10/01/29 (Call 07/01/29)(a)	14,924	13,693,424
3.25%, 06/01/50 (Call 12/01/49)(a)	9,632	7,632,026
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)(a)	14,125	12,263,843
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(c)	7,238	6,820,646
2.70%, 03/01/29 (Call 01/01/29)(c)	14,300	13,127,529
2.90%, 03/01/32 (Call 12/01/31)(c)	14,951	13,506,131
3.70%, 03/01/52 (Call 09/01/51)(c)	11,744	10,288,937
4.25%, 05/01/29 (Call 02/01/29)(c)	13,072	13,136,610

Security	Par (000)	Value

Commercial Services (continued)
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)(a)	$2,573	$2,587,063

		234,101,941

Computers — 3.2%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	11,516	10,593,404
0.70%, 02/08/26 (Call 01/08/26)	22,174	20,249,379
1.13%, 05/11/25 (Call 04/11/25)(a)	14,729	13,892,030
1.25%, 08/20/30 (Call 05/20/30)	11,917	9,846,543
1.40%, 08/05/28 (Call 06/05/28)	16,022	14,064,097
1.65%, 05/11/30 (Call 02/11/30)	18,424	15,804,349
1.65%, 02/08/31 (Call 11/08/30)	26,830	22,709,105
1.70%, 08/05/31 (Call 05/05/31)(a)	8,326	7,029,982
2.05%, 09/11/26 (Call 07/11/26)	17,860	16,924,683
2.20%, 09/11/29 (Call 06/11/29)	14,555	13,219,100
2.38%, 02/08/41 (Call 08/08/40)(a)	13,866	10,877,749
2.40%, 08/20/50 (Call 02/20/50)(a)	10,782	7,812,068
2.45%, 08/04/26 (Call 05/04/26)(a)	19,329	18,657,520
2.55%, 08/20/60 (Call 02/20/60)(a)	16,176	11,325,338
2.65%, 05/11/50 (Call 11/11/49)	26,007	19,742,983
2.65%, 02/08/51 (Call 08/08/50)(a)	28,189	21,317,018
2.70%, 08/05/51 (Call 02/05/51)(a)	18,749	14,318,094
2.80%, 02/08/61 (Call 08/08/60)	15,501	11,396,304
2.85%, 08/05/61 (Call 02/05/61)	12,972	9,663,713
2.90%, 09/12/27 (Call 06/12/27)(a)	20,623	19,927,479
2.95%, 09/11/49 (Call 03/11/49)(a)	15,059	12,170,238
3.00%, 06/20/27 (Call 03/20/27)(a)	8,698	8,462,665
3.00%, 11/13/27 (Call 08/13/27)	13,026	12,689,683
3.20%, 05/13/25	12,087	12,130,727
3.20%, 05/11/27 (Call 02/11/27)	19,607	19,341,300
3.25%, 02/23/26 (Call 11/23/25)(a)	28,832	28,739,582
3.35%, 02/09/27 (Call 11/09/26)	19,676	19,588,503
3.45%, 02/09/45	18,562	16,490,837
3.75%, 09/12/47 (Call 03/12/47)	11,378	10,545,051
3.75%, 11/13/47 (Call 05/13/47)	11,691	10,968,398
3.85%, 05/04/43	24,312	23,011,169
3.85%, 08/04/46 (Call 02/04/46)	19,321	18,368,977
4.25%, 02/09/47 (Call 08/09/46)(a)	10,255	10,223,724
4.38%, 05/13/45	16,960	17,163,160
4.45%, 05/06/44(a)	9,893	10,133,796
4.50%, 02/23/36 (Call 08/23/35)	8,870	9,375,138
4.65%, 02/23/46 (Call 08/23/45)(a)	37,878	39,989,740
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(c)	11,273	8,499,310
3.45%, 12/15/51 (Call 06/15/51)(a)(c)	11,962	8,470,564
4.90%, 10/01/26 (Call 08/01/26)	17,463	17,819,987
5.30%, 10/01/29 (Call 07/01/29)	17,234	17,660,197
5.85%, 07/15/25 (Call 06/15/25)	4,597	4,827,614
6.02%, 06/15/26 (Call 03/15/26)	43,706	46,223,020
6.20%, 07/15/30 (Call 04/15/30)	12,234	13,219,893
8.10%, 07/15/36 (Call 01/15/36)	7,877	9,666,333
8.35%, 07/15/46 (Call 01/15/46)(a)	7,734	10,357,627
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)(a)	9,127	8,412,001
4.90%, 10/15/25 (Call 07/15/25)(a)	23,121	23,853,194
6.20%, 10/15/35 (Call 04/15/35)(a)	9,471	10,305,308
6.35%, 10/15/45 (Call 04/15/45)(a)	17,882	18,957,711
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(a)	10,125	9,114,846
2.20%, 06/17/25 (Call 05/17/25)	6,087	5,779,062

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.65%, 06/17/31 (Call 03/17/31)	$11,506	$9,514,041
3.00%, 06/17/27 (Call 04/17/27)(a)	10,466	9,823,251
3.40%, 06/17/30 (Call 03/17/30)(a)	6,818	6,117,845
4.00%, 04/15/29 (Call 02/15/29)	13,752	13,070,058
4.20%, 04/15/32 (Call 01/15/32)	12,368	11,353,243
6.00%, 09/15/41	12,059	12,581,338
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)(a)	12,995	11,789,554
1.95%, 05/15/30 (Call 02/15/30)(a)	14,193	12,151,504
2.95%, 05/15/50 (Call 11/15/49)	8,705	6,627,359
3.30%, 05/15/26(a)	25,194	24,866,188
3.45%, 02/19/26(a)	12,611	12,521,555
3.50%, 05/15/29(a)	29,293	28,314,930
4.00%, 06/20/42	9,750	8,939,782
4.15%, 05/15/39	17,295	16,430,253
4.25%, 05/15/49(a)	29,124	27,437,155
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(a)	11,960	9,859,919
4.38%, 05/15/30 (Call 02/15/30)(a)	10,453	10,107,341
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)	5,803	5,471,841
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	18,643	18,526,481

		1,037,433,931

Cosmetics & Personal Care — 0.5%
GlaxoSmithKline LLC
3.63%, 03/24/32 (Call 12/24/31)(c)	20,398	19,146,842
4.00%, 03/24/52 (Call 09/24/51)(c)	11,051	9,962,874
GSK Consumer Healthcare Capital US LLC.
3.38%, 03/24/27 (Call 02/24/27)(c)	10,159	9,834,667
3.38%, 03/24/29 (Call 01/24/29)(c)	11,278	10,659,487
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	8,022	7,350,632
1.00%, 04/23/26(a)	8,180	7,471,214
1.20%, 10/29/30	13,421	11,035,443
1.90%, 02/01/27(a)	5,460	5,140,015
1.95%, 04/23/31(a)	6,855	5,993,579
2.30%, 02/01/32	7,033	6,286,147
2.45%, 11/03/26	11,184	10,784,580
2.85%, 08/11/27(a)	10,769	10,445,232
3.00%, 03/25/30(a)	14,959	14,236,132
Unilever Capital Corp.
1.75%, 08/12/31 (Call 05/12/31)	7,387	6,173,673
2.13%, 09/06/29 (Call 06/06/29)(a)	7,602	6,776,791
2.90%, 05/05/27 (Call 02/05/27)(a)	10,377	10,034,568
3.50%, 03/22/28 (Call 12/22/27)(a)	13,284	13,097,319
5.90%, 11/15/32(a)	10,087	11,719,779

		176,148,974

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)(a)	13,492	11,997,297
2.45%, 10/29/26 (Call 09/29/26)	31,089	27,662,010
3.00%, 10/29/28 (Call 08/29/28)	34,178	29,666,210
3.30%, 01/30/32 (Call 10/30/31)	35,297	29,359,625
3.40%, 10/29/33 (Call 07/29/33)(a)	16,499	13,477,776
3.65%, 07/21/27 (Call 04/21/27)(a)	9,874	9,226,684
3.85%, 10/29/41 (Call 04/29/41)(a)	15,388	11,883,212
6.50%, 07/15/25 (Call 06/15/25)(a)	8,845	9,185,342
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)(a)	19,153	17,069,816

Security	Par (000)	Value

Diversified Financial Services (continued)
2.20%, 01/15/27 (Call 12/15/26)	$7,961	$7,109,440
2.88%, 01/15/26 (Call 12/15/25)(a)	16,914	15,853,976
2.88%, 01/15/32 (Call 10/15/31)(a)	5,229	4,316,338
3.13%, 12/01/30 (Call 09/01/30)(a)	5,446	4,696,712
3.38%, 07/01/25 (Call 06/01/25)(a)	5,244	5,067,231
3.75%, 06/01/26 (Call 04/01/26)(a)	10,379	10,009,838
Ally Financial Inc.
2.20%, 11/02/28 (Call 09/02/28)(a)	14,977	13,025,048
5.80%, 05/01/25 (Call 04/01/25)(a)	879	918,854
8.00%, 11/01/31	19,485	23,301,089
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	16,116	14,735,663
2.55%, 03/04/27 (Call 02/01/27)(a)	11,938	11,244,516
3.13%, 05/20/26 (Call 04/20/26)	16,786	16,465,048
4.05%, 05/03/29	6,295	6,247,478
4.05%, 12/03/42(a)	9,515	9,000,566
4.20%, 11/06/25 (Call 10/06/25)(a)	9,123	9,324,602
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	8,519	6,749,485
3.90%, 01/25/28 (Call 10/25/27)	12,353	12,015,147
4.35%, 04/15/30 (Call 01/15/30)	9,717	9,602,799
4.70%, 09/20/47 (Call 03/20/47)(a)	8,787	8,322,094
4.85%, 03/29/29 (Call 12/29/28)(a)	10,490	10,727,099
Capital One Financial Corp.
3.65%, 05/11/27 (Call 04/11/27)(a)	9,712	9,431,522
3.75%, 07/28/26 (Call 06/28/26)(a)	17,404	17,023,133
3.75%, 03/09/27 (Call 02/09/27)(a)	11,654	11,354,844
3.80%, 01/31/28 (Call 12/31/27)(a)	16,406	15,792,519
4.20%, 10/29/25 (Call 09/29/25)	14,649	14,617,105
4.25%, 04/30/25 (Call 03/31/25)(a)	5,487	5,501,541
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(a)	17,794	16,102,164
1.15%, 05/13/26 (Call 04/13/26)	11,796	10,693,522
1.65%, 03/11/31 (Call 12/11/30)	4,152	3,374,232
1.95%, 12/01/31 (Call 09/01/31)(a)	10,414	8,574,359
2.00%, 03/20/28 (Call 01/20/28)(a)	14,895	13,433,549
2.30%, 05/13/31 (Call 02/13/31)(a)	9,453	8,119,856
2.45%, 03/03/27 (Call 02/03/27)	4,200	3,957,518
2.90%, 03/03/32 (Call 12/03/31)	18,336	16,412,189
3.85%, 05/21/25 (Call 03/21/25)	6,682	6,761,543
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	12,702	11,316,209
5.30%, 09/15/43 (Call 03/15/43)(a)	8,105	9,047,475
Corebridge Financial Inc., 3.65%, 04/05/27	8,561	8,288,004
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)(a)	11,801	11,676,753
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	15,721	12,707,929
2.10%, 06/15/30 (Call 03/15/30)(a)	12,077	10,443,471
2.65%, 09/15/40 (Call 03/15/40)(a)	14,376	11,056,777
3.00%, 06/15/50 (Call 12/15/49)(a)	12,074	9,270,398
3.00%, 09/15/60 (Call 03/15/60)	12,672	9,165,038
3.75%, 12/01/25 (Call 09/01/25)(a)	16,775	16,825,709
4.25%, 09/21/48 (Call 03/21/48)(a)	11,763	11,336,072
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	13,375	11,006,947
4.15%, 01/23/30(a)	10,855	10,316,412
4.85%, 01/15/27(a)	7,372	7,563,095

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 11/18/31 (Call 08/18/31)	$12,330	$10,605,215
2.95%, 11/21/26 (Call 08/21/26)(a)	9,555	9,368,849
2.95%, 06/01/29 (Call 03/01/29)(a)	9,659	9,189,629
3.30%, 03/26/27 (Call 01/26/27)(a)	11,922	11,822,991
3.35%, 03/26/30 (Call 12/26/29)(a)	10,130	9,798,592
3.65%, 06/01/49 (Call 12/01/48)	8,910	8,096,550
3.85%, 03/26/50 (Call 09/26/49)(a)	19,143	18,164,940
Nomura Holdings Inc.
1.65%, 07/14/26	15,989	14,355,051
1.85%, 07/16/25	9,580	8,914,236
2.17%, 07/14/28	12,776	11,110,739
2.33%, 01/22/27(a)	12,213	11,113,632
2.61%, 07/14/31(a)	9,261	7,792,252
2.68%, 07/16/30(a)	8,829	7,598,942
3.00%, 01/22/32(a)	7,599	6,559,506
3.10%, 01/16/30(a)	14,366	12,883,650
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)(a)	7,016	6,191,095
4.95%, 07/15/46(a)	8,506	8,786,365
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	13,653	11,129,300
3.95%, 12/01/27 (Call 09/01/27)(a)	11,071	10,572,868
4.50%, 07/23/25 (Call 04/23/25)	4,413	4,431,995
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)(a)	7,447	5,942,837
1.90%, 04/15/27 (Call 02/15/27)(a)	15,863	14,753,267
2.00%, 08/15/50 (Call 02/15/50)(a)	16,800	11,274,515
2.05%, 04/15/30 (Call 01/15/30)(a)	16,237	14,384,191
2.70%, 04/15/40 (Call 10/15/39)	11,684	9,550,221
2.75%, 09/15/27 (Call 06/15/27)(a)	9,448	9,155,121
3.15%, 12/14/25 (Call 09/14/25)(a)	38,989	38,732,807
3.65%, 09/15/47 (Call 03/15/47)	8,935	8,136,574
4.15%, 12/14/35 (Call 06/14/35)	13,371	13,456,326
4.30%, 12/14/45 (Call 06/14/45)(a)	33,923	34,061,134

		1,027,364,270

Electric — 2.8%
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)(a)	10,130	9,087,707
2.45%, 01/15/31 (Call 10/15/30)(a)	7,727	6,402,830
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)(a)	4,797	4,490,061
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)(a)	6,624	6,435,078
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	15,165	11,025,496
3.70%, 07/15/30 (Call 04/15/30)	9,651	9,331,476
3.80%, 07/15/48 (Call 01/15/48)(a)	8,956	7,808,399
4.25%, 10/15/50 (Call 04/15/50)(a)	8,709	8,126,971
4.45%, 01/15/49 (Call 07/15/48)(a)	9,375	9,049,131
4.50%, 02/01/45 (Call 08/01/44)	8,637	8,140,374
4.60%, 05/01/53(c)	6,574	6,462,251
5.15%, 11/15/43 (Call 05/15/43)	6,945	7,118,260
6.13%, 04/01/36	15,516	17,600,253
Commonwealth Edison Co., 4.00%, 03/01/48 (Call 09/01/47)(a)	5,117	4,735,454
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)(a)	7,158	6,726,304
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)(a)	7,715	6,693,321
3.60%, 06/15/61 (Call 12/15/60)(a)	6,463	5,228,038
4.45%, 03/15/44 (Call 09/15/43)	8,416	7,999,699

Security	Par (000)	Value

Electric (continued)
4.63%, 12/01/54 (Call 06/01/54)	$8,578	$8,254,104
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	7,797	7,052,144
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)(a)	980	960,628
5.60%, 06/15/42 (Call 12/15/41)(a)	4,869	4,773,352
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)(a)	8,249	8,282,342
Series C, 2.25%, 08/15/31 (Call 05/15/31)(a)	7,737	6,493,568
Series C, 3.38%, 04/01/30 (Call 01/01/30)	8,484	7,873,620
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)(a)	2,995	2,758,261
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)(a)	8,676	7,098,538
5.30%, 02/15/40	8,235	8,901,311
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)(a)	6,965	6,059,951
2.55%, 06/15/31 (Call 03/15/31)(a)	8,762	7,487,026
2.65%, 09/01/26 (Call 06/01/26)(a)	13,837	13,081,766
3.15%, 08/15/27 (Call 05/15/27)(a)	5,598	5,359,095
3.30%, 06/15/41 (Call 12/15/40)(a)	7,875	6,373,974
3.50%, 06/15/51 (Call 12/15/50)(a)	7,752	6,068,753
3.75%, 09/01/46 (Call 03/01/46)	15,059	12,495,909
Duke Energy Florida LLC, 6.40%, 06/15/38(a)	8,158	9,865,415
Emera U.S. Finance LP
3.55%, 06/15/26 (Call 03/15/26)(a)	12,572	12,263,649
4.75%, 06/15/46 (Call 12/15/45)(a)	14,140	13,155,438
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	4,498	4,066,075
2.95%, 09/01/26 (Call 06/01/26)	11,869	11,464,013
Entergy Louisiana LLC, 4.20%, 09/01/48 (Call 03/01/48)	9,874	9,427,291
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)(a)	6,789	6,165,857
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)(a)	12,423	12,135,852
3.95%, 06/15/25 (Call 03/15/25)(a)	4,377	4,402,832
4.05%, 04/15/30 (Call 01/15/30)(a)	10,980	10,733,757
4.45%, 04/15/46 (Call 10/15/45)(a)	8,138	7,684,744
4.70%, 04/15/50 (Call 10/15/49)(a)	9,036	8,836,220
Exelon Generation Co. LLC, 6.25%, 10/01/39	11,779	12,351,657
Florida Power & Light Co.
2.45%, 02/03/32 (Call 11/03/31)	5,730	5,026,712
2.88%, 12/04/51 (Call 06/04/51)	9,846	7,728,585
3.15%, 10/01/49 (Call 04/01/49)(a)	7,515	6,230,043
3.95%, 03/01/48 (Call 09/01/47)(a)	10,491	9,984,827
Georgia Power Co.
4.30%, 03/15/42(a)	10,038	9,107,134
Series A, 3.25%, 03/15/51 (Call 09/15/50)(a)	8,474	6,504,823
MidAmerican Energy Co.
3.65%, 04/15/29 (Call 01/15/29)(a)	5,739	5,651,809
4.25%, 07/15/49 (Call 01/15/49)(a)	8,386	8,167,559
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)(a)	22,646	20,705,260
1.90%, 06/15/28 (Call 04/15/28)	13,626	12,035,377
2.25%, 06/01/30 (Call 03/01/30)(a)	15,906	13,593,002
2.44%, 01/15/32 (Call 10/15/31)(a)	13,006	11,024,325
2.75%, 11/01/29 (Call 08/01/29)(a)	8,635	7,722,989
3.55%, 05/01/27 (Call 02/01/27)(a)	15,590	15,251,077
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(a)	6,941	5,996,618
2.50%, 02/01/31 (Call 11/01/30)(a)	21,118	16,728,132

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.00%, 06/15/28 (Call 04/15/28)(a)	$7,583	$6,786,104
3.15%, 01/01/26	18,363	17,277,953
3.25%, 06/01/31 (Call 03/01/31)	9,562	7,993,029
3.30%, 12/01/27 (Call 09/01/27)(a)	9,107	8,279,160
3.30%, 08/01/40 (Call 02/01/40)(a)	8,498	6,188,274
3.45%, 07/01/25	6,015	5,775,747
3.50%, 08/01/50 (Call 02/01/50)(a)	18,322	12,765,260
3.75%, 07/01/28(a)	7,652	7,028,775
3.95%, 12/01/47 (Call 06/01/47)	8,398	6,166,280
4.50%, 07/01/40 (Call 01/01/40)	18,968	15,593,438
4.55%, 07/01/30 (Call 01/01/30)	30,153	27,897,443
4.95%, 07/01/50 (Call 01/01/50)	30,378	25,381,822
PacifiCorp., 2.90%, 06/15/52 (Call 12/15/51)(a)	8,403	6,447,895
Public Service Co. of Colorado, 1.88%, 06/15/31 (Call 12/15/30)(a)	4,495	3,783,439
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)(a)	6,835	5,767,571
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)(a)	4,293	3,556,861
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	9,798	7,629,147
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	9,237	8,849,647
3.40%, 02/01/28 (Call 11/01/27)(a)	10,293	9,878,779
3.80%, 02/01/38 (Call 08/01/37)(a)	9,535	8,637,607
4.00%, 02/01/48 (Call 08/01/47)	4,106	3,617,991
6.00%, 10/15/39	10,094	11,415,236
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)(a)	13,184	10,556,707
4.00%, 04/01/47 (Call 10/01/46)(a)	14,370	12,305,232
4.65%, 10/01/43 (Call 04/01/43)(a)	6,023	5,737,036
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	8,356	6,017,362
Series C, 4.13%, 03/01/48 (Call 09/01/47)(a)	11,932	10,310,619
Series E, 3.70%, 08/01/25 (Call 06/01/25)(a)	4,767	4,761,775
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	20,369	19,765,809
4.40%, 07/01/46 (Call 01/01/46)(a)	18,584	16,966,508
Series A, 3.70%, 04/30/30 (Call 01/30/30)(a)	7,647	7,227,569
Series B, 4.00%, 01/15/51 (Call 10/15/25)(a)(b)	10,846	10,265,110
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	8,295	5,799,874
2.95%, 11/15/51 (Call 05/15/51)(a)	8,631	6,699,048
Series A, 3.15%, 01/15/26 (Call 10/15/25)(a)	9,934	9,734,019
Series A, 3.50%, 03/15/27 (Call 12/15/26)(a)	7,254	7,144,248

		895,854,891

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10,040	8,952,082
2.00%, 12/21/28 (Call 10/21/28)	9,265	8,292,317
2.20%, 12/21/31 (Call 09/21/31)(a)	6,422	5,570,742
2.80%, 12/21/51 (Call 06/21/51)(a)	10,464	8,016,771

		30,831,912

Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)(a)	11,799	9,912,876
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)(a)	8,313	6,905,007
2.80%, 02/15/30 (Call 11/15/29)(a)	7,421	6,651,510
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	9,820	8,785,153

Security	Par (000)	Value

Electronics (continued)
1.35%, 06/01/25 (Call 05/01/25)	$9,767	$9,248,039
1.75%, 09/01/31 (Call 06/01/31)(a)	13,051	10,984,172
1.95%, 06/01/30 (Call 03/01/30)	7,084	6,191,706
2.50%, 11/01/26 (Call 08/01/26)(a)	10,945	10,519,273
2.70%, 08/15/29 (Call 05/15/29)(a)	7,220	6,741,495
2.80%, 06/01/50 (Call 12/01/49)(a)	7,930	6,422,111

		82,361,342

Entertainment — 0.7%
Magallanes Inc.
3.76%, 03/15/27 (Call 02/15/27)(c)	50,793	48,986,984
4.05%, 03/15/29 (Call 01/15/29)(c)	17,637	16,803,733
4.28%, 03/15/32 (Call 12/15/31)(c)	44,684	41,460,693
5.05%, 03/15/42 (Call 09/15/41)(c)	48,086	43,853,735
5.14%, 03/15/52 (Call 09/15/51)(c)	63,700	56,994,052
5.39%, 03/15/62 (Call 09/15/61)(c)	24,854	22,124,879

		230,224,076

Environmental Control — 0.1%
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)(a)	10,741	8,638,651
3.95%, 05/15/28 (Call 02/15/28)(a)	8,366	8,344,519
Waste Connections Inc., 2.95%, 01/15/52 (Call 07/15/51)(a)	9,153	6,830,562
Waste Management Inc.
1.50%, 03/15/31 (Call 12/15/30)(a)	8,174	6,636,002
3.15%, 11/15/27 (Call 08/15/27)(a)	9,292	9,006,774

		39,456,508

Food — 1.3%
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	7,275	7,232,132
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	12,673	10,766,726
4.60%, 11/01/25 (Call 09/01/25)	9,638	9,753,068
4.85%, 11/01/28 (Call 08/01/28)(a)	13,606	13,683,722
5.30%, 11/01/38 (Call 05/01/38)(a)	9,889	9,828,387
5.40%, 11/01/48 (Call 05/01/48)	11,258	11,265,035
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	9,940	9,043,577
3.20%, 02/10/27 (Call 11/10/26)(a)	7,784	7,591,769
4.20%, 04/17/28 (Call 01/17/28)	15,840	15,969,350
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)(a)	7,627	6,768,533
1.80%, 06/11/30 (Call 03/11/30)	7,759	6,578,055
Kellogg Co., 3.25%, 04/01/26(a)	11,587	11,378,762
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)	17,214	16,442,866
3.88%, 05/15/27 (Call 02/15/27)(a)	13,263	12,982,803
4.38%, 06/01/46 (Call 12/01/45)(a)	26,038	22,872,300
4.88%, 10/01/49 (Call 04/01/49)	14,050	13,118,204
5.00%, 06/04/42(a)	13,862	13,341,555
5.20%, 07/15/45 (Call 01/15/45)(a)	16,364	15,935,271
5.50%, 06/01/50 (Call 12/01/49)	7,623	7,714,476
6.88%, 01/26/39	7,338	8,407,041
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	10,656	10,109,278
3.95%, 01/15/50 (Call 07/15/49)	7,989	7,069,942
4.45%, 02/01/47 (Call 08/01/46)	9,903	9,342,466
McCormick & Co. Inc./MD, 3.40%, 08/15/27 (Call 05/15/27)(a)	10,428	10,142,327
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	5,333	5,042,573

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
2.63%, 03/17/27 (Call 02/17/27)	$4,614	$4,353,137
2.63%, 09/04/50 (Call 03/04/50)	10,127	7,133,953
2.75%, 04/13/30 (Call 01/13/30)	8,582	7,688,633
3.00%, 03/17/32 (Call 12/17/31)	3,271	2,924,400
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)(a)	8,556	6,285,003
3.25%, 07/15/27 (Call 04/15/27)(a)	6,017	5,784,510
3.30%, 07/15/26 (Call 04/15/26)(a)	11,177	10,893,679
3.75%, 10/01/25 (Call 07/01/25)(a)	7,817	7,832,640
5.95%, 04/01/30 (Call 01/01/30)(a)	11,824	12,933,022
6.60%, 04/01/50 (Call 10/01/49)(a)	11,457	13,645,883
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	11,508	11,285,312
4.00%, 03/01/26 (Call 01/01/26)	9,987	10,030,222
4.35%, 03/01/29 (Call 12/01/28)(a)	9,832	9,931,649
4.55%, 06/02/47 (Call 12/02/46)(a)	9,678	9,288,810
5.10%, 09/28/48 (Call 03/28/48)(a)	15,075	15,642,972

		408,034,043

Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44 (Call 04/15/44)	7,602	7,044,494
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	8,753	7,932,786
1.70%, 02/15/31 (Call 11/15/30)	9,458	7,463,087
2.95%, 09/01/29 (Call 06/01/29)	7,431	6,703,487
3.49%, 05/15/27 (Call 02/15/27)(a)	9,775	9,491,448
3.60%, 05/01/30 (Call 02/01/30)(a)	8,334	7,775,150
3.95%, 03/30/48 (Call 09/30/47)(a)	8,099	6,844,748
4.38%, 05/15/47 (Call 11/15/46)(a)	9,057	8,153,562
4.80%, 02/15/44 (Call 08/15/43)(a)	9,198	8,579,404

		69,988,166

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)(a)	10,279	9,054,425
2.75%, 11/15/50 (Call 05/15/50)(a)	7,412	5,367,176

		14,421,601

Health Care - Products — 0.9%
Abbott Laboratories
3.75%, 11/30/26 (Call 08/30/26)(a)	14,171	14,314,474
4.75%, 11/30/36 (Call 05/30/36)(a)	16,457	17,683,703
4.90%, 11/30/46 (Call 05/30/46)	30,936	33,730,150
Baxter International Inc.
1.92%, 02/01/27 (Call 01/01/27)(a)(c)	21,568	19,617,852
2.27%, 12/01/28 (Call 10/01/28)(c)	15,766	14,010,901
2.54%, 02/01/32 (Call 11/01/31)(a)(c)	13,428	11,466,361
2.60%, 08/15/26 (Call 05/15/26)(a)	2,373	2,246,770
3.13%, 12/01/51 (Call 06/01/51)(a)(c)	9,443	7,039,672
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	12,212	10,863,269
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10,724	7,613,083
2.80%, 12/10/51 (Call 06/10/51)(a)	10,376	7,671,197
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	7,284	6,582,234
3.25%, 11/15/39 (Call 05/15/39)(a)	9,398	8,131,727
3.40%, 11/15/49 (Call 05/15/49)	8,891	7,382,116
Medtronic Inc.
4.38%, 03/15/35(a)	19,383	20,017,880
4.63%, 03/15/45(a)	17,053	17,993,950
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)(a)	12,582	11,531,733

Security	Par (000)	Value

Health Care - Products (continued)
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)(a)	$11,753	$9,969,481
3.38%, 11/01/25 (Call 08/01/25)(a)	6,656	6,604,110
3.50%, 03/15/26 (Call 12/15/25)(a)	7,754	7,662,818
4.63%, 03/15/46 (Call 09/15/45)(a)	9,882	9,828,523
Thermo Fisher Scientific Inc.
2.00%, 10/15/31 (Call 07/15/31)(a)	12,884	10,827,564
2.60%, 10/01/29 (Call 07/01/29)	10,109	9,206,358
2.80%, 10/15/41 (Call 04/15/41)	13,310	10,638,879
4.10%, 08/15/47 (Call 02/15/47)(a)	9,363	9,035,329
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31 (Call 08/24/31)(a)	8,494	7,280,659

		298,950,793

Health Care - Services — 2.2%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	9,705	8,359,363
6.63%, 06/15/36(a)	10,858	12,758,523
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)(a)	9,128	8,400,698
2.25%, 05/15/30 (Call 02/15/30)(a)	15,171	13,163,247
2.55%, 03/15/31 (Call 12/15/30)	9,512	8,362,373
2.88%, 09/15/29 (Call 06/15/29)	7,070	6,484,652
3.13%, 05/15/50 (Call 11/15/49)(a)	9,094	7,099,181
3.60%, 03/15/51 (Call 09/15/50)(a)	12,820	10,833,110
3.65%, 12/01/27 (Call 09/01/27)	14,883	14,573,426
3.70%, 09/15/49 (Call 03/15/49)	8,718	7,491,366
4.10%, 03/01/28 (Call 12/01/27)	11,585	11,573,328
4.38%, 12/01/47 (Call 06/01/47)	11,979	11,514,949
4.55%, 03/01/48 (Call 09/01/47)(a)	7,961	7,779,135
4.63%, 05/15/42(a)	7,637	7,543,614
4.65%, 01/15/43(a)	11,071	10,864,063
4.65%, 08/15/44 (Call 02/15/44)	7,710	7,579,605
Ascension Health
3.95%, 11/15/46(a)	6,547	6,292,901
Series B, 2.53%, 11/15/29 (Call 08/15/29)(a)	8,379	7,752,250
CommonSpirit Health
3.35%, 10/01/29 (Call 04/01/29)	8,749	8,183,355
4.19%, 10/01/49 (Call 04/01/49)	4,497	4,029,640
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)(a)	9,657	7,948,563
3.13%, 03/15/27 (Call 02/15/27)(a)(c)	7,972	7,497,641
3.50%, 07/15/51 (Call 01/15/51)	13,718	10,211,792
3.63%, 03/15/32 (Call 12/15/31)(a)(c)	22,011	19,743,469
4.13%, 06/15/29 (Call 03/15/29)	14,567	13,964,120
4.50%, 02/15/27 (Call 08/15/26)(a)	11,958	11,986,783
4.63%, 03/15/52 (Call 09/15/51)(a)(c)	15,332	13,421,107
5.13%, 06/15/39 (Call 12/15/38)	12,671	12,216,196
5.25%, 04/15/25	8,778	9,052,332
5.25%, 06/15/26 (Call 12/15/25)	14,222	14,646,487
5.25%, 06/15/49 (Call 12/15/48)	20,937	19,967,102
5.50%, 06/15/47 (Call 12/15/46)	14,125	13,926,725
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	14,019	12,355,319
2.15%, 02/03/32 (Call 11/03/31)(a)	7,578	6,244,094
3.70%, 03/23/29 (Call 02/23/29)	9,166	8,812,039
4.95%, 10/01/44 (Call 04/01/44)	7,834	8,061,577
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	12,017	11,727,639
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)(a)	8,805	7,342,998
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)(a)	10,289	8,213,550

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)(a)	$11,370	$8,844,761
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	10,492	10,117,984
Quest Diagnostics Inc., 2.95%, 06/30/30 (Call 03/30/30)	11,397	10,200,779
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	11,174	10,171,881
2.00%, 05/15/30(a)	11,939	10,366,432
2.30%, 05/15/31 (Call 02/15/31)(a)	11,971	10,468,367
2.75%, 05/15/40 (Call 11/15/39)	10,358	8,257,691
2.88%, 08/15/29	10,318	9,651,719
2.90%, 05/15/50 (Call 11/15/49)	12,036	9,330,166
2.95%, 10/15/27(a)	10,063	9,698,641
3.05%, 05/15/41 (Call 11/15/40)(a)	12,285	10,268,146
3.10%, 03/15/26(a)	13,214	13,027,003
3.13%, 05/15/60 (Call 11/15/59)(a)	8,785	6,736,048
3.25%, 05/15/51 (Call 11/15/50)(a)	21,821	18,076,521
3.45%, 01/15/27(a)	8,260	8,231,133
3.50%, 08/15/39 (Call 02/15/39)(a)	11,898	10,715,797
3.70%, 08/15/49 (Call 02/15/49)(a)	11,564	10,359,217
3.75%, 07/15/25	14,317	14,468,898
3.75%, 10/15/47 (Call 04/15/47)	8,152	7,303,550
3.85%, 06/15/28	10,661	10,676,289
3.88%, 12/15/28(a)	8,711	8,728,599
3.88%, 08/15/59 (Call 02/15/59)(a)	11,269	10,091,462
4.20%, 01/15/47 (Call 07/15/46)	8,085	7,825,785
4.25%, 03/15/43 (Call 09/15/42)(a)	8,353	8,144,252
4.25%, 06/15/48 (Call 12/15/47)(a)	15,141	14,661,560
4.45%, 12/15/48 (Call 06/15/48)(a)	8,604	8,579,556
4.63%, 07/15/35	8,399	8,670,937
4.75%, 07/15/45	17,404	18,172,552
5.80%, 03/15/36(a)	10,884	12,487,579
6.88%, 02/15/38	11,723	15,059,249
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(a)(c)	10,800	9,087,245

		726,458,111

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(a)	12,978	11,478,033
2.88%, 06/15/28 (Call 04/15/28)	15,649	13,537,845
3.25%, 07/15/25 (Call 06/15/25)	11,181	10,646,377
3.88%, 01/15/26 (Call 12/15/25)	14,270	13,707,151
Blackstone Private Credit Fund
2.63%, 12/15/26 (Call 11/15/26)(c)	11,057	9,685,760
3.25%, 03/15/27 (Call 02/15/27)(c)	13,436	12,052,675
Blackstone Secured Lending Fund, 3.63%, 01/15/26 (Call 12/15/25)(a)	8,395	8,034,594
FS KKR Capital Corp.
3.13%, 10/12/28 (Call 08/12/28)(a)	9,594	8,337,296
3.40%, 01/15/26 (Call 12/15/25)(a)	10,310	9,688,650
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	8,836	7,514,695
3.40%, 07/15/26 (Call 06/15/26)(a)	9,459	8,723,544

		113,406,620

Home Builders — 0.0%
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)(a)	9,235	9,255,139

Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30 (Call 12/26/29)(a)	8,537	8,082,827

Security	Par (000)	Value

Insurance — 1.8%
Aflac Inc., 3.60%, 04/01/30 (Call 01/01/30)(a)	$8,467	$8,250,009
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(a)	12,638	12,155,760
3.90%, 04/01/26 (Call 01/01/26)	14,174	14,105,585
4.38%, 06/30/50 (Call 12/30/49)(a)	7,954	7,657,911
4.75%, 04/01/48 (Call 10/01/47)(a)	10,082	10,363,539
4.80%, 07/10/45 (Call 01/10/45)(a)	8,298	8,291,523
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	10,570	9,389,940
3.75%, 05/02/29 (Call 02/02/29)(a)	5,960	5,786,726
Aon Corp./Aon Global Holdings PLC, 3.90%, 02/28/52 (Call 08/28/51)	9,443	8,152,205
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(a)	7,327	7,363,850
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	10,281	8,654,615
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(a)	12,141	11,675,535
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)(a)	8,176	6,745,794
2.30%, 03/15/27 (Call 02/15/27)(a)	12,236	11,682,845
2.50%, 01/15/51 (Call 07/15/50)	8,959	6,325,787
2.85%, 10/15/50 (Call 04/15/50)(a)	19,646	14,915,011
2.88%, 03/15/32 (Call 12/15/31)(a)	6,441	5,831,781
3.85%, 03/15/52 (Call 09/15/51)	21,633	19,283,983
4.20%, 08/15/48 (Call 02/15/48)(a)	25,342	24,177,745
4.25%, 01/15/49 (Call 07/15/48)(a)	16,559	16,076,868
5.75%, 01/15/40(a)	9,609	11,075,672
Berkshire Hathaway Inc.
3.13%, 03/15/26 (Call 12/15/25)(a)	21,522	21,364,915
4.50%, 02/11/43	10,932	10,920,246
Brighthouse Financial Inc.
3.70%, 06/22/27 (Call 03/22/27)	1,425	1,384,864
4.70%, 06/22/47 (Call 12/22/46)	10,795	9,351,898
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	7,733	6,424,576
Chubb Corp. (The), 6.00%, 05/11/37(a)	8,169	9,496,992
Chubb INA Holdings Inc.
1.38%, 09/15/30 (Call 06/15/30)(a)	2,450	2,006,500
3.05%, 12/15/61 (Call 06/15/61)(a)	10,258	7,708,455
3.35%, 05/03/26 (Call 02/03/26)	9,749	9,659,098
4.35%, 11/03/45 (Call 05/03/45)	10,865	10,690,418
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(c)	8,039	7,671,790
3.90%, 04/05/32	10,922	10,250,050
4.40%, 04/05/52(c)	10,991	9,836,320
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	11,442	11,377,040
5.00%, 04/20/48 (Call 10/20/47)(a)	14,930	14,556,526
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	10,445	7,752,725
3.50%, 10/15/50 (Call 04/15/50)(a)	9,519	7,676,766
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49 (Call 02/19/49)	8,365	7,037,430
Manulife Financial Corp.
3.70%, 03/16/32 (Call 12/16/31)	928	886,417
4.15%, 03/04/26	5,536	5,604,674
5.38%, 03/04/46(a)	6,978	7,928,987
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10,118	8,761,986
4.38%, 03/15/29 (Call 12/15/28)	11,632	11,765,518
4.90%, 03/15/49 (Call 09/15/48)(a)	12,553	13,064,468

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
MetLife Inc.
4.05%, 03/01/45(a)	$9,823	$9,115,377
4.13%, 08/13/42(a)	8,692	8,100,433
4.55%, 03/23/30 (Call 12/23/29)(a)	6,214	6,418,059
4.60%, 05/13/46 (Call 11/13/45)(a)	7,394	7,533,374
4.88%, 11/13/43	6,780	6,964,456
5.70%, 06/15/35	11,233	12,657,553
5.88%, 02/06/41	8,456	9,706,513
6.38%, 06/15/34(a)	9,389	11,117,809

Progressive Corp. (The), 4.13%, 04/15/47 (Call 10/15/46)(a)	8,342	7,941,085
Prudential Financial Inc.
3.70%, 03/13/51 (Call 09/13/50)(a)	12,449	10,780,036
3.91%, 12/07/47 (Call 06/07/47)(a)	5,992	5,385,430
3.94%, 12/07/49 (Call 06/07/49)(a)	11,430	10,309,589
4.35%, 02/25/50 (Call 08/25/49)(a)	9,105	8,869,690
4.60%, 05/15/44(a)	9,376	9,280,538
5.70%, 12/14/36	9,113	10,205,975
Travelers Companies Inc. (The)
3.05%, 06/08/51 (Call 12/08/50)	8,337	6,689,064
5.35%, 11/01/40(a)	7,000	7,765,500
6.25%, 06/15/37(a)	8,954	10,759,548

		600,741,372

Internet — 2.1%
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(a)	6,705	6,175,777
0.80%, 08/15/27 (Call 06/15/27)(a)	14,613	12,819,064
1.10%, 08/15/30 (Call 05/15/30)(a)	17,890	14,739,856
1.90%, 08/15/40 (Call 02/15/40)(a)	11,893	8,714,527
2.00%, 08/15/26 (Call 05/15/26)(a)	18,846	17,899,697
2.05%, 08/15/50 (Call 02/15/50)	24,682	16,967,599
2.25%, 08/15/60 (Call 02/15/60)	18,743	12,473,058
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	8,495	7,912,415
1.00%, 05/12/26 (Call 04/12/26)	22,592	20,600,271
1.20%, 06/03/27 (Call 04/03/27)	13,254	11,814,307
1.50%, 06/03/30 (Call 03/03/30)	19,012	16,013,720
1.65%, 05/12/28 (Call 03/12/28)	17,661	15,727,615
2.10%, 05/12/31 (Call 02/12/31)	27,949	24,315,837
2.50%, 06/03/50 (Call 12/03/49)(a)	26,257	19,403,269
2.70%, 06/03/60 (Call 12/03/59)	17,534	12,480,282
2.88%, 05/12/41 (Call 11/12/40)(a)	20,699	17,126,551
3.10%, 05/12/51 (Call 11/12/50)(a)	28,898	23,840,469
3.15%, 08/22/27 (Call 05/22/27)(a)	29,785	29,154,830
3.25%, 05/12/61 (Call 11/12/60)(a)	16,920	13,774,624
3.30%, 04/13/27	15,982	15,852,261
3.45%, 04/13/29 (Call 02/13/29)	12,240	12,058,294
3.60%, 04/13/32 (Call 01/13/32)	22,700	22,258,565
3.88%, 08/22/37 (Call 02/22/37)(a)	25,544	24,880,188
3.95%, 04/13/52 (Call 10/13/51)	22,749	21,838,000
4.05%, 08/22/47 (Call 02/22/47)(a)	31,607	30,772,133
4.10%, 04/13/62 (Call 10/13/61)	8,729	8,334,839
4.25%, 08/22/57 (Call 02/22/57)	22,542	22,117,627
4.80%, 12/05/34 (Call 06/05/34)(a)	11,760	12,719,535
4.95%, 12/05/44 (Call 06/05/44)(a)	14,105	15,348,501
5.20%, 12/03/25 (Call 09/03/25)(a)	8,058	8,530,260
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)(a)	10,734	10,665,813
4.63%, 04/13/30 (Call 01/13/30)(a)	11,857	12,139,108

Security	Par (000)	Value

Internet (continued)
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(a)	$11,732	$10,655,540
2.60%, 05/10/31 (Call 02/10/31)	8,176	7,085,168
2.70%, 03/11/30 (Call 12/11/29)	7,469	6,601,101
3.60%, 06/05/27 (Call 03/05/27)(a)	10,629	10,445,315
3.65%, 05/10/51 (Call 11/10/50)	9,820	7,964,316
4.00%, 07/15/42 (Call 01/15/42)(a)	8,312	7,395,963
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	14,576	12,526,278
3.25%, 02/15/30 (Call 11/15/29)	15,675	13,965,674
3.80%, 02/15/28 (Call 11/15/27)	8,681	8,266,128
4.63%, 08/01/27 (Call 05/01/27)	13,460	13,537,146
5.00%, 02/15/26 (Call 11/15/25)(a)	12,367	12,696,281
Netflix Inc.
4.38%, 11/15/26(a)	8,690	8,593,193
4.88%, 04/15/28	13,381	13,038,446
5.88%, 11/15/28	20,206	20,772,778
6.38%, 05/15/29(a)	10,808	11,456,480

		684,468,699

Lodging — 0.2%
Las Vegas Sands Corp.
3.50%, 08/18/26 (Call 06/18/26)(a)	6,093	5,545,015
3.90%, 08/08/29 (Call 05/08/29)(a)	2,694	2,315,621
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)(a)	10,611	10,484,713
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	8,764	7,811,408
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	12,686	10,922,301
Series R, 3.13%, 06/15/26 (Call 03/15/26)	9,928	9,578,530
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	1,500	1,385,233
5.13%, 08/08/25 (Call 06/08/25)	11,560	11,204,233
5.40%, 08/08/28 (Call 05/08/28)(a)	13,100	12,310,375

		71,557,429

Machinery — 0.4%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	6,826	6,238,260
0.90%, 03/02/26(a)	6,361	5,796,999
1.10%, 09/14/27(a)	8,158	7,189,127
Caterpillar Inc.
2.60%, 04/09/30 (Call 01/09/30)(a)	10,914	10,032,742
3.25%, 09/19/49 (Call 03/19/49)	7,761	6,681,800
3.25%, 04/09/50 (Call 10/09/49)	10,423	8,925,218
3.80%, 08/15/42(a)	14,329	13,685,394
5.20%, 05/27/41(a)	8,536	9,502,698
Deere & Co.
3.75%, 04/15/50 (Call 10/15/49)(a)	8,362	7,886,832
3.90%, 06/09/42 (Call 12/09/41)(a)	11,209	10,797,023
John Deere Capital Corp., 0.70%, 01/15/26	9,174	8,337,865
Otis Worldwide Corp.
2.57%, 02/15/30 (Call 11/15/29)	17,584	15,425,510
3.11%, 02/15/40 (Call 08/15/39)(a)	8,217	6,612,127
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	5,560	5,334,617
4.95%, 09/15/28 (Call 06/15/28)	12,710	12,781,437

		135,227,649

Manufacturing — 0.6%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	6,909	6,254,857
2.88%, 10/15/27 (Call 07/15/27)(a)	6,698	6,467,499

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Manufacturing (continued)
3.25%, 08/26/49 (Call 02/26/49)(a)	$9,517	$8,045,896
3.38%, 03/01/29 (Call 12/01/28)(a)	10,186	9,889,993
4.00%, 09/14/48 (Call 03/14/48)	10,459	10,056,503
Eaton Corp., 4.15%, 11/02/42	10,492	9,971,480
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)(a)	10,402	10,405,846
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	64,564	63,078,286
General Electric Co.
5.88%, 01/14/38(a)	7,790	8,582,317
6.75%, 03/15/32(a)	24,860	28,863,636
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)(a)	8,973	8,679,665
3.90%, 09/01/42 (Call 03/01/42)(a)	10,827	10,150,510
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	9,006	8,403,557
4.00%, 06/14/49 (Call 12/14/48)	7,104	6,346,423
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)(a)	10,207	9,827,822

		205,024,290

Media — 4.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	11,330	9,653,451
2.30%, 02/01/32 (Call 11/01/31)	7,613	5,956,755
2.80%, 04/01/31 (Call 01/01/31)(a)	13,840	11,504,943
3.50%, 06/01/41 (Call 12/01/40)(a)	13,075	9,558,224
3.50%, 03/01/42 (Call 09/01/41)	11,518	8,318,020
3.70%, 04/01/51 (Call 10/01/50)	17,999	12,683,368
3.75%, 02/15/28 (Call 11/15/27)	8,281	7,838,647
3.85%, 04/01/61 (Call 10/01/60)	15,859	10,840,911
3.90%, 06/01/52 (Call 12/01/51)	20,727	15,011,136
3.95%, 06/30/62 (Call 12/30/61)	11,458	7,914,554
4.20%, 03/15/28 (Call 12/15/27)(a)	10,805	10,437,559
4.40%, 04/01/33 (Call 01/01/33)	11,156	10,171,965
4.40%, 12/01/61 (Call 06/01/61)	11,668	8,748,945
4.80%, 03/01/50 (Call 09/01/49)	24,478	20,121,768
4.91%, 07/23/25 (Call 04/23/25)	36,072	36,713,685
5.05%, 03/30/29 (Call 12/30/28)(a)	11,146	11,121,708
5.13%, 07/01/49 (Call 01/01/49)	10,509	9,027,984
5.25%, 04/01/53 (Call 10/01/52)	23,128	20,250,632
5.38%, 04/01/38 (Call 10/01/37)(a)	7,466	6,971,407
5.38%, 05/01/47 (Call 11/01/46)	22,100	19,850,750
5.50%, 04/01/63 (Call 10/01/62)	15,049	13,132,859
5.75%, 04/01/48 (Call 10/01/47)	30,158	28,295,327
6.38%, 10/23/35 (Call 04/23/35)(a)	16,110	16,991,423
6.48%, 10/23/45 (Call 04/23/45)(a)	31,095	31,290,146
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)(a)	14,970	12,161,170
1.95%, 01/15/31 (Call 10/15/30)	14,496	12,148,679
2.35%, 01/15/27 (Call 10/15/26)	12,706	11,920,139
2.45%, 08/15/52 (Call 02/15/52)(a)	13,852	9,452,128
2.65%, 02/01/30 (Call 11/01/29)	17,433	15,781,303
2.65%, 08/15/62 (Call 02/15/62)	10,808	7,158,919
2.80%, 01/15/51 (Call 07/15/50)(a)	15,597	11,445,241
2.89%, 11/01/51 (Call 05/01/51)(a)(c)	44,962	33,268,733
2.94%, 11/01/56 (Call 05/01/56)(c)	56,435	40,657,902
2.99%, 11/01/63 (Call 05/01/63)(c)	37,425	26,372,634
3.15%, 03/01/26 (Call 12/01/25)(a)	19,043	18,684,630
3.15%, 02/15/28 (Call 11/15/27)(a)	13,718	13,155,392

Security	Par (000)	Value

Media (continued)
3.20%, 07/15/36 (Call 01/15/36)(a)	$10,278	$8,956,210
3.25%, 11/01/39 (Call 05/01/39)	14,025	11,934,937
3.30%, 02/01/27 (Call 11/01/26)	11,390	11,164,619
3.30%, 04/01/27 (Call 02/01/27)	6,347	6,224,527
3.38%, 08/15/25 (Call 05/15/25)	10,957	10,914,910
3.40%, 04/01/30 (Call 01/01/30)(a)	16,378	15,570,216
3.40%, 07/15/46 (Call 01/15/46)(a)	13,023	10,857,911
3.45%, 02/01/50 (Call 08/01/49)(a)	16,051	13,251,974
3.55%, 05/01/28 (Call 02/01/28)	8,070	7,903,795
3.75%, 04/01/40 (Call 10/01/39)(a)	15,677	14,115,699
3.90%, 03/01/38 (Call 09/01/37)	10,395	9,694,662
3.95%, 10/15/25 (Call 08/15/25)(a)	24,314	24,610,830
3.97%, 11/01/47 (Call 05/01/47)(a)	19,054	17,112,386
4.00%, 08/15/47 (Call 02/15/47)(a)	9,113	8,234,935
4.00%, 03/01/48 (Call 09/01/47)	9,962	9,074,070
4.00%, 11/01/49 (Call 05/01/49)	19,325	17,410,366
4.05%, 11/01/52 (Call 05/01/52)(a)	10,025	9,123,202
4.15%, 10/15/28 (Call 07/15/28)	33,821	34,018,745
4.20%, 08/15/34 (Call 02/15/34)(a)	8,087	7,926,621
4.25%, 10/15/30 (Call 07/15/30)(a)	17,338	17,418,195
4.25%, 01/15/33(a)	15,798	15,767,613
4.40%, 08/15/35 (Call 02/15/35)	7,987	7,907,407
4.60%, 10/15/38 (Call 04/15/38)(a)	9,336	9,348,206
4.60%, 08/15/45 (Call 02/15/45)	7,424	7,307,576
4.70%, 10/15/48 (Call 04/15/48)	19,279	19,441,044
4.95%, 10/15/58 (Call 04/15/58)(a)	11,130	11,714,060
5.65%, 06/15/35(a)	8,541	9,500,943
7.05%, 03/15/33	8,813	10,768,252
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)(a)	8,673	7,941,582
3.95%, 03/20/28 (Call 12/20/27)(a)	17,235	16,573,648
4.00%, 09/15/55 (Call 03/15/55)(a)	15,320	11,447,193
4.13%, 05/15/29 (Call 02/15/29)(a)	6,232	5,957,399
4.65%, 05/15/50 (Call 11/15/49)(a)	8,834	7,543,987
5.20%, 09/20/47 (Call 03/20/47)(a)	10,732	9,887,161
5.30%, 05/15/49 (Call 11/15/48)(a)	8,431	7,840,935
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	20,157	20,290,335
5.48%, 01/25/39 (Call 07/25/38)(a)	15,206	15,644,904
5.58%, 01/25/49 (Call 07/25/48)(a)	14,043	14,586,495
Paramount Global
4.00%, 01/15/26 (Call 10/15/25)(a)	8,996	8,982,250
4.38%, 03/15/43	14,499	11,995,671
4.95%, 01/15/31 (Call 10/15/30)(a)	11,218	11,129,738
4.95%, 05/19/50 (Call 11/19/49)(a)	11,171	10,117,410
5.85%, 09/01/43 (Call 03/01/43)	12,168	12,323,217
6.88%, 04/30/36(a)	12,078	13,494,306
7.88%, 07/30/30(a)	9,553	11,238,188
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	8,895	7,307,202
5.50%, 09/01/41 (Call 03/01/41)(a)	13,557	12,824,106
5.88%, 11/15/40 (Call 05/15/40)(a)	11,990	11,737,127
6.55%, 05/01/37(a)	16,791	17,581,586
6.75%, 06/15/39(a)	13,757	14,689,734
7.30%, 07/01/38	14,017	15,700,349
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	13,160	15,963,945
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	10,979	10,226,835
2.95%, 06/15/27(a)	5,425	5,225,897
3.00%, 02/13/26(a)	8,088	7,914,201

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
3.15%, 09/17/25	$4,907	$4,853,502
4.13%, 06/01/44(a)	10,246	9,638,408
ViacomCBS Inc., 4.20%, 05/19/32 (Call 02/19/32)	5,992	5,526,153
Walt Disney Co. (The)
1.75%, 01/13/26(a)	16,926	15,870,036
2.00%, 09/01/29 (Call 06/01/29)	18,333	16,035,477
2.20%, 01/13/28(a)	11,219	10,309,249
2.65%, 01/13/31(a)	23,879	21,318,128
2.75%, 09/01/49 (Call 03/01/49)(a)	20,070	15,008,123
3.50%, 05/13/40 (Call 11/13/39)	19,530	17,197,827
3.60%, 01/13/51 (Call 07/13/50)(a)	26,441	22,816,563
3.80%, 03/22/30	11,175	10,988,138
3.80%, 05/13/60 (Call 11/13/59)(a)	12,596	10,912,304
4.63%, 03/23/40 (Call 09/23/39)(a)	12,094	12,244,973
4.70%, 03/23/50 (Call 09/23/49)(a)	16,812	17,218,681
6.20%, 12/15/34	9,289	10,922,875
6.40%, 12/15/35	6,394	7,629,817
6.65%, 11/15/37	13,034	15,968,008

		1,452,510,611

Mining — 0.6%
Barrick Gold Corp., 5.25%, 04/01/42	9,018	9,438,563
Barrick North America Finance LLC
5.70%, 05/30/41(a)	7,550	8,272,333
5.75%, 05/01/43(a)	7,364	8,080,102
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	7,882	8,846,203
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	9,118	8,821,549
5.00%, 09/30/43(a)	24,371	26,278,521
Freeport-McMoRan Inc.
4.63%, 08/01/30 (Call 08/01/25)(a)	5,978	5,783,714
5.40%, 11/14/34 (Call 05/14/34)	7,589	7,799,413
5.45%, 03/15/43 (Call 09/15/42)(a)	18,317	18,292,822
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)(a)	5,473	4,677,247
2.60%, 07/15/32 (Call 04/15/32)	10,972	9,340,627
4.88%, 03/15/42 (Call 09/15/41)(a)	7,964	8,037,160
6.25%, 10/01/39(a)	8,210	9,465,857
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	7,025	8,263,078
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)(a)	11,765	8,971,711
5.20%, 11/02/40(a)	10,339	11,258,645
7.13%, 07/15/28(a)	9,002	10,544,476
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)(a)	7,123	6,887,960

		179,059,981

Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(a)	5,920	5,417,463
3.57%, 12/01/31 (Call 09/01/31)(a)	4,798	4,160,240

		9,577,703

Oil & Gas — 4.4%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)(a)	10,249	8,546,528
2.72%, 01/12/32 (Call 10/12/31)(a)	16,245	14,327,648
2.77%, 11/10/50 (Call 05/10/50)	15,799	11,406,747
2.94%, 06/04/51 (Call 12/04/50)(a)	19,723	14,682,263
3.00%, 02/24/50 (Call 08/24/49)	21,528	16,357,803
3.00%, 03/17/52 (Call 09/17/51)(a)	14,122	10,628,322
3.02%, 01/16/27 (Call 10/16/26)(a)	7,075	6,812,343

Security	Par (000)	Value

Oil & Gas (continued)
3.06%, 06/17/41 (Call 12/17/40)(a)	$13,608	$11,085,241
3.12%, 05/04/26 (Call 02/04/26)	12,141	11,852,453
3.38%, 02/08/61 (Call 08/08/60)	16,949	13,184,127
3.41%, 02/11/26 (Call 12/11/25)(a)	9,305	9,204,737
3.63%, 04/06/30 (Call 01/06/30)(a)	11,981	11,560,575
3.80%, 09/21/25 (Call 07/21/25)(a)	9,063	9,129,220
3.94%, 09/21/28 (Call 06/21/28)(a)	11,497	11,397,134
4.23%, 11/06/28 (Call 08/06/28)(a)	16,788	16,833,356
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)(a)	12,846	12,435,460
3.72%, 11/28/28 (Call 08/28/28)(a)	7,612	7,434,417
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (Call 03/01/27)	10,686	10,460,312
4.95%, 06/01/47 (Call 12/01/46)(a)	3,916	3,893,609
6.25%, 03/15/38(a)	13,873	15,205,740
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	9,208	7,390,617
4.25%, 04/15/27 (Call 01/15/27)(a)	9,157	9,156,542
4.40%, 04/15/29 (Call 01/15/29)(a)	11,049	10,954,200
5.40%, 06/15/47 (Call 12/15/46)(a)	8,076	8,193,623
6.75%, 11/15/39(a)	13,263	15,101,384
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	16,925	16,051,496
2.00%, 05/11/27 (Call 03/11/27)(a)	9,773	9,049,581
2.24%, 05/11/30 (Call 02/11/30)(a)	14,290	12,742,200
2.95%, 05/16/26 (Call 02/16/26)	20,981	20,531,513
3.08%, 05/11/50 (Call 11/11/49)(a)	9,138	7,590,148
3.33%, 11/17/25 (Call 08/17/25)(a)	5,149	5,129,259
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	7,208	6,624,615
1.02%, 08/12/27 (Call 06/12/27)	13,511	11,816,041
2.34%, 08/12/50 (Call 02/12/50)(a)	11,430	8,210,586
ConocoPhillips, 6.50%, 02/01/39	1,812	2,241,841
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(c)	11,058	10,204,201
3.80%, 03/15/52 (Call 09/15/51)	9,346	8,421,918
4.03%, 03/15/62 (Call 09/15/61)(a)(c)	25,387	22,736,389
4.30%, 11/15/44 (Call 05/15/44)	5,997	5,843,885
4.95%, 03/15/26 (Call 05/11/22)(a)	13,114	13,762,148
6.95%, 04/15/29	700	825,933
Continental Resources Inc./OK, 4.38%, 01/15/28 (Call 10/15/27)(a)	9,729	9,500,271
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	8,880	8,440,827
5.00%, 06/15/45 (Call 12/15/44)(a)	6,080	5,933,895
5.60%, 07/15/41 (Call 01/15/41)(a)	13,501	14,088,987
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)(a)	8,667	7,742,491
3.25%, 12/01/26 (Call 10/01/26)(a)	7,455	7,254,684
3.50%, 12/01/29 (Call 09/01/29)(a)	9,956	9,327,156
4.25%, 03/15/52 (Call 09/15/51)	9,322	8,177,818
EOG Resources Inc.
4.15%, 01/15/26 (Call 10/15/25)	8,150	8,277,926
4.38%, 04/15/30 (Call 01/15/30)(a)	8,221	8,441,008
4.95%, 04/15/50 (Call 10/15/49)(a)	7,350	8,001,983
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)(a)	10,670	10,218,552
7.50%, 02/01/30 (Call 11/01/29)(a)	7,400	8,196,166
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(a)	9,012	8,454,418

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.38%, 05/22/30 (Call 02/22/30)	$8,173	$7,346,171
3.13%, 04/06/30 (Call 01/06/30)(a)	8,966	8,504,731
3.25%, 11/18/49 (Call 05/18/49)	8,452	7,048,350
3.63%, 09/10/28 (Call 06/10/28)(a)	6,599	6,491,521
3.70%, 04/06/50 (Call 10/06/49)(a)	10,682	9,641,769
3.95%, 05/15/43	8,006	7,468,841
4.80%, 11/08/43(a)	4,722	4,975,627
5.10%, 08/17/40	7,528	8,178,223
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)(a)	11,106	10,589,792
2.44%, 08/16/29 (Call 05/16/29)(a)	14,265	13,059,629
2.61%, 10/15/30 (Call 07/15/30)(a)	18,797	17,141,385
3.00%, 08/16/39 (Call 02/16/39)(a)	9,114	7,687,982
3.04%, 03/01/26 (Call 12/01/25)(a)	24,513	24,137,328
3.10%, 08/16/49 (Call 02/16/49)	14,162	11,464,826
3.29%, 03/19/27 (Call 01/19/27)(a)	8,238	8,134,359
3.45%, 04/15/51 (Call 10/15/50)(a)	25,973	22,366,420
3.48%, 03/19/30 (Call 12/19/29)	20,642	20,097,020
3.57%, 03/06/45 (Call 09/06/44)(a)	8,493	7,486,389
4.11%, 03/01/46 (Call 09/01/45)(a)	23,368	22,367,990
4.23%, 03/19/40 (Call 09/19/39)(a)	20,733	20,328,860
4.33%, 03/19/50 (Call 09/19/49)(a)	28,141	27,798,254
Hess Corp.
4.30%, 04/01/27 (Call 01/01/27)	8,653	8,585,661
5.60%, 02/15/41(a)	13,595	13,846,831
6.00%, 01/15/40	6,087	6,455,125
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	12,375	12,349,167
6.60%, 10/01/37(a)	8,151	9,125,860
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)(a)	7,382	7,492,526
4.75%, 09/15/44 (Call 03/15/44)	7,873	7,248,103
6.50%, 03/01/41 (Call 09/01/40)(a)	13,164	14,828,913
Ovintiv Inc., 6.50%, 08/15/34(a)	8,362	9,238,616
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)(a)	7,199	6,045,237
3.30%, 03/15/52 (Call 09/15/51)(a)	12,855	9,926,888
3.90%, 03/15/28 (Call 12/15/27)	7,564	7,444,390
4.65%, 11/15/34 (Call 05/15/34)(a)	7,250	7,246,679
4.88%, 11/15/44 (Call 05/15/44)(a)	14,177	14,322,938
5.88%, 05/01/42(a)	14,645	16,388,407
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)(a)	4,837	4,378,451
1.90%, 08/15/30 (Call 05/15/30)(a)	7,104	5,888,160
2.15%, 01/15/31 (Call 10/15/30)(a)	6,436	5,415,227
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)(a)	16,504	14,794,818
2.50%, 09/12/26(a)	9,711	9,272,182
2.75%, 04/06/30 (Call 01/06/30)(a)	16,589	15,202,463
2.88%, 05/10/26(a)	17,629	17,162,949
3.00%, 11/26/51 (Call 05/26/51)(a)	12,075	9,447,167
3.13%, 11/07/49 (Call 05/07/49)(a)	12,984	10,470,968
3.25%, 05/11/25(a)	18,974	18,904,523
3.25%, 04/06/50 (Call 10/06/49)(a)	16,432	13,626,113
3.75%, 09/12/46(a)	11,994	10,824,525
3.88%, 11/13/28 (Call 08/13/28)(a)	13,263	13,260,345
4.00%, 05/10/46(a)	23,340	21,743,005
4.13%, 05/11/35(a)	14,833	14,751,329
4.38%, 05/11/45(a)	24,721	24,066,838
4.55%, 08/12/43	13,161	13,193,552

Security	Par (000)	Value

Oil & Gas (continued)
5.50%, 03/25/40	$10,258	$11,537,022
6.38%, 12/15/38(a)	25,739	31,512,561
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)(a)	7,541	6,345,600
4.00%, 11/15/47 (Call 05/15/47)(a)	7,019	6,202,989
6.50%, 06/15/38(a)	10,744	12,347,727
6.80%, 05/15/38	9,084	10,645,818
6.85%, 06/01/39(a)	7,753	9,143,125
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	12,088	11,173,046
2.99%, 06/29/41 (Call 12/29/40)	7,596	6,250,466
3.13%, 05/29/50 (Call 11/29/49)(a)	24,877	19,765,448
3.39%, 06/29/60 (Call 12/29/59)(a)	7,519	5,977,674
3.45%, 02/19/29 (Call 11/19/28)(a)	12,738	12,354,175
3.46%, 07/12/49 (Call 01/12/49)	8,812	7,464,776
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	8,277	8,231,620
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)(a)	9,454	7,392,024
4.00%, 04/01/29 (Call 01/01/29)(a)	14,210	13,807,729
4.35%, 06/01/28 (Call 03/01/28)	12,009	11,947,381
6.63%, 06/15/37(a)	14,273	16,276,027
7.50%, 04/15/32	7,578	9,047,952

		1,423,758,920

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	10,302	10,579,662
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	11,477	10,979,897
4.08%, 12/15/47 (Call 06/15/47)(a)	14,668	12,995,176
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	12,830	11,689,200
4.75%, 08/01/43 (Call 02/01/43)	10,706	10,037,777
4.85%, 11/15/35 (Call 05/15/35)(a)	10,383	10,355,972
5.00%, 11/15/45 (Call 05/15/45)(a)	19,543	18,794,482
6.70%, 09/15/38	7,329	8,412,035
7.45%, 09/15/39	9,249	11,287,634
Schlumberger Investment SA, 2.65%, 06/26/30 (Call 03/26/30)(a)	10,947	9,792,621

		114,924,456

Packaging & Containers — 0.1%
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)	14,869	13,521,530
WRKCo Inc.
4.65%, 03/15/26 (Call 01/15/26)	6,679	6,830,066
4.90%, 03/15/29 (Call 12/15/28)(a)	9,700	9,949,755

		30,301,351

Pharmaceuticals — 7.6%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)(a)	36,201	34,656,893
3.20%, 05/14/26 (Call 02/14/26)(a)	19,682	19,157,918
3.20%, 11/21/29 (Call 08/21/29)	49,112	45,812,901
3.60%, 05/14/25 (Call 02/14/25)(a)	28,865	28,722,834
4.05%, 11/21/39 (Call 05/21/39)(a)	38,855	35,665,094
4.25%, 11/14/28 (Call 08/14/28)(a)	17,275	17,217,210
4.25%, 11/21/49 (Call 05/21/49)	51,038	46,879,551
4.30%, 05/14/36 (Call 11/14/35)	10,659	10,299,858
4.40%, 11/06/42(a)	25,430	24,164,545
4.45%, 05/14/46 (Call 11/14/45)	19,090	18,029,969
4.50%, 05/14/35 (Call 11/14/34)	25,215	24,940,333
4.55%, 03/15/35 (Call 09/15/34)	17,219	17,142,219

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.70%, 05/14/45 (Call 11/14/44)	$23,437	$22,715,304
4.75%, 03/15/45 (Call 09/15/44)	8,371	8,168,685
4.85%, 06/15/44 (Call 12/15/43)	9,858	9,819,509
4.88%, 11/14/48 (Call 05/14/48)	16,551	16,575,399
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)(a)	10,319	9,013,339
3.45%, 12/15/27 (Call 09/15/27)(a)	12,112	11,733,122
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	14,134	12,849,593
1.75%, 05/28/28 (Call 03/28/28)	11,183	9,973,193
2.25%, 05/28/31 (Call 02/28/31)	7,647	6,698,176
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(a)	16,538	14,796,537
1.38%, 08/06/30 (Call 05/06/30)(a)	14,600	11,998,947
3.00%, 05/28/51 (Call 11/28/50)(a)	9,226	7,593,530
3.13%, 06/12/27 (Call 03/12/27)(a)	5,806	5,668,917
3.38%, 11/16/25(a)	18,843	18,773,439
4.00%, 01/17/29 (Call 10/17/28)	9,812	9,869,682
4.00%, 09/18/42(a)	8,512	8,162,010
4.38%, 11/16/45	7,164	7,202,226
4.38%, 08/17/48 (Call 02/17/48)(a)	8,674	8,805,294
6.45%, 09/15/37(a)	27,927	34,600,263
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	6,410	5,286,967
2.82%, 05/20/30 (Call 02/20/30)(a)	11,929	10,670,978
3.70%, 06/06/27 (Call 03/06/27)(a)	16,868	16,587,381
3.79%, 05/20/50 (Call 11/20/49)(a)	9,215	7,894,467
4.67%, 06/06/47 (Call 12/06/46)(a)	14,204	13,834,622
4.69%, 12/15/44 (Call 06/15/44)(a)	11,206	10,849,063
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)(a)	8,724	7,951,612
1.13%, 11/13/27 (Call 09/13/27)(a)	8,785	7,677,817
1.45%, 11/13/30 (Call 08/13/30)	15,308	12,577,778
2.35%, 11/13/40 (Call 05/13/40)(a)	9,268	7,017,747
2.55%, 11/13/50 (Call 05/13/50)	18,114	13,082,567
2.95%, 03/15/32 (Call 12/15/31)(a)	8,264	7,586,840
3.20%, 06/15/26 (Call 04/15/26)	14,616	14,511,227
3.40%, 07/26/29 (Call 04/26/29)	13,799	13,365,360
3.55%, 03/15/42 (Call 09/15/41)	8,237	7,366,220
3.70%, 03/15/52 (Call 09/15/51)	12,633	11,167,744
3.90%, 02/20/28 (Call 11/20/27)	16,352	16,437,178
3.90%, 03/15/62 (Call 09/15/61)	7,410	6,518,222
4.13%, 06/15/39 (Call 12/15/38)(a)	19,536	19,022,842
4.25%, 10/26/49 (Call 04/26/49)	37,127	35,748,385
4.35%, 11/15/47 (Call 05/15/47)	14,406	14,089,804
4.55%, 02/20/48 (Call 08/20/47)(a)	13,613	13,734,310
Cardinal Health Inc., 3.41%, 06/15/27 (Call 03/15/27)(a)	12,015	11,701,354
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)(a)	10,435	9,496,478
2.38%, 03/15/31 (Call 12/15/30)	14,928	12,793,429
2.40%, 03/15/30 (Call 12/15/29)(a)	13,827	12,139,823
3.20%, 03/15/40 (Call 09/15/39)(a)	8,724	7,156,122
3.40%, 03/01/27 (Call 12/01/26)(a)	13,284	12,907,970
3.40%, 03/15/50 (Call 09/15/49)(a)	13,727	10,779,241
3.40%, 03/15/51 (Call 09/15/50)(a)	13,335	10,481,995
3.88%, 10/15/47 (Call 04/15/47)	11,458	9,854,454
4.13%, 11/15/25 (Call 09/15/25)(a)	19,831	20,041,203
4.38%, 10/15/28 (Call 07/15/28)	32,429	32,602,411
4.50%, 02/25/26 (Call 11/27/25)(a)	14,376	14,696,261
4.80%, 08/15/38 (Call 02/15/38)(a)	22,423	22,444,376

Security	Par (000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$15,859	$15,613,641
4.90%, 12/15/48 (Call 06/15/48)(a)	26,221	26,108,402
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)(a)	20,838	18,237,101
1.75%, 08/21/30 (Call 05/21/30)	14,839	12,167,651
1.88%, 02/28/31 (Call 11/28/30)(a)	14,073	11,564,400
2.13%, 09/15/31 (Call 06/15/31)(a)	9,994	8,305,551
2.70%, 08/21/40 (Call 02/21/40)	12,322	9,298,583
2.88%, 06/01/26 (Call 03/01/26)(a)	16,297	15,714,674
3.00%, 08/15/26 (Call 06/15/26)(a)	9,126	8,841,390
3.25%, 08/15/29 (Call 05/15/29)	19,336	18,019,292
3.63%, 04/01/27 (Call 02/01/27)(a)	10,518	10,356,269
3.75%, 04/01/30 (Call 01/01/30)	15,334	14,661,678
3.88%, 07/20/25 (Call 04/20/25)(a)	22,663	22,761,015
4.13%, 04/01/40 (Call 10/01/39)(a)	11,597	10,555,376
4.25%, 04/01/50 (Call 10/01/49)	11,229	10,179,202
4.30%, 03/25/28 (Call 12/25/27)	43,900	44,012,819
4.78%, 03/25/38 (Call 09/25/37)	43,377	42,968,341
5.05%, 03/25/48 (Call 09/25/47)	72,955	73,192,892
5.13%, 07/20/45 (Call 01/20/45)	31,421	31,531,941
5.30%, 12/05/43 (Call 06/05/43)	9,820	10,118,875
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	10,923	7,808,591
2.50%, 09/15/60 (Call 03/15/60)	9,649	6,717,393
3.38%, 03/15/29 (Call 12/15/28)(a)	8,481	8,310,613
3.95%, 03/15/49 (Call 09/15/48)	8,446	8,331,587
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	6,420	6,471,680
3.88%, 05/15/28	17,841	17,943,541
6.38%, 05/15/38	27,500	33,681,893
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29 (Call 03/01/29)(a)	6,490	6,323,014
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	8,647	7,961,377
0.95%, 09/01/27 (Call 07/01/27)(a)	13,138	11,623,396
1.30%, 09/01/30 (Call 06/01/30)(a)	14,657	12,323,128
2.10%, 09/01/40 (Call 03/01/40)	14,674	11,102,906
2.25%, 09/01/50 (Call 03/01/50)	9,390	6,699,428
2.45%, 03/01/26 (Call 12/01/25)	19,596	19,059,028
2.45%, 09/01/60 (Call 03/01/60)	13,124	9,192,691
2.90%, 01/15/28 (Call 10/15/27)(a)	10,843	10,521,533
2.95%, 03/03/27 (Call 12/03/26)(a)	9,410	9,300,183
3.40%, 01/15/38 (Call 07/15/37)(a)	11,236	10,397,840
3.50%, 01/15/48 (Call 07/15/47)(a)	7,148	6,541,505
3.55%, 03/01/36 (Call 09/01/35)(a)	8,879	8,522,153
3.63%, 03/03/37 (Call 09/03/36)(a)	14,409	13,900,372
3.70%, 03/01/46 (Call 09/01/45)	14,470	13,803,984
3.75%, 03/03/47 (Call 09/03/46)	12,098	11,524,926
4.38%, 12/05/33 (Call 06/05/33)	7,996	8,405,710
5.95%, 08/15/37(a)	10,326	12,526,223
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)	4,967	5,050,427
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(a)	8,922	8,103,048
1.45%, 06/24/30 (Call 03/24/30)	13,820	11,530,481
1.70%, 06/10/27 (Call 05/10/27)	15,031	13,719,287
1.90%, 12/10/28 (Call 10/10/28)(a)	8,131	7,337,140
2.15%, 12/10/31 (Call 09/10/31)(a)	16,416	14,261,994
2.35%, 06/24/40 (Call 12/24/39)(a)	11,021	8,541,085
2.45%, 06/24/50 (Call 12/24/49)(a)	14,988	10,914,375

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.75%, 12/10/51 (Call 06/10/51)	$20,887	$15,951,070
2.90%, 12/10/61 (Call 06/10/61)	15,214	11,152,165
3.40%, 03/07/29 (Call 12/07/28)	16,392	16,064,993
3.70%, 02/10/45 (Call 08/10/44)(a)	17,869	16,335,450
3.90%, 03/07/39 (Call 09/07/38)(a)	11,727	11,402,282
4.00%, 03/07/49 (Call 09/07/48)	13,914	13,379,321
4.15%, 05/18/43(a)	11,124	10,955,692
Mylan Inc.
4.55%, 04/15/28 (Call 01/15/28)	8,126	7,882,056
5.20%, 04/15/48 (Call 10/15/47)(a)	7,125	6,316,232
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)(a)	10,724	10,066,448
2.20%, 08/14/30 (Call 05/14/30)(a)	13,125	11,668,069
2.75%, 08/14/50 (Call 02/14/50)(a)	11,947	9,437,297
3.00%, 11/20/25 (Call 08/20/25)(a)	14,946	14,821,776
3.10%, 05/17/27 (Call 02/17/27)	7,502	7,326,742
4.00%, 11/20/45 (Call 05/20/45)(a)	9,950	9,582,718
4.40%, 05/06/44	18,532	18,930,825
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	4,897	4,557,553
1.70%, 05/28/30 (Call 02/28/30)	12,149	10,426,159
1.75%, 08/18/31 (Call 05/18/31)(a)	9,985	8,462,862
2.55%, 05/28/40 (Call 11/28/39)(a)	10,657	8,565,307
2.63%, 04/01/30 (Call 01/01/30)(a)	13,397	12,295,248
2.70%, 05/28/50 (Call 11/28/49)(a)	11,108	8,700,493
2.75%, 06/03/26(a)	12,976	12,657,369
3.00%, 12/15/26	16,866	16,510,084
3.45%, 03/15/29 (Call 12/15/28)	15,585	15,210,006
3.60%, 09/15/28 (Call 06/15/28)(a)	8,988	8,998,760
3.90%, 03/15/39 (Call 09/15/38)(a)	9,595	9,265,184
4.00%, 12/15/36	9,102	8,927,403
4.00%, 03/15/49 (Call 09/15/48)(a)	12,034	11,658,836
4.13%, 12/15/46	11,575	11,475,811
4.20%, 09/15/48 (Call 03/15/48)(a)	10,001	9,983,838
4.30%, 06/15/43	8,812	8,773,037
4.40%, 05/15/44(a)	9,611	9,695,562
7.20%, 03/15/39(a)	22,589	30,368,500
Sanofi, 3.63%, 06/19/28 (Call 03/19/28)(a)	8,466	8,551,849
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)(a)	31,885	30,765,903
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	26,734	22,590,842
3.03%, 07/09/40 (Call 01/09/40)(a)	14,855	11,841,888
3.18%, 07/09/50 (Call 01/09/50)(a)	19,617	15,059,737
3.38%, 07/09/60 (Call 01/09/60)	8,933	6,754,761
5.00%, 11/26/28 (Call 08/26/28)(a)	18,157	18,941,083
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)(a)	20,964	20,328,323
5.25%, 06/15/46 (Call 12/15/45)	10,205	9,131,371
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)	5,214	4,783,631
2.30%, 06/22/27 (Call 04/22/27)(a)	10,246	9,064,752
2.70%, 06/22/30 (Call 03/22/30)	15,436	12,818,010
3.85%, 06/22/40 (Call 12/22/39)	16,801	13,128,970
4.00%, 06/22/50 (Call 12/22/49)	20,659	15,277,659
Wyeth LLC
5.95%, 04/01/37	20,048	23,391,690
6.50%, 02/01/34(a)	8,377	10,234,638
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)(a)	11,009	9,484,448

Security	Par (000)	Value

Pharmaceuticals (continued)
3.00%, 09/12/27 (Call 06/12/27)(a)	$8,737	$8,381,094
4.50%, 11/13/25 (Call 08/13/25)(a)	7,211	7,420,259
4.70%, 02/01/43 (Call 08/01/42)(a)	12,907	12,948,750

		2,459,147,169

Pipelines — 3.0%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	18,239	17,175,971
5.13%, 06/30/27 (Call 01/01/27)(a)	10,739	11,046,997
5.88%, 03/31/25 (Call 10/02/24)	8,936	9,290,670
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)(a)	10,657	8,815,515
3.13%, 11/15/29 (Call 08/15/29)(a)	8,929	8,236,855
3.40%, 08/01/51 (Call 02/01/51)(a)	8,052	6,304,460
4.25%, 12/01/26 (Call 09/01/26)(a)	9,199	9,265,864
5.50%, 12/01/46 (Call 06/01/46)(a)	5,912	6,419,739
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,077	2,970,020
3.75%, 05/15/30 (Call 02/15/30)(a)	10,604	9,774,143
4.00%, 10/01/27 (Call 07/01/27)(a)	5,900	5,701,513
4.75%, 01/15/26 (Call 10/15/25)	14,185	14,358,078
4.95%, 05/15/28 (Call 02/15/28)(a)	7,407	7,395,663
4.95%, 06/15/28 (Call 03/15/28)(a)	7,367	7,422,390
5.00%, 05/15/50 (Call 11/15/49)(a)	19,009	16,971,351
5.15%, 03/15/45 (Call 09/15/44)	9,266	8,404,193
5.25%, 04/15/29 (Call 01/15/29)	12,678	12,903,471
5.30%, 04/15/47 (Call 10/15/46)(a)	8,835	8,021,281
5.35%, 05/15/45 (Call 11/15/44)(a)	6,641	6,077,813
5.40%, 10/01/47 (Call 04/01/47)(a)	14,469	13,321,362
5.50%, 06/01/27 (Call 03/01/27)	8,936	9,251,387
6.00%, 06/15/48 (Call 12/15/47)(a)	9,854	9,692,046
6.13%, 12/15/45 (Call 06/15/45)	7,110	7,009,789
6.25%, 04/15/49 (Call 10/15/48)	17,671	17,806,157
6.50%, 02/01/42 (Call 08/01/41)(a)	9,742	10,188,759
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	12,289	11,141,522
3.13%, 07/31/29 (Call 04/30/29)(a)	10,616	9,857,410
3.20%, 02/15/52 (Call 08/15/51)	9,500	6,987,136
3.30%, 02/15/53 (Call 08/15/52)(a)	14,506	10,960,148
3.70%, 02/15/26 (Call 11/15/25)(a)	6,508	6,453,883
3.70%, 01/31/51 (Call 07/31/50)	9,074	7,357,098
3.95%, 01/31/60 (Call 07/31/59)(a)	10,878	8,854,516
4.15%, 10/16/28 (Call 07/16/28)	8,287	8,246,797
4.20%, 01/31/50 (Call 07/31/49)	12,359	10,844,246
4.25%, 02/15/48 (Call 08/15/47)(a)	10,478	9,261,503
4.45%, 02/15/43 (Call 08/15/42)(a)	9,543	8,671,708
4.80%, 02/01/49 (Call 08/01/48)	12,157	11,617,111
4.85%, 08/15/42 (Call 02/15/42)	8,436	8,070,400
4.85%, 03/15/44 (Call 09/15/43)	12,167	11,634,514
4.90%, 05/15/46 (Call 11/15/45)(a)	9,929	9,605,104
5.10%, 02/15/45 (Call 08/15/44)	10,066	9,868,926
5.95%, 02/01/41	7,029	7,618,353
Kinder Morgan Energy Partners LP
5.50%, 03/01/44 (Call 09/01/43)	9,019	8,913,820
6.95%, 01/15/38	11,125	12,710,472
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)(a)	7,286	6,017,598
3.60%, 02/15/51 (Call 08/15/50)(a)	11,470	8,800,175
4.30%, 06/01/25 (Call 03/01/25)(a)	9,072	9,145,760
4.30%, 03/01/28 (Call 12/01/27)(a)	11,928	11,875,112
5.05%, 02/15/46 (Call 08/15/45)	7,577	7,182,005

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.20%, 03/01/48 (Call 09/01/47)	$7,378	$7,140,647
5.30%, 12/01/34 (Call 06/01/34)	8,308	8,497,326
5.55%, 06/01/45 (Call 12/01/44)(a)	15,450	15,544,437
7.75%, 01/15/32(a)	9,808	11,951,299
Magellan Midstream Partners LP, 3.95%, 03/01/50 (Call 09/01/49)(a)	7,803	6,539,541
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10,309	9,416,275
2.65%, 08/15/30 (Call 05/15/30)(a)	11,306	9,718,243
4.00%, 03/15/28 (Call 12/15/27)	10,439	10,116,162
4.13%, 03/01/27 (Call 12/01/26)	12,759	12,633,010
4.50%, 04/15/38 (Call 10/15/37)(a)	17,647	16,266,562
4.70%, 04/15/48 (Call 10/15/47)(a)	14,497	12,808,088
4.80%, 02/15/29 (Call 11/15/28)(a)	7,700	7,797,333
4.88%, 06/01/25 (Call 03/01/25)	8,965	9,147,070
4.95%, 03/14/52 (Call 09/14/51)	15,115	13,856,344
5.20%, 03/01/47 (Call 09/01/46)(a)	9,964	9,461,233
5.50%, 02/15/49 (Call 08/15/48)	12,455	12,214,905
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)(a)	8,320	7,375,297
3.40%, 09/01/29 (Call 06/01/29)(a)	9,958	9,082,230
4.55%, 07/15/28 (Call 04/15/28)	7,465	7,420,915
5.20%, 07/15/48 (Call 01/15/48)(a)	6,769	6,448,956
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)(a)	11,444	10,499,519
3.80%, 09/15/30 (Call 06/15/30)(a)	7,003	6,460,607
4.50%, 12/15/26 (Call 09/15/26)(a)	8,220	8,214,082
4.65%, 10/15/25 (Call 07/15/25)(a)	8,965	9,077,152
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(a)	11,139	10,926,866
4.50%, 05/15/30 (Call 11/15/29)(a)	19,833	19,665,861
5.00%, 03/15/27 (Call 09/15/26)(a)	11,836	12,114,391
5.88%, 06/30/26 (Call 12/31/25)	15,328	16,103,568
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	6,845	6,475,280
4.95%, 04/15/52 (Call 10/15/51)	3,535	3,242,019
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (Call 07/15/26)	13,357	12,121,477
4.88%, 02/01/31 (Call 02/01/26)	8,056	7,743,830
5.50%, 03/01/30 (Call 03/01/25)	11,450	11,349,812
6.50%, 07/15/27 (Call 07/15/22)(a)	8,580	8,838,601
TransCanada PipeLines Ltd.
2.50%, 10/12/31 (Call 07/12/31)	9,708	8,303,359
4.10%, 04/15/30 (Call 01/15/30)(a)	9,781	9,590,494
4.25%, 05/15/28 (Call 02/15/28)(a)	14,582	14,549,406
4.63%, 03/01/34 (Call 12/01/33)	10,103	9,992,192
4.88%, 01/15/26 (Call 10/15/25)(a)	7,135	7,331,765
4.88%, 05/15/48 (Call 11/15/47)(a)	8,121	8,174,203
5.10%, 03/15/49 (Call 09/15/48)(a)	8,216	8,583,061
6.10%, 06/01/40	9,051	10,189,890
6.20%, 10/15/37(a)	10,502	11,816,752
7.63%, 01/15/39(a)	12,977	16,538,430
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26 (Call 11/01/25)	7,955	8,918,660
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	14,347	12,403,497
3.50%, 11/15/30 (Call 08/15/30)	8,255	7,670,876
3.75%, 06/15/27 (Call 03/15/27)(a)	11,426	11,150,077
4.00%, 09/15/25 (Call 06/15/25)	4,647	4,627,428

Security	Par (000)	Value

Pipelines (continued)
4.85%, 03/01/48 (Call 09/01/47)(a)	$6,715	$6,401,362
5.10%, 09/15/45 (Call 03/15/45)(a)	10,686	10,394,162
6.30%, 04/15/40	11,250	12,538,239

		990,963,595

Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	7,365	5,793,690
2.00%, 05/18/32 (Call 02/18/32)(a)	6,241	5,124,999
2.95%, 03/15/34 (Call 12/15/33)	8,248	7,166,959
3.00%, 05/18/51 (Call 11/18/50)	7,945	5,861,878
3.38%, 08/15/31 (Call 05/15/31)	5,059	4,683,364
3.55%, 03/15/52 (Call 09/15/51)	11,387	9,290,776
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)(a)	10,372	8,282,159
2.10%, 06/15/30 (Call 03/15/30)(a)	11,065	9,064,712
2.75%, 01/15/27 (Call 11/15/26)	13,411	12,467,892
2.90%, 01/15/30 (Call 10/15/29)(a)	9,145	8,031,000
2.95%, 01/15/51 (Call 07/15/50)	10,703	7,331,126
3.10%, 06/15/50 (Call 12/15/49)(a)	11,787	8,294,158
3.38%, 10/15/26 (Call 07/15/26)(a)	12,300	11,809,660
3.55%, 07/15/27 (Call 04/15/27)(a)	6,541	6,252,249
3.80%, 08/15/29 (Call 05/15/29)	17,563	16,373,089
4.00%, 06/01/25 (Call 03/01/25)(a)	6,622	6,620,769
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	11,890	9,628,063
2.55%, 04/01/32 (Call 01/01/32)(a)	5,476	4,589,573
2.75%, 10/01/26 (Call 07/01/26)	10,801	10,221,977
3.25%, 01/30/31 (Call 10/30/30)	9,528	8,643,392
3.40%, 06/21/29 (Call 03/21/29)(a)	6,114	5,715,402
3.65%, 02/01/26 (Call 11/03/25)(a)	11,081	10,945,303
4.50%, 12/01/28 (Call 09/01/28)(a)	7,950	8,014,771
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)(a)	7,076	6,700,557
4.13%, 05/15/29 (Call 02/15/29)	11,208	10,863,456
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	8,805	7,773,043
2.10%, 04/01/31 (Call 01/01/31)(a)	9,426	7,626,358
2.25%, 01/15/31 (Call 10/15/30)(a)	14,100	11,607,176
2.50%, 07/15/31 (Call 04/15/31)(a)	10,222	8,517,169
2.90%, 03/15/27 (Call 02/15/27)	5,280	4,942,835
2.90%, 04/01/41 (Call 10/01/40)(a)	13,558	10,141,596
3.25%, 01/15/51 (Call 07/15/50)(a)	7,701	5,733,505
3.30%, 07/01/30 (Call 04/01/30)	10,831	9,770,897
3.65%, 09/01/27 (Call 06/01/27)	10,693	10,249,988
3.70%, 06/15/26 (Call 03/15/26)	11,137	10,949,231
3.80%, 02/15/28 (Call 11/15/27)	10,472	10,076,763
4.45%, 02/15/26 (Call 11/15/25)	9,772	9,859,495
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	7,676	7,238,049
3.70%, 08/15/27 (Call 05/15/27)(a)	12,249	11,865,966
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)(a)	10,821	8,995,162
2.50%, 05/15/31 (Call 02/15/31)(a)	11,268	9,461,571
3.20%, 11/18/29 (Call 08/18/29)(a)	11,085	10,082,705
3.90%, 04/15/32 (Call 01/15/32)	579	543,275
ERP Operating LP, 4.50%, 07/01/44 (Call 01/01/44)(a)	7,423	7,329,325
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)(a)	7,987	6,731,609
5.25%, 06/01/25 (Call 03/01/25)	3,926	3,985,062
5.30%, 01/15/29 (Call 10/15/28)(a)	10,875	10,900,590

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.38%, 04/15/26 (Call 01/15/26)	$7,178	$7,302,523
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)(a)	7,992	6,507,606
Healthpeak Properties Inc., 3.00%, 01/15/30 (Call 10/15/29)	6,701	6,108,308
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)(a)	7,285	5,900,376
2.25%, 04/15/30 (Call 01/15/30)(a)	6,383	5,620,515
Realty Income Corp., 3.25%, 01/15/31 (Call 10/15/30)	7,045	6,563,261
Simon Property Group LP
1.75%, 02/01/28 (Call 11/01/27)(a)	7,878	6,916,624
2.45%, 09/13/29 (Call 06/13/29)(a)	11,306	9,920,769
2.65%, 07/15/30 (Call 04/15/30)	5,749	5,063,378
3.25%, 11/30/26 (Call 08/30/26)(a)	9,867	9,571,570
3.25%, 09/13/49 (Call 03/13/49)(a)	12,258	9,632,803
3.30%, 01/15/26 (Call 10/15/25)	13,277	13,064,960
3.38%, 06/15/27 (Call 03/15/27)(a)	7,604	7,395,993
3.38%, 12/01/27 (Call 09/01/27)(a)	6,551	6,305,205
3.50%, 09/01/25 (Call 06/01/25)	9,430	9,367,468
3.80%, 07/15/50 (Call 01/15/50)	8,026	7,067,352
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	7,544	7,479,581
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	9,330	9,290,534
4.95%, 02/15/30 (Call 12/15/29)	8,100	8,043,462
5.13%, 05/15/32 (Call 02/15/32)	9,810	9,732,109
VICI Properties LP/VICI Note Co. Inc., 5.63%, 05/15/52	4,737	4,718,384
Welltower Inc.
2.80%, 06/01/31 (Call 03/01/31)(a)	4,584	4,032,925
3.10%, 01/15/30 (Call 10/15/29)	9,147	8,403,172
4.00%, 06/01/25 (Call 03/01/25)(a)	9,463	9,487,104
4.25%, 04/15/28 (Call 01/15/28)	9,301	9,330,087
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	7,957	7,691,465
4.00%, 04/15/30 (Call 01/15/30)(a)	8,774	8,433,874

		601,103,752

Retail — 3.0%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(a)	9,651	9,370,167
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	21,388	19,312,744
1.60%, 04/20/30 (Call 01/20/30)(a)	15,589	13,243,652
1.75%, 04/20/32 (Call 01/20/32)(a)	8,953	7,433,277
3.00%, 05/18/27 (Call 02/18/27)(a)	5,444	5,348,223
Dollar General Corp., 3.50%, 04/03/30 (Call 01/03/30)	8,374	7,863,060
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	9,462	8,084,809
4.00%, 05/15/25 (Call 03/15/25)(a)	5,175	5,201,493
4.20%, 05/15/28 (Call 02/15/28)(a)	14,354	14,275,340
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)(a)	10,154	8,228,194
1.50%, 09/15/28 (Call 07/15/28)(a)	8,530	7,476,490
1.88%, 09/15/31 (Call 06/15/31)	6,118	5,129,182
2.13%, 09/15/26 (Call 06/15/26)(a)	11,508	10,925,197
2.38%, 03/15/51 (Call 09/15/50)	11,453	7,984,677
2.50%, 04/15/27 (Call 02/15/27)(a)	13,296	12,656,240
2.70%, 04/15/30 (Call 01/15/30)	14,562	13,325,661
2.75%, 09/15/51 (Call 03/15/51)(a)	10,347	7,771,997
2.80%, 09/14/27 (Call 06/14/27)(a)	9,019	8,673,303
2.88%, 04/15/27 (Call 03/15/27)	9,768	9,461,987
2.95%, 06/15/29 (Call 03/15/29)(a)	14,694	13,778,900

Security	Par (000)	Value

Retail (continued)
3.00%, 04/01/26 (Call 01/01/26)(a)	$11,221	$11,049,590
3.13%, 12/15/49 (Call 06/15/49)	11,870	9,536,261
3.25%, 04/15/32 (Call 01/15/32)(a)	18,576	17,391,834
3.30%, 04/15/40 (Call 10/15/39)(a)	13,311	11,619,511
3.35%, 09/15/25 (Call 06/15/25)(a)	7,500	7,504,698
3.35%, 04/15/50 (Call 10/15/49)(a)	14,911	12,544,451
3.50%, 09/15/56 (Call 03/15/56)	6,659	5,591,960
3.63%, 04/15/52 (Call 10/15/51)	15,122	13,278,087
3.90%, 12/06/28 (Call 09/06/28)(a)	9,723	9,711,883
3.90%, 06/15/47 (Call 12/15/46)(a)	10,803	9,992,073
4.20%, 04/01/43 (Call 10/01/42)(a)	9,840	9,497,715
4.25%, 04/01/46 (Call 10/01/45)(a)	15,234	14,812,230
4.40%, 03/15/45 (Call 09/15/44)(a)	9,570	9,453,468
4.50%, 12/06/48 (Call 06/06/48)(a)	13,722	13,800,026
4.88%, 02/15/44 (Call 08/15/43)(a)	9,086	9,547,133
5.88%, 12/16/36(a)	30,899	36,236,002
5.95%, 04/01/41 (Call 10/01/40)	7,014	8,227,559
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(a)	10,532	8,980,891
1.70%, 09/15/28 (Call 07/15/28)(a)	9,439	8,237,383
1.70%, 10/15/30 (Call 07/15/30)	10,638	8,705,122
2.50%, 04/15/26 (Call 01/15/26)(a)	13,224	12,611,591
2.63%, 04/01/31 (Call 01/01/31)	12,740	11,136,540
2.80%, 09/15/41 (Call 03/15/41)(a)	10,371	7,928,130
3.00%, 10/15/50 (Call 04/15/50)(a)	17,746	13,024,208
3.10%, 05/03/27 (Call 02/03/27)(a)	14,588	14,128,250
3.35%, 04/01/27 (Call 03/01/27)	7,957	7,762,821
3.38%, 09/15/25 (Call 06/15/25)	13,021	12,915,535
3.65%, 04/05/29 (Call 01/05/29)	16,086	15,527,127
3.70%, 04/15/46 (Call 10/15/45)(a)	13,272	11,104,274
3.75%, 04/01/32 (Call 01/01/32)	21,185	19,981,853
4.00%, 04/15/25 (Call 03/15/25)	2,109	2,138,260
4.05%, 05/03/47 (Call 11/03/46)(a)	13,686	12,016,660
4.25%, 04/01/52 (Call 10/01/51)	14,955	13,440,962
4.45%, 04/01/62 (Call 10/01/61)	11,365	10,179,452
4.50%, 04/15/30 (Call 01/15/30)(a)	13,294	13,375,064
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	8,700	7,504,040
2.63%, 09/01/29 (Call 06/01/29)(a)	9,599	8,693,830
3.30%, 07/01/25 (Call 06/01/25)(a)	6,731	6,707,892
3.50%, 03/01/27 (Call 12/01/26)(a)	8,135	8,054,001
3.50%, 07/01/27 (Call 05/01/27)(a)	9,497	9,357,158
3.60%, 07/01/30 (Call 04/01/30)	8,567	8,215,738
3.63%, 09/01/49 (Call 03/01/49)	16,007	13,420,069
3.70%, 01/30/26 (Call 10/30/25)(a)	15,014	15,054,137
3.80%, 04/01/28 (Call 01/01/28)	10,932	10,844,206
4.20%, 04/01/50 (Call 10/01/49)(a)	8,434	7,776,626
4.45%, 03/01/47 (Call 09/01/46)(a)	9,475	9,084,101
4.45%, 09/01/48 (Call 03/01/48)(a)	7,103	6,788,466
4.70%, 12/09/35 (Call 06/09/35)	7,189	7,301,146
4.88%, 12/09/45 (Call 06/09/45)	15,701	15,865,507
6.30%, 10/15/37(a)	8,598	10,089,180
6.30%, 03/01/38	10,156	11,920,099
O’Reilly Automotive Inc., 3.60%, 09/01/27 (Call 06/01/27)(a)	10,480	10,288,877
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)(a)	6,862	5,881,569
2.55%, 11/15/30 (Call 08/15/30)(a)	10,078	8,697,497
3.00%, 02/14/32 (Call 11/14/31)	9,437	8,324,901
3.50%, 11/15/50 (Call 05/15/50)(a)	13,488	10,775,562

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
3.55%, 08/15/29 (Call 05/15/29)	$10,412	$9,934,037
3.80%, 08/15/25 (Call 06/15/25)(a)	6,947	7,000,064
4.00%, 11/15/28 (Call 08/15/28)(a)	8,556	8,501,355
4.45%, 08/15/49 (Call 02/15/49)(a)	9,993	9,279,863
4.50%, 11/15/48 (Call 05/15/48)(a)	10,119	9,530,597
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(a)	8,510	7,977,122
2.35%, 02/15/30 (Call 11/15/29)	6,030	5,449,359
2.50%, 04/15/26(a)	9,525	9,239,204
2.95%, 01/15/52 (Call 07/15/51)	17,929	14,218,787
3.38%, 04/15/29 (Call 01/15/29)(a)	12,534	12,290,463
4.00%, 07/01/42(a)	5,105	4,953,012
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)(a)	10,376	9,835,357
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(a)	5,954	5,824,885
4.10%, 04/15/50 (Call 10/15/49)	7,091	6,051,730
4.80%, 11/18/44 (Call 05/18/44)(a)	1,200	1,127,427
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)	8,857	8,798,010
3.55%, 06/26/25 (Call 04/26/25)(a)	3,333	3,372,510
3.70%, 06/26/28 (Call 03/26/28)(a)	15,677	15,699,612
4.05%, 06/29/48 (Call 12/29/47)(a)	15,129	15,222,829
5.25%, 09/01/35(a)	8,326	9,416,475
6.20%, 04/15/38(a)	817	1,015,039
6.50%, 08/15/37(a)	1,370	1,757,405

		985,672,941

Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28 (Call 08/01/28)	10,572	9,278,638
2.10%, 10/01/31 (Call 07/01/31)(a)	6,786	5,836,480
2.80%, 10/01/41 (Call 04/01/41)(a)	7,514	6,091,450
2.95%, 10/01/51 (Call 04/01/51)(a)	9,404	7,376,619
3.50%, 12/05/26 (Call 09/05/26)(a)	10,965	10,938,225
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)(a)	12,289	10,523,883
2.75%, 06/01/50 (Call 12/01/49)(a)	7,686	5,962,962
3.30%, 04/01/27 (Call 01/01/27)(a)	14,535	14,336,026
4.35%, 04/01/47 (Call 10/01/46)	9,228	9,286,013
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	8,856	8,356,492
3.88%, 01/15/27 (Call 10/15/26)	29,032	28,319,198
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(c)	10,530	9,110,751
2.45%, 02/15/31 (Call 11/15/30)(a)(c)	26,175	21,601,442
2.60%, 02/15/33 (Call 11/15/32)(c)	16,621	13,285,277
3.14%, 11/15/35 (Call 08/15/35)(a)(c)	29,088	23,344,836
3.15%, 11/15/25 (Call 10/15/25)(a)	13,026	12,687,299
3.19%, 11/15/36 (Call 08/15/36)(a)(c)	23,055	18,122,397
3.42%, 04/15/33 (Call 01/15/33)(c)	20,251	17,365,008
3.46%, 09/15/26 (Call 07/15/26)(a)	12,535	12,210,945
3.47%, 04/15/34 (Call 01/15/34)(c)	27,355	23,189,474
3.50%, 02/15/41 (Call 08/15/40)(a)(c)	25,592	19,908,160
3.75%, 02/15/51 (Call 08/15/50)(a)(c)	17,397	13,381,885
4.00%, 04/15/29 (Call 02/15/29)(c)	9,141	8,720,092
4.11%, 09/15/28 (Call 06/15/28)	25	24,347
4.15%, 11/15/30 (Call 08/15/30)	10,220	9,673,469
4.15%, 04/15/32 (Call 01/15/32)(c)	7,695	7,148,159
4.30%, 11/15/32 (Call 08/15/32)(a)	16,372	15,352,809
4.93%, 05/15/37 (Call 02/15/37)(a)(c)	63,866	59,561,955

Security	Par (000)	Value

Semiconductors (continued)
5.00%, 04/15/30 (Call 01/15/30)(a)	$30	$30,303
Intel Corp.
1.60%, 08/12/28 (Call 06/12/28)	8,943	7,872,848
2.00%, 08/12/31 (Call 05/12/31)(a)	9,471	8,048,073
2.45%, 11/15/29 (Call 08/15/29)	19,226	17,408,603
2.60%, 05/19/26 (Call 02/19/26)	8,682	8,407,583
2.80%, 08/12/41 (Call 02/12/41)	8,288	6,546,081
3.05%, 08/12/51 (Call 02/12/51)(a)	11,036	8,608,406
3.10%, 02/15/60 (Call 08/15/59)	10,650	7,893,029
3.15%, 05/11/27 (Call 02/11/27)(a)	10,966	10,765,055
3.20%, 08/12/61 (Call 02/12/61)(a)	7,552	5,679,837
3.25%, 11/15/49 (Call 05/15/49)	18,788	15,150,423
3.70%, 07/29/25 (Call 04/29/25)(a)	16,664	16,811,370
3.73%, 12/08/47 (Call 06/08/47)(a)	20,677	18,277,751
3.75%, 03/25/27 (Call 01/25/27)(a)	8,051	8,091,038
3.90%, 03/25/30 (Call 12/25/29)(a)	13,481	13,386,032
4.00%, 12/15/32(a)	8,047	7,967,387
4.10%, 05/19/46 (Call 11/19/45)(a)	10,028	9,439,700
4.10%, 05/11/47 (Call 11/11/46)(a)	10,132	9,480,649
4.60%, 03/25/40 (Call 09/25/39)(a)	8,213	8,263,439
4.75%, 03/25/50 (Call 09/25/49)(a)	21,221	21,960,348
4.80%, 10/01/41(a)	6,881	7,108,784
4.90%, 07/29/45 (Call 01/29/45)	7,825	8,162,375
4.95%, 03/25/60 (Call 09/25/59)(a)	8,428	8,877,073
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	7,464	6,229,292
4.10%, 03/15/29 (Call 12/15/28)	8,789	8,823,276
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	14,038	12,007,281
2.88%, 06/15/50 (Call 12/15/49)(a)	6,786	5,230,611
3.75%, 03/15/26 (Call 01/15/26)	13,236	13,277,188
4.00%, 03/15/29 (Call 12/15/28)(a)	7,917	7,886,770
4.88%, 03/15/49 (Call 09/15/48)	8,850	9,487,023
Marvell Technology Inc.
2.45%, 04/15/28 (Call 02/15/28)	9,914	8,854,454
2.95%, 04/15/31 (Call 01/15/31)(a)	12,631	10,979,114
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	5,992	5,953,172
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	12,906	10,745,395
4.19%, 02/15/27 (Call 12/15/26)(a)	11,147	11,093,740
4.66%, 02/15/30 (Call 11/15/29)	10,168	10,063,064
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	13,366	11,762,303
2.00%, 06/15/31 (Call 03/15/31)(a)	12,979	11,148,817
2.85%, 04/01/30 (Call 01/01/30)	14,489	13,486,186
3.20%, 09/16/26 (Call 06/16/26)(a)	7,443	7,400,675
3.50%, 04/01/40 (Call 10/01/39)(a)	12,156	10,999,050
3.50%, 04/01/50 (Call 10/01/49)(a)	18,323	16,234,334
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(a)(c)	8,583	7,225,918
2.65%, 02/15/32 (Call 11/15/31)(a)(c)	7,711	6,431,407
3.25%, 05/11/41 (Call 11/11/40)(a)(c)	10,067	7,875,616
3.40%, 05/01/30 (Call 02/01/30)(c)	8,346	7,586,708
3.88%, 06/18/26 (Call 04/18/26)(c)	9,126	8,970,286
4.30%, 06/18/29 (Call 03/18/29)(a)(c)	11,413	11,106,982
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	9,081	8,384,033
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	10,960	9,509,837
1.65%, 05/20/32 (Call 02/20/32)(a)	6,980	5,659,434

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
2.15%, 05/20/30 (Call 02/20/30)(a)	$13,011	$11,416,528
3.25%, 05/20/27 (Call 02/20/27)	17,685	17,314,763
3.25%, 05/20/50 (Call 11/20/49)(a)	8,786	7,461,955
3.45%, 05/20/25 (Call 02/20/25)(a)	8,593	8,614,465
4.30%, 05/20/47 (Call 11/20/46)(a)	15,470	15,291,287
4.65%, 05/20/35 (Call 11/20/34)	11,199	11,615,381
4.80%, 05/20/45 (Call 11/20/44)	14,553	15,237,476
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10,687	9,231,852
2.25%, 09/04/29 (Call 06/04/29)	11,657	10,555,509
3.88%, 03/15/39 (Call 09/15/38)	9,148	8,868,793
4.15%, 05/15/48 (Call 11/15/47)(a)	13,477	13,460,433

		1,028,710,886

Software — 3.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	16,312	11,768,516
3.40%, 09/15/26 (Call 06/15/26)(a)	11,178	11,082,091
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	8,297	7,826,484
2.30%, 02/01/30 (Call 11/01/29)(a)	13,301	11,915,722
Autodesk Inc., 2.40%, 12/15/31 (Call 09/15/31)(a)	13,415	11,240,017
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	11,721	10,052,640
2.90%, 12/01/29 (Call 09/01/29)(a)	8,855	7,967,044
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	9,241	9,063,879
3.30%, 03/01/30 (Call 12/01/29)(a)	8,481	8,352,833
4.50%, 12/01/27 (Call 09/01/27)	9,700	9,828,029
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(a)	12,589	11,344,313
1.65%, 03/01/28 (Call 01/01/28)(a)	8,474	7,348,303
2.25%, 03/01/31 (Call 12/01/30)(a)	11,816	9,907,026
3.10%, 03/01/41 (Call 09/01/40)	13,195	10,329,162
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)(a)	11,665	10,687,576
2.65%, 06/01/30 (Call 03/01/30)(a)	10,652	9,258,795
3.20%, 07/01/26 (Call 05/01/26)(a)	18,519	17,918,447
3.50%, 07/01/29 (Call 04/01/29)	28,702	26,798,727
3.85%, 06/01/25 (Call 03/01/25)(a)	5,955	5,965,134
4.20%, 10/01/28 (Call 07/01/28)(a)	8,391	8,251,610
4.40%, 07/01/49 (Call 01/01/49)	22,727	20,536,740
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)(a)	34,876	33,684,015
2.53%, 06/01/50 (Call 12/01/49)(a)	57,951	43,938,703
2.68%, 06/01/60 (Call 12/01/59)	33,609	24,631,367
2.92%, 03/17/52 (Call 09/17/51)	58,392	47,448,644
3.04%, 03/17/62 (Call 09/17/61)	14,266	11,317,457
3.13%, 11/03/25 (Call 08/03/25)(a)	24,384	24,426,948
3.30%, 02/06/27 (Call 11/06/26)(a)	34,841	34,876,454
3.45%, 08/08/36 (Call 02/08/36)(a)	13,626	13,026,863
3.50%, 02/12/35 (Call 08/12/34)(a)	14,829	14,309,178
3.70%, 08/08/46 (Call 02/08/46)(a)	22,866	21,686,382
4.10%, 02/06/37 (Call 08/06/36)(a)	9,308	9,526,595
4.25%, 02/06/47 (Call 08/06/46)(a)	14,984	15,598,825
4.45%, 11/03/45 (Call 05/03/45)(a)	5,490	5,727,451
4.50%, 02/06/57 (Call 08/06/56)(a)	5,005	5,417,428
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	26,311	23,776,898
2.30%, 03/25/28 (Call 01/25/28)	21,193	18,472,654
2.65%, 07/15/26 (Call 04/15/26)(a)	30,075	28,081,966

Security	Par (000)	Value

Software (continued)
2.80%, 04/01/27 (Call 02/01/27)(a)	$19,419	$17,929,683
2.88%, 03/25/31 (Call 12/25/30)	33,963	28,829,099
2.95%, 05/15/25 (Call 02/15/25)(a)	17,170	16,613,776
2.95%, 04/01/30 (Call 01/01/30)(a)	27,878	24,067,470
3.25%, 11/15/27 (Call 08/15/27)(a)	27,634	25,731,142
3.60%, 04/01/40 (Call 10/01/39)	26,734	20,636,999
3.60%, 04/01/50 (Call 10/01/49)	46,078	33,134,326
3.65%, 03/25/41 (Call 09/25/40)	20,275	15,724,128
3.80%, 11/15/37 (Call 05/15/37)(a)	14,744	12,086,036
3.85%, 07/15/36 (Call 01/15/36)(a)	11,483	9,618,481
3.85%, 04/01/60 (Call 10/01/59)	29,893	21,128,193
3.90%, 05/15/35 (Call 11/15/34)	14,810	12,813,169
3.95%, 03/25/51 (Call 09/25/50)	29,667	22,527,693
4.00%, 07/15/46 (Call 01/15/46)(a)	31,641	24,669,273
4.00%, 11/15/47 (Call 05/15/47)	20,814	16,149,797
4.10%, 03/25/61 (Call 09/25/60)	14,045	10,399,946
4.13%, 05/15/45 (Call 11/15/44)(a)	18,414	14,532,487
4.30%, 07/08/34 (Call 01/08/34)(a)	15,085	13,633,637
4.38%, 05/15/55 (Call 11/15/54)	12,244	9,638,730
4.50%, 07/08/44 (Call 01/08/44)	8,540	7,206,424
5.38%, 07/15/40(a)	24,372	23,127,712
6.13%, 07/08/39	11,288	11,779,603
6.50%, 04/15/38(a)	12,122	13,084,949
Roper Technologies Inc.
1.75%, 02/15/31 (Call 11/15/30)(a)	5,222	4,218,945
4.20%, 09/15/28 (Call 06/15/28)	6,916	6,935,650
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)(a)	9,321	8,226,981
1.95%, 07/15/31 (Call 04/15/31)(a)	14,075	12,079,684
2.70%, 07/15/41 (Call 01/15/41)(a)	16,476	13,102,348
2.90%, 07/15/51 (Call 01/15/51)(a)	20,168	15,702,601
3.05%, 07/15/61 (Call 01/15/61)(a)	8,436	6,427,530
3.70%, 04/11/28 (Call 01/11/28)(a)	15,505	15,475,162
VMware Inc.
1.40%, 08/15/26 (Call 07/15/26)(a)	21,419	19,187,316
1.80%, 08/15/28 (Call 06/15/28)	10,086	8,574,133
2.20%, 08/15/31 (Call 05/15/31)(a)	13,796	11,223,790
3.90%, 08/21/27 (Call 05/21/27)	9,766	9,539,339
4.50%, 05/15/25 (Call 04/15/25)(a)	1,222	1,238,330
4.70%, 05/15/30 (Call 02/15/30)	14,872	14,792,387
Workday Inc.
3.50%, 04/01/27 (Call 03/01/27)	5,442	5,305,303
3.70%, 04/01/29 (Call 02/01/29)	5,632	5,388,994
3.80%, 04/01/32 (Call 01/01/32)	7,138	6,756,306

		1,182,628,468

Telecommunications — 7.1%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	19,842	17,307,373
1.70%, 03/25/26 (Call 03/25/23)(a)	23,867	22,036,014
2.25%, 02/01/32 (Call 11/01/31)(a)	24,594	20,468,989
2.30%, 06/01/27 (Call 04/01/27)	26,959	24,796,028
2.55%, 12/01/33 (Call 09/01/33)(a)	35,326	29,211,267
2.75%, 06/01/31 (Call 03/01/31)(a)	30,078	26,548,127
3.10%, 02/01/43 (Call 08/01/42)	22,314	17,287,524
3.30%, 02/01/52 (Call 08/01/51)(a)	21,233	16,112,063
3.40%, 05/15/25 (Call 05/11/22)(a)	16,695	16,790,073
3.50%, 06/01/41 (Call 12/01/40)	23,983	19,960,518
3.50%, 09/15/53 (Call 03/15/53)	67,845	53,255,177
3.50%, 02/01/61 (Call 08/01/60)	13,670	10,138,390
3.55%, 09/15/55 (Call 03/15/55)	72,143	56,036,289

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
3.65%, 06/01/51 (Call 12/01/50)(a)	$29,105	$23,634,791
3.65%, 09/15/59 (Call 03/15/59)	66,737	51,533,517
3.80%, 02/15/27 (Call 11/15/26)(a)	10,845	10,834,450
3.80%, 12/01/57 (Call 06/01/57)(a)	53,451	42,801,011
3.85%, 06/01/60 (Call 12/01/59)(a)	14,841	11,808,069
4.10%, 02/15/28 (Call 11/15/27)(a)	17,871	18,050,366
4.13%, 02/17/26 (Call 05/11/22)(a)	12,444	12,756,998
4.25%, 03/01/27 (Call 12/01/26)(a)	13,181	13,461,459
4.30%, 02/15/30 (Call 11/15/29)	28,991	29,141,197
4.30%, 12/15/42 (Call 06/15/42)(a)	13,013	11,937,152
4.35%, 03/01/29 (Call 12/01/28)	30,273	30,575,682
4.35%, 06/15/45 (Call 12/15/44)	11,343	10,261,299
4.50%, 05/15/35 (Call 11/15/34)(a)	24,271	23,831,192
4.50%, 03/09/48 (Call 09/09/47)(a)	16,197	15,188,035
4.55%, 03/09/49 (Call 09/09/48)(a)	11,235	10,683,440
4.75%, 05/15/46 (Call 11/15/45)	17,602	17,369,284
4.85%, 03/01/39 (Call 09/01/38)(a)	9,811	9,773,268
5.15%, 02/15/50 (Call 08/14/49)	10,631	11,067,540
5.25%, 03/01/37 (Call 09/01/36)(a)	15,495	16,446,675
5.35%, 09/01/40(a)	9,582	10,098,313
5.65%, 02/15/47 (Call 08/15/46)(a)	8,678	9,640,795
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	14,407	12,069,025
4.46%, 04/01/48 (Call 10/01/47)(a)	9,383	8,985,621
British Telecommunications PLC, 9.63%, 12/15/30	26,767	34,258,419
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	12,290	11,871,678
2.95%, 02/28/26(a)	12,088	11,941,248
5.50%, 01/15/40(a)	19,684	22,594,901
5.90%, 02/15/39	18,836	22,447,892
Corning Inc.
4.38%, 11/15/57 (Call 05/15/57)	7,031	6,337,959
5.45%, 11/15/79 (Call 05/19/79)(a)	11,034	10,805,019
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	37,860	48,024,865
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	11,959	9,780,458
2.75%, 05/24/31 (Call 02/24/31)	9,823	8,206,185
4.60%, 05/23/29 (Call 02/23/29)	10,994	10,821,970
Orange SA
5.38%, 01/13/42(a)	11,577	12,399,535
5.50%, 02/06/44 (Call 08/06/43)(a)	7,342	8,055,659
9.00%, 03/01/31	26,915	35,504,171
Rogers Communications Inc.
3.20%, 03/15/27 (Call 02/15/27)(c)	13,725	13,076,517
3.70%, 11/15/49 (Call 05/15/49)(a)	9,584	7,622,882
3.80%, 03/15/32 (Call 12/15/31)(c)	20,262	18,664,732
4.30%, 02/15/48 (Call 08/15/47)(a)	7,154	6,255,873
4.35%, 05/01/49 (Call 11/01/48)(a)	11,766	10,390,115
4.50%, 03/15/42 (Call 09/15/41)(c)	12,402	11,295,527
4.55%, 03/15/52 (Call 09/15/51)(c)	18,844	16,744,511
5.00%, 03/15/44 (Call 09/15/43)(a)	9,895	9,532,631
Telefonica Emisiones SA
4.10%, 03/08/27	16,021	15,848,098
4.67%, 03/06/38	7,732	7,177,258
4.90%, 03/06/48	13,849	12,605,613
5.21%, 03/08/47	25,467	23,920,626
5.52%, 03/01/49 (Call 09/01/48)	12,086	11,943,931
7.05%, 06/20/36(a)	19,586	22,604,745
Telefonica Europe BV, 8.25%, 09/15/30(a)	11,393	14,074,511

Security	Par (000)	Value

Telecommunications (continued)
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	$17,869	$16,382,355
4.60%, 11/16/48 (Call 05/16/48)(a)	7,001	6,937,177
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	16,347	14,914,362
2.05%, 02/15/28 (Call 12/15/27)	24,934	22,001,360
2.25%, 11/15/31 (Call 08/15/31)	9,195	7,536,004
2.55%, 02/15/31 (Call 11/15/30)	27,622	23,510,109
2.70%, 03/15/32 (Call 12/15/31)(c)	7,813	6,633,308
3.00%, 02/15/41 (Call 08/15/40)(a)	25,852	19,755,206
3.30%, 02/15/51 (Call 08/15/50)(a)	30,683	22,962,633
3.40%, 10/15/52 (Call 04/15/52)(a)(c)	26,236	19,867,712
3.50%, 04/15/25 (Call 03/15/25)	14,043	13,866,342
3.60%, 11/15/60 (Call 05/15/60)	5,524	4,131,050
3.75%, 04/15/27 (Call 02/15/27)	38,888	37,852,646
3.88%, 04/15/30 (Call 01/15/30)(a)	67,018	63,453,279
4.38%, 04/15/40 (Call 10/15/39)(a)	20,304	18,701,586
4.50%, 04/15/50 (Call 10/15/49)	29,794	27,183,289
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)	14,313	13,066,771
1.45%, 03/20/26 (Call 02/20/26)(a)	18,852	17,281,498
1.50%, 09/18/30 (Call 06/18/30)(a)	10,680	8,681,895
1.68%, 10/30/30 (Call 07/30/30)(a)	12,103	9,875,138
1.75%, 01/20/31 (Call 10/20/30)	21,854	17,787,209
2.10%, 03/22/28 (Call 01/22/28)	27,873	24,980,020
2.36%, 03/15/32	39,490	33,184,146
2.55%, 03/21/31 (Call 12/21/30)(a)	39,171	34,060,128
2.63%, 08/15/26(a)	18,431	17,508,825
2.65%, 11/20/40 (Call 05/20/40)(a)	30,803	23,304,690
2.85%, 09/03/41 (Call 03/03/41)(a)	14,557	11,369,499
2.88%, 11/20/50 (Call 05/20/50)(a)	27,485	20,086,604
2.99%, 10/30/56 (Call 04/30/56)	37,794	26,793,093
3.00%, 03/22/27 (Call 01/22/27)(a)	10,867	10,398,577
3.00%, 11/20/60 (Call 05/20/60)(a)	18,467	12,914,564
3.15%, 03/22/30 (Call 12/22/29)	12,252	11,254,465
3.40%, 03/22/41 (Call 09/22/40)(a)	35,509	29,682,836
3.55%, 03/22/51 (Call 09/22/50)(a)	46,836	38,595,899
3.70%, 03/22/61 (Call 09/22/60)(a)	33,399	26,953,574
3.88%, 02/08/29 (Call 11/08/28)(a)	9,682	9,545,925
3.88%, 03/01/52 (Call 09/01/51)	8,465	7,394,763
4.00%, 03/22/50 (Call 09/22/49)(a)	12,556	11,194,819
4.02%, 12/03/29 (Call 09/03/29)	36,176	35,418,355
4.13%, 03/16/27(a)	30,464	30,625,825
4.13%, 08/15/46	13,015	11,841,270
4.27%, 01/15/36(a)	18,556	17,951,316
4.33%, 09/21/28(a)	37,737	37,987,532
4.40%, 11/01/34 (Call 05/01/34)(a)	17,472	17,208,568
4.50%, 08/10/33(a)	23,450	23,477,383
4.52%, 09/15/48	5,218	5,075,614
4.81%, 03/15/39	10,558	10,803,664
4.86%, 08/21/46	21,762	21,944,864
5.01%, 08/21/54	8,564	9,070,012
5.25%, 03/16/37(a)	10,012	10,645,284
6.55%, 09/15/43(a)	4,553	5,685,131
Vodafone Group PLC
4.13%, 05/30/25(a)	9,101	9,211,755
4.25%, 09/17/50	12,890	11,143,784
4.38%, 05/30/28(a)	25,342	25,686,849
4.38%, 02/19/43(a)	16,026	14,526,280
4.88%, 06/19/49	19,441	18,569,489

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.00%, 05/30/38	$11,313	$11,217,122
5.25%, 05/30/48(a)	28,830	28,614,130
6.15%, 02/27/37(a)	15,171	16,847,000

		2,311,859,123

Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	11,373	10,817,374

Transportation — 1.8%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51 (Call 03/15/51)(a)	10,455	8,698,876
3.55%, 02/15/50 (Call 08/15/49)	6,678	5,826,349
3.90%, 08/01/46 (Call 02/01/46)(a)	7,713	7,136,784
4.05%, 06/15/48 (Call 12/15/47)(a)	8,345	7,895,308
4.13%, 06/15/47 (Call 12/15/46)(a)	7,462	7,148,969
4.15%, 04/01/45 (Call 10/01/44)(a)	8,463	7,984,276
4.15%, 12/15/48 (Call 06/15/48)(a)	7,217	6,918,063
4.45%, 03/15/43 (Call 09/15/42)	7,190	7,097,304
4.55%, 09/01/44 (Call 03/01/44)	7,489	7,466,068
4.90%, 04/01/44 (Call 10/01/43)(a)	9,263	9,603,062
5.75%, 05/01/40 (Call 11/01/39)	6,988	7,942,879
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	9,392	8,618,768
2.45%, 12/02/31 (Call 09/02/31)(a)	9,576	8,315,443
3.00%, 12/02/41 (Call 06/02/41)(a)	10,796	8,793,059
3.10%, 12/02/51 (Call 06/02/51)(a)	16,806	12,936,148
6.13%, 09/15/2115 (Call 03/15/2115)	7,970	8,832,545
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)(a)	8,337	8,051,206
3.80%, 03/01/28 (Call 12/01/27)(a)	7,937	7,876,039
3.80%, 11/01/46 (Call 05/01/46)(a)	9,271	8,161,150
4.10%, 03/15/44 (Call 09/15/43)	6,808	6,226,078
4.25%, 03/15/29 (Call 12/15/28)(a)	11,188	11,257,900
4.30%, 03/01/48 (Call 09/01/47)(a)	7,338	6,979,876
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)(a)	9,572	8,219,055
3.10%, 08/05/29 (Call 05/05/29)(a)	8,263	7,649,966
3.25%, 04/01/26 (Call 01/01/26)(a)	5,496	5,418,371
3.25%, 05/15/41 (Call 11/15/40)	7,482	6,002,024
4.05%, 02/15/48 (Call 08/15/47)(a)	10,688	9,222,875
4.25%, 05/15/30 (Call 02/15/30)(a)	6,458	6,396,457
4.40%, 01/15/47 (Call 07/15/46)(a)	9,163	8,317,233
4.55%, 04/01/46 (Call 10/01/45)(a)	12,288	11,384,819
4.75%, 11/15/45 (Call 05/15/45)	10,201	9,626,482
4.95%, 10/17/48 (Call 04/17/48)(a)	8,434	8,301,316
5.10%, 01/15/44(a)	7,292	7,253,986
5.25%, 05/15/50 (Call 11/15/49)(a)	12,205	12,534,141
Norfolk Southern Corp.
3.05%, 05/15/50 (Call 11/15/49)	10,326	8,022,323
3.16%, 05/15/55 (Call 11/15/54)	7,692	5,860,417
Union Pacific Corp.
2.38%, 05/20/31 (Call 02/20/31)(a)	8,318	7,294,890
2.40%, 02/05/30 (Call 11/05/29)	9,083	8,135,331
2.80%, 02/14/32 (Call 12/15/31)	6,829	6,134,976
2.95%, 03/10/52 (Call 09/10/51)(a)	9,098	6,966,542
2.97%, 09/16/62 (Call 03/16/62)(a)	7,802	5,670,526
3.20%, 05/20/41 (Call 11/20/40)(a)	10,140	8,591,291
3.25%, 02/05/50 (Call 08/05/49)	15,465	12,620,323
3.50%, 02/14/53 (Call 08/14/52)	13,541	11,530,422

Security	Par/ Shares (000)	Value

Transportation (continued)
3.70%, 03/01/29 (Call 12/01/28)(a)	$8,324	$8,200,588
3.75%, 02/05/70 (Call 08/05/69)(a)	7,611	6,356,540
3.80%, 10/01/51 (Call 04/01/51)(a)	8,935	8,013,723
3.80%, 04/06/71 (Call 10/06/70)(a)	11,402	9,585,249
3.84%, 03/20/60 (Call 09/20/59)(a)	16,546	14,602,101
3.95%, 09/10/28 (Call 06/10/28)(a)	11,224	11,214,502
United Parcel Service Inc.
3.05%, 11/15/27 (Call 08/15/27)(a)	8,667	8,420,605
3.40%, 03/15/29 (Call 12/15/28)(a)	8,887	8,686,262
3.75%, 11/15/47 (Call 05/15/47)(a)	10,497	9,621,320
3.90%, 04/01/25 (Call 03/01/25)	3,000	3,034,757
4.25%, 03/15/49 (Call 09/15/48)(a)	7,493	7,434,582
4.45%, 04/01/30 (Call 01/01/30)(a)	6,140	6,387,117
5.30%, 04/01/50 (Call 10/01/49)(a)	13,514	15,349,339
6.20%, 01/15/38	13,878	16,701,428
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(a)	16,726	15,223,632
1.50%, 09/22/28 (Call 07/22/28)(a)	17,999	15,922,268
1.80%, 09/22/31 (Call 06/22/31)(a)	19,260	16,445,636
2.50%, 09/22/41 (Call 03/22/41)(a)	19,044	15,324,941
2.65%, 09/22/51 (Call 03/22/51)(a)	20,715	16,221,430

		573,665,936

Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47 (Call 03/01/47)	9,619	8,457,451
6.59%, 10/15/37	7,545	9,189,505

		17,646,956

Total Corporate Bonds & Notes — 98.0% (Cost: $37,465,103,002)		31,874,937,920

Short-Term Investments

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	2,217,147	2,217,147,404
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	166,614	166,614,000

		2,383,761,404

Total Short-Term Investments — 7.3% (Cost: $2,383,472,570)		2,383,761,404

Total Investments in Securities — 105.3% (Cost: $39,848,575,572)		34,258,699,324

Other Assets, Less Liabilities — (5.3)%		(1,711,184,559)

Net Assets — 100.0%		$32,547,514,765

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$31,874,937,920	$—	$31,874,937,920
Money Market Funds	2,383,761,404	—	—	2,383,761,404

	$2,383,761,404	$31,874,937,920	$—	$34,258,699,324

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

April 30, 2022

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$12,276,190,928	$31,874,937,920
Affiliated(c)	3,450,494,009	2,383,761,404
Cash	117,809	—
Receivables:
Investments sold	90,607,323	379,127,989
Securities lending income — Affiliated	892,996	408,142
Capital shares sold	458,745	5,038,694
Dividends	25,771	70,247
Interest	185,904,157	311,117,292

Total assets	16,004,691,738	34,954,461,688

LIABILITIES
Bank overdraft	—	159,056
Collateral on securities loaned, at value	3,301,045,257	2,217,141,514
Payables:
Investments purchased	104,122,310	176,955,825
Interest on short sales	—	15,900
Capital shares redeemed	637,025	8,930,049
Investment advisory fees	5,537,101	3,744,579

Total liabilities	3,411,341,693	2,406,946,923

NET ASSETS	$12,593,350,045	$32,547,514,765

NET ASSETS CONSIST OF:
Paid-in capital	$15,875,002,451	$38,553,081,070
Accumulated loss	(3,281,652,406)	(6,005,566,305)

NET ASSETS	$12,593,350,045	$32,547,514,765

Shares outstanding	159,900,000	288,400,000

Net asset value	$78.76	$112.86

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,156,266,020	$1,960,543,501
(b) Investments, at cost — Unaffiliated	$13,713,437,359	$37,465,103,002
(c) Investments, at cost — Affiliated	$3,450,360,447	$2,383,472,570

F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1010-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

• iShares Interest Rate Hedged Long-Term Corporate Bond ETF | IGBH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Investment Objective

The iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities greater than ten years, as represented by the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares 10+ Year Investment Grade Corporate Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Prior to 12/1/21, the Fund operated as a transparent active ETF. On 12/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.93)%	(4.95)%	2.25%	2.29%	(4.95)%	11.78%	16.55%
Fund Market	(5.76)	(5.53)	2.17	2.27	(5.53)	11.31	16.44
Index(a)	(6.37)	(5.09)	1.84	2.20	(5.09)	9.56	15.91
ICE Q70A Custom Index (b)	(6.02)	(4.72)	N/A	N/A	(4.72)	N/A	N/A
BlackRock Interest Rate Hedged Long-Term Corporate Bond Index (c)	(6.49)	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

(a)

Index performance through November 30, 2021 reflects the performance of the ICE Q70A Custom Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index, which, effective as of December 1, 2021, replaced the ICE Q70A Custom Index as the underlying index of the fund.

(b)

The ICE Q70A Custom Index is an unmanaged index that consists of the ICE BofA 10+ Year US Corporate Index plus interest rate swaps that intend to hedge the interest rate exposure of the ICE BofA 10+ Year US Corporate Index. The inception date of the ICE Q70A Custom Index (4pm pricing variant) was January 31, 2021. The cumulative total return for this index for the period January 31, 2021 through April 30, 2022 was -2.99%.

(c)

The inception date of the BlackRock Interest Rate Hedged Long-Term Corporate Bond Index was October 29, 2021. The cumulative total return for this index for the period October 29, 2021 through April 30, 2022 was (6.49)%.

On 3/1/2021 the Fund began referencing the 4pm pricing variant of the ICE Q70A Custom Index. Index data on and after 3/1/2021 is for the 4pm pricing variant of the ICE Q70A Custom Index. Historical index data from 8/1/2018 through 2/28/2021 is for the 3pm pricing variant of the ICE Q70A Custom Index. Historical Index data prior to 8/1/2018 is for the Bloomberg Barclays Swaps-Hedged U.S. Long Credit Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 940.70	$ 0.48		$ 1,000.00	$ 1,024.30	$ 0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022 (continued)	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	90.5%
Short-term Investments	1.3
Swaps, net cumulative appreciation	17.8
Other assets less liabilities	(9.6)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)

Credit Rating(a)	Percent of Total Investment(b)

Aaa	3.3%
Aa	8.5
A	36.3
Baa	48.4
Ba	1.7
Not Rated	1.8

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 90.5%
iShares 10+ Year Investment Grade Corporate Bond ETF(a)	3,222,767	$178,154,560

Total Investment Companies — 90.5% (Cost: $227,577,723)		178,154,560

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(b)	2,450,000	2,450,000

Total Short-Term Investments — 1.3% (Cost: $2,450,000)		2,450,000

Total Investments in Securities — 91.8% (Cost: $230,027,723)		180,604,560

Other Assets, Less Liabilities — 8.2%		16,222,251

Net Assets — 100.0%		$196,826,811

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2,562	(b)	$—		$(2,562)	$—	$—	—	$9,319	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,120,000	—		(3,670,000	)(b)	—	—	2,450,000	2,450,000	2,786		—
iShares 10+ Year Investment Grade Corporate Bond ETF	760,352,723	197,739,865		(666,410,780)		(58,505,427)	(55,021,821)	178,154,560	3,222,767	9,958,993		—

						$(58,507,989)	$(55,021,821)	$180,604,560		$9,971,098		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

0.89%	Annual	1-Day SOFR, 0.33%	Annual	N/A	07/21/22	$(30,000)	$9,644	$38	$9,606
0.23%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/22	(30,000)	222,566	333	222,233
1.10%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/25/23	(4,200)	33,095	5	33,090
0.32%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/14/23	(1,000)	33,953	3	33,950
1.49%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/18/24	(4,800)	102,667	21	102,646
2.48%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/24	(1,890)	8,638	9	8,629
2.60%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/24	(500)	1,226	2	1,224

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Rate	Frequency	Rate	Frequency

0.40%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/25	$(7,850)	$690,968	$85	$690,883
1.96%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/21/27	(2,320)	84,380	22	84,358
2.65%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/21/27	(1,500)	7,192	15	7,177
0.48%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/15/27	(5,635)	715,186	202,265	512,921
2.66%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/21/29	(500)	1,968	7	1,961
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/29	(200)	1,691	3	1,688
0.78%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	10/19/30	(16,990)	2,842,664	266	2,842,398
2.10%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/04/32	(8,760)	459,387	150	459,237
2.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/21/32	(1,500)	3,431	26	3,405
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/32	(800)	8,593	14	8,579
1.75%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/17/36	(29,535)	4,305,757	(912,191)	5,217,948
1.41%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/01/36	(2,380)	372,425	49	372,376
1.41%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/24/36	(1,860)	292,121	39	292,082
2.16%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/37	(1,860)	124,653	39	124,614
2.59%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/37	(100)	1,400	2	1,398
1.95%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/10/41	(40,327)	6,062,090	(2,424,423)	8,486,513
2.32%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/08/42	(980)	51,076	27	51,049
2.38%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/42	(1,351)	57,888	38	57,850
1.81%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	07/01/46	(1,325)	250,352	(51,185)	301,537
1.61%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/24/46	(6,400)	1,441,046	62,703	1,378,343
1.71%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/14/46	(7,600)	1,580,085	205	1,579,880
1.53%	Annual	1-Day SOFR, 0.33%	Annual	N/A	09/29/46	(2,860)	537,903	77	537,826
1.52%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/01/46	(290)	55,103	8	55,095
1.40%	Annual	1-Day SOFR, 0.33%	Annual	N/A	11/12/46	(2,700)	572,644	74	572,570
1.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/10/46	(8,100)	1,651,659	260	1,651,399
1.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/13/46	(3,300)	673,869	106	673,763
1.46%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/24/46	(80)	16,110	2	16,108
2.04%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	05/07/51	(33,965)	5,107,308	(3,320,516)	8,427,824
1.70%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	08/10/51	(1,000)	221,311	1,434	219,877
2.44%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/26/52	(100)	641	4	637

							$28,602,690	$(6,439,984)	$35,042,674

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$268,331	$(6,708,315)	$35,042,674	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts

Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$35,042,674

(a)

Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Long-Term Corporate Bond ETF

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts

Net Realized Gain (Loss) from:
Swaps	$55,017,321

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$14,355,248

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$625,953,319

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$178,154,560	$—	$—	$178,154,560
Money Market Funds	2,450,000	—	—	2,450,000

	$180,604,560	$—	$—	$180,604,560

Derivative financial instruments(a)
Assets
Swaps	$—	$35,042,674	$—	$35,042,674

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

April 30, 2022

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$180,604,560
Cash	915,215
Cash pledged:
Centrally cleared swaps	14,454,000
Receivables:
Variation margin on centrally cleared swaps	869,274
Dividends	785

Total assets	196,843,834

LIABILITIES
Payables:
Investment advisory fees	17,023

Total liabilities	17,023

NET ASSETS	$196,826,811

NET ASSETS CONSIST OF:
Paid-in capital	$211,592,712
Accumulated loss	(14,765,901)

NET ASSETS	$196,826,811

Shares outstanding	8,400,000

Net asset value	$23.43

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$230,027,723

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended April 30, 2022

iShares Interest Rate Hedged Long-Term Corporate Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,963,885
Securities lending income — Affiliated — net	7,213

Total investment income	9,971,098

EXPENSES
Investment advisory fees	1,120,764
Professional fees	217

Total expenses	1,120,981

Less:
Investment advisory fees waived	(800,762)

Total expenses after fees waived	320,219

Net investment income	9,650,879

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(3,620,380)
In-kind redemptions — Affiliated	(54,887,609)
Swaps	55,017,321

Net realized loss	(3,490,668)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(55,021,821)
Swaps	14,355,248

Net change in unrealized appreciation (depreciation)	(40,666,573)

Net realized and unrealized loss	(44,157,241)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,506,362)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,650,879	$19,035,692
Net realized gain (loss)	(3,490,668)	16,806,163
Net change in unrealized appreciation (depreciation)	(40,666,573)	23,847,527

Net increase (decrease) in net assets resulting from operations	(34,506,362)	59,689,382

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,868,130)	(13,486,868)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(586,591,572)	226,875,347

NET ASSETS
Total increase (decrease) in net assets	(633,966,064)	273,077,861
Beginning of period	830,792,875	557,715,014

End of period	$196,826,811	$830,792,875

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Long-Term Corporate Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18	Year Ended 10/31/17

Net asset value, beginning of period	$25.33		$23.48	$24.31	$25.76	$25.98	$24.07

Net investment income(a)	0.37		0.68	0.52	0.98	1.01	0.91
Net realized and unrealized gain (loss)(b)		(1.85)	1.66	(0.70)	(1.01)	(0.32)	1.78

Net increase (decrease) from investment operations		(1.48)	2.34	(0.18)	(0.03)	0.69	2.69

Distributions(c)
From net investment income		(0.22)	(0.46)	(0.65)	(0.96)	(0.91)	(0.76)
From net realized gain		(0.20)	(0.03)	—	(0.45)	—	—
Return of capital	—		—	—	(0.01)	—	(0.02)

Total distributions		(0.42)	(0.49)	(0.65)	(1.42)	(0.91)	(0.78)

Net asset value, end of period	$23.43		$25.33	$23.48	$24.31	$25.76	$25.98

Total Return(d)
Based on net asset value	(5.93	)%(e)	10.01%	(0.69)%	(0.03)%	2.66%	11.36%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.35%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%	0.10%

Net investment income	3.01	%(g)	2.69%	2.22%	3.98%	3.86%	3.62%

Supplemental Data
Net assets, end of period (000)	$196,827		$830,793	$557,715	$59,558	$57,954	$15,586

Portfolio turnover rate(h)	13	%(e)	14%	18%	13%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Interest Rate Hedged Long-Term Corporate Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares 10+ Year Investment Grade Corporate Bond ETF (“IGLB”), after taking into account any fee waivers by IGLB, plus 0.10%.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Interest Rate Hedged Long-Term Corporate Bond	$800,762

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2022, the Fund paid BTC $2,533 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Interest Rate Hedged Long-Term Corporate Bond	$132,942,090	$69,559,740

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Interest Rate Hedged Long-Term Corporate Bond	$64,797,775	$596,851,040

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Interest Rate Hedged Long-Term Corporate Bond	$230,343,264	$35,042,674	$(49,738,704)	$(14,696,030)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Interest Rate Hedged Long-Term Corporate Bond
Shares sold	2,850,000	$71,156,252	9,050,000	$226,875,347
Shares redeemed	(27,250,000)	(657,747,824)	—	—

Net increase (decrease)	(24,400,000)	$(586,591,572)	9,050,000	$226,875,347

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Interest Rate Hedged Long-Term Corporate Bond	$0.217255	$0.197856	$—	$0.415111	52%	48%	—%	100%

S U P P L E M E N T A L I N F O R M A T I O N	21

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

LIBOR	London Interbank Offered Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	23

Additional Financial Information

Schedule of Investments (Unaudited)

April 30, 2022

Statement of Assets and Liabilities (Unaudited)

April 30, 2022

iShares Trust

iShares 10+ Year Investment Grade Corporate Bond ETF | IGLB | NYSE Arca

Schedule of Investments (unaudited) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41 (Call 09/01/40)	$189	$153,070
5.40%, 10/01/48 (Call 04/01/48)(a)	304	326,961

		480,031

Aerospace & Defense — 2.2%
Airbus SE, 3.95%, 04/10/47 (Call 10/10/46)(b)	150	134,304
BAE Systems Holdings Inc., 4.75%, 10/07/44(b)	189	181,845
BAE Systems PLC
3.00%, 09/15/50 (Call 03/15/50)(a)(b)	279	209,783
5.80%, 10/11/41(b)	580	637,433
Boeing Co. (The)
3.25%, 02/01/35 (Call 11/01/34)	299	239,466
3.30%, 03/01/35 (Call 09/01/34)	199	160,863
3.38%, 06/15/46 (Call 12/15/45)	285	207,019
3.50%, 03/01/39 (Call 09/01/38)	277	213,267
3.50%, 03/01/45 (Call 09/01/44)	291	212,089
3.55%, 03/01/38 (Call 09/01/37)	237	189,045
3.60%, 05/01/34 (Call 02/01/34)	269	226,199
3.63%, 03/01/48 (Call 09/01/47)	240	176,478
3.65%, 03/01/47 (Call 09/01/46)	284	212,572
3.75%, 02/01/50 (Call 08/01/49)(a)	720	551,060
3.83%, 03/01/59 (Call 09/01/58)	182	130,633
3.85%, 11/01/48 (Call 05/01/48)	237	182,008
3.90%, 05/01/49 (Call 11/01/48)	489	386,710
3.95%, 08/01/59 (Call 02/01/59)	411	305,874
5.71%, 05/01/40 (Call 11/01/39)	1,623	1,621,547
5.81%, 05/01/50 (Call 11/01/49)	2,990	2,990,172
5.88%, 02/15/40	260	261,312
5.93%, 05/01/60 (Call 11/01/59)	2,003	1,983,254
6.13%, 02/15/33	288	303,122
6.63%, 02/15/38	216	234,305
6.88%, 03/15/39	285	314,901
General Dynamics Corp.
2.85%, 06/01/41 (Call 12/01/40)	301	245,033
3.60%, 11/15/42 (Call 05/15/42)(a)	285	258,182
4.25%, 04/01/40 (Call 10/01/39)	435	429,544
4.25%, 04/01/50 (Call 10/01/49)(a)	441	440,094
L3Harris Technologies Inc.
4.85%, 04/27/35 (Call 10/27/34)	261	265,878
5.05%, 04/27/45 (Call 10/27/44)	199	204,295
6.15%, 12/15/40	281	322,193
Lockheed Martin Corp.
2.80%, 06/15/50 (Call 12/15/49)	461	356,234
3.60%, 03/01/35 (Call 09/01/34)	360	341,046
3.80%, 03/01/45 (Call 09/01/44)	580	537,508
4.07%, 12/15/42	780	749,471
4.09%, 09/15/52 (Call 03/15/52)	769	739,748
4.15%, 06/15/53	700	678,653
4.30%, 06/15/62	910	887,354
4.50%, 05/15/36 (Call 11/15/35)	136	140,303
4.70%, 05/15/46 (Call 11/15/45)	772	815,717
5.72%, 06/01/40(a)	49	55,494
Series B, 6.15%, 09/01/36	360	421,290
Northrop Grumman Corp.
3.85%, 04/15/45 (Call 10/15/44)	493	441,227
4.03%, 10/15/47 (Call 04/15/47)	1,081	995,904
4.75%, 06/01/43	451	458,007
5.05%, 11/15/40	254	265,326

Security	Par (000)	Value

Aerospace & Defense (continued)
5.15%, 05/01/40 (Call 11/01/39)	$317	$334,532
5.25%, 05/01/50 (Call 11/01/49)	599	653,045
Raytheon Technologies Corp.
2.82%, 09/01/51 (Call 03/01/51)	655	484,700
3.03%, 03/15/52 (Call 09/15/51)	679	523,773
3.13%, 07/01/50 (Call 01/01/50)	605	481,878
3.75%, 11/01/46 (Call 05/01/46)	665	588,136
4.05%, 05/04/47 (Call 11/04/46)	264	244,126
4.15%, 05/15/45 (Call 11/16/44)	573	535,082
4.20%, 12/15/44 (Call 06/15/44)	225	211,151
4.35%, 04/15/47 (Call 10/15/46)	570	549,609
4.45%, 11/16/38 (Call 05/16/38)	423	422,093
4.50%, 06/01/42	1,941	1,923,192
4.63%, 11/16/48 (Call 05/16/48)	976	994,347
4.70%, 12/15/41	235	235,266
4.80%, 12/15/43 (Call 06/15/43)	287	291,109
4.88%, 10/15/40	477	488,604
5.40%, 05/01/35(a)	100	109,590
5.70%, 04/15/40	85	95,446
6.05%, 06/01/36(a)	325	373,348
6.13%, 07/15/38	190	222,103

		32,074,892

Agriculture — 1.4%
Altria Group Inc.
3.40%, 02/04/41 (Call 08/04/40)	699	511,423
3.70%, 02/04/51 (Call 08/04/50)	766	546,038
3.88%, 09/16/46 (Call 03/16/46)	896	674,457
4.00%, 02/04/61 (Call 08/04/60)(a)	554	399,957
4.25%, 08/09/42	557	447,403
4.45%, 05/06/50 (Call 11/06/49)	324	258,979
4.50%, 05/02/43	451	375,422
5.38%, 01/31/44(a)	974	912,796
5.80%, 02/14/39 (Call 08/14/38)	1,143	1,132,057
5.95%, 02/14/49 (Call 08/14/48)	1,365	1,332,925
6.20%, 02/14/59 (Call 08/14/58)	162	161,808
Archer-Daniels-Midland Co.
2.70%, 09/15/51 (Call 03/15/51)	30	23,383
3.75%, 09/15/47 (Call 03/15/47)	140	130,964
4.02%, 04/16/43	159	151,467
4.50%, 03/15/49 (Call 09/15/48)	198	206,744
4.54%, 03/26/42	861	888,792
5.38%, 09/15/35	370	415,163
5.77%, 03/01/41(c)	60	71,159
5.94%, 10/01/32	220	251,580
BAT Capital Corp.
3.73%, 09/25/40 (Call 03/25/40)	449	335,517
3.98%, 09/25/50 (Call 03/25/50)(a)	600	432,597
4.39%, 08/15/37 (Call 02/15/37)	1,297	1,104,219
4.54%, 08/15/47 (Call 02/15/47)	1,380	1,094,031
4.76%, 09/06/49 (Call 03/06/49)	530	432,360
5.28%, 04/02/50 (Call 10/02/49)	295	262,064
5.65%, 03/16/52 (Call 09/16/51)	390	353,268
Cargill Inc.
3.13%, 05/25/51 (Call 11/25/50)(b)	480	387,825
3.88%, 05/23/49 (Call 11/23/48)(a)(b)	237	219,285
4.38%, 04/22/52 (Call 10/22/51)(a)(b)	40	39,928
4.76%, 11/23/45(b)	375	388,092
Philip Morris International Inc.
3.88%, 08/21/42	331	275,790
4.13%, 03/04/43	369	317,507

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.25%, 11/10/44(a)	$560	$489,432
4.38%, 11/15/41	559	499,674
4.50%, 03/20/42	525	482,193
4.88%, 11/15/43	170	160,876
6.38%, 05/16/38	1,148	1,298,474
Reynolds American Inc.
5.70%, 08/15/35 (Call 02/15/35)	372	367,012
5.85%, 08/15/45 (Call 02/15/45)	1,224	1,141,620
6.15%, 09/15/43	436	418,806
7.25%, 06/15/37	281	308,578

		19,701,665

Apparel — 0.2%
NIKE Inc.
3.25%, 03/27/40 (Call 09/27/39)	522	462,470
3.38%, 11/01/46 (Call 05/01/46)	314	280,321
3.38%, 03/27/50 (Call 09/27/49)	797	700,684
3.63%, 05/01/43 (Call 11/01/42)	334	307,026
3.88%, 11/01/45 (Call 05/01/45)	583	557,825
VF Corp.
6.00%, 10/15/33	326	354,134
6.45%, 11/01/37	10	11,318

		2,673,778

Auto Manufacturers — 0.3%
Cummins Inc.
2.60%, 09/01/50 (Call 03/01/50)	514	364,408
4.88%, 10/01/43 (Call 04/01/43)	172	174,096
General Motors Co.
5.00%, 04/01/35(a)	69	65,300
5.15%, 04/01/38 (Call 10/01/37)	612	576,454
5.20%, 04/01/45	751	683,713
5.40%, 04/01/48 (Call 10/01/47)	417	391,571
5.95%, 04/01/49 (Call 10/01/48)	591	591,213
6.25%, 10/02/43	911	941,547
6.60%, 04/01/36 (Call 10/01/35)	698	752,171
6.75%, 04/01/46 (Call 10/01/45)	397	429,071

		4,969,544

Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	956	656,524
4.40%, 10/01/46 (Call 04/01/46)	225	195,294
5.40%, 03/15/49 (Call 09/15/48)(a)	140	137,913
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52 (Call 11/01/51)	615	506,576
BorgWarner Inc., 4.38%, 03/15/45 (Call 09/15/44)	295	262,575
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)(a)	205	147,360
5.25%, 05/15/49 (Call 11/15/48)(a)	484	453,375

		2,359,617

Banks — 8.0%
Bank of America Corp.
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(a)(d)	2,822	2,110,985
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(d)	597	430,686
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(d)	1,029	761,136
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(d)	1,967	1,607,470
3.95%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.19%)(d)	734	651,375
4.08%, 04/23/40 (Call 04/23/39), (3 mo. LIBOR US + 1.320%)(a)(d)	889	812,775
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 1.315%)(d)	3,019	2,711,437

Security	Par (000)	Value

Banks (continued)
4.24%, 04/24/38 (Call 04/24/37), (3 mo. LIBOR US + 1.814%)(d)	$1,162	$1,101,962
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.15%)(d)	1,606	1,510,580
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(d)	1,114	1,060,301
4.88%, 04/01/44	266	267,143
5.00%, 01/21/44	1,076	1,097,864
5.88%, 02/07/42(a)	866	983,031
6.11%, 01/29/37(a)	1,144	1,260,948
7.75%, 05/14/38	960	1,231,230
Series L, 4.75%, 04/21/45	353	337,127
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(d)	585	479,136
Bank of America N.A., 6.00%, 10/15/36(a)	836	942,976
Bank of Nova Scotia (The), 4.59%, 05/04/37(d)	150	142,250
Barclays PLC
3.33%, 11/24/42 (Call 11/24/41)(d)	584	455,675
3.81%, 03/10/42 (Call 03/10/41)(a)(d)	532	419,603
4.95%, 01/10/47	843	825,266
5.25%, 08/17/45(a)	787	797,939
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	685	493,774
BPCE SA
3.58%, 10/19/42 (Call 10/19/41), (SOFR + 1.952%)(a)(b)(d)	260	200,792
3.65%, 01/14/37 (Call 01/14/32)(a)(b)(d)	470	408,601
Citigroup Inc.
2.90%, 11/03/42 (Call 11/03/41), (SOFR + 1.379%)(d)	747	567,368
3.88%, 01/24/39 (Call 01/24/38), (3 mo. LIBOR US + 1.168%)(d)	503	453,142
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(d)	560	526,594
4.65%, 07/30/45	477	462,178
4.65%, 07/23/48 (Call 06/23/48)	1,375	1,355,009
4.75%, 05/18/46	1,099	1,049,073
5.30%, 05/06/44	494	501,206
5.32%, 03/26/41 (Call 03/26/40), (SOFR + 4.548%)(d)	751	791,037
5.88%, 02/22/33	465	493,335
5.88%, 01/30/42	506	565,420
6.00%, 10/31/33	434	468,069
6.13%, 08/25/36(a)	573	625,123
6.63%, 06/15/32	606	680,575
6.68%, 09/13/43	521	616,847
6.88%, 03/05/38	110	129,976
6.88%, 02/15/98	102	126,649
8.13%, 07/15/39	1,111	1,529,717
Citizens Financial Group Inc., 2.64%, 09/30/32 (Call 07/02/32)	100	82,398
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	705	560,361
3.74%, 09/12/39(a)(b)	720	618,127
3.90%, 07/12/47(a)(b)	824	768,981
4.32%, 01/10/48(b)	892	805,025
Cooperatieve Rabobank U.A.
5.25%, 08/04/45	541	565,550
5.75%, 12/01/43(a)	592	650,899
5.80%, (a)(b)	165	195,850
Cooperatieve Rabobank U.A./New York, 5.25%, 05/24/41	1,230	1,403,637
Credit Agricole SA, 2.81%, 01/11/41(b)	357	260,212
Credit Suisse Group AG, 4.88%, 05/15/45	806	751,723

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bancorp., 8.25%, 03/01/38	$746	$1,023,944
First Republic Bank/CA
4.38%, 08/01/46 (Call 02/01/46)	255	244,053
4.63%, 02/13/47 (Call 08/13/46)	265	260,763
Goldman Sachs Capital I, 6.35%, 02/15/34	100	111,107
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.430%)(d)	870	663,553
3.21%, 04/22/42 (Call 04/22/41), (SOFR + 1.513%)(a)(d)	1,287	1,035,820
3.44%, 02/24/43 (Call 02/24/42), (SOFR + 1.513%)(d)	1,155	957,152
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(d)	1,392	1,271,950
4.41%, 04/23/39 (Call 04/23/38), (3 mo. LIBOR US + 1.430%)(d)	838	799,203
4.75%, 10/21/45 (Call 04/21/45)	1,022	1,011,274
4.80%, 07/08/44 (Call 01/08/44)(a)	912	905,785
5.15%, 05/22/45	1,072	1,072,788
6.13%, 02/15/33(a)	725	807,813
6.25%, 02/01/41	1,438	1,679,470
6.45%, 05/01/36	466	522,285
6.75%, 10/01/37(a)	3,531	4,074,915
HBOS PLC, 6.00%, 11/01/33(a)(b)	65	71,044
HSBC Bank USA N.A., 7.00%, 01/15/39	460	571,280
HSBC Bank USA N.A./New York NY, 5.63%, 08/15/35(a)	245	255,397
HSBC Holdings PLC
5.25%, 03/14/44(a)	455	441,028
6.10%, 01/14/42	397	450,239
6.50%, 05/02/36(a)	1,307	1,449,575
6.50%, 09/15/37(a)	1,655	1,844,809
6.80%, 06/01/38	913	1,028,128
7.63%, 05/17/32	243	287,941
HSBC USA Inc., 7.20%, 07/15/97	205	265,354
JPMorgan Chase & Co.
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 2.460%)(d)	918	680,613
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 1.38%)(d)	886	710,139
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 1.220%)(d)	1,254	965,272
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.440%)(d)	1,000	807,960
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.510%)(d)	1,795	1,431,712
3.88%, 07/24/38 (Call 07/24/37), (3 mo. LIBOR US + 1.360%)(d)	1,408	1,294,007
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.460%)(d)	1,007	887,840
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.360%)(d)	1,916	1,694,839
4.03%, 07/24/48 (Call 07/24/47), (3 mo. LIBOR US + 1.580%)(d)	922	826,352
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(d)	1,107	1,028,126
4.85%, 02/01/44	570	577,528
4.95%, 06/01/45	1,003	1,004,059
5.40%, 01/06/42	745	795,295
5.50%, 10/15/40(a)	738	799,054
5.60%, 07/15/41	1,060	1,157,969
5.63%, 08/16/43	703	763,994
6.40%, 05/15/38	1,420	1,680,407
Lloyds Banking Group PLC
3.37%, 12/14/46 (Call 09/14/41)(d)	600	448,290
4.34%, 01/09/48	769	665,425
5.30%, 12/01/45	458	450,639
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	759	692,967

Security	Par (000)	Value

Banks (continued)
4.15%, 03/07/39	$295	$282,232
4.29%, 07/26/38	326	317,701
Morgan Stanley
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(d)	988	718,797
3.22%, 04/22/42 (Call 04/22/41), (SOFR + 1.431%)(a)(d)	1,174	964,550
3.97%, 07/22/38 (Call 07/22/37), (3 mo. LIBOR US + 1.455%)(d)	1,254	1,157,709
4.30%, 01/27/45	1,302	1,228,602
4.38%, 01/22/47	1,255	1,203,680
4.46%, 04/22/39 (Call 04/22/38), (3 mo. LIBOR US + 0.408%)(d)	644	624,821
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(d)	1,110	1,259,096
6.38%, 07/24/42	1,131	1,358,357
National Australia Bank Ltd., 2.65%, 01/14/41(b)	263	189,485
Regions Bank/Birmingham AL, 6.45%, 06/26/37	315	365,247
Regions Financial Corp., 7.38%, 12/10/37	215	270,093
Royal Bank of Canada, 3.88%, 05/04/32	125	120,093
Santander UK Group Holdings PLC, 5.63%, 09/15/45(a)(b)	219	213,139
Societe Generale SA
3.63%, 03/01/41(b)	448	329,549
4.03%, 01/21/43 (Call 01/21/42)(b)(d)	425	327,286
5.63%, 11/24/45(b)	297	285,254
Standard Chartered PLC
5.30%, 01/09/43(b)	387	358,160
5.70%, 03/26/44(a)(b)	1,203	1,168,951
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	200	145,405
2.93%, 09/17/41	393	305,612
3.05%, 01/14/42(a)	270	220,120
UBS AG/London, 4.50%, 06/26/48(a)(b)	355	348,416
UBS Group AG, 3.18%, 02/11/43 (Call 02/11/42)(b)(d)	850	667,897
Wachovia Corp.
5.50%, 08/01/35	500	523,044
7.50%, 04/15/35	370	456,390
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(d)	1,986	1,596,365
3.90%, 05/01/45	1,127	1,011,768
4.40%, 06/14/46	1,137	1,054,316
4.61%, 04/25/53(d)	1,360	1,339,019
4.65%, 11/04/44	1,027	980,829
4.75%, 12/07/46	1,100	1,077,289
4.90%, 11/17/45	1,101	1,074,981
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(d)	2,878	2,993,195
5.38%, 02/07/35(a)	340	365,389
5.38%, 11/02/43(a)	1,142	1,195,910
5.61%, 01/15/44	1,358	1,449,965
5.95%, 12/15/36	150	162,933
Wells Fargo Bank N.A.
5.85%, 02/01/37	500	554,208
5.95%, 08/26/36	390	432,666
6.60%, 01/15/38	830	1,008,269
Westpac Banking Corp.
2.96%, 11/16/40	507	388,993
3.13%, 11/18/41	591	458,370
4.42%, 07/24/39	551	518,320

		116,247,771

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages — 3.0%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	$2,874	$2,844,298
4.90%, 02/01/46 (Call 08/01/45)	5,320	5,243,565
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	345	301,629
4.63%, 02/01/44	517	492,234
4.70%, 02/01/36 (Call 08/01/35)	525	519,574
4.90%, 02/01/46 (Call 08/01/45)	1,193	1,175,860
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42	606	512,861
4.35%, 06/01/40 (Call 12/01/39)(a)	575	540,854
4.38%, 04/15/38 (Call 10/15/37)(a)	851	812,873
4.44%, 10/06/48 (Call 04/06/48)	1,001	919,042
4.50%, 06/01/50 (Call 12/01/49)	1,252	1,171,428
4.60%, 04/15/48 (Call 10/15/47)	1,437	1,353,155
4.60%, 06/01/60 (Call 12/01/59)	494	457,081
4.75%, 04/15/58 (Call 10/15/57)	752	706,915
4.95%, 01/15/42	840	835,702
5.45%, 01/23/39 (Call 07/23/38)	1,137	1,208,276
5.55%, 01/23/49 (Call 07/23/48)	2,147	2,291,079
5.80%, 01/23/59 (Call 07/23/58)	1,090	1,188,084
5.88%, 06/15/35(a)	240	261,499
6.63%, 08/15/33	100	117,598
8.00%, 11/15/39	244	325,093
8.20%, 01/15/39	729	987,556
Bacardi Ltd.
5.15%, 05/15/38 (Call 11/15/37)(b)	257	256,684
5.30%, 05/15/48 (Call 11/15/47)(a)(b)	483	484,306
Brown-Forman Corp.
3.75%, 01/15/43 (Call 07/15/42)(a)	185	166,632
4.00%, 04/15/38 (Call 10/15/37)	215	203,245
4.50%, 07/15/45 (Call 01/15/45)	195	192,325
Coca-Cola Co. (The)
2.50%, 06/01/40(a)	674	539,802
2.50%, 03/15/51	830	612,560
2.60%, 06/01/50(a)	897	678,344
2.75%, 06/01/60(a)	511	377,468
2.88%, 05/05/41	509	424,531
3.00%, 03/05/51	849	694,603
4.20%, 03/25/50	357	361,596
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	185	147,556
5.25%, 11/26/43	466	489,468
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)(a)	315	263,028
4.10%, 02/15/48 (Call 08/15/47)	325	285,092
4.50%, 05/09/47 (Call 11/09/46)	287	267,618
5.25%, 11/15/48 (Call 05/15/48)(a)	280	289,007
Diageo Capital PLC
2.13%, 04/29/32 (Call 01/29/32)	201	171,407
3.88%, 04/29/43 (Call 10/29/42)(a)	222	208,350
5.88%, 09/30/36	447	524,636
Diageo Investment Corp.
4.25%, 05/11/42(a)	335	326,496
7.45%, 04/15/35(a)	170	221,656
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/50 (Call 07/16/49)	1,330	1,067,325
4.38%, 05/10/43	365	346,604

Security	Par (000)	Value

Beverages (continued)
Heineken NV
4.00%, 10/01/42(b)	$316	$290,339
4.35%, 03/29/47 (Call 09/29/46)(a)(b)	340	325,611
Keurig Dr Pepper Inc.
3.35%, 03/15/51 (Call 09/15/50)	470	364,308
3.80%, 05/01/50 (Call 11/01/49)	449	379,547
4.42%, 12/15/46 (Call 06/15/46)	222	211,473
4.50%, 11/15/45 (Call 05/15/45)	384	362,303
4.50%, 04/15/52 (Call 10/15/51)	315	292,481
Molson Coors Beverage Co.
4.20%, 07/15/46 (Call 01/15/46)(a)	968	829,881
5.00%, 05/01/42	713	673,209
PepsiCo Inc.
2.63%, 10/21/41 (Call 04/21/41)	866	703,680
2.75%, 10/21/51 (Call 04/21/51)	809	634,923
2.88%, 10/15/49 (Call 04/15/49)	987	801,433
3.38%, 07/29/49 (Call 01/29/49)	605	533,318
3.45%, 10/06/46 (Call 04/06/46)	779	696,553
3.60%, 08/13/42	100	91,673
3.63%, 03/19/50 (Call 09/19/49)	763	705,979
3.88%, 03/19/60 (Call 09/19/59)	123	118,281
4.00%, 03/05/42(a)	187	181,624
4.00%, 05/02/47 (Call 11/02/46)(a)	25	24,590
4.45%, 04/14/46 (Call 10/14/45)	100	104,559
4.88%, 11/01/40	115	125,292
5.50%, 01/15/40	90	106,495
Pernod Ricard International Finance LLC, 2.75%, 10/01/50 (Call 04/01/50)(b)	257	188,636
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	646	712,753

		43,325,536

Biotechnology — 1.4%
Amgen Inc.
2.77%, 09/01/53 (Call 03/01/53)(a)	723	498,386
2.80%, 08/15/41 (Call 02/15/41)	797	611,256
3.00%, 01/15/52 (Call 07/15/51)	900	650,677
3.15%, 02/21/40 (Call 08/21/39)	1,289	1,039,352
3.38%, 02/21/50 (Call 08/21/49)	1,317	1,029,224
4.20%, 02/22/52 (Call 08/22/51)	455	409,618
4.40%, 05/01/45 (Call 11/01/44)	1,299	1,207,335
4.40%, 02/22/62 (Call 08/22/61)	340	305,021
4.56%, 06/15/48 (Call 12/15/47)	824	791,014
4.66%, 06/15/51 (Call 12/15/50)	1,894	1,821,680
4.95%, 10/01/41	347	345,731
5.15%, 11/15/41 (Call 05/15/41)(a)	803	828,933
5.65%, 06/15/42 (Call 12/15/41)	340	369,779
5.75%, 03/15/40(a)	280	308,142
6.38%, 06/01/37	100	116,095
6.40%, 02/01/39	125	144,270
6.90%, 06/01/38	50	59,919
Baxalta Inc., 5.25%, 06/23/45 (Call 12/23/44)	350	364,913
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	855	594,928
3.25%, 02/15/51 (Call 08/15/50)(a)(b)	597	426,128
5.20%, 09/15/45 (Call 03/15/45)	550	546,159
Gilead Sciences Inc.
2.60%, 10/01/40 (Call 04/01/40)(a)	581	436,290
2.80%, 10/01/50 (Call 04/01/50)	874	626,509
4.00%, 09/01/36 (Call 03/01/36)(a)	285	268,474
4.15%, 03/01/47 (Call 09/01/46)	1,010	922,979
4.50%, 02/01/45 (Call 08/01/44)	1,029	972,119

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
4.60%, 09/01/35 (Call 03/01/35)	$682	$687,680
4.75%, 03/01/46 (Call 09/01/45)	1,251	1,238,669
4.80%, 04/01/44 (Call 10/01/43)	980	962,643
5.65%, 12/01/41 (Call 06/01/41)	598	661,132
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	433	306,687
Royalty Pharma PLC
3.30%, 09/02/40 (Call 03/02/40)	594	463,627
3.35%, 09/02/51 (Call 03/02/51)	232	165,184
3.55%, 09/02/50 (Call 03/02/50)	606	445,845

		20,626,398

Building Materials — 0.6%
Carrier Global Corp.
3.38%, 04/05/40 (Call 10/05/39)	906	743,934
3.58%, 04/05/50 (Call 10/05/49)(a)	1,107	887,974
CRH America Finance Inc.
4.40%, 05/09/47 (Call 11/09/46)(b)	200	192,337
4.50%, 04/04/48 (Call 10/04/47)(a)(b)	679	666,803
Fortune Brands Home & Security Inc., 4.50%, 03/25/52 (Call 09/25/51)	350	297,724
Holcim Capital Corp. Ltd.
6.50%, 09/12/43(a)(b)	215	250,485
6.88%, 09/29/39(b)	145	173,117
Holcim Finance U.S. LLC, 4.75%, 09/22/46 (Call 03/22/46)(b)	325	326,353
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	288	270,743
4.63%, 07/02/44 (Call 01/02/44)(a)	225	218,304
4.95%, 07/02/64 (Call 01/02/64)(c)	222	210,383
5.13%, 09/14/45 (Call 03/14/45)(a)	241	248,113
6.00%, 01/15/36	257	295,166
Lafarge SA, 7.13%, 07/15/36	335	411,731
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	538	399,277
4.25%, 12/15/47 (Call 06/15/47)	394	349,471
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	194	142,393
4.50%, 05/15/47 (Call 11/15/46)	272	249,788
Owens Corning
4.30%, 07/15/47 (Call 01/15/47)	212	188,424
4.40%, 01/30/48 (Call 07/30/47)	389	351,302
7.00%, 12/01/36	229	263,124
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	335	379,391
Vulcan Materials Co.
4.50%, 06/15/47 (Call 12/15/46)	425	405,251
4.70%, 03/01/48 (Call 09/01/47)	279	274,580

		8,196,168

Chemicals — 1.7%
Air Liquide Finance SA, 3.50%, 09/27/46 (Call 03/27/46)(a)(b)	480	425,963
Air Products and Chemicals Inc.
2.70%, 05/15/40 (Call 11/15/39)	457	369,812
2.80%, 05/15/50 (Call 11/15/49)(a)	697	546,041
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	238	243,314
Braskem Netherlands Finance BV, 5.88%, 01/31/50(b)	50	44,700
CF Industries Inc.
4.95%, 06/01/43	515	498,896
5.15%, 03/15/34	150	154,872
5.38%, 03/15/44(a)	450	456,486

Security	Par (000)	Value

Chemicals (continued)
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	$561	$460,810
4.25%, 10/01/34 (Call 04/01/34)	191	187,774
4.38%, 11/15/42 (Call 05/15/42)(a)	618	580,860
4.63%, 10/01/44 (Call 04/01/44)(a)	222	215,061
4.80%, 05/15/49 (Call 11/15/48)	404	399,328
5.25%, 11/15/41 (Call 05/15/41)	591	607,824
5.55%, 11/30/48 (Call 05/30/48)	459	501,435
9.40%, 05/15/39	351	522,058
DuPont de Nemours Inc.
5.32%, 11/15/38 (Call 05/15/38)	922	966,212
5.42%, 11/15/48 (Call 05/15/48)	1,167	1,241,016
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	526	497,792
4.80%, 09/01/42 (Call 03/01/42)	295	286,073
Ecolab Inc.
2.13%, 08/15/50 (Call 02/15/50)(a)	353	240,120
2.70%, 12/15/51 (Call 06/15/51)	625	472,725
2.75%, 08/18/55 (Call 02/18/55)	427	312,556
3.95%, 12/01/47 (Call 06/01/47)	310	294,630
5.50%, 12/08/41(a)	50	57,624
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	320	299,790
GC Treasury Center Co. Ltd., 4.30%, 03/18/51 (Call 09/18/50)(a)(b)	360	310,796
International Flavors & Fragrances Inc.
3.27%, 11/15/40 (Call 05/15/40)(a)(b)	648	522,698
3.47%, 12/01/50 (Call 06/01/50)(a)(b)	150	116,022
4.38%, 06/01/47 (Call 12/01/46)	445	396,580
5.00%, 09/26/48 (Call 03/26/48)	615	603,261
Linde Inc./CT
2.00%, 08/10/50 (Call 02/10/50)	177	120,043
3.55%, 11/07/42 (Call 05/07/42)(a)	520	480,674
Lubrizol Corp. (The), 6.50%, 10/01/34	330	402,797
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	549	528,291
5.25%, 07/15/43	415	418,656
LYB International Finance III LLC
3.38%, 10/01/40 (Call 04/01/40)	467	378,396
3.63%, 04/01/51 (Call 10/01/50)	557	447,380
3.80%, 10/01/60 (Call 04/01/60)	303	234,123
4.20%, 10/15/49 (Call 04/15/49)	662	577,894
4.20%, 05/01/50 (Call 11/01/49)	573	499,281
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	575	523,299
Mosaic Co. (The)
4.88%, 11/15/41 (Call 05/15/41)	330	320,518
5.45%, 11/15/33 (Call 05/15/33)	188	199,896
5.63%, 11/15/43 (Call 05/15/43)(a)	145	157,172
Nutrien Ltd.
3.95%, 05/13/50 (Call 11/13/49)(a)	316	287,287
4.13%, 03/15/35 (Call 09/15/34)	33	31,293
4.90%, 06/01/43 (Call 12/01/42)	275	283,445
5.00%, 04/01/49 (Call 10/01/48)	421	444,960
5.25%, 01/15/45 (Call 07/15/44)	293	309,214
5.63%, 12/01/40(a)	330	360,261
5.88%, 12/01/36	296	328,022
6.13%, 01/15/41 (Call 07/15/40)	140	162,225
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48 (Call 07/15/47)(b)	225	199,465
5.88%, 09/17/44(b)	741	700,382

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	$210	$192,434
5.25%, 06/01/45 (Call 12/01/44)	139	142,352
Sherwin-Williams Co. (The)
2.90%, 03/15/52 (Call 09/15/51)	315	228,621
3.30%, 05/15/50 (Call 11/15/49)(a)	231	179,939
3.80%, 08/15/49 (Call 02/15/49)	312	266,895
4.00%, 12/15/42 (Call 06/15/42)	220	192,109
4.50%, 06/01/47 (Call 12/01/46)	649	619,324
4.55%, 08/01/45 (Call 02/01/45)	264	247,905
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51 (Call 03/10/51)(a)(b)	295	226,044
4.25%, 01/22/50 (Call 07/22/49)(a)(b)	345	303,600
Washington University (The), 3.52%, 04/15/54	105	93,748
Westlake Chemical Corp.
2.88%, 08/15/41 (Call 02/15/41)	282	210,170
3.13%, 08/15/51 (Call 02/15/51)(a)	368	269,386
3.38%, 08/15/61 (Call 02/15/61)	277	198,628
Westlake Corp.
4.38%, 11/15/47 (Call 05/15/47)	295	267,800
5.00%, 08/15/46 (Call 02/15/46)(a)	305	301,951

		25,169,009

Commercial Services — 1.7%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41 (Call 02/02/41)(a)(b)	120	106,339
American University (The), Series 2019, 3.67%, 04/01/49(a)	305	270,187
Brown University in Providence in the State of Rhode Island and Providence Plant, Series A, 2.92%, 09/01/50 (Call 03/01/50)	135	111,696
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	55	40,912
California Institute of Technology
3.65%, 09/01/2119 (Call 03/01/2119)	233	179,586
4.32%, 08/01/45	143	144,387
4.70%, 11/01/2111	265	263,025
Cintas Corp. No. 2, 6.15%, 08/15/36	100	117,234
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	250	251,208
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(b)	839	840,258
6.85%, 07/02/37(a)(b)	780	885,300
DP World PLC, 4.70%, 09/30/49 (Call 03/30/49)(a)(b)	370	329,284
Duke University
3.20%, 10/01/38	100	90,211
3.30%, 10/01/46	80	72,016
Series 2020, 2.68%, 10/01/44	372	303,785
Series 2020, 2.76%, 10/01/50	190	152,959
Series 2020, 2.83%, 10/01/55(a)	390	306,770
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	125	100,271
Equifax Inc., 7.00%, 07/01/37	100	115,276
ERAC USA Finance LLC
4.20%, 11/01/46 (Call 05/01/46)(a)(b)	195	176,610
4.50%, 02/15/45 (Call 08/15/44)(a)(b)	199	184,491
5.63%, 03/15/42(b)	417	445,297
6.70%, 06/01/34(b)	145	170,575
7.00%, 10/15/37(b)	925	1,124,374
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47 (Call 12/01/46)	165	160,536
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	115	83,232

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	$430	$306,217
George Washington University (The)
4.87%, 09/15/45	125	133,710
Series 2014, 4.30%, 09/15/44	157	158,301
Series 2016, 3.55%, 09/15/46	235	205,513
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	577	563,227
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	18	13,464
Series A, 5.22%, (Call 04/01/2118)	200	198,363
Series B, 4.32%, 04/01/49 (Call 10/01/48)	335	317,184
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)(a)	364	315,131
ITR Concession Co. LLC, 5.18%, 07/15/35 (Call 01/15/35)(b)	100	106,714
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	118	119,585
Series A, 2.81%, 01/01/60 (Call 07/01/59)(a)	265	201,666
Leland Stanford Junior University (The)
2.41%, 06/01/50 (Call 12/01/49)	303	227,608
3.46%, 05/01/47(a)	100	90,147
3.65%, 05/01/48 (Call 11/01/47)	392	373,766
Massachusetts Institute of Technology
3.89%, 07/01/2116	179	155,340
3.96%, 07/01/38(a)	59	60,277
4.68%,	334	343,820
5.60%,	417	520,108
Series F, 2.99%, 07/01/50 (Call 01/01/50)	454	384,893
Series G, 2.29%, 07/01/51 (Call 01/01/51)	335	244,943
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45	186	171,137
Moody’s Corp.
2.55%, 08/18/60 (Call 02/18/60)	351	221,370
2.75%, 08/19/41 (Call 02/19/41)	430	329,024
3.10%, 11/29/61 (Call 05/29/61)	375	265,825
3.25%, 05/20/50 (Call 11/20/49)	234	182,977
3.75%, 02/25/52 (Call 08/25/51)	380	323,324
4.88%, 12/17/48 (Call 06/17/48)(a)	254	254,843
5.25%, 07/15/44	200	209,001
Northeastern University, Series 2020, 2.89%, 10/01/50	190	145,193
Northwestern University
3.69%, 12/01/38	505	472,482
3.87%, 12/01/48(a)	135	132,444
4.64%, 12/01/44	400	418,490
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	205	192,545
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	50	39,035
PayPal Holdings Inc., 3.25%, 06/01/50 (Call 12/01/49)(a)	530	419,161
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	197	150,922
3.15%, 07/15/46 (Call 01/15/46)	190	169,911
3.30%, 07/15/56 (Call 01/15/56)	340	301,117
3.62%, 10/01/37	197	191,258
4.88%, 10/15/40	275	307,280
6.50%, 01/15/39(a)(b)	340	445,669
Quanta Services Inc., 3.05%, 10/01/41 (Call 04/01/41)	365	274,050
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50 (Call 04/01/50)	387	291,622
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	235	149,724
3.25%, 12/01/49 (Call 06/01/49)	498	404,877
3.70%, 03/01/52 (Call 09/01/51)(b)	150	130,799
3.90%, 03/01/62 (Call 09/01/61)(b)	60	52,406

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
4.50%, 05/15/48 (Call 11/15/47)(a)	$135	$135,047
Trustees of Boston College, 3.13%, 07/01/52(a)	347	292,139
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	240	235,451
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	185	174,928
Trustees of Princeton University (The) 5.70%, 03/01/39	526	636,624
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	135	104,339
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119 (Call 08/15/2118)	140	111,728
4.67%, 09/01/2112	210	214,357
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	205	151,827
Trustees of Tufts College, Series 2012, 5.02%, 04/15/2112	185	201,650
United Communities LLC, 5.61%, 09/15/51(b)	46	45,462
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)(a)	260	218,607
4.00%, 10/01/53 (Call 04/01/53)(a)	275	268,414
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	130	107,392
Series C, 2.55%, 04/01/50 (Call 10/01/49)	160	123,018
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45(a)	199	185,173
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	188	172,644
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	175	139,638
3.03%, 10/01/39	500	426,235
5.25%, 10/01/2111	120	135,829
Series 2017, 3.84%, 10/01/47 (Call 04/01/47)	220	209,961
Series 21A, 2.95%, 10/01/51 (Call 04/01/51)	140	113,667
Series A, 3.23%, (Call 04/01/2120)	70	48,410
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)(a)	264	220,842
5.50%, 06/15/45 (Call 12/15/44)	128	137,341
Wesleyan University, 4.78%, 07/01/2116	156	150,079
William Marsh Rice University
3.57%, 05/15/45	258	238,190
3.77%, 05/15/55	160	153,489
Yale University, Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	333	248,662

		24,313,425

Computers — 2.0%
Apple Inc.
2.38%, 02/08/41 (Call 08/08/40)(a)	845	658,503
2.40%, 08/20/50 (Call 02/20/50)	775	560,030
2.55%, 08/20/60 (Call 02/20/60)	941	660,472
2.65%, 05/11/50 (Call 11/11/49)	1,490	1,135,891
2.65%, 02/08/51 (Call 08/08/50)	1,696	1,284,062
2.70%, 08/05/51 (Call 02/05/51)	1,050	804,907
2.80%, 02/08/61 (Call 08/08/60)	967	706,996
2.85%, 08/05/61 (Call 02/05/61)	760	571,175
2.95%, 09/11/49 (Call 03/11/49)	836	675,342
3.45%, 02/09/45	1,194	1,066,105
3.75%, 09/12/47 (Call 03/12/47)	615	567,284
3.75%, 11/13/47 (Call 05/13/47)	777	729,387
3.85%, 05/04/43	1,844	1,750,370
3.85%, 08/04/46 (Call 02/04/46)	1,116	1,057,678
4.25%, 02/09/47 (Call 08/09/46)	595	591,643
4.38%, 05/13/45	1,217	1,234,237
4.45%, 05/06/44	632	649,049
4.50%, 02/23/36 (Call 08/23/35)	423	449,265

Security	Par (000)	Value

Computers (continued)
4.65%, 02/23/46 (Call 08/23/45)	$2,033	$2,150,344
Dell Inc.
5.40%, 09/10/40(a)	290	267,162
6.50%, 04/15/38	290	297,250
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(b)	495	371,587
3.45%, 12/15/51 (Call 06/15/51)(a)(b)	750	528,858
8.10%, 07/15/36 (Call 01/15/36)	422	516,250
8.35%, 07/15/46 (Call 01/15/46)	399	532,439
Hewlett Packard Enterprise Co.
6.20%, 10/15/35 (Call 04/15/35)(a)	414	450,242
6.35%, 10/15/45 (Call 04/15/45)	980	1,037,198
HP Inc., 6.00%, 09/15/41	857	891,473
IBM Corp., 3.43%, 02/09/52 (Call 08/09/51)	445	365,961
International Business Machines Corp.
2.85%, 05/15/40 (Call 11/15/39)	330	263,014
2.95%, 05/15/50 (Call 11/15/49)	450	342,585
4.00%, 06/20/42	664	608,305
4.15%, 05/15/39	1,117	1,058,116
4.25%, 05/15/49	1,588	1,494,341
4.70%, 02/19/46	387	387,884
5.60%, 11/30/39	455	509,051
5.88%, 11/29/32	556	630,272
7.13%, 12/01/96(a)	132	179,682
Kyndryl Holdings Inc., 4.10%, 10/15/41 (Call 04/15/41)(b)	357	253,242

		28,287,652

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)(a)	280	264,765
4.00%, 08/15/45	345	338,406
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	183	151,143
3.70%, 08/15/42	206	183,585
4.15%, 03/15/47 (Call 09/15/46)	292	282,372
4.38%, 06/15/45 (Call 12/15/44)	240	237,253
6.00%, 05/15/37	215	251,411
GlaxoSmithKline LLC, 4.00%, 03/24/52 (Call 09/24/51)(b)	70	62,838
Procter & Gamble Co. (The)
3.50%, 10/25/47	40	37,448
3.55%, 03/25/40	376	355,955
3.60%, 03/25/50	366	349,836
5.50%, 02/01/34(a)	115	130,854
5.55%, 03/05/37	430	505,377
Unilever Capital Corp.
5.90%, 11/15/32	656	756,435
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	372	278,430

		4,186,108

Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46 (Call 11/15/45)	275	245,768
4.20%, 05/15/47 (Call 11/15/46)	235	224,272
4.60%, 06/15/45 (Call 12/15/44)	561	568,729

		1,038,769

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/33 (Call 07/29/33)	1,032	847,045
3.85%, 10/29/41 (Call 04/29/41)	897	693,243
American Express Co., 4.05%, 12/03/42	198	187,716

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Ares Finance Co. IV LLC, 3.65%, 02/01/52 (Call 08/01/51)(b)	$325	$246,649
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50 (Call 03/30/50)(b)	218	154,630
2.85%, 08/05/51 (Call 02/05/51)(b)	360	257,038
3.20%, 01/30/52 (Call 07/30/51)(b)	360	274,116
3.50%, 09/10/49 (Call 03/10/49)(b)	265	220,333
4.00%, 10/02/47 (Call 04/02/47)(a)(b)	285	257,058
4.45%, 07/15/45(b)	250	235,495
5.00%, 06/15/44(b)	311	316,365
6.25%, 08/15/42(b)	175	202,145
Blue Owl Finance LLC, 4.13%, 10/07/51 (Call 04/07/51)(b)	105	73,755
Brookfield Finance Inc.
3.50%, 03/30/51 (Call 09/30/50)	417	328,209
3.63%, 02/15/52 (Call 08/15/51)	275	219,773
4.70%, 09/20/47 (Call 03/20/47)	529	499,806
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	361	285,373
CI Financial Corp., 4.10%, 06/15/51 (Call 12/15/50)(a)	533	397,465
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)(a)	441	435,301
5.30%, 09/15/43 (Call 03/15/43)(a)	439	488,278
Credit Suisse USA Inc., 7.13%, 07/15/32(a)	609	738,121
FMR LLC
4.95%, 02/01/33(b)	20	20,773
5.15%, 02/01/43(b)	250	259,050
6.45%, 11/15/39(a)(b)	380	451,147
6.50%, 12/14/40(b)	352	421,136
Franklin Resources Inc., 2.95%, 08/12/51 (Call 02/12/51)	235	174,524
Invesco Finance PLC, 5.38%, 11/30/43	286	298,048
Jefferies Financial Group Inc., 6.63%, 10/23/43 (Call 07/23/43)	178	190,780
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	110	89,648
6.25%, 01/15/36	400	428,597
6.50%, 01/20/43	269	293,523
KKR Group Finance Co. II LLC, 5.50%, 02/01/43 (Call 08/01/42)(b)	241	252,887
Legg Mason Inc., 5.63%, 01/15/44	305	335,405
LSEGA Financing PLC, 3.20%, 04/06/41 (Call 10/06/40)(b)	441	366,270
Mastercard Inc.
2.95%, 03/15/51 (Call 09/15/50)	366	296,981
3.65%, 06/01/49 (Call 12/01/48)	548	497,281
3.80%, 11/21/46 (Call 05/21/46)	400	376,149
3.85%, 03/26/50 (Call 09/26/49)	819	773,140
3.95%, 02/26/48 (Call 08/26/47)	257	247,463
Nasdaq Inc.
2.50%, 12/21/40 (Call 06/21/40)	493	356,881
3.25%, 04/28/50 (Call 10/28/49)	513	395,471
3.95%, 03/07/52 (Call 09/07/51)	200	173,470
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45 (Call 10/15/44)(b)	120	117,080
Pine Street Trust II, 5.57%, 02/15/49 (Call 08/15/48)(b)	236	249,131
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	429	376,252
4.95%, 07/15/46	506	524,629
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)	918	619,596
2.70%, 04/15/40 (Call 10/15/39)	596	486,364
3.65%, 09/15/47 (Call 03/15/47)	459	416,721
4.15%, 12/14/35 (Call 06/14/35)	577	583,140

Security	Par (000)	Value

Diversified Financial Services (continued)
4.30%, 12/14/45 (Call 06/14/45)	$2,030	$2,038,217
Western Union Co. (The)
6.20%, 11/17/36	352	366,867
6.20%, 06/21/40(a)	165	164,986

		19,999,521

Electric — 12.0%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51 (Call 10/29/50)(b)	377	326,520
4.00%, 10/03/49(b)	268	258,559
6.50%, 10/27/36(a)(b)	635	785,321
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)(b)	319	331,114
Adani Transmission Ltd., 4.25%, 05/21/36(b)	14	12,005
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	276	217,533
3.80%, 10/01/47 (Call 04/01/47)	158	132,303
Series E, 6.65%, 02/15/33	234	270,495
Series G, 4.15%, 05/01/49 (Call 11/01/48)	209	184,754
Series H, 3.45%, 01/15/50 (Call 07/15/49)	270	215,223
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	135	105,470
3.75%, 12/01/47 (Call 06/01/47)	265	234,050
3.80%, 06/15/49 (Call 12/15/48)	207	182,792
4.00%, 12/01/46 (Call 06/01/46)(a)	235	215,700
4.25%, 09/15/48 (Call 03/15/48)	169	160,864
Series M, 3.65%, 04/01/50 (Call 10/01/49)	302	259,058
Series N, 2.75%, 08/15/51 (Call 02/15/51)	252	184,855
Alabama Power Co.
3.00%, 03/15/52 (Call 09/15/51)	300	230,653
3.13%, 07/15/51 (Call 01/15/51)(a)	335	262,487
3.45%, 10/01/49 (Call 04/01/49)	317	260,095
3.75%, 03/01/45 (Call 09/01/44)	425	365,181
3.85%, 12/01/42	210	187,663
4.10%, 01/15/42(a)	90	81,205
4.15%, 08/15/44 (Call 02/15/44)(a)	257	238,729
4.30%, 01/02/46 (Call 07/02/45)	230	219,213
5.50%, 03/15/41	238	252,104
5.70%, 02/15/33	50	55,510
6.00%, 03/01/39	232	264,222
6.13%, 05/15/38(a)	40	45,696
Series 11-C, 5.20%, 06/01/41	220	226,912
Series A, 4.30%, 07/15/48 (Call 01/15/48)	282	266,240
Series B, 3.70%, 12/01/47 (Call 06/01/47)	330	287,714
Alfa Desarrollo SpA, 4.55%, 09/27/51 (Call 03/27/51)(b)	578	453,523
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	217	166,811
3.25%, 03/15/50 (Call 09/15/49)	217	176,437
3.70%, 12/01/47 (Call 06/01/47)	307	272,302
4.15%, 03/15/46 (Call 09/15/45)	305	291,380
4.30%, 07/01/44 (Call 01/01/44)	190	177,402
4.50%, 03/15/49 (Call 09/15/48)	290	292,220
4.80%, 12/15/43 (Call 06/15/43)	180	180,161
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)(a)	127	97,383
American Transmission Systems Inc., 5.00%, 09/01/44 (Call 03/01/44)(b)	191	194,796
Appalachian Power Co.
4.40%, 05/15/44 (Call 11/15/43)	136	125,122
4.45%, 06/01/45 (Call 12/01/44)	126	116,213
7.00%, 04/01/38	310	371,072

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series L, 5.80%, 10/01/35	$195	$208,945
Series P, 6.70%, 08/15/37	170	196,648
Series Y, 4.50%, 03/01/49 (Call 09/01/48)	211	199,282
Series Z, 3.70%, 05/01/50 (Call 11/01/49)(a)	295	246,344
Arizona Public Service Co.
2.65%, 09/15/50 (Call 03/15/50)	410	279,426
3.35%, 05/15/50 (Call 11/15/49)	338	263,034
3.50%, 12/01/49 (Call 06/01/49)	187	149,735
3.75%, 05/15/46 (Call 11/15/45)	221	188,746
4.20%, 08/15/48 (Call 02/15/48)	243	220,301
4.25%, 03/01/49 (Call 09/01/48)	186	169,796
4.35%, 11/15/45 (Call 05/15/45)	32	29,449
4.50%, 04/01/42 (Call 10/01/41)	296	282,997
4.70%, 01/15/44 (Call 07/15/43)	110	105,495
5.05%, 09/01/41 (Call 03/01/41)	270	266,125
5.50%, 09/01/35(a)	245	254,363
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	100	93,046
4.35%, 06/01/48 (Call 12/01/47)(a)	231	223,627
Baltimore Gas & Electric Co.
2.90%, 06/15/50 (Call 12/15/49)(a)	298	226,728
3.20%, 09/15/49 (Call 03/15/49)	267	212,903
3.50%, 08/15/46 (Call 02/15/46)	340	288,051
3.75%, 08/15/47 (Call 02/15/47)	70	61,714
4.25%, 09/15/48 (Call 03/15/48)	235	223,264
6.35%, 10/01/36	100	118,279
Basin Electric Power Cooperative, 4.75%, 04/26/47 (Call 10/26/46)(b)	189	165,260
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	581	422,824
3.80%, 07/15/48 (Call 01/15/48)	392	340,672
4.25%, 10/15/50 (Call 04/15/50)	468	438,541
4.45%, 01/15/49 (Call 07/15/48)	503	483,480
4.50%, 02/01/45 (Call 08/01/44)	343	328,243
4.60%, 05/01/53(b)	300	293,846
5.15%, 11/15/43 (Call 05/15/43)	228	234,212
5.95%, 05/15/37	385	430,278
6.13%, 04/01/36	932	1,058,036
Black Hills Corp.
3.88%, 10/15/49 (Call 04/15/49)	189	160,741
4.20%, 09/15/46 (Call 03/15/46)	175	158,325
4.35%, 05/01/33 (Call 02/01/33)	121	116,786
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	193	184,774
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	225	201,592
3.60%, 03/01/52 (Call 09/01/51)	130	115,092
3.95%, 03/01/48 (Call 09/01/47)	285	271,094
4.50%, 04/01/44 (Call 10/01/43)(a)	392	392,703
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	415	410,448
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	100	78,728
Series AF, 3.35%, 04/01/51 (Call 10/01/50)(a)	215	183,817
Series K2, 6.95%, 03/15/33	15	18,166
CenterPoint Energy Inc., 3.70%, 09/01/49 (Call 03/01/49)	187	158,685
CEZ AS, 5.63%, 04/03/42(a)(b)	248	260,852
Cleco Corporate Holdings LLC, 4.97%, 05/01/46 (Call 11/01/45)	115	111,446
Cleco Power LLC
6.00%, 12/01/40(a)	253	284,243
6.50%, 12/01/35	425	506,293
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	287	308,537

Security	Par (000)	Value

Electric (continued)
CMS Energy Corp.
4.70%, 03/31/43 (Call 09/30/42)	$160	$153,185
4.88%, 03/01/44 (Call 09/01/43)	181	181,217
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	268	268,193
Comision Federal de Electricidad
3.88%, 07/26/33 (Call 04/26/33)(b)	419	336,379
4.68%, 02/09/51 (Call 08/09/50)(b)	587	416,770
5.75%, 02/14/42(b)	611	530,049
6.13%, 06/16/45(b)	380	350,554
6.26%, 02/15/52 (Call 08/15/51)(b)	230	200,388
Commonwealth Edison Co.
3.00%, 03/01/50 (Call 09/01/49)	298	234,811
3.65%, 06/15/46 (Call 12/15/45)	325	285,949
3.70%, 03/01/45 (Call 09/01/44)	158	139,067
3.80%, 10/01/42 (Call 04/01/42)	235	211,658
4.00%, 03/01/48 (Call 09/01/47)	291	269,684
4.00%, 03/01/49 (Call 09/01/48)	133	123,043
4.35%, 11/15/45 (Call 05/15/45)	298	286,763
4.60%, 08/15/43 (Call 02/15/43)	190	191,030
4.70%, 01/15/44 (Call 07/15/43)	215	218,856
6.45%, 01/15/38	269	326,384
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	292	256,872
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	225	181,994
Series 130, 3.13%, 03/15/51 (Call 09/15/50)	384	308,541
Series 131, 2.75%, 09/01/51 (Call 03/01/51)	315	233,567
Series 133, 3.85%, 03/15/52 (Call 09/15/51)	245	224,573
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	187	175,415
4.30%, 04/15/44 (Call 10/15/43)	199	191,525
6.35%, 06/01/36	200	233,910
Series A, 4.15%, 06/01/45 (Call 12/01/44)(a)	175	165,235
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51 (Call 06/01/51)	190	149,647
3.60%, 06/15/61 (Call 12/15/60)	510	410,323
3.70%, 11/15/59 (Call 05/15/59)	318	259,011
3.85%, 06/15/46 (Call 12/15/45)	162	139,803
3.95%, 03/01/43 (Call 09/01/42)	215	191,932
4.45%, 03/15/44 (Call 09/15/43)	295	280,361
4.50%, 12/01/45 (Call 06/01/45)	193	182,000
4.50%, 05/15/58 (Call 11/15/57)	231	216,419
4.63%, 12/01/54 (Call 06/01/54)	299	286,943
5.70%, 06/15/40	280	305,769
Series 05-A, 5.30%, 03/01/35	195	204,021
Series 06-A, 5.85%, 03/15/36	437	483,607
Series 06-B, 6.20%, 06/15/36(a)	360	413,495
Series 06-E, 5.70%, 12/01/36	265	285,159
Series 07-A, 6.30%, 08/15/37	430	490,845
Series 08-B, 6.75%, 04/01/38	410	497,648
Series 09-C, 5.50%, 12/01/39	560	603,302
Series 12-A, 4.20%, 03/15/42	230	208,409
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	76	66,044
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)(a)	661	597,445
Series A, 4.13%, 05/15/49 (Call 11/15/48)	293	264,297
Series C, 3.00%, 12/01/60 (Call 06/01/60)	330	238,287
Series C, 4.00%, 11/15/57 (Call 05/15/57)	224	193,420
Series C, 4.30%, 12/01/56 (Call 06/01/56)	246	222,276
Series E, 4.65%, 12/01/48 (Call 06/01/48)	264	254,130
Constellation Energy Generation LLC, 5.60%, 06/15/42 (Call 12/15/41)	193	189,358

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	$203	$136,944
2.65%, 08/15/52 (Call 02/15/52)	190	139,059
3.10%, 08/15/50 (Call 02/15/50)	331	265,239
3.25%, 08/15/46 (Call 02/15/46)	285	241,088
3.50%, 08/01/51 (Call 02/01/51)	341	296,087
3.75%, 02/15/50 (Call 08/15/49)	198	180,638
3.95%, 05/15/43 (Call 11/15/42)	250	232,654
3.95%, 07/15/47 (Call 01/15/47)	210	197,804
4.05%, 05/15/48 (Call 11/15/47)	310	295,117
4.35%, 04/15/49 (Call 10/15/48)	310	309,602
4.35%, 08/31/64 (Call 02/28/64)	159	150,386
Dayton Power & Light Co. (The), 3.95%, 06/15/49 (Call 12/15/48)	166	150,178
Delmarva Power & Light Co.
4.00%, 06/01/42 (Call 12/01/41)(a)	200	176,339
4.15%, 05/15/45 (Call 11/15/44)	250	229,151
Dominion Energy Inc.
4.70%, 12/01/44 (Call 06/01/44)	257	248,406
7.00%, 06/15/38	319	386,170
Series A, 4.60%, 03/15/49 (Call 09/15/48)	205	201,338
Series B, 3.30%, 04/15/41 (Call 10/15/40)(a)	269	222,673
Series B, 5.95%, 06/15/35	289	315,331
Series C, 4.05%, 09/15/42 (Call 03/15/42)(a)	245	218,358
Series C, 4.90%, 08/01/41 (Call 02/01/41)	284	283,824
Series E, 6.30%, 03/15/33	251	282,589
Series F, 5.25%, 08/01/33	380	401,451
Dominion Energy South Carolina Inc.
4.60%, 06/15/43 (Call 12/15/42)	388	374,700
5.10%, 06/01/65 (Call 12/01/64)	271	280,936
5.30%, 05/15/33(a)	185	200,658
5.45%, 02/01/41 (Call 08/01/40)(a)	240	257,088
6.05%, 01/15/38	228	259,513
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	50	39,319
3.70%, 03/15/45 (Call 09/15/44)	216	189,017
3.70%, 06/01/46 (Call 12/01/45)	220	197,898
3.75%, 08/15/47 (Call 02/15/47)	200	179,992
3.95%, 06/15/42 (Call 12/15/41)	173	160,197
3.95%, 03/01/49 (Call 09/01/48)	438	404,449
4.30%, 07/01/44 (Call 01/01/44)	191	182,701
5.70%, 10/01/37	298	338,188
Series A, 4.00%, 04/01/43 (Call 10/01/42)	66	60,771
Series A, 4.05%, 05/15/48 (Call 11/15/47)	405	383,531
Series A, 6.63%, 06/01/36(a)	235	283,186
Series B, 3.25%, 04/01/51 (Call 10/01/50)	292	240,882
Series B, 3.65%, 03/01/52 (Call 09/01/51)	255	226,192
Duke Energy Carolinas LLC
3.20%, 08/15/49 (Call 02/15/49)	426	347,996
3.45%, 04/15/51 (Call 10/15/50)	284	241,611
3.55%, 03/15/52 (Call 09/15/51)	125	107,707
3.70%, 12/01/47 (Call 06/01/47)	277	241,030
3.75%, 06/01/45 (Call 12/01/44)	317	277,759
3.88%, 03/15/46 (Call 09/15/45)	298	270,049
3.95%, 03/15/48 (Call 09/15/47)	273	248,672
4.00%, 09/30/42 (Call 03/30/42)	363	331,387
4.25%, 12/15/41 (Call 06/15/41)	354	337,874
5.30%, 02/15/40	347	371,597
6.00%, 01/15/38	324	375,417
6.05%, 04/15/38	314	358,879

Security	Par (000)	Value

Electric (continued)
6.10%, 06/01/37	$333	$373,338
6.45%, 10/15/32	241	276,377
Duke Energy Corp.
3.30%, 06/15/41 (Call 12/15/40)(a)	397	321,209
3.50%, 06/15/51 (Call 12/15/50)	392	307,201
3.75%, 09/01/46 (Call 03/01/46)	698	578,277
3.95%, 08/15/47 (Call 02/15/47)	301	258,622
4.20%, 06/15/49 (Call 12/15/48)	273	241,162
4.80%, 12/15/45 (Call 06/15/45)	347	331,120
Duke Energy Florida LLC
3.00%, 12/15/51 (Call 06/15/51)	230	181,144
3.40%, 10/01/46 (Call 04/01/46)	358	298,949
3.85%, 11/15/42 (Call 05/15/42)	250	222,487
4.20%, 07/15/48 (Call 01/15/48)	252	236,987
5.65%, 04/01/40	196	216,327
6.35%, 09/15/37	321	375,506
6.40%, 06/15/38(a)	440	527,561
Duke Energy Indiana LLC
2.75%, 04/01/50 (Call 10/01/49)	350	257,980
3.75%, 05/15/46 (Call 11/15/45)	286	251,616
6.12%, 10/15/35	250	274,312
6.35%, 08/15/38	320	375,657
6.45%, 04/01/39	285	335,634
Series UUU, 4.20%, 03/15/42 (Call 09/15/41)	199	179,606
Series WWW, 4.90%, 07/15/43 (Call 01/15/43)	196	197,228
Series YYY, 3.25%, 10/01/49 (Call 04/01/49)(a)	296	242,261
Duke Energy Ohio Inc.
3.70%, 06/15/46 (Call 12/15/45)	205	177,400
4.30%, 02/01/49 (Call 08/01/48)	222	214,397
Duke Energy Progress LLC
2.50%, 08/15/50 (Call 02/15/50)	350	250,150
2.90%, 08/15/51 (Call 02/15/51)	267	205,592
3.60%, 09/15/47 (Call 03/15/47)	300	255,568
3.70%, 10/15/46 (Call 04/15/46)	181	161,629
4.00%, 04/01/52 (Call 10/01/51)(a)	410	381,752
4.10%, 05/15/42 (Call 11/15/41)	262	245,141
4.10%, 03/15/43 (Call 09/15/42)	301	283,972
4.15%, 12/01/44 (Call 06/01/44)	299	278,994
4.20%, 08/15/45 (Call 02/15/45)	367	342,262
4.38%, 03/30/44 (Call 09/30/43)	275	262,571
6.30%, 04/01/38	235	275,250
E.ON International Finance BV, 6.65%, 04/30/38(b)	634	735,155
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	115	116,221
6.00%, 05/15/35	361	399,775
Electricite de France SA
4.75%, 10/13/35 (Call 04/13/35)(a)(b)	223	217,789
4.88%, 09/21/38 (Call 03/21/38)(a)(b)	341	329,946
4.88%, 01/22/44(b)	613	566,724
4.95%, 10/13/45 (Call 04/13/45)(b)	593	545,912
5.00%, 09/21/48 (Call 03/21/48)(a)(b)	769	727,261
5.25%, 10/13/55 (Call 04/13/55)(b)	231	218,490
5.60%, 01/27/40(b)	520	532,383
6.00%, 01/22/2114(a)(b)	289	292,716
6.95%, 01/26/39(b)	1,100	1,294,078
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	486	454,855
Emirates Semb Corp. Water & Power Co. PJSC, 4.45%, 08/01/35(a)(b)	250	249,870
Empresa de Transmision Electrica SA, 5.13%, 05/02/49(b)	365	340,366

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Finance International NV
2.88%, 07/12/41 (Call 01/12/41)(a)(b)	$204	$152,301
4.75%, 05/25/47(a)(b)	582	560,219
6.00%, 10/07/39(b)	1,212	1,338,328
6.80%, 09/15/37(a)(b)	590	709,586
Entergy Arkansas LLC
2.65%, 06/15/51 (Call 12/15/50)	392	283,076
3.35%, 06/15/52 (Call 12/15/51)	230	190,016
4.20%, 04/01/49 (Call 10/01/48)	218	207,080
4.95%, 12/15/44 (Call 12/15/24)	620	629,460
Entergy Corp., 3.75%, 06/15/50 (Call 12/15/49)	355	294,323
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)(a)	391	300,081
3.10%, 06/15/41 (Call 12/15/40)	294	244,841
4.00%, 03/15/33 (Call 12/15/32)(a)	556	548,422
4.20%, 09/01/48 (Call 03/01/48)	499	476,935
4.20%, 04/01/50 (Call 10/01/49)	396	377,045
4.95%, 01/15/45 (Call 01/15/25)	230	230,810
Entergy Mississippi LLC
3.50%, 06/01/51 (Call 03/01/51)(a)	240	202,441
3.85%, 06/01/49 (Call 12/01/48)	261	235,882
Entergy Texas Inc.
3.55%, 09/30/49 (Call 03/30/49)(a)	270	225,148
4.50%, 03/30/39 (Call 09/30/38)	253	245,679
5.15%, 06/01/45 (Call 06/01/25)	40	40,530
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	181	144,753
3.45%, 04/15/50 (Call 10/15/49)	240	199,445
4.10%, 04/01/43 (Call 10/01/42)	242	222,170
4.13%, 03/01/42 (Call 09/01/41)	476	441,293
4.25%, 12/01/45 (Call 06/01/45)	187	173,934
4.63%, 09/01/43 (Call 03/01/43)	199	187,740
Evergy Kansas South Inc., 4.30%, 07/15/44 (Call 01/15/44)(b)	70	65,661
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	205	192,575
4.20%, 03/15/48 (Call 09/15/47)	175	165,558
5.30%, 10/01/41 (Call 04/01/41)	269	286,922
Series 2019, 4.13%, 04/01/49 (Call 10/01/48)	190	178,722
Eversource Energy, 3.45%, 01/15/50 (Call 07/15/49)	290	230,817
Exelon Corp.
4.10%, 03/15/52 (Call 09/15/51)(b)	215	190,900
4.45%, 04/15/46 (Call 10/15/45)	398	372,326
4.70%, 04/15/50 (Call 10/15/49)	318	309,028
4.95%, 06/15/35 (Call 12/15/34)	20	19,994
5.10%, 06/15/45 (Call 12/15/44)(a)	401	405,294
5.63%, 06/15/35	437	464,810
7.60%, 04/01/32(a)	160	198,095
Exelon Generation Co. LLC
5.75%, 10/01/41 (Call 04/01/41)	343	337,714
6.25%, 10/01/39	598	625,843
FirstEnergy Transmission LLC
4.55%, 04/01/49 (Call 10/01/48)(b)	208	179,250
5.45%, 07/15/44 (Call 01/15/44)(b)	245	240,629
Florida Power & Light Co.
2.88%, 12/04/51 (Call 06/04/51)	600	469,685
3.15%, 10/01/49 (Call 04/01/49)	415	343,369
3.70%, 12/01/47 (Call 06/01/47)	393	359,240
3.80%, 12/15/42 (Call 06/15/42)	267	248,199
3.95%, 03/01/48 (Call 09/01/47)	516	487,629

Security	Par (000)	Value

Electric (continued)
3.99%, 03/01/49 (Call 09/01/48)	$320	$304,092
4.05%, 06/01/42 (Call 12/01/41)	359	341,912
4.05%, 10/01/44 (Call 04/01/44)	279	267,006
4.13%, 02/01/42 (Call 08/01/41)	360	348,115
4.13%, 06/01/48 (Call 12/01/47)	407	393,339
4.95%, 06/01/35	220	235,465
5.13%, 06/01/41 (Call 12/01/40)	170	180,082
5.25%, 02/01/41 (Call 08/01/40)	255	277,597
5.63%, 04/01/34	205	231,133
5.65%, 02/01/37	266	299,239
5.69%, 03/01/40	321	366,999
5.95%, 10/01/33	205	234,199
5.95%, 02/01/38	280	327,857
5.96%, 04/01/39	260	306,000
Georgia Power Co.
4.30%, 03/15/42	659	597,741
4.30%, 03/15/43(a)	226	205,037
5.40%, 06/01/40	100	102,759
Series 10-C, 4.75%, 09/01/40	385	371,409
Series A, 3.25%, 03/15/51 (Call 09/15/50)	395	302,543
Series B, 3.70%, 01/30/50 (Call 07/30/49)	309	253,264
Great River Energy, 6.25%, 07/01/38(a)(b)	388	423,695
Iberdrola International BV, 6.75%, 07/15/36(a)	370	449,394
Idaho Power Co.
3.65%, 03/01/45 (Call 09/01/44)	159	136,394
Series K, 4.20%, 03/01/48 (Call 09/01/47)(a)	140	133,633
Indiana Michigan Power Co.
3.25%, 05/01/51 (Call 11/01/50)	285	224,130
4.25%, 08/15/48 (Call 02/15/48)	285	265,257
6.05%, 03/15/37	239	269,457
Series K, 4.55%, 03/15/46 (Call 09/15/45)	235	227,458
Series L, 3.75%, 07/01/47 (Call 01/01/47)	215	187,442
Indianapolis Power & Light Co.
4.05%, 05/01/46 (Call 11/01/45)(a)(b)	213	198,323
4.70%, 09/01/45 (Call 03/01/45)(b)	192	187,830
Infraestructura Energetica Nova SAB de CV
4.75%, 01/15/51 (Call 07/15/50)(b)	375	307,972
4.88%, 01/14/48(a)(b)	342	286,856
Interchile SA, 4.50%, 06/30/56 (Call 12/30/55)(b)	825	715,687
Interconexion Electrica SA ESP, 3.83%, 11/26/33 (Call 08/26/33)(b)	186	166,470
International Transmission Co., 4.63%, 08/15/43 (Call 02/15/43)	150	151,668
Interstate Power & Light Co.
3.10%, 11/30/51 (Call 05/30/51)	160	122,257
3.50%, 09/30/49 (Call 03/30/49)(a)	263	220,503
3.70%, 09/15/46 (Call 03/15/46)(a)	180	156,668
4.70%, 10/15/43 (Call 04/15/43)(a)	188	183,537
6.25%, 07/15/39	225	266,127
ITC Holdings Corp., 5.30%, 07/01/43 (Call 01/01/43)	197	206,783
Jersey Central Power & Light Co., 6.15%, 06/01/37	236	264,413
Kentucky Utilities Co.
3.30%, 06/01/50 (Call 12/01/49)	245	198,200
4.38%, 10/01/45 (Call 04/01/45)	265	248,442
5.13%, 11/01/40 (Call 05/01/40)	807	840,546
Series 1, 4.65%, 11/15/43 (Call 05/15/43)	305	298,887
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)(b)	198	192,333
Louisville Gas & Electric Co.
4.25%, 04/01/49 (Call 10/01/48)	54	51,091
4.38%, 10/01/45 (Call 04/01/45)	195	182,713

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.65%, 11/15/43 (Call 05/15/43)	$167	$160,588
Louisville Gas and Electric Co., 5.13%, 11/15/40 (Call 05/15/40)	75	76,552
Massachusetts Electric Co.
4.00%, 08/15/46 (Call 02/15/46)(b)	395	345,702
5.90%, 11/15/39(b)	265	292,585
Mexico Generadora de Energia S de rl, 5.50%, 12/06/32(b)	29	28,800
MidAmerican Energy Co.
2.70%, 08/01/52 (Call 02/01/52)	360	269,230
3.15%, 04/15/50 (Call 10/15/49)	385	312,094
3.65%, 08/01/48 (Call 02/01/48)	445	399,441
3.95%, 08/01/47 (Call 02/01/47)	355	328,441
4.25%, 05/01/46 (Call 11/01/45)	266	256,847
4.25%, 07/15/49 (Call 01/15/49)	564	547,242
4.40%, 10/15/44 (Call 04/15/44)(a)	245	238,454
4.80%, 09/15/43 (Call 03/15/43)	216	221,926
5.75%, 11/01/35(a)	221	250,864
5.80%, 10/15/36	210	239,241
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	455	383,460
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	350	315,716
Series B, 3.10%, 07/30/51 (Call 01/30/51)	225	166,655
Monongahela Power Co., 5.40%, 12/15/43 (Call 06/15/43)(a)(b)	197	207,391
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	237	207,489
5.64%, 03/15/40(b)	110	115,592
National Grid USA, 5.80%, 04/01/35	280	303,952
National Rural Utilities Cooperative Finance Corp.
4.02%, 11/01/32 (Call 05/01/32)	280	273,771
4.30%, 03/15/49 (Call 09/15/48)	251	242,788
4.40%, 11/01/48 (Call 05/01/48)	184	182,336
Nevada Power Co.
5.38%, 09/15/40 (Call 03/15/40)	200	212,398
5.45%, 05/15/41 (Call 11/15/40)	130	134,524
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	171	132,455
Series N, 6.65%, 04/01/36	250	299,033
Series R, 6.75%, 07/01/37	270	324,214
New England Power Co.
2.81%, 10/06/50 (Call 04/06/50)(b)	329	236,618
3.80%, 12/05/47 (Call 06/05/47)(b)	140	121,423
New York State Electric & Gas Corp., 3.30%, 09/15/49 (Call 03/15/49)(b)	180	144,838
NextEra Energy Capital Holdings Inc., 3.00%, 01/15/52 (Call 07/15/51)(a)	295	220,212
Niagara Mohawk Power Corp.
3.03%, 06/27/50 (Call 12/27/49)(b)	467	345,189
4.12%, 11/28/42(b)	35	30,383
4.28%, 10/01/34 (Call 04/01/34)(b)	222	219,167
Northern States Power Co./MN
2.60%, 06/01/51 (Call 12/01/50)(a)	434	323,481
2.90%, 03/01/50 (Call 09/01/49)	380	297,222
3.20%, 04/01/52 (Call 10/01/51)	266	221,320
3.40%, 08/15/42 (Call 02/15/42)	183	159,352
3.60%, 05/15/46 (Call 11/15/45)	117	105,035
3.60%, 09/15/47 (Call 03/15/47)	218	195,787
4.00%, 08/15/45 (Call 02/15/45)	170	158,705
4.13%, 05/15/44 (Call 11/15/43)	188	179,053
4.85%, 08/15/40 (Call 02/15/40)	200	208,684

Security	Par (000)	Value

Electric (continued)
5.25%, 07/15/35	$212	$227,111
5.35%, 11/01/39	190	212,698
6.20%, 07/01/37	225	270,206
6.25%, 06/01/36	216	255,697
NorthWestern Corp., 4.18%, 11/15/44 (Call 05/15/44)	53	50,495
NSTAR Electric Co.
3.10%, 06/01/51 (Call 12/01/50)	350	276,943
4.40%, 03/01/44 (Call 09/01/43)	161	155,271
5.50%, 03/15/40	547	611,861
Oglethorpe Power Corp.
3.75%, 08/01/50 (Call 02/01/50)	164	136,537
4.20%, 12/01/42(a)	190	167,581
4.25%, 04/01/46 (Call 10/01/45)	195	167,242
4.50%, 04/01/47(b)	200	183,331
4.55%, 06/01/44(a)	110	99,832
5.05%, 10/01/48 (Call 04/01/48)	185	185,323
5.25%, 09/01/50	185	189,193
5.38%, 11/01/40(a)	225	231,836
5.95%, 11/01/39	278	306,001
Ohio Edison Co.
6.88%, 07/15/36	200	239,265
8.25%, 10/15/38	180	243,016
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	230	203,934
4.15%, 04/01/48 (Call 10/01/47)	235	214,741
Series D, 6.60%, 03/01/33(a)	130	154,675
Series F, 5.85%, 10/01/35	365	406,242
Series G, 6.60%, 02/15/33	210	248,156
Series R, 2.90%, 10/01/51 (Call 04/01/51)	355	261,190
Oklahoma Gas & Electric Co.
3.85%, 08/15/47 (Call 02/15/47)	140	124,524
3.90%, 05/01/43 (Call 11/01/42)	50	43,146
4.00%, 12/15/44 (Call 06/15/44)	30	26,261
4.15%, 04/01/47 (Call 10/01/46)	156	144,685
4.55%, 03/15/44 (Call 09/15/43)(a)	65	62,095
5.25%, 05/15/41 (Call 11/15/40)	240	247,462
5.85%, 06/01/40	405	453,304
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)(a)(b)	270	202,595
3.10%, 09/15/49 (Call 03/15/49)	245	197,839
3.70%, 05/15/50 (Call 11/15/49)	160	142,944
3.75%, 04/01/45 (Call 10/01/44)	242	217,102
3.80%, 09/30/47 (Call 03/30/47)	196	180,850
3.80%, 06/01/49 (Call 12/01/48)	195	179,441
4.10%, 11/15/48 (Call 05/15/48)	167	160,663
4.55%, 12/01/41 (Call 06/01/41)(a)	195	197,578
5.25%, 09/30/40	490	532,015
5.30%, 06/01/42 (Call 12/01/41)	105	113,885
5.35%, 10/01/52 (Call 04/01/52)	120	135,165
7.25%, 01/15/33	396	494,365
7.50%, 09/01/38	380	508,170
Pacific Gas and Electric Co.
3.30%, 08/01/40 (Call 02/01/40)	585	426,357
3.50%, 08/01/50 (Call 02/01/50)	1,077	750,800
3.75%, 08/15/42 (Call 02/15/42)	199	146,080
3.95%, 12/01/47 (Call 06/01/47)	569	415,965
4.00%, 12/01/46 (Call 06/01/46)	390	289,987
4.20%, 06/01/41 (Call 12/01/40)	172	135,789
4.25%, 03/15/46 (Call 09/15/45)	305	233,257
4.30%, 03/15/45 (Call 09/15/44)	385	298,327

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.45%, 04/15/42 (Call 10/15/41)	$220	$177,632
4.50%, 07/01/40 (Call 01/01/40)	1,106	906,830
4.50%, 12/15/41 (Call 06/15/41)	185	149,348
4.60%, 06/15/43 (Call 12/15/42)	246	198,877
4.75%, 02/15/44 (Call 08/15/43)	426	350,091
4.95%, 07/01/50 (Call 01/01/50)	1,567	1,306,604
5.25%, 03/01/52 (Call 09/01/51)	390	351,215
PacifiCorp.
2.90%, 06/15/52 (Call 12/15/51)	594	455,182
3.30%, 03/15/51 (Call 09/15/50)(a)	320	261,143
4.10%, 02/01/42 (Call 08/01/41)	87	80,838
4.13%, 01/15/49 (Call 07/15/48)	330	303,776
4.15%, 02/15/50 (Call 08/15/49)	267	247,679
5.25%, 06/15/35(a)	240	252,961
5.75%, 04/01/37	365	404,084
6.00%, 01/15/39(a)	369	423,534
6.10%, 08/01/36	260	292,991
6.25%, 10/15/37	375	430,169
6.35%, 07/15/38	195	229,649
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	252	191,256
2.85%, 09/15/51 (Call 03/15/51)	205	157,366
3.00%, 09/15/49 (Call 03/15/49)	231	181,462
3.05%, 03/15/51 (Call 09/15/50)	210	167,303
3.70%, 09/15/47 (Call 03/15/47)	94	84,667
3.90%, 03/01/48 (Call 09/01/47)	409	377,126
4.15%, 10/01/44 (Call 04/01/44)	119	113,049
4.80%, 10/15/43 (Call 04/15/43)	185	187,123
5.95%, 10/01/36	131	149,309
Pennsylvania Electric Co., 6.15%, 10/01/38(a)	185	208,120
Perusahaan Listrik Negara PT, 4.00%, 06/30/50 (Call 12/30/49)(a)(b)	718	552,128
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/50(b)	290	232,725
4.88%, 07/17/49(b)	441	374,850
5.25%, 10/24/42(b)	702	634,131
5.25%, 05/15/47(b)	30	27,044
6.15%, 05/21/48(b)	640	643,053
6.25%, 01/25/49(b)	370	369,445
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)(a)	401	380,606
6.50%, 11/15/37	400	481,839
7.90%, 12/15/38(a)	220	291,878
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	210	167,026
3.95%, 06/01/47 (Call 12/01/46)	225	207,142
4.13%, 06/15/44 (Call 12/15/43)	162	150,557
4.15%, 10/01/45 (Call 04/01/45)	196	183,309
4.15%, 06/15/48 (Call 12/15/47)	58	55,294
4.75%, 07/15/43 (Call 01/15/43)	195	197,176
5.20%, 07/15/41 (Call 01/15/41)	185	193,372
6.25%, 05/15/39	230	272,556
Progress Energy Inc., 6.00%, 12/01/39(a)	355	387,198
Public Service Co. of Colorado
3.55%, 06/15/46 (Call 12/15/45)	195	167,883
3.60%, 09/15/42 (Call 03/15/42)	232	204,052
3.80%, 06/15/47 (Call 12/15/46)	167	151,346
3.95%, 03/15/43 (Call 09/15/42)	190	172,574
4.05%, 09/15/49 (Call 03/15/49)	155	147,296

Security	Par (000)	Value

Electric (continued)
4.10%, 06/15/48 (Call 12/15/47)	$225	$216,182
4.30%, 03/15/44 (Call 09/15/43)	130	124,543
4.75%, 08/15/41 (Call 02/15/41)	154	151,081
6.50%, 08/01/38	175	211,572
Series 17, 6.25%, 09/01/37(a)	235	281,606
Series 34, 3.20%, 03/01/50 (Call 09/01/49)(a)	305	252,508
Series 36, 2.70%, 01/15/51 (Call 07/15/50)	245	183,009
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)(a)	74	63,940
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	95	109,872
Series K, 3.15%, 08/15/51 (Call 02/15/51)	237	182,650
Public Service Electric & Gas Co.
2.05%, 08/01/50 (Call 02/01/50)	196	130,753
2.70%, 05/01/50 (Call 11/01/49)	251	188,760
3.00%, 03/01/51 (Call 09/01/50)	272	215,259
3.15%, 01/01/50 (Call 07/01/49)	190	156,072
3.20%, 08/01/49 (Call 02/01/49)	110	91,282
3.60%, 12/01/47 (Call 06/01/47)	228	202,360
3.65%, 09/01/42 (Call 03/01/42)	102	91,980
3.80%, 01/01/43 (Call 07/01/42)	150	135,603
3.80%, 03/01/46 (Call 09/01/45)	329	302,780
3.85%, 05/01/49 (Call 11/01/48)	239	218,979
3.95%, 05/01/42 (Call 11/01/41)	288	269,848
4.05%, 05/01/48 (Call 11/01/47)	285	275,419
4.15%, 11/01/45 (Call 05/01/45)	166	156,190
5.38%, 11/01/39	135	145,861
5.50%, 03/01/40	260	290,214
5.70%, 12/01/36	190	211,438
5.80%, 05/01/37(a)	349	398,696
Series I, 4.00%, 06/01/44 (Call 12/01/43)	55	51,312
Series K, 4.05%, 05/01/45 (Call 11/01/44)	165	151,805
Puget Sound Energy Inc.
2.89%, 09/15/51 (Call 03/15/51)(a)	170	130,036
3.25%, 09/15/49 (Call 03/15/49)	176	143,330
4.22%, 06/15/48 (Call 12/15/47)	195	184,618
4.30%, 05/20/45 (Call 11/20/44)	186	176,406
4.43%, 11/15/41 (Call 05/15/41)	205	195,452
5.48%, 06/01/35	361	390,470
5.64%, 04/15/41 (Call 10/15/40)	205	225,074
5.76%, 10/01/39(a)	270	303,044
5.76%, 07/15/40	160	177,695
5.80%, 03/15/40	226	253,301
6.27%, 03/15/37	255	292,793
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	450	525,960
San Diego Gas & Electric Co.
3.70%, 03/15/52 (Call 09/15/51)	50	43,786
3.95%, 11/15/41(a)	320	286,106
4.15%, 05/15/48 (Call 11/15/47)	193	184,102
4.30%, 04/01/42 (Call 10/01/41)	150	138,988
4.50%, 08/15/40	449	442,505
5.35%, 05/15/35	65	68,404
5.35%, 05/15/40(a)	325	344,661
6.00%, 06/01/39	263	300,256
Series FFF, 6.13%, 09/15/37	25	27,957
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)(a)	225	200,464
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	191	177,946
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	94	76,689
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)(a)	485	376,555
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	505	504,845

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)(b)	$622	$651,737
Sempra Energy
3.80%, 02/01/38 (Call 08/01/37)	475	433,056
4.00%, 02/01/48 (Call 08/01/47)(a)	398	350,239
6.00%, 10/15/39	609	690,887
Sierra Pacific Power Co., Series P, 6.75%, 07/01/37	150	180,719
Solar Star Funding LLC, 3.95%, 06/30/35(b)	16	15,641
Southern California Edison Co.
3.45%, 02/01/52 (Call 08/01/51)	360	283,983
3.65%, 02/01/50 (Call 08/01/49)	612	490,817
3.90%, 12/01/41 (Call 06/01/41)	202	174,565
4.00%, 04/01/47 (Call 10/01/46)	836	714,985
4.05%, 03/15/42 (Call 09/15/41)	122	106,477
4.50%, 09/01/40 (Call 03/01/40)	324	298,887
4.65%, 10/01/43 (Call 04/01/43)(a)	291	278,196
5.50%, 03/15/40	365	377,162
5.63%, 02/01/36	299	311,174
6.00%, 01/15/34	307	334,772
6.05%, 03/15/39	312	339,297
Series 04-G, 5.75%, 04/01/35	255	271,017
Series 05-B, 5.55%, 01/15/36	235	247,357
Series 05-E, 5.35%, 07/15/35	260	267,486
Series 06-E, 5.55%, 01/15/37	275	285,825
Series 08-A, 5.95%, 02/01/38(a)	372	399,610
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	159	133,079
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)	388	279,115
Series B, 4.88%, 03/01/49 (Call 09/01/48)	329	318,562
Series C, 3.60%, 02/01/45 (Call 08/01/44)	192	154,713
Series C, 4.13%, 03/01/48 (Call 09/01/47)	682	589,845
Series H, 3.65%, 06/01/51 (Call 12/01/50)	290	238,517
Southern Co. (The)
4.25%, 07/01/36 (Call 01/01/36)	181	170,666
4.40%, 07/01/46 (Call 01/01/46)(a)	960	874,591
Southern Power Co.
5.15%, 09/15/41	395	384,618
5.25%, 07/15/43	170	167,302
Series F, 4.95%, 12/15/46 (Call 06/15/46)	181	176,084
Southwestern Electric Power Co.
3.25%, 11/01/51 (Call 05/01/51)	210	160,267
6.20%, 03/15/40	239	271,183
Series J, 3.90%, 04/01/45 (Call 10/01/44)	236	199,458
Series L, 3.85%, 02/01/48 (Call 08/01/47)	278	237,324
Southwestern Public Service Co.
3.40%, 08/15/46 (Call 02/15/46)	187	156,330
3.70%, 08/15/47 (Call 02/15/47)	108	93,485
3.75%, 06/15/49 (Call 12/15/48)	201	178,432
4.50%, 08/15/41 (Call 02/15/41)	202	197,669
6.00%, 10/01/36	198	221,270
Series 6, 4.40%, 11/15/48 (Call 05/15/48)	195	188,330
Series 8, 3.15%, 05/01/50 (Call 11/01/49)	248	198,664
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	675	726,354
State Grid Overseas Investment 2016 Ltd., 4.00%, 05/04/47(a)(b)	260	249,900
Tampa Electric Co.
3.45%, 03/15/51 (Call 09/15/50)	70	57,611
3.63%, 06/15/50 (Call 12/15/49)	195	165,070
4.10%, 06/15/42 (Call 12/15/41)	191	176,859
4.20%, 05/15/45 (Call 11/15/44)	197	183,430
4.30%, 06/15/48 (Call 12/15/47)	126	120,588

Security	Par (000)	Value

Electric (continued)
4.35%, 05/15/44 (Call 11/15/43)	$165	$156,829
4.45%, 06/15/49 (Call 12/15/48)	186	180,762
6.15%, 05/15/37	240	276,226
6.55%, 05/15/36	235	283,874
Toledo Edison Co. (The), 6.15%, 05/15/37	305	356,436
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44 (Call 05/01/44)	50	48,249
6.00%, 06/15/40(a)(b)	404	438,772
Tucson Electric Power Co.
3.25%, 05/01/51 (Call 11/01/50)(a)	185	146,323
4.00%, 06/15/50 (Call 12/15/49)	189	169,558
4.85%, 12/01/48 (Call 06/01/48)	171	173,741
Union Electric Co.
2.63%, 03/15/51 (Call 09/15/50)	475	347,446
3.25%, 10/01/49 (Call 04/01/49)	225	184,088
3.65%, 04/15/45 (Call 10/15/44)	255	218,002
3.90%, 09/15/42 (Call 03/15/42)	431	391,215
4.00%, 04/01/48 (Call 10/01/47)	259	240,425
5.30%, 08/01/37	45	47,004
8.45%, 03/15/39	215	296,395
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)(a)	513	358,379
2.95%, 11/15/51 (Call 05/15/51)	360	279,346
3.30%, 12/01/49 (Call 06/01/49)(a)	312	257,513
4.00%, 01/15/43 (Call 07/15/42)	321	294,189
4.45%, 02/15/44 (Call 08/15/43)	335	328,660
4.60%, 12/01/48 (Call 06/01/48)	342	343,022
6.35%, 11/30/37	125	148,351
8.88%, 11/15/38	392	573,652
Series A, 6.00%, 05/15/37	138	157,375
Series B, 3.80%, 09/15/47 (Call 03/15/47)	345	311,916
Series B, 4.20%, 05/15/45 (Call 11/15/44)	197	183,540
Series B, 6.00%, 01/15/36	368	416,256
Series C, 4.00%, 11/15/46 (Call 05/15/46)	399	370,573
Series D, 4.65%, 08/15/43 (Call 02/15/43)	343	341,917
Wisconsin Electric Power Co.
3.65%, 12/15/42 (Call 06/15/42)(a)	185	158,243
4.25%, 06/01/44 (Call 12/01/43)(a)	32	29,754
4.30%, 12/15/45 (Call 06/15/45)	180	166,935
4.30%, 10/15/48 (Call 04/15/48)	326	315,359
5.63%, 05/15/33	470	517,417
5.70%, 12/01/36	220	245,477
Wisconsin Power and Light Co.
3.65%, 04/01/50 (Call 10/01/49)	214	184,403
4.10%, 10/15/44 (Call 04/15/44)	83	74,090
6.38%, 08/15/37	225	264,213
7.60%, 10/01/38	25	31,882
Wisconsin Public Service Corp.
2.85%, 12/01/51 (Call 06/01/51)	265	201,036
3.30%, 09/01/49 (Call 03/01/49)	160	133,010
3.67%, 12/01/42(a)	170	149,072
4.75%, 11/01/44 (Call 05/01/44)	220	222,561
Xcel Energy Inc.
3.50%, 12/01/49 (Call 06/01/49)	186	153,751
4.80%, 09/15/41 (Call 03/15/41)	204	202,038
6.50%, 07/01/36	350	408,756

		173,544,186

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50 (Call 04/15/50)	278	209,371

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment (continued)
2.80%, 12/21/51 (Call 06/21/51)	$585	$445,272
5.25%, 11/15/39	170	184,015
6.00%, 08/15/32(a)	125	144,869
6.13%, 04/15/39	160	189,734

		1,173,261

Electronics — 0.1%
Fortive Corp., 4.30%, 06/15/46 (Call 12/15/45)	334	312,678
Honeywell International Inc.
2.80%, 06/01/50 (Call 12/01/49)(a)	449	362,840
3.81%, 11/21/47 (Call 05/21/47)	379	357,355
5.38%, 03/01/41(a)	430	485,035
5.70%, 03/15/37	200	229,365
Tyco Electronics Group SA, 7.13%, 10/01/37	328	414,441

		2,161,714

Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41 (Call 08/11/40)(b)	300	261,187
5.13%, 08/11/61 (Call 08/11/60)(b)	790	677,030
LBJ Infrastructure Group LLC, 3.80%, 12/31/57 (Call 06/30/57)(b)	375	277,437
Mexico City Airport Trust
5.50%, 10/31/46 (Call 04/30/46)(b)	361	287,901
5.50%, 07/31/47 (Call 01/31/47)(a)(b)	1,271	1,013,635

		2,517,190

Entertainment — 0.5%
Magallanes Inc.
5.05%, 03/15/42 (Call 09/15/41)(b)	2,500	2,277,570
5.14%, 03/15/52 (Call 09/15/51)(b)	4,510	4,020,806
5.39%, 03/15/62 (Call 09/15/61)(b)	1,220	1,082,970

		7,381,346

Environmental Control — 0.2%
Republic Services Inc.
2.38%, 03/15/33 (Call 12/15/32)(a)	110	91,937
3.05%, 03/01/50 (Call 09/01/49)(a)	292	225,994
5.70%, 05/15/41 (Call 11/15/40)	315	349,474
6.20%, 03/01/40	207	237,796
Waste Connections Inc.
2.95%, 01/15/52 (Call 07/15/51)	466	346,845
3.05%, 04/01/50 (Call 10/01/49)(a)	374	292,373
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	362	258,442
2.95%, 06/01/41 (Call 12/01/40)	350	286,424
3.90%, 03/01/35 (Call 09/01/34)(a)	152	142,605
4.10%, 03/01/45 (Call 09/01/44)	160	148,723
4.15%, 07/15/49 (Call 01/15/49)	381	365,175

		2,745,788

Food — 2.0%
Bimbo Bakeries USA Inc., 4.00%, 05/17/51 (Call 11/17/50)(b)	330	281,730
Campbell Soup Co.
3.13%, 04/24/50 (Call 10/24/49)	247	183,210
4.80%, 03/15/48 (Call 09/15/47)	428	416,811
Cencosud SA, 6.63%, 02/12/45 (Call 08/12/44)(a)(b)	220	248,875
Conagra Brands Inc.
5.30%, 11/01/38 (Call 05/01/38)	525	522,234
5.40%, 11/01/48 (Call 05/01/48)	554	552,871
General Mills Inc.
3.00%, 02/01/51 (Call 08/01/50)(a)	248	189,069
4.15%, 02/15/43 (Call 08/15/42)	110	101,887

Security	Par (000)	Value

Food (continued)
4.55%, 04/17/38 (Call 10/17/37)(a)	$194	$190,693
4.70%, 04/17/48 (Call 10/17/47)(a)	147	149,781
5.40%, 06/15/40	505	542,087
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	365	313,541
4.70%, 11/10/47 (Call 05/10/47)(b)	359	346,841
4.88%, 06/27/44(a)(b)	355	340,800
Hershey Co. (The)
2.65%, 06/01/50 (Call 12/01/49)	29	21,795
3.13%, 11/15/49 (Call 05/15/49)	310	255,660
3.38%, 08/15/46 (Call 02/15/46)	221	192,438
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	367	295,069
Ingredion Inc.
3.90%, 06/01/50 (Call 12/01/49)(a)	231	200,798
6.63%, 04/15/37(a)	169	199,664
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(a)(b)	780	650,029
4.38%, 02/02/52 (Call 08/02/51)(a)(b)	505	409,900
JM Smucker Co. (The)
2.75%, 09/15/41 (Call 03/15/41)	285	214,335
3.55%, 03/15/50 (Call 09/15/49)(a)	235	189,799
4.25%, 03/15/35	315	301,352
4.38%, 03/15/45(a)	339	311,361
Kellogg Co., 4.50%, 04/01/46	413	401,521
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40(a)	265	292,565
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	1,890	1,655,899
4.63%, 10/01/39 (Call 04/01/39)(a)	275	253,815
4.88%, 10/01/49 (Call 04/01/49)	963	896,587
5.00%, 07/15/35 (Call 01/15/35)(a)	330	328,198
5.00%, 06/04/42	925	889,770
5.20%, 07/15/45 (Call 01/15/45)(a)	1,100	1,075,952
5.50%, 06/01/50 (Call 12/01/49)	475	478,311
6.50%, 02/09/40	400	439,302
7.13%, 08/01/39(a)(b)	550	642,983
Kroger Co. (The)
3.88%, 10/15/46 (Call 04/15/46)	420	364,720
3.95%, 01/15/50 (Call 07/15/49)	235	207,245
4.45%, 02/01/47 (Call 08/01/46)	464	437,030
4.65%, 01/15/48 (Call 07/15/47)	360	348,791
5.00%, 04/15/42 (Call 10/15/41)	204	207,522
5.15%, 08/01/43 (Call 02/01/43)	260	266,441
5.40%, 07/15/40 (Call 01/15/40)	265	278,868
5.40%, 01/15/49 (Call 07/15/48)(a)	340	366,466
6.90%, 04/15/38	285	345,968
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(a)(b)	190	152,547
2.38%, 07/16/40 (Call 01/16/40)(b)	455	341,788
2.45%, 07/16/50 (Call 01/16/50)(a)(b)	247	176,702
3.60%, 04/01/34 (Call 01/01/34)(b)	295	277,269
3.88%, 04/01/39 (Call 10/01/38)(b)	424	392,398
3.95%, 04/01/44 (Call 10/01/43)(b)	123	113,625
3.95%, 04/01/49 (Call 10/01/48)(a)(b)	520	486,188
4.13%, 04/01/54 (Call 10/01/53)(a)(b)	310	291,277
4.20%, 04/01/59 (Call 10/01/58)(a)(b)	417	399,082
McCormick & Co. Inc./MD, 4.20%, 08/15/47 (Call 02/15/47)	220	206,638

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc.
1.88%, 10/15/32 (Call 07/15/32)	$172	$138,335
2.63%, 09/04/50 (Call 03/04/50)	593	416,730
Nestle Holdings Inc.
2.50%, 09/14/41 (Call 03/14/41)(a)(b)	367	290,923
2.63%, 09/14/51 (Call 03/14/51)(a)(b)	345	263,667
3.90%, 09/24/38 (Call 03/24/38)(b)	576	553,694
4.00%, 09/24/48 (Call 03/24/48)(b)	1,108	1,074,839
Sysco Corp.
3.15%, 12/14/51 (Call 06/14/51)	355	260,034
3.30%, 02/15/50 (Call 08/15/49)	364	279,729
4.45%, 03/15/48 (Call 09/15/47)(a)	314	290,555
4.50%, 04/01/46 (Call 10/01/45)	286	264,910
4.85%, 10/01/45 (Call 04/01/45)	299	285,449
5.38%, 09/21/35	305	323,049
6.60%, 04/01/40 (Call 10/01/39)	290	345,598
6.60%, 04/01/50 (Call 10/01/49)	628	746,563
Tesco PLC, 6.15%, 11/15/37(b)	290	318,608
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	417	400,146
4.88%, 08/15/34 (Call 02/15/34)	235	240,435
5.10%, 09/28/48 (Call 03/28/48)	875	907,479
5.15%, 08/15/44 (Call 02/15/44)(a)	228	233,173

		28,272,014

Forest Products & Paper — 0.3%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50 (Call 07/29/49)(a)(b)	80	71,601
5.50%, 11/02/47 (Call 05/02/47)	280	256,553
5.50%, 04/30/49 (Call 10/30/48)(a)(b)	405	371,085
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)(a)	289	267,667
4.40%, 08/15/47 (Call 02/15/47)	426	398,782
4.80%, 06/15/44 (Call 12/15/43)	421	414,427
6.00%, 11/15/41 (Call 05/15/41)	438	485,020
7.30%, 11/15/39	494	609,899
8.70%, 06/15/38	270	363,888
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	320	374,211
Suzano Austria GmbH, 7.00%, 03/16/47 (Call 09/16/46)(b)	748	748,568

		4,361,701

Gas — 1.0%
APT Pipelines Ltd., 5.00%, 03/23/35 (Call 12/23/34)(b)	294	296,792
Atmos Energy Corp.
2.85%, 02/15/52 (Call 08/15/51)(a)	357	271,641
3.38%, 09/15/49 (Call 03/15/49)(a)	145	122,722
4.13%, 10/15/44 (Call 04/15/44)	510	474,882
4.13%, 03/15/49 (Call 09/15/48)	247	233,115
4.15%, 01/15/43 (Call 07/15/42)	317	294,569
4.30%, 10/01/48 (Call 04/01/48)	331	315,720
5.50%, 06/15/41 (Call 12/15/40)	335	364,738
Boston Gas Co., 4.49%, 02/15/42(b)	335	311,607
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48 (Call 09/15/47)(a)(b)	349	305,485
4.49%, 03/04/49 (Call 09/04/48)(b)	222	200,425
4.50%, 03/10/46 (Call 09/10/45)(b)	337	306,434
CenterPoint Energy Resources Corp.
4.10%, 09/01/47 (Call 03/01/47)(a)	191	176,155
5.85%, 01/15/41 (Call 07/15/40)	358	399,175
6.63%, 11/01/37	180	207,230

Security	Par (000)	Value

Gas (continued)
East Ohio Gas Co. (The), 3.00%, 06/15/50 (Call 12/15/49)(a)(b)	$492	$375,836
KeySpan Gas East Corp.
3.59%, 01/18/52 (Call 07/18/51)(b)	315	253,384
5.82%, 04/01/41(b)	235	251,078
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	410	528,925
Mega Advance Investments Ltd., 6.38%, 05/12/41(a)(b)	200	234,010
Nakilat Inc., 6.07%, 12/31/33(a)(b)	332	359,422
NiSource Inc.
3.95%, 03/30/48 (Call 09/30/47)(a)	406	344,704
4.38%, 05/15/47 (Call 11/15/46)	560	503,377
4.80%, 02/15/44 (Call 08/15/43)	400	370,058
5.25%, 02/15/43 (Call 08/15/42)	254	251,748
5.65%, 02/01/45 (Call 08/01/44)	276	282,120
5.80%, 02/01/42 (Call 08/01/41)	185	193,137
5.95%, 06/15/41 (Call 12/15/40)	226	242,066
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	139	134,590
4.66%, 02/01/44 (Call 08/01/43)	461	444,577
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50 (Call 12/01/49)	246	195,562
3.64%, 11/01/46 (Call 05/01/46)	170	141,112
4.10%, 09/18/34 (Call 03/18/34)	195	184,752
4.65%, 08/01/43 (Call 02/01/43)	185	178,191
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	160	143,136
4.45%, 03/15/44 (Call 09/15/43)	190	175,216
5.13%, 11/15/40	220	229,387
Series KK, 5.75%, 11/15/35(a)	200	218,154
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	100	92,647
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	284	274,131
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	145	130,610
Southern Co. Gas Capital Corp.
3.95%, 10/01/46 (Call 04/01/46)	241	206,050
4.40%, 06/01/43 (Call 12/01/42)	310	282,231
4.40%, 05/30/47 (Call 11/30/46)	301	275,655
5.88%, 03/15/41 (Call 09/15/40)	391	425,834
6.00%, 10/01/34	165	179,683
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	250	186,359
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	281	202,804
3.80%, 09/29/46 (Call 03/29/46)(a)	180	152,112
4.15%, 06/01/49 (Call 12/01/48)(a)	223	196,614
Spire Inc., 4.70%, 08/15/44 (Call 02/15/44)	120	114,887
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	250	205,789
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	188	161,891
Series K, 3.80%, 09/15/46 (Call 03/15/46)(a)	307	277,067

		13,879,596

Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	342	276,823
4.10%, 03/01/48 (Call 09/01/47)	263	251,785
Stanley Black & Decker Inc.
2.75%, 11/15/50 (Call 05/15/50)(a)	189	137,025
3.00%, 05/15/32 (Call 02/15/32)	200	180,026
4.85%, 11/15/48 (Call 05/15/48)	187	193,623
5.20%, 09/01/40	545	579,490

		1,618,772

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	$859	$929,137
4.75%, 04/15/43 (Call 10/15/42)(a)	473	501,117
4.90%, 11/30/46 (Call 05/30/46)	1,554	1,698,127
5.30%, 05/27/40	473	532,293
6.00%, 04/01/39	495	593,996
6.15%, 11/30/37(a)	429	518,274
Alcon Finance Corp., 3.80%, 09/23/49 (Call 03/23/49)(a)(b)	426	348,545
Baxter International Inc.
3.13%, 12/01/51 (Call 06/01/51)(b)	355	264,013
3.50%, 08/15/46 (Call 02/15/46)	534	433,969
4.50%, 06/15/43 (Call 12/15/42)(a)	75	72,307
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	220	215,314
4.70%, 03/01/49 (Call 09/01/48)(a)	304	303,507
6.75%, 11/15/35	290	343,881
7.38%, 01/15/40	305	387,010
Covidien International Finance SA, 6.55%, 10/15/37	295	354,376
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	599	426,454
2.80%, 12/10/51 (Call 06/10/51)	610	451,047
4.38%, 09/15/45 (Call 03/15/45)	345	330,938
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)(a)	438	378,994
3.40%, 11/15/49 (Call 05/15/49)	528	445,602
Koninklijke Philips NV
5.00%, 03/15/42	324	327,799
6.88%, 03/11/38	516	624,418
Medtronic Inc.
4.00%, 04/01/43 (Call 10/01/42)	50	47,886
4.38%, 03/15/35	1,154	1,188,319
4.63%, 03/15/45	945	989,825
PerkinElmer Inc., 3.63%, 03/15/51 (Call 09/15/50)	293	236,883
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	466	379,562
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	230	172,952
4.10%, 04/01/43 (Call 10/01/42)	192	174,438
4.38%, 05/15/44 (Call 11/15/43)	295	276,769
4.63%, 03/15/46 (Call 09/15/45)(a)	555	547,658
Thermo Fisher Scientific Inc.
2.80%, 10/15/41 (Call 04/15/41)(a)	550	439,922
4.10%, 08/15/47 (Call 02/15/47)	477	458,471
5.30%, 02/01/44 (Call 08/01/43)	313	347,082
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35 (Call 02/15/35)	199	186,088
4.45%, 08/15/45 (Call 02/15/45)	189	170,184
5.75%, 11/30/39	259	279,275

		16,376,432

Health Care - Services — 4.0%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51 (Call 05/15/51)	175	131,478
Adventist Health System/West, 3.63%, 03/01/49 (Call 09/01/48)	215	186,345
Advocate Health & Hospitals Corp.
3.39%, 10/15/49 (Call 04/15/49)	293	245,534
4.27%, 08/15/48 (Call 02/15/48)	208	201,310
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	210	163,985
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)(a)	508	438,228

Security	Par (000)	Value

Health Care - Services (continued)
4.13%, 11/15/42 (Call 05/15/42)	$279	$248,824
4.50%, 05/15/42 (Call 11/15/41)	279	262,434
4.75%, 03/15/44 (Call 09/15/43)	162	157,303
6.63%, 06/15/36	606	708,879
6.75%, 12/15/37	284	335,860
AHS Hospital Corp.
5.02%, 07/01/45	100	108,273
Series 2021, 2.78%, 07/01/51 (Call 01/01/51)	470	349,601
Allina Health System
2.90%, 11/15/51 (Call 05/15/51)	50	38,541
4.81%, 11/15/45 (Call 05/15/45)	50	51,647
Series 2019, 3.89%, 04/15/49	351	321,217
Anthem Inc.
3.13%, 05/15/50 (Call 11/15/49)(a)	573	444,745
3.60%, 03/15/51 (Call 09/15/50)	674	567,762
3.70%, 09/15/49 (Call 03/15/49)	502	429,431
4.38%, 12/01/47 (Call 06/01/47)	669	637,202
4.55%, 03/01/48 (Call 09/01/47)	496	481,679
4.55%, 05/15/52	350	341,324
4.63%, 05/15/42	481	472,298
4.65%, 01/15/43	557	543,268
4.65%, 08/15/44 (Call 02/15/44)	467	458,728
4.85%, 08/15/54 (Call 02/15/54)	170	167,247
5.10%, 01/15/44	262	271,972
5.85%, 01/15/36	145	165,504
5.95%, 12/15/34	190	217,764
6.38%, 06/15/37(a)	110	132,018
Ascension Health
3.95%, 11/15/46	624	600,628
4.85%, 11/15/53	290	316,698
Series B, 3.11%, 11/15/39 (Call 05/15/39)	154	133,155
Banner Health
2.91%, 01/01/42 (Call 07/01/41)	50	39,999
2.91%, 01/01/51 (Call 07/01/50)	230	179,335
Series 2020, 3.18%, 01/01/50 (Call 07/01/49)(a)	239	196,421
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41(a)	181	174,282
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50 (Call 02/15/50)	295	251,115
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50 (Call 05/15/50)	301	275,785
Baylor Scott & White Holdings
3.97%, 11/15/46 (Call 05/15/46)	145	136,163
4.19%, 11/15/45 (Call 05/15/45)	278	268,464
Series 2021, 2.84%, 11/15/50 (Call 11/15/49)	668	506,292
Beth Israel Lahey Health Inc., 3.08%, 07/01/51 (Call 01/01/51)	200	154,661
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	234	202,907
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	166	131,614
Catholic Health Services of Long Island Obligated Group,Series 2020, 3.37%, 07/01/50 (Call 01/01/50)	240	187,391
Children’s Health System of Texas, 2.51%, 08/15/50 (Call 02/15/50)	340	237,603
Children’s Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	257	253,747
Series 2020, 2.59%, 02/01/50 (Call 08/01/49)	140	101,353
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	21	20,700

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	$310	$226,402
Children’s Hospital/DC, Series 2020, 2.93%, 07/15/50 (Call 01/15/50)	209	151,897
City of Hope
Series 2013, 5.62%, 11/15/43	245	270,167
Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	184	178,748
CommonSpirit Health
3.82%, 10/01/49 (Call 04/01/49)(a)	418	361,783
3.91%, 10/01/50 (Call 04/01/50)	362	315,597
4.19%, 10/01/49 (Call 04/01/49)	487	436,352
4.35%, 11/01/42	244	227,187
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50 (Call 11/01/49)	203	157,535
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49 (Call 05/01/49)	294	246,567
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48 (Call 02/01/48)	194	186,243
Dignity Health
4.50%, 11/01/42	201	193,023
5.27%, 11/01/64	240	244,999
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	333	312,101
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	205	184,468
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	219	217,372
4.50%, 07/01/57 (Call 01/01/57)	200	198,964
Series 2020, 2.68%, 09/01/41 (Call 03/01/41)	105	82,536
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	334	257,480
Hartford HealthCare Corp., 3.45%, 07/01/54(a)	254	216,666
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	951	705,278
4.38%, 03/15/42 (Call 09/15/41)(b)	265	230,338
4.63%, 03/15/52 (Call 09/15/51)(b)	630	549,898
5.13%, 06/15/39 (Call 12/15/38)	763	734,706
5.25%, 06/15/49 (Call 12/15/48)	1,240	1,181,862
5.50%, 06/15/47 (Call 12/15/46)	995	976,524
Health Care Service Corp. A Mutual Legal Reserve Co., 3.20%, 06/01/50 (Call 12/01/49)(b)	455	359,528
Humana Inc.
3.95%, 08/15/49 (Call 02/15/49)	224	197,587
4.63%, 12/01/42 (Call 06/01/42)	227	222,833
4.80%, 03/15/47 (Call 09/15/46)	303	307,508
4.95%, 10/01/44 (Call 04/01/44)	350	356,340
8.15%, 06/15/38(a)	244	323,731
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48 (Call 05/01/48)	294	274,090
Series 2021, 2.85%, 11/01/51 (Call 05/01/51)	80	60,660
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	300	275,152
Iowa Health System, Series 2020, 3.67%, 02/15/50 (Call 08/15/49)	199	181,413
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	381	355,877
Kaiser Foundation Hospitals
4.15%, 05/01/47 (Call 11/01/46)	889	860,598
4.88%, 04/01/42	619	662,801
Series 2019, 3.27%, 11/01/49 (Call 05/01/49)	632	522,177
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	205	162,225

Security	Par (000)	Value

Health Care - Services (continued)
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	$850	$658,982
Laboratory Corp. of America Holdings, 4.70%, 02/01/45 (Call 08/01/44)	513	490,717
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)(a)	142	130,438
Series 2020, 3.19%, 07/01/49 (Call 01/01/49)	39	31,830
Series 2020, 3.34%, 07/01/60 (Call 01/01/60)	594	470,020
Mayo Clinic
3.77%, 11/15/43	15	13,881
Series 2013, 4.00%, 11/15/47(a)	100	94,865
Series 2016, 4.13%, 11/15/52(a)	370	360,214
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	341	271,755
McLaren Health Care Corp., Series A, 4.39%, 05/15/48 (Call 11/15/47)	256	257,845
MedStar Health Inc., Series 20A, 3.63%, 08/15/49(a)	195	173,677
Memorial Health Services, 3.45%, 11/01/49 (Call 05/01/49)	47	40,353
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	230	224,042
5.00%, 07/01/42	411	444,213
Series 2015, 4.20%, 07/01/55	375	365,413
Series 2020, 2.96%, 01/01/50 (Call 07/01/49)	50	39,475
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	230	169,741
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	150	117,292
Montefiore Obligated Group
4.29%, 09/01/50	260	200,728
Series 18-C, 5.25%, 11/01/48	243	225,008
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52	85	74,789
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	70	63,699
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)(a)	344	299,202
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	280	229,234
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	141	106,839
New York and Presbyterian Hospital (The)
2.26%, 08/01/40 (Call 02/01/40)	185	139,496
2.61%, 08/01/60 (Call 02/01/60)	260	177,238
3.56%, 08/01/36	175	162,007
4.02%, 08/01/45(a)	355	335,853
4.06%, 08/01/56	198	189,278
4.76%, 08/01/2116	180	177,651
Series 2019, 3.95%, (Call 02/01/2119)	215	177,255
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	227	195,362
3.98%, 11/01/46 (Call 11/01/45)	245	219,493
4.26%, 11/01/47 (Call 11/01/46)(a)	459	413,492
6.15%, 11/01/43(a)	190	225,661
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)	125	92,641
Novant Health Inc.
2.64%, 11/01/36 (Call 08/01/36)	160	131,114
3.17%, 11/01/51 (Call 05/01/51)	402	323,591
3.32%, 11/01/61 (Call 05/01/61)	331	264,844
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)(a)	214	157,940
Ochsner Clinic Foundation, 5.90%, 05/15/45 (Call 11/15/44)	170	198,239

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
OhioHealth Corp.
2.83%, 11/15/41 (Call 05/15/41)	$190	$150,035
Series 2020, 3.04%, 11/15/50 (Call 05/15/50)(a)	255	205,853
Orlando Health Obligated Group
3.33%, 10/01/50 (Call 04/01/50)(a)	170	136,588
4.09%, 10/01/48 (Call 04/01/48)	195	186,178
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	200	215,695
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	265	216,195
Piedmont Healthcare Inc.
2.86%, 01/01/52 (Call 07/01/51)	299	219,873
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	145	111,265
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	390	278,180
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	330	301,568
Series I, 3.74%, 10/01/47(a)	120	106,729
Quest Diagnostics Inc., 4.70%, 03/30/45 (Call 09/30/44)	108	104,667
Rady Children’s Hospital-San Diego/CA, Series 21A, 3.15%, 08/15/51 (Call 08/15/50)	195	157,085
Roche Holdings Inc.
2.61%, 12/13/51 (Call 06/13/51)(b)	1,075	809,042
4.00%, 11/28/44 (Call 05/28/44)(b)	586	554,766
7.00%, 03/01/39(a)(b)	275	369,325
RWJ Barnabas Health Inc.
3.48%, 07/01/49 (Call 01/01/49)	34	28,886
3.95%, 07/01/46 (Call 07/01/45)	220	207,527
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)(a)	280	202,140
Sentara Healthcare, 2.93%, 11/01/51 (Call 05/01/51)	125	94,818
Sharp HealthCare, Series 20B, 2.68%, 08/01/50 (Call 08/01/49)(a)	85	61,856
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45 (Call 01/15/45)	205	213,206
Stanford Health Care
3.03%, 08/15/51 (Call 02/15/51)	320	256,104
Series 2018, 3.80%, 11/15/48 (Call 05/15/48)	188	174,064
Summa Health, 3.51%, 11/15/51 (Call 05/15/51)	195	167,429
Sutter Health
Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	213	191,759
Series 20A, 3.16%, 08/15/40 (Call 02/15/40)	145	117,757
Series 20A, 3.36%, 08/15/50 (Call 02/15/50)(a)	361	283,883
Texas Health Resources
2.33%, 11/15/50 (Call 05/15/50)	25	16,764
4.33%, 11/15/55	260	265,222
Toledo Hospital (The)
4.98%, 11/15/45 (Call 05/15/45)	210	181,264
5.75%, 11/15/38 (Call 11/15/28)	260	275,189
6.02%, 11/15/48(a)	125	131,367
Trinity Health Corp.
4.13%, 12/01/45	135	130,159
Series 2019, 3.43%, 12/01/48(a)	220	188,132
Series 2021, 2.63%, 12/01/40 (Call 06/01/40)	276	214,768
UnitedHealth Group Inc.
2.75%, 05/15/40 (Call 11/15/39)	615	493,932
2.90%, 05/15/50 (Call 11/15/49)	726	561,725
3.05%, 05/15/41 (Call 11/15/40)	837	697,367
3.13%, 05/15/60 (Call 11/15/59)	485	372,179
3.25%, 05/15/51 (Call 11/15/50)	957	790,499
3.50%, 08/15/39 (Call 02/15/39)	683	614,997
3.70%, 08/15/49 (Call 02/15/49)	725	646,738

Security	Par (000)	Value

Health Care - Services (continued)
3.75%, 10/15/47 (Call 04/15/47)	$545	$488,203
3.88%, 08/15/59 (Call 02/15/59)	736	658,099
3.95%, 10/15/42 (Call 04/15/42)	407	381,053
4.20%, 01/15/47 (Call 07/15/46)	445	429,990
4.25%, 03/15/43 (Call 09/15/42)	427	415,502
4.25%, 04/15/47 (Call 10/15/46)	446	432,891
4.25%, 06/15/48 (Call 12/15/47)	768	744,866
4.38%, 03/15/42 (Call 09/15/41)	390	383,953
4.45%, 12/15/48 (Call 06/15/48)	555	554,899
4.63%, 07/15/35	172	176,163
4.63%, 11/15/41 (Call 05/15/41)	444	455,103
4.75%, 07/15/45(a)	1,060	1,106,421
5.70%, 10/15/40 (Call 04/15/40)	209	237,973
5.80%, 03/15/36(a)	438	501,350
5.95%, 02/15/41 (Call 08/15/40)	302	353,422
6.50%, 06/15/37	376	458,999
6.63%, 11/15/37	461	569,774
6.88%, 02/15/38	260	331,616
WakeMed, 3.29%, 10/01/52 (Call 04/01/52)	50	40,173
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50 (Call 12/01/49)(a)	240	184,604
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48 (Call 03/01/48)	195	197,656
Series 2021, 3.07%, 03/01/51 (Call 09/01/50)	318	244,344
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	200	143,237

		58,144,400

Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44 (Call 09/25/43)(b)	50	52,250
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49 (Call 03/06/49)(b)	780	667,136
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/33(b)	425	551,136
JAB Holdings BV, 3.75%, 05/28/51 (Call 11/28/50)(b)	484	368,902
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70 (Call 01/16/70)(b)	530	395,742

		2,035,166

Home Builders — 0.1%
MDC Holdings Inc.
3.97%, 08/06/61 (Call 02/06/61)	225	148,984
6.00%, 01/15/43 (Call 10/15/42)	291	273,324
PulteGroup Inc.
6.00%, 02/15/35	185	193,589
6.38%, 05/15/33	258	278,831
7.88%, 06/15/32	392	473,480

		1,368,208

Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51 (Call 05/15/51)	348	274,832
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	231	210,812
4.60%, 05/15/50 (Call 11/15/49)(a)	301	277,667
5.15%, 03/01/43	191	187,998

		951,309

Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	239	221,500
Kimberly-Clark Corp.
2.88%, 02/07/50 (Call 08/07/49)(a)	186	147,396
3.20%, 07/30/46 (Call 01/30/46)	180	152,253

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
3.70%, 06/01/43	$140	$122,265
3.90%, 05/04/47 (Call 11/04/46)(a)	195	183,177
5.30%, 03/01/41	220	242,723
6.63%, 08/01/37	540	679,700
SC Johnson & Son Inc.
4.00%, 05/15/43 (Call 02/15/43)(a)(b)	305	280,118
4.35%, 09/30/44 (Call 03/30/44)(b)	75	73,502
4.75%, 10/15/46 (Call 04/16/46)(a)(b)	735	772,334
4.80%, 09/01/40(a)(b)	200	202,538

		3,077,506

Insurance — 5.3%
Aflac Inc.
4.00%, 10/15/46 (Call 04/15/46)	191	176,754
4.75%, 01/15/49 (Call 07/15/48)	183	188,962
6.45%, 08/15/40	301	353,186
AIA Group Ltd.
3.20%, 09/16/40 (Call 03/16/40)(b)	1,020	842,897
4.50%, 03/16/46 (Call 09/16/45)(b)	365	355,528
4.88%, 03/11/44(a)(b)	197	202,175
Alleghany Corp.
3.25%, 08/15/51 (Call 02/15/51)	210	165,033
4.90%, 09/15/44 (Call 03/15/44)	64	65,340
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	287	257,923
4.20%, 12/15/46 (Call 06/15/46)(a)	393	374,940
4.50%, 06/15/43	292	286,262
5.35%, 06/01/33	148	161,040
5.55%, 05/09/35	357	399,628
5.95%, 04/01/36	325	369,838
6.50%, 05/15/57 (Call 05/15/37), (3 mo. LIBOR US + 2.12%)(d)	345	396,533
American Financial Group Inc./OH, 4.50%, 06/15/47 (Call 12/15/46)(a)	400	367,239
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	665	642,460
4.75%, 04/01/48 (Call 10/01/47)	649	665,204
4.80%, 07/10/45 (Call 01/10/45)	540	538,793
6.25%, 05/01/36	415	483,880
AmFam Holdings Inc., 3.83%, 03/11/51 (Call 09/11/50)(a)(b)	307	255,579
Aon Corp., 6.25%, 09/30/40	195	225,522
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51 (Call 02/23/51)(a)	359	261,875
3.90%, 02/28/52 (Call 08/28/51)	330	284,527
Aon PLC
4.25%, 12/12/42	185	165,447
4.45%, 05/24/43 (Call 02/24/43)	190	178,339
4.60%, 06/14/44 (Call 03/14/44)	319	303,765
4.75%, 05/15/45 (Call 11/15/44)	314	307,863
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	280	280,004
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	518	433,949
7.35%, 05/01/34	300	366,202
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	240	244,257
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	215	159,776
3.50%, 05/20/51 (Call 11/20/50)	497	401,925
Assurant Inc., 6.75%, 02/15/34	283	320,151

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51 (Call 03/15/51)	$230	$183,546
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	315	231,875
3.95%, 05/25/51 (Call 11/25/50)	306	247,976
AXA SA, 6.38%, (Call 12/14/36), (3 mo. LIBOR US + 2.256%)(a)(b)(d)(e)	100	123,934
AXIS Specialty Finance PLC, 5.15%, 04/01/45	188	187,958
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51 (Call 07/15/50)	561	393,670
2.85%, 10/15/50 (Call 04/15/50)	1,121	850,222
3.85%, 03/15/52 (Call 09/15/51)	650	578,249
4.20%, 08/15/48 (Call 02/15/48)	1,351	1,290,833
4.25%, 01/15/49 (Call 07/15/48)(a)	1,155	1,117,708
4.30%, 05/15/43	486	474,050
4.40%, 05/15/42	542	524,588
5.75%, 01/15/40(a)	644	737,718
Berkshire Hathaway Inc., 4.50%, 02/11/43	701	699,922
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	185	136,512
4.70%, 06/22/47 (Call 12/22/46)	596	512,522
Brown & Brown Inc., 4.95%, 03/17/52 (Call 09/17/51)	390	374,255
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39(a)	137	111,501
Chubb Corp. (The), 6.00%, 05/11/37	210	244,601
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	500	381,067
3.05%, 12/15/61 (Call 06/15/61)	670	500,769
4.15%, 03/13/43(a)	250	239,678
4.35%, 11/03/45 (Call 05/03/45)	860	844,471
Cincinnati Financial Corp., 6.13%, 11/01/34(a)	345	398,458
Corebridge Financial Inc.
4.35%, 04/05/42(b)	600	542,592
4.40%, 04/05/52(b)	400	356,707
Empower Finance 2020 LP, 3.08%, 09/17/51 (Call 03/17/51)(b)	387	296,183
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	810	786,190
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)(a)	600	443,792
3.50%, 10/15/50 (Call 04/15/50)	415	334,377
4.87%, 06/01/44	335	335,121
Farmers Exchange Capital II, 6.15%, 11/01/53 (Call 11/01/33), (3 mo. LIBOR US + 3.744%)(a)(b)(d)	135	148,300
Farmers Exchange Capital III, 5.45%, 10/15/54 (Call 10/15/34), (3 mo. LIBOR US + 3.454%)(b)(d)	160	168,375
Farmers Insurance Exchange, 4.75%, 11/01/57 (Call 11/01/37), (3 mo. LIBOR US + 1.3.744%)(b)(d)	195	190,954
Fidelity National Financial Inc., 3.20%, 09/17/51 (Call 03/17/51)	275	193,175
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48 (Call 11/17/47)(a)(b)	276	274,051
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47 (Call 12/03/46)(b)	358	333,836
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70 (Call 07/22/69)(b)	189	149,810
4.85%, 01/24/77(b)	310	304,116
4.88%, 06/19/64(b)	261	261,418
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	235	173,608
3.60%, 08/19/49 (Call 02/19/49)	347	293,280
4.30%, 04/15/43	194	179,424

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.40%, 03/15/48 (Call 09/15/47)	$204	$194,325
5.95%, 10/15/36	315	352,577
6.10%, 10/01/41	290	332,410
6.63%, 03/30/40	260	313,968
Hill City Funding Trust, 4.05%, 08/15/41 (Call 02/15/41)(b)	200	156,312
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)(b)	370	289,491
Liberty Mutual Group Inc.
3.95%, 10/15/50 (Call 04/15/50)(b)	726	611,849
3.95%, 05/15/60 (Call 11/15/59)(b)	344	278,613
6.50%, 03/15/35(b)	225	262,357
6.50%, 05/01/42(a)(b)	145	174,032
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a)(b)	255	324,396
Lincoln National Corp.
4.35%, 03/01/48 (Call 09/01/47)	196	177,086
4.38%, 06/15/50 (Call 12/15/49)	171	158,970
6.30%, 10/09/37	266	303,095
7.00%, 06/15/40	333	411,218
Loews Corp.
4.13%, 05/15/43 (Call 11/15/42)	260	236,450
6.00%, 02/01/35	311	349,962
Manulife Financial Corp., 5.38%, 03/04/46	410	465,211
Maple Grove Funding Trust I, 4.16%, 08/15/51 (Call 02/15/51)(b)	350	288,628
Markel Corp.
3.45%, 05/07/52 (Call 11/07/51)(a)	330	261,619
4.15%, 09/17/50 (Call 03/17/50)	220	197,469
4.30%, 11/01/47 (Call 05/01/47)	290	266,576
5.00%, 03/30/43	185	182,262
5.00%, 04/05/46	240	239,999
5.00%, 05/20/49 (Call 11/20/48)	363	369,520
Marsh & McLennan Companies Inc.
2.90%, 12/15/51 (Call 06/15/51)	200	148,798
4.20%, 03/01/48 (Call 09/01/47)	315	299,784
4.35%, 01/30/47 (Call 07/30/46)	291	280,778
4.75%, 03/15/39 (Call 09/15/38)	395	398,911
4.90%, 03/15/49 (Call 09/15/48)	646	673,241
5.88%, 08/01/33	380	425,544
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(a)(b)	280	204,699
3.38%, 04/15/50(a)(b)	194	155,497
3.73%, 10/15/70(a)(b)	471	366,141
4.50%, 04/15/65(b)	175	158,101
4.90%, 04/01/77(b)	254	244,872
5.08%, 02/15/69 (Call 02/15/49), (3 mo. LIBOR US + 3.191%)(b)(d)	470	468,280
5.38%, 12/01/41(a)(b)	346	368,075
MetLife Capital Trust IV, 7.88%, 12/15/37 (Call 12/15/32)(b)	380	431,300
MetLife Inc.
4.05%, 03/01/45	503	465,765
4.13%, 08/13/42	323	300,739
4.60%, 05/13/46 (Call 11/13/45)(a)	387	396,712
4.72%, 12/15/44	247	249,833
4.88%, 11/13/43	512	524,914
5.70%, 06/15/35	534	597,771
5.88%, 02/06/41	530	609,510
6.38%, 06/15/34	562	659,339
6.40%, 12/15/36 (Call 12/15/31)	998	1,035,136
6.50%, 12/15/32	495	588,169

Security	Par (000)	Value

Insurance (continued)
9.25%, 04/08/38 (Call 04/08/33)(b)	$125	$154,453
10.75%, 08/01/39 (Call 08/01/34)	381	532,448
Mutual of Omaha Insurance Co., 6.80%, 06/15/36(b)	65	73,508
National Life Insurance Co., 5.25%, 07/19/68 (Call 07/19/48), (3 mo. LIBOR US + 3.314%)(a)(b)(d)	50	48,079
Nationwide Financial Services Inc.
3.90%, 11/30/49 (Call 05/30/49)(b)	574	511,751
5.30%, 11/18/44(b)	244	246,393
6.75%, 05/15/37	25	26,844
Nationwide Mutual Insurance Co.
4.35%, 04/30/50 (Call 10/30/49)(b)	799	708,310
4.95%, 04/22/44(b)	197	192,058
7.88%, 04/01/33(b)	150	180,573
9.38%, 08/15/39(b)	526	752,886
New York Life Insurance Co.
3.75%, 05/15/50 (Call 11/15/49)(b)	468	407,864
4.45%, 05/15/69 (Call 11/15/68)(b)	625	567,481
5.88%, 05/15/33(b)	600	671,008
6.75%, 11/15/39(b)	700	869,400
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51 (Call 09/30/50)(b)	425	347,638
3.63%, 09/30/59 (Call 03/30/59)(b)	795	640,104
3.85%, 09/30/47 (Call 03/30/47)(b)	560	493,026
6.06%, 03/30/40(a)(b)	787	895,793
Ohio National Life Insurance Co. (The), 6.88%, 06/15/42(a)(b)	190	204,923
Old Republic International Corp., 3.85%, 06/11/51 (Call 12/11/50)	410	334,316
OneAmerica Financial Partners Inc., 4.25%, 10/15/50 (Call 04/15/50)(b)	85	75,129
Pacific Life Insurance Co.
4.30%, 10/24/67 (Call 10/24/47), (3 mo. LIBOR US + 2.796%)(b)(d)	465	405,903
9.25%, 06/15/39(b)	185	267,138
Pacific LifeCorp.
3.35%, 09/15/50 (Call 03/15/50)(a)(b)	485	390,492
5.13%, 01/30/43(b)	120	124,023
6.60%, 09/15/33(a)(b)	475	569,867
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(b)	330	258,368
Principal Financial Group Inc.
4.30%, 11/15/46 (Call 05/15/46)(a)	170	166,168
4.35%, 05/15/43	193	181,575
4.63%, 09/15/42	177	173,534
6.05%, 10/15/36	346	401,567
Progressive Corp. (The)
3.70%, 01/26/45	275	238,208
3.70%, 03/15/52 (Call 09/15/51)	375	328,588
3.95%, 03/26/50 (Call 09/26/49)(a)	243	223,507
4.13%, 04/15/47 (Call 10/15/46)	428	407,266
4.20%, 03/15/48 (Call 09/15/47)	341	329,110
4.35%, 04/25/44(a)	193	187,212
6.25%, 12/01/32	422	496,011
Prudential Financial Inc.
3.00%, 03/10/40 (Call 09/10/39)	210	173,533
3.70%, 03/13/51 (Call 09/13/50)	809	700,623
3.91%, 12/07/47 (Call 06/07/47)(a)	561	503,299
3.94%, 12/07/49 (Call 06/07/49)	594	530,235
4.35%, 02/25/50 (Call 08/25/49)(a)	559	545,077
4.42%, 03/27/48 (Call 09/27/47)	335	326,864
4.60%, 05/15/44(a)	338	334,160

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
5.70%, 12/14/36	$401	$450,326
5.75%, 07/15/33(a)	252	278,509
6.63%, 12/01/37	260	315,023
6.63%, 06/21/40(a)	159	189,949
Securian Financial Group Inc., 4.80%, 04/15/48(b)	210	202,153
Selective Insurance Group Inc., 5.38%, 03/01/49 (Call 09/01/48)	267	270,220
Sompo International Holdings Ltd., 7.00%, 07/15/34(a)	365	428,136
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	285	284,355
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50 (Call 11/15/49)(a)(b)	700	560,742
4.27%, 05/15/47 (Call 11/15/46)(b)	1,155	1,089,578
4.90%, 09/15/44(b)	862	869,842
6.85%, 12/16/39(b)	696	846,227
Transatlantic Holdings Inc., 8.00%, 11/30/39(a)	389	532,404
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	469	342,670
3.05%, 06/08/51 (Call 12/08/50)	315	253,067
3.75%, 05/15/46 (Call 11/15/45)	322	290,231
4.00%, 05/30/47 (Call 11/30/46)	329	307,103
4.05%, 03/07/48 (Call 09/07/47)	281	266,062
4.10%, 03/04/49 (Call 09/04/48)	281	266,108
4.30%, 08/25/45 (Call 02/25/45)	215	210,108
4.60%, 08/01/43	304	309,382
5.35%, 11/01/40	405	448,521
6.25%, 06/15/37	492	589,575
6.75%, 06/20/36	267	329,783
Travelers Property Casualty Corp., 6.38%, 03/15/33	365	436,199
Trinity Acquisition PLC, 6.13%, 08/15/43	99	105,938
Unum Group
4.13%, 06/15/51 (Call 12/15/50)	125	98,015
4.50%, 12/15/49 (Call 06/15/49)(a)	295	247,398
5.75%, 08/15/42	405	404,018
Voya Financial Inc.
4.80%, 06/15/46	293	297,003
5.70%, 07/15/43	165	179,102
W R Berkley Corp.
3.15%, 09/30/61 (Call 03/30/61)	255	179,093
3.55%, 03/30/52 (Call 09/30/51)	293	237,246
4.00%, 05/12/50 (Call 11/12/49)	282	248,089
4.75%, 08/01/44(a)	165	164,428
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61 (Call 10/28/60)(b)	270	218,648
5.15%, 01/15/49 (Call 07/15/48)(a)(b)	235	246,703
Willis North America Inc.
3.88%, 09/15/49 (Call 03/15/49)(a)	346	287,634
5.05%, 09/15/48 (Call 03/15/48)(a)	263	262,513
WR Berkley Corp., 6.25%, 02/15/37	50	56,190
XLIT Ltd.
5.25%, 12/15/43	165	184,257
5.50%, 03/31/45(a)	256	278,002

		77,141,355

Internet — 1.7%
Alibaba Group Holding Ltd.
2.70%, 02/09/41 (Call 08/09/40)	663	469,346
3.15%, 02/09/51 (Call 08/09/50)	500	349,838
3.25%, 02/09/61 (Call 08/09/60)	700	473,906
4.00%, 12/06/37 (Call 06/06/37)(a)	522	451,660
4.20%, 12/06/47 (Call 06/06/47)	1,162	970,023
4.40%, 12/06/57 (Call 06/06/57)(a)	585	501,270

Security	Par (000)	Value

Internet (continued)
4.50%, 11/28/34 (Call 05/28/34)	$367	$346,785
Alphabet Inc.
1.90%, 08/15/40 (Call 02/15/40)	664	486,406
2.05%, 08/15/50 (Call 02/15/50)	1,278	879,389
2.25%, 08/15/60 (Call 02/15/60)	1,094	727,378
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	1,471	1,087,091
2.70%, 06/03/60 (Call 12/03/59)	1,133	805,442
2.88%, 05/12/41 (Call 11/12/40)	1,192	987,187
3.10%, 05/12/51 (Call 11/12/50)	1,831	1,507,305
3.25%, 05/12/61 (Call 11/12/60)	1,002	812,208
3.88%, 08/22/37 (Call 02/22/37)	1,463	1,424,199
3.95%, 04/13/52 (Call 10/13/51)	1,410	1,351,258
4.05%, 08/22/47 (Call 02/22/47)	1,909	1,859,747
4.10%, 04/13/62 (Call 10/13/61)	900	859,036
4.25%, 08/22/57 (Call 02/22/57)	1,220	1,212,969
4.80%, 12/05/34 (Call 06/05/34)	639	687,388
4.95%, 12/05/44 (Call 06/05/44)	851	924,976
eBay Inc.
3.65%, 05/10/51 (Call 11/10/50)	555	450,570
4.00%, 07/15/42 (Call 01/15/42)	386	342,874
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)(a)	208	166,906
Prosus NV
3.83%, 02/08/51 (Call 08/08/50)(b)	255	168,701
4.03%, 08/03/50 (Call 02/03/50)(b)	1,002	696,708
4.99%, 01/19/52 (Call 07/19/51)(b)	730	572,157
Tencent Holdings Ltd.
3.24%, 06/03/50 (Call 12/03/49)(b)	1,187	851,376
3.29%, 06/03/60 (Call 12/03/59)(a)(b)	418	285,474
3.68%, 04/22/41 (Call 10/22/40)(b)	452	368,394
3.84%, 04/22/51 (Call 10/22/50)(b)	915	735,269
3.93%, 01/19/38 (Call 07/19/37)(b)	360	310,745
3.94%, 04/22/61 (Call 10/22/60)(b)	650	507,611
4.53%, 04/11/49 (Call 10/11/48)(a)(b)	471	420,838

		25,052,430

Iron & Steel — 0.4%
ArcelorMittal SA
6.75%, 03/01/41	400	429,097
7.00%, 10/15/39	400	439,662
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	568	413,283
3.85%, 04/01/52 (Call 09/01/51)	150	131,176
4.40%, 05/01/48 (Call 11/01/47)	325	318,586
5.20%, 08/01/43 (Call 02/01/43)(a)	272	291,379
Reliance Steel & Aluminum Co., 6.85%, 11/15/36	175	204,092
Steel Dynamics Inc., 3.25%, 10/15/50 (Call 04/15/50)(a)	282	221,283
Vale Overseas Ltd.
6.88%, 11/21/36	1,295	1,426,313
6.88%, 11/10/39	915	1,005,311
8.25%, 01/17/34(a)	210	253,050
Vale SA, 5.63%, 09/11/42	166	161,229

		5,294,461

Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52 (Call 10/01/51)	200	168,397
Harley-Davidson Inc., 4.63%, 07/28/45 (Call 01/28/45)	139	121,147

		289,544

Lodging — 0.0%
Marriott International Inc./MD
4.50%, 10/01/34 (Call 04/01/34)	80	77,157

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	$467	$417,066
Series II, 2.75%, 10/15/33 (Call 07/15/33)(a)	312	256,344

		750,567

Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42(a)	390	377,542
Caterpillar Inc.
3.25%, 09/19/49 (Call 03/19/49)	483	415,223
3.25%, 04/09/50 (Call 10/09/49)	618	529,746
3.80%, 08/15/42(a)	823	784,332
4.30%, 05/15/44 (Call 11/15/43)	256	257,573
4.75%, 05/15/64 (Call 11/15/63)	265	281,032
5.20%, 05/27/41	642	710,685
5.30%, 09/15/35	177	195,013
6.05%, 08/15/36	314	369,050
Deere & Co.
2.88%, 09/07/49 (Call 03/07/49)	308	251,878
3.75%, 04/15/50 (Call 10/15/49)(a)	530	501,830
3.90%, 06/09/42 (Call 12/09/41)	645	625,921
Dover Corp.
5.38%, 10/15/35	350	366,788
5.38%, 03/01/41 (Call 12/01/40)	245	259,248
6.60%, 03/15/38	25	29,174
Otis Worldwide Corp.
3.11%, 02/15/40 (Call 08/15/39)	347	280,624
3.36%, 02/15/50 (Call 08/15/49)	460	359,529
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	345	238,118
4.20%, 03/01/49 (Call 09/01/48)(a)	449	431,187
6.25%, 12/01/37	25	28,454
Xylem Inc./NY, 4.38%, 11/01/46 (Call 05/01/46)	260	242,526

		7,535,473

Manufacturing — 1.1%
3M Co.
3.13%, 09/19/46 (Call 03/19/46)	354	289,380
3.25%, 08/26/49 (Call 02/26/49)(a)	569	478,621
3.63%, 10/15/47 (Call 04/15/47)	326	292,625
3.70%, 04/15/50 (Call 10/15/49)(a)	403	366,403
3.88%, 06/15/44	150	137,359
4.00%, 09/14/48 (Call 03/14/48)	689	661,299
5.70%, 03/15/37	65	75,123
Eaton Corp.
3.92%, 09/15/47 (Call 03/15/47)	150	134,145
4.00%, 11/02/32	422	418,055
4.15%, 11/02/42	620	591,315
GE Capital Funding LLC, 4.55%, 05/15/32 (Call 02/15/32)	277	277,571
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	4,469	4,367,863
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	720	699,822
4.50%, 03/11/44(a)	155	150,346
5.88%, 01/14/38(a)	80	88,196
6.15%, 08/07/37	200	227,242
6.88%, 01/10/39	125	153,048
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)(a)	624	591,597
4.88%, 09/15/41 (Call 03/15/41)	395	427,125
Parker-Hannifin Corp.
4.00%, 06/14/49 (Call 12/14/48)	414	368,521
4.10%, 03/01/47 (Call 09/01/46)	290	265,139

Security	Par (000)	Value

Manufacturing (continued)
4.20%, 11/21/34 (Call 05/21/34)	$287	$273,940
4.45%, 11/21/44 (Call 05/21/44)	182	171,049
6.25%, 05/15/38	365	411,901
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	700	568,717
3.30%, 09/15/46(b)	644	547,978
4.20%, 03/16/47(b)	870	859,314
4.40%, 05/27/45(b)	973	981,104
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)	205	188,857
5.75%, 06/15/43	298	328,186
Trane Technologies Luxembourg Finance SA
4.50%, 03/21/49 (Call 09/21/48)	198	190,836
4.65%, 11/01/44 (Call 05/01/44)	168	161,878

		15,744,555

Media — 4.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41 (Call 12/01/40)	1,072	783,360
3.50%, 03/01/42 (Call 09/01/41)	880	634,332
3.70%, 04/01/51 (Call 10/01/50)	1,309	923,246
3.85%, 04/01/61 (Call 10/01/60)	890	606,465
3.90%, 06/01/52 (Call 12/01/51)	1,408	1,015,870
3.95%, 06/30/62 (Call 12/30/61)	580	398,498
4.40%, 04/01/33 (Call 01/01/33)	100	91,157
4.40%, 12/01/61 (Call 06/01/61)	693	518,047
4.80%, 03/01/50 (Call 09/01/49)	1,677	1,373,911
5.13%, 07/01/49 (Call 01/01/49)	782	671,531
5.25%, 04/01/53 (Call 10/01/52)	945	824,104
5.38%, 04/01/38 (Call 10/01/37)	529	489,720
5.38%, 05/01/47 (Call 11/01/46)	1,560	1,395,551
5.50%, 04/01/63 (Call 10/01/62)	695	607,729
5.75%, 04/01/48 (Call 10/01/47)	1,486	1,395,207
6.38%, 10/23/35 (Call 04/23/35)	738	777,508
6.48%, 10/23/45 (Call 04/23/45)	2,005	2,020,845
6.83%, 10/23/55 (Call 04/23/55)	155	162,814
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)(a)	781	535,554
2.65%, 08/15/62 (Call 02/15/62)	643	424,951
2.80%, 01/15/51 (Call 07/15/50)(a)	991	730,611
2.89%, 11/01/51 (Call 05/01/51)(b)	2,747	2,025,583
2.94%, 11/01/56 (Call 05/01/56)(b)	3,363	2,405,634
2.99%, 11/01/63 (Call 05/01/63)(b)	2,112	1,490,580
3.20%, 07/15/36 (Call 01/15/36)	500	433,470
3.25%, 11/01/39 (Call 05/01/39)	775	656,567
3.40%, 07/15/46 (Call 01/15/46)	892	738,643
3.45%, 02/01/50 (Call 08/01/49)	1,050	865,352
3.75%, 04/01/40 (Call 10/01/39)	979	879,491
3.90%, 03/01/38 (Call 09/01/37)	830	769,839
3.97%, 11/01/47 (Call 05/01/47)	1,094	980,626
4.00%, 08/15/47 (Call 02/15/47)(a)	492	444,110
4.00%, 03/01/48 (Call 09/01/47)	592	533,935
4.00%, 11/01/49 (Call 05/01/49)	1,203	1,084,301
4.05%, 11/01/52 (Call 05/01/52)	443	402,068
4.20%, 08/15/34 (Call 02/15/34)(a)	486	475,796
4.25%, 01/15/33	904	902,081
4.40%, 08/15/35 (Call 02/15/35)	482	478,624
4.60%, 10/15/38 (Call 04/15/38)	568	566,398
4.60%, 08/15/45 (Call 02/15/45)	480	474,644
4.65%, 07/15/42	521	515,048

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.70%, 10/15/48 (Call 04/15/48)	$1,105	$1,114,880
4.75%, 03/01/44	370	366,739
4.95%, 10/15/58 (Call 04/15/58)(a)	532	559,685
5.65%, 06/15/35	505	556,189
6.45%, 03/15/37	335	399,317
6.50%, 11/15/35(a)	517	620,739
6.55%, 07/01/39	50	61,799
6.95%, 08/15/37(a)	225	279,409
7.05%, 03/15/33	497	606,414
Cox Communications Inc.
2.95%, 10/01/50 (Call 04/01/50)(a)(b)	445	312,501
3.60%, 06/15/51 (Call 12/15/50)(a)(b)	402	317,262
4.50%, 06/30/43 (Call 12/30/42)(b)	456	413,484
4.60%, 08/15/47 (Call 02/15/47)(a)(b)	325	304,190
4.70%, 12/15/42(a)(b)	251	235,242
4.80%, 02/01/35 (Call 08/01/34)(b)	249	243,570
8.38%, 03/01/39(b)	50	67,660
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)	694	520,450
4.65%, 05/15/50 (Call 11/15/49)	762	655,433
4.88%, 04/01/43(a)	275	246,855
4.95%, 05/15/42(a)	111	100,499
5.00%, 09/20/37 (Call 03/20/37)	370	348,872
5.20%, 09/20/47 (Call 03/20/47)	660	606,213
5.30%, 05/15/49 (Call 11/15/48)	333	312,784
6.35%, 06/01/40	619	655,546
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)(a)	638	660,441
5.58%, 01/25/49 (Call 07/25/48)	882	913,921
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	397	375,667
5.25%, 05/24/49 (Call 11/24/48)	285	288,163
6.13%, 01/31/46 (Call 07/31/45)(a)	280	316,605
6.63%, 01/15/40	871	975,572
NBCUniversal Media LLC
4.45%, 01/15/43(a)	474	453,533
5.95%, 04/01/41	361	417,661
6.40%, 04/30/40(a)	90	108,382
Paramount Global
4.38%, 03/15/43	798	659,573
4.60%, 01/15/45 (Call 07/15/44)	235	196,225
4.85%, 07/01/42 (Call 01/01/42)(a)	347	307,597
4.90%, 08/15/44 (Call 02/15/44)	275	239,255
4.95%, 05/19/50 (Call 11/19/49)	668	604,894
5.25%, 04/01/44 (Call 10/01/43)	220	202,916
5.50%, 05/15/33	446	453,192
5.85%, 09/01/43 (Call 03/01/43)	681	688,197
5.90%, 10/15/40 (Call 04/15/40)	255	261,293
6.88%, 04/30/36	738	826,985
Sky Group Finance Ltd., 6.50%, 10/15/35(b)	305	365,723
Thomson Reuters Corp.
5.50%, 08/15/35	300	318,456
5.65%, 11/23/43 (Call 05/23/43)	175	186,939
5.85%, 04/15/40	480	534,766
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)(a)	368	304,230
5.50%, 09/01/41 (Call 03/01/41)	892	840,594
5.88%, 11/15/40 (Call 05/15/40)	745	728,792
6.55%, 05/01/37	909	951,875
6.75%, 06/15/39(a)	824	878,981

Security	Par (000)	Value

Media (continued)
7.30%, 07/01/38	$915	$1,026,265
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	710	860,476
TWDC Enterprises 18 Corp.
3.00%, 07/30/46(a)	390	312,948
3.70%, 12/01/42	467	414,201
4.13%, 06/01/44	622	583,439
4.38%, 08/16/41	325	314,349
Series E, 4.13%, 12/01/41	370	346,963
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	1,129	845,125
3.50%, 05/13/40 (Call 11/13/39)	1,070	942,334
3.60%, 01/13/51 (Call 07/13/50)(a)	1,545	1,333,604
3.80%, 05/13/60 (Call 11/13/59)	543	472,696
4.63%, 03/23/40 (Call 09/23/39)	535	541,413
4.70%, 03/23/50 (Call 09/23/49)(a)	990	1,008,750
4.75%, 09/15/44 (Call 03/15/44)(a)	344	346,180
4.75%, 11/15/46 (Call 05/15/46)	339	347,515
4.95%, 10/15/45 (Call 04/15/45)	367	378,712
5.40%, 10/01/43	445	485,653
6.15%, 03/01/37	195	226,324
6.15%, 02/15/41	225	266,745
6.20%, 12/15/34	271	317,348
6.40%, 12/15/35	289	347,133
6.55%, 03/15/33	176	207,146
6.65%, 11/15/37	791	971,046
7.75%, 12/01/45	25	35,560

		70,401,886

Metal Fabricate & Hardware — 0.1%
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	210	184,246
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	321	294,549
4.20%, 06/15/35 (Call 12/15/34)	96	95,077
4.38%, 06/15/45 (Call 12/15/44)	231	225,356
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	320	311,445
5.25%, 10/01/54 (Call 04/01/54)	188	190,696

		1,301,369

Mining — 1.8%
Anglo American Capital PLC
3.95%, 09/10/50 (Call 03/10/50)(a)(b)	444	361,702
4.75%, 03/16/52 (Call 09/16/51)(b)	200	182,698
Barrick Gold Corp.
5.25%, 04/01/42(a)	322	336,282
6.45%, 10/15/35	220	253,871
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	595	667,098
Barrick North America Finance LLC
5.70%, 05/30/41	525	575,105
5.75%, 05/01/43	375	413,211
7.50%, 09/15/38	75	93,046
Barrick PD Australia Finance Pty Ltd., 5.95%, 10/15/39	518	579,745
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	636	610,927
5.00%, 09/30/43(a)	1,378	1,488,824
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51 (Call 07/15/50)(b)	345	252,982
3.70%, 01/30/50 (Call 07/30/49)(b)	1,530	1,215,202
4.25%, 07/17/42(b)	510	445,755
4.38%, 02/05/49 (Call 08/05/48)(b)	738	656,318
4.50%, 08/01/47 (Call 02/01/47)(b)	697	630,046

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
4.88%, 11/04/44(b)	$630	$594,222
5.63%, 09/21/35(b)	125	131,633
5.63%, 10/18/43(b)	545	567,618
6.15%, 10/24/36(a)(b)	205	222,185
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)	317	324,519
5.45%, 03/15/43 (Call 09/15/42)	1,099	1,098,516
Fresnillo PLC, 4.25%, 10/02/50 (Call 04/02/50)(b)	405	333,619
Glencore Canada Corp., 6.20%, 06/15/35	275	294,275
Glencore Finance Canada Ltd.
5.55%, 10/25/42(a)(b)	200	198,651
6.00%, 11/15/41(a)(b)	313	325,692
6.90%, 11/15/37(b)	410	470,454
Glencore Funding LLC
3.38%, 09/23/51 (Call 03/23/51)(b)	190	140,505
3.88%, 04/27/51 (Call 10/27/50)(b)	160	131,257
Indonesia Asahan Aluminium Persero PT
5.80%, 05/15/50 (Call 11/15/49)(a)(b)	370	335,775
6.76%, 11/15/48(a)(b)	339	354,255
Industrias Penoles SAB de CV
4.75%, 08/06/50 (Call 02/06/50)(a)(b)	238	200,515
5.65%, 09/12/49 (Call 03/12/49)(b)	305	293,108
Kinross Gold Corp., 6.88%, 09/01/41 (Call 03/01/41)(a)	197	206,586
Minera Mexico SA de CV, 4.50%, 01/26/50 (Call 07/26/49)(b)	585	507,488
Newcrest Finance Pty Ltd.
4.20%, 05/13/50 (Call 11/13/49)(a)(b)	193	168,039
5.75%, 11/15/41(b)	415	431,383
Newmont Corp.
4.88%, 03/15/42 (Call 09/15/41)	523	536,440
5.45%, 06/09/44 (Call 12/09/43)	245	266,109
5.88%, 04/01/35	444	490,343
6.25%, 10/01/39	534	618,267
Rio Tinto Alcan Inc.
5.75%, 06/01/35(a)	306	353,092
6.13%, 12/15/33	566	666,491
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	720	547,958
5.20%, 11/02/40	718	781,357
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	464	446,221
4.75%, 03/22/42 (Call 09/22/41)(a)	63	65,704
Southern Copper Corp.
5.25%, 11/08/42	530	542,694
5.88%, 04/23/45	745	819,925
6.75%, 04/16/40	644	754,768
7.50%, 07/27/35	802	968,824
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	245	237,551
5.40%, 02/01/43 (Call 08/01/42)	185	183,701
6.00%, 08/15/40 (Call 02/15/40)	415	442,078
6.13%, 10/01/35(a)	125	138,225
6.25%, 07/15/41 (Call 01/15/41)	492	533,499

		25,486,354

Oil & Gas — 5.9%
BG Energy Capital PLC, 5.13%, 10/15/41(b)	665	703,993
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	871	628,491
2.94%, 06/04/51 (Call 12/04/50)(a)	1,187	879,078
3.00%, 02/24/50 (Call 08/24/49)	1,101	831,250

Security	Par (000)	Value

Oil & Gas (continued)
3.00%, 03/17/52 (Call 09/17/51)	$729	$545,878
3.06%, 06/17/41 (Call 12/17/40)	875	712,786
3.07%, 03/30/50 (Call 09/30/49)	410	370,927
3.38%, 02/08/61 (Call 08/08/60)	1,170	908,171
Canadian Natural Resources Ltd.
4.95%, 06/01/47 (Call 12/01/46)(a)	190	189,743
5.85%, 02/01/35	301	310,465
6.25%, 03/15/38(a)	656	722,161
6.45%, 06/30/33	252	278,950
6.50%, 02/15/37	377	414,312
6.75%, 02/01/39	282	321,325
Cenovus Energy Inc.
3.75%, 02/15/52 (Call 08/15/51)	210	167,459
5.25%, 06/15/37 (Call 12/15/36)	187	186,754
5.40%, 06/15/47 (Call 12/15/46)(a)	446	452,270
6.75%, 11/15/39	1,037	1,176,686
6.80%, 09/15/37	338	383,225
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	120	103,012
3.08%, 05/11/50 (Call 11/11/49)	680	565,217
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	623	442,026
5.25%, 11/15/43 (Call 05/15/43)	185	203,021
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	246,820
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49 (Call 03/30/49)	470	344,844
4.25%, 05/09/43	220	196,521
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	405	391,909
CNOOC Finance 2015 Australia Pty Ltd., 4.20%, 05/05/45(a)	365	319,977
CNOOC Petroleum North America ULC
5.88%, 03/10/35(a)	562	587,121
6.40%, 05/15/37	645	708,122
7.50%, 07/30/39	410	507,359
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(b)	355	394,583
ConocoPhillips
5.90%, 10/15/32	490	560,755
6.50%, 02/01/39	100	123,531
ConocoPhillips Co.
3.80%, 03/15/52 (Call 09/15/51)	290	260,821
4.03%, 03/15/62 (Call 09/15/61)(b)	2,129	1,901,686
4.30%, 11/15/44 (Call 05/15/44)	328	319,021
5.95%, 03/15/46 (Call 09/15/45)	50	60,073
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	465	405,666
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	154	146,482
5.00%, 06/15/45 (Call 12/15/44)(a)	191	185,934
5.60%, 07/15/41 (Call 01/15/41)(a)	1,256	1,306,169
Diamondback Energy Inc.
4.25%, 03/15/52 (Call 09/15/51)	50	43,760
4.40%, 03/24/51 (Call 09/24/50)	612	549,485
Empresa Nacional del Petroleo, 4.50%, 09/14/47 (Call 03/14/47)(b)	431	325,409
Eni SpA, 5.70%, 10/01/40(b)	290	301,733
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	193	183,170
4.95%, 04/15/50 (Call 10/15/49)(a)	423	459,746
5.10%, 01/15/36 (Call 07/15/35)(a)	70	71,104

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Equinor ASA
3.25%, 11/18/49 (Call 05/18/49)	$646	$536,567
3.63%, 04/06/40 (Call 10/06/39)	378	345,549
3.70%, 04/06/50 (Call 10/06/49)	709	638,346
3.95%, 05/15/43	479	449,956
4.25%, 11/23/41	420	411,506
4.80%, 11/08/43	436	455,424
5.10%, 08/17/40	448	484,113
Exxon Mobil Corp.
3.00%, 08/16/39 (Call 02/16/39)	483	406,711
3.10%, 08/16/49 (Call 02/16/49)(a)	853	688,323
3.45%, 04/15/51 (Call 10/15/50)(a)	1,555	1,334,265
3.57%, 03/06/45 (Call 09/06/44)	583	511,656
4.11%, 03/01/46 (Call 09/01/45)	1,464	1,394,089
4.23%, 03/19/40 (Call 09/19/39)	1,203	1,177,271
4.33%, 03/19/50 (Call 09/19/49)	1,574	1,550,170
Hess Corp.
5.60%, 02/15/41(a)	783	797,430
5.80%, 04/01/47 (Call 10/01/46)(a)	243	256,471
6.00%, 01/15/40	475	503,863
7.13%, 03/15/33	405	468,704
KazMunayGas National Co. JSC
3.50%, 04/14/33 (Call 10/14/32)(b)	80	66,200
6.38%, 10/24/48(b)	1,340	1,279,045
Marathon Oil Corp.
5.20%, 06/01/45 (Call 12/01/44)(a)	188	183,292
6.60%, 10/01/37	552	618,139
Marathon Petroleum Corp.
4.50%, 04/01/48 (Call 10/01/47)	290	255,068
4.75%, 09/15/44 (Call 03/15/44)	276	253,713
5.00%, 09/15/54 (Call 03/15/54)	193	175,902
5.85%, 12/15/45 (Call 06/15/45)	109	109,603
6.50%, 03/01/41 (Call 09/01/40)	918	1,034,436
Motiva Enterprises LLC, 6.85%, 01/15/40(a)(b)	645	654,393
Ovintiv Inc.
6.50%, 08/15/34	515	567,112
6.50%, 02/01/38	365	400,300
6.63%, 08/15/37	330	365,406
Pertamina Persero PT
4.15%, 02/25/60 (Call 08/25/59)(a)(b)	485	383,361
4.18%, 01/21/50 (Call 07/21/49)(a)(b)	555	460,355
4.70%, 07/30/49(a)(b)	466	416,254
5.63%, 05/20/43(b)	805	780,462
6.00%, 05/03/42(a)(b)	744	755,480
6.45%, 05/30/44(b)	843	899,339
6.50%, 05/27/41(b)	315	336,111
6.50%, 11/07/48(b)	354	382,214
Petronas Capital Ltd.
3.40%, 04/28/61 (Call 10/28/60)(b)	470	370,538
4.50%, 03/18/45(b)	1,062	1,067,764
4.55%, 04/21/50 (Call 10/21/49)(b)	1,564	1,585,822
4.80%, 04/21/60 (Call 10/21/59)(a)(b)	845	881,494
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	620	476,634
4.65%, 11/15/34 (Call 05/15/34)	323	322,608
4.88%, 11/15/44 (Call 05/15/44)	990	990,414
5.88%, 05/01/42	899	1,004,514
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/59(a)(b)	485	411,726

Security	Par (000)	Value

Oil & Gas (continued)
Qatar Energy
3.13%, 07/12/41 (Call 01/12/41)(b)	$2,205	$1,841,704
3.30%, 07/12/51 (Call 01/12/51)(b)	2,240	1,858,662
Reliance Industries Ltd.
3.63%, 01/12/52(b)	1,965	1,561,870
3.75%, 01/12/62(b)	65	51,481
Saudi Arabian Oil Co.
3.25%, 11/24/50 (Call 05/24/50)(b)	1,278	1,004,357
3.50%, 11/24/70 (Call 05/24/70)(b)	1,355	1,036,055
4.25%, 04/16/39(b)	1,708	1,631,499
4.38%, 04/16/49(b)	1,653	1,562,409
Shell International Finance BV
2.88%, 11/26/41 (Call 05/26/41)	315	260,192
3.00%, 11/26/51 (Call 05/26/51)	580	452,707
3.13%, 11/07/49 (Call 05/07/49)	723	581,702
3.25%, 04/06/50 (Call 10/06/49)	1,120	924,020
3.63%, 08/21/42	343	306,088
3.75%, 09/12/46	739	666,302
4.00%, 05/10/46	1,318	1,224,152
4.13%, 05/11/35	568	565,849
4.38%, 05/11/45	1,626	1,575,454
4.55%, 08/12/43	707	707,635
5.50%, 03/25/40	686	766,798
6.38%, 12/15/38(a)	1,623	1,984,793
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	340	320,620
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	605	606,004
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(b)	250	266,685
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	550	495,201
Sinopec Group Overseas Development 2017 Ltd. 4.00%, 09/13/47(b)	425	373,240
4.25%, 04/12/47(a)(b)	375	341,705
Sinopec Group Overseas Development 2018 Ltd.
3.35%, 05/13/50 (Call 11/13/49)(b)	475	365,264
3.68%, 08/08/49 (Call 02/08/49)(b)	438	362,686
4.60%, 09/12/48(b)	323	310,130
Suncor Energy Inc.
3.75%, 03/04/51 (Call 09/04/50)	187	157,498
4.00%, 11/15/47 (Call 05/15/47)	179	157,257
5.35%, 07/15/33	310	317,440
5.95%, 12/01/34	385	419,502
5.95%, 05/15/35	481	518,294
6.50%, 06/15/38	653	746,243
6.80%, 05/15/38	645	751,567
6.85%, 06/01/39	505	601,842
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(a)(b)	336	227,731
3.75%, 06/18/50(a)(b)	410	290,634
5.38%, 11/20/48(a)(b)	345	315,320
TotalEnergies Capital International SA
2.99%, 06/29/41 (Call 12/29/40)	580	476,490
3.13%, 05/29/50 (Call 11/29/49)	1,324	1,048,154
3.39%, 06/29/60 (Call 12/29/59)	497	396,032
3.46%, 07/12/49 (Call 01/12/49)	646	544,157
Valero Energy Corp.
3.65%, 12/01/51 (Call 06/01/51)	101	78,762
4.00%, 06/01/52 (Call 12/01/51)	350	290,896
4.90%, 03/15/45	226	214,546

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
6.63%, 06/15/37	$1,504	$1,712,440
XTO Energy Inc., 6.75%, 08/01/37	80	97,073

		85,664,256

Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	769	793,991
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47 (Call 06/15/47)	479	427,033
Halliburton Co.
4.50%, 11/15/41 (Call 05/15/41)	492	448,349
4.75%, 08/01/43 (Call 02/01/43)	359	335,952
4.85%, 11/15/35 (Call 05/15/35)(a)	309	312,026
5.00%, 11/15/45 (Call 05/15/45)	876	841,845
6.70%, 09/15/38	645	739,003
7.45%, 09/15/39	680	828,539
NOV Inc., 3.95%, 12/01/42 (Call 06/01/42)	527	408,612

		5,135,350

Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51 (Call 04/01/51)	415	313,194
4.05%, 12/15/49 (Call 06/15/49)(a)	255	232,098
Sonoco Products Co., 5.75%, 11/01/40 (Call 05/01/40)(a)	365	395,180
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	215	187,305
4.20%, 06/01/32 (Call 03/01/32)(a)	193	188,535

		1,316,312

Pharmaceuticals — 6.2%
AbbVie Inc.
4.05%, 11/21/39 (Call 05/21/39)	2,225	2,036,153
4.25%, 11/21/49 (Call 05/21/49)	3,132	2,868,468
4.30%, 05/14/36 (Call 11/14/35)	535	517,249
4.40%, 11/06/42	1,435	1,361,729
4.45%, 05/14/46 (Call 11/14/45)	1,314	1,236,700
4.50%, 05/14/35 (Call 11/14/34)	1,328	1,312,019
4.55%, 03/15/35 (Call 09/15/34)	947	940,926
4.63%, 10/01/42 (Call 04/01/42)	226	216,884
4.70%, 05/14/45 (Call 11/14/44)	1,596	1,556,505
4.75%, 03/15/45 (Call 09/15/44)	424	412,610
4.85%, 06/15/44 (Call 12/15/43)	575	574,080
4.88%, 11/14/48 (Call 05/14/48)	972	973,611
AmerisourceBergen Corp.
4.25%, 03/01/45 (Call 09/01/44)	226	202,493
4.30%, 12/15/47 (Call 06/15/47)	349	322,836
AstraZeneca PLC
2.13%, 08/06/50 (Call 02/06/50)(a)	315	215,435
3.00%, 05/28/51 (Call 11/28/50)(a)	426	349,681
4.00%, 09/18/42	603	577,075
4.38%, 11/16/45	572	574,712
4.38%, 08/17/48 (Call 02/17/48)	186	189,176
6.45%, 09/15/37	1,658	2,044,696
Bayer U.S. Finance II LLC
3.95%, 04/15/45 (Call 10/15/44)(a)(b)	305	252,812
4.20%, 07/15/34 (Call 01/15/34)(a)(b)	153	145,802
4.40%, 07/15/44 (Call 01/15/44)(a)(b)	524	463,923
4.63%, 06/25/38 (Call 12/25/37)(a)(b)	626	599,290
4.65%, 11/15/43 (Call 05/15/43)(b)	125	117,740
4.70%, 07/15/64 (Call 01/15/64)(a)(b)	410	360,698
4.88%, 06/25/48 (Call 12/25/47)(a)(b)	1,215	1,182,872
5.50%, 07/30/35(a)(b)	75	77,094

Security	Par (000)	Value

Pharmaceuticals (continued)
Becton Dickinson and Co.
3.79%, 05/20/50 (Call 11/20/49)	$438	$377,984
4.67%, 06/06/47 (Call 12/06/46)	822	798,202
4.69%, 12/15/44 (Call 06/15/44)	613	590,275
6.00%, 05/15/39(a)	50	54,925
Bristol-Myers Squibb Co.
2.35%, 11/13/40 (Call 05/13/40)	567	429,491
2.55%, 11/13/50 (Call 05/13/50)	875	629,583
3.25%, 08/01/42	315	266,355
3.55%, 03/15/42 (Call 09/15/41)	790	705,632
3.70%, 03/15/52 (Call 09/15/51)	1,270	1,125,444
3.90%, 03/15/62 (Call 09/15/61)	685	600,556
4.13%, 06/15/39 (Call 12/15/38)	1,188	1,155,970
4.25%, 10/26/49 (Call 04/26/49)	2,121	2,036,689
4.35%, 11/15/47 (Call 05/15/47)(a)	785	766,929
4.50%, 03/01/44 (Call 09/01/43)	55	54,207
4.55%, 02/20/48 (Call 08/20/47)	748	751,707
4.63%, 05/15/44 (Call 11/15/43)	179	183,023
Cardinal Health Inc.
4.37%, 06/15/47 (Call 12/15/46)	351	315,304
4.50%, 11/15/44 (Call 05/15/44)	128	115,001
4.60%, 03/15/43	243	221,459
4.90%, 09/15/45 (Call 03/15/45)	339	319,790
Cigna Corp.
3.20%, 03/15/40 (Call 09/15/39)	472	387,228
3.40%, 03/15/50 (Call 09/15/49)	756	593,414
3.40%, 03/15/51 (Call 09/15/50)	875	685,194
3.88%, 10/15/47 (Call 04/15/47)	604	518,081
4.80%, 08/15/38 (Call 02/15/38)	1,258	1,254,463
4.80%, 07/15/46 (Call 01/16/46)	795	783,465
4.90%, 12/15/48 (Call 06/15/48)	1,514	1,505,546
5.38%, 02/15/42 (Call 08/15/41)	211	215,718
6.13%, 11/15/41	294	330,165
CVS Health Corp.
2.70%, 08/21/40 (Call 02/21/40)	854	644,189
4.13%, 04/01/40 (Call 10/01/39)	595	540,674
4.25%, 04/01/50 (Call 10/01/49)	473	428,364
4.78%, 03/25/38 (Call 09/25/37)	2,893	2,860,989
4.88%, 07/20/35 (Call 01/20/35)	339	345,133
5.05%, 03/25/48 (Call 09/25/47)	4,571	4,598,535
5.13%, 07/20/45 (Call 01/20/45)	1,967	1,968,700
5.30%, 12/05/43 (Call 06/05/43)	438	454,387
6.13%, 09/15/39(a)	238	266,826
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	1,112	796,232
2.50%, 09/15/60 (Call 03/15/60)	526	365,354
3.70%, 03/01/45 (Call 09/01/44)(a)	206	191,467
3.95%, 05/15/47 (Call 11/15/46)	85	83,977
3.95%, 03/15/49 (Call 09/15/48)	95	93,437
4.15%, 03/15/59 (Call 09/15/58)	349	345,009
5.55%, 03/15/37	50	56,870
5.95%, 11/15/37(a)	160	188,456
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43	250	242,987
5.38%, 04/15/34(a)	696	781,149
6.38%, 05/15/38	1,373	1,683,673
Johnson & Johnson
2.10%, 09/01/40 (Call 03/01/40)	639	482,600
2.25%, 09/01/50 (Call 03/01/50)	409	291,385
2.45%, 09/01/60 (Call 03/01/60)	727	508,323

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
3.40%, 01/15/38 (Call 07/15/37)	$492	$455,176
3.50%, 01/15/48 (Call 07/15/47)	453	412,731
3.55%, 03/01/36 (Call 09/01/35)	479	459,932
3.63%, 03/03/37 (Call 09/03/36)	717	690,553
3.70%, 03/01/46 (Call 09/01/45)	1,048	995,223
3.75%, 03/03/47 (Call 09/03/46)	585	557,076
4.38%, 12/05/33 (Call 06/05/33)	483	509,925
4.50%, 09/01/40	357	369,276
4.50%, 12/05/43 (Call 06/05/43)	324	335,838
4.85%, 05/15/41	221	234,600
4.95%, 05/15/33	471	517,743
5.85%, 07/15/38	442	530,448
5.95%, 08/15/37	580	703,290
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)(a)	190	193,692
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (Call 12/01/43)	176	180,736
5.90%, 11/01/39	290	335,300
Merck & Co. Inc.
2.35%, 06/24/40 (Call 12/24/39)	654	504,992
2.45%, 06/24/50 (Call 12/24/49)	758	550,013
2.75%, 12/10/51 (Call 06/10/51)	750	572,351
2.90%, 12/10/61 (Call 06/10/61)	880	644,009
3.60%, 09/15/42 (Call 03/15/42)	323	291,779
3.70%, 02/10/45 (Call 08/10/44)	1,136	1,035,157
3.90%, 03/07/39 (Call 09/07/38)	617	598,866
4.00%, 03/07/49 (Call 09/07/48)	863	828,697
4.15%, 05/18/43	695	683,720
6.50%, 12/01/33	340	419,725
6.55%, 09/15/37(a)	345	429,914
Merck Sharp & Dohme Corp.
5.75%, 11/15/36(a)	100	114,464
5.85%, 06/30/39	165	197,856
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	444	392,109
5.40%, 11/29/43 (Call 05/29/43)	315	284,918
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	731	575,368
3.70%, 09/21/42	287	267,589
4.00%, 11/20/45 (Call 05/20/45)	653	627,191
4.40%, 05/06/44	970	988,181
Pfizer Inc.
2.55%, 05/28/40 (Call 11/28/39)(a)	615	495,779
2.70%, 05/28/50 (Call 11/28/49)(a)	728	569,195
3.90%, 03/15/39 (Call 09/15/38)(a)	470	454,457
4.00%, 12/15/36	38	37,267
4.00%, 03/15/49 (Call 09/15/48)	689	668,386
4.10%, 09/15/38 (Call 03/15/38)	371	368,466
4.13%, 12/15/46	601	596,746
4.20%, 09/15/48 (Call 03/15/48)	579	578,298
4.30%, 06/15/43	479	475,512
4.40%, 05/15/44	540	543,293
5.60%, 09/15/40	233	266,135
7.20%, 03/15/39(a)	1,421	1,912,579
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	591	471,456
3.18%, 07/09/50 (Call 01/09/50)	1,190	911,259
3.38%, 07/09/60 (Call 01/09/60)	654	493,894
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	564	502,154

Security	Par (000)	Value

Pharmaceuticals (continued)
Viatris Inc.
3.85%, 06/22/40 (Call 12/22/39)	$890	$692,937
4.00%, 06/22/50 (Call 12/22/49)	1,120	828,225
Wyeth LLC
5.95%, 04/01/37	1,128	1,314,257
6.00%, 02/15/36	503	590,125
6.50%, 02/01/34	590	718,150
Zoetis Inc.
3.00%, 05/15/50 (Call 11/15/49)	530	417,763
3.95%, 09/12/47 (Call 03/12/47)(a)	431	390,241
4.45%, 08/20/48 (Call 02/20/48)	247	243,507
4.70%, 02/01/43 (Call 08/01/42)	560	559,306

		90,261,610

Pipelines — 4.3%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	1,281	1,267,011
Boardwalk Pipelines LP, 3.60%, 09/01/32 (Call 06/01/32)	265	234,232
Cameron LNG LLC
3.30%, 01/15/35 (Call 09/15/34)(b)	341	301,694
3.40%, 01/15/38 (Call 07/15/37)(b)	240	207,771
3.70%, 01/15/39 (Call 07/15/38)(a)(b)	479	422,186
Colonial Pipeline Co.
4.25%, 04/15/48 (Call 10/15/47)(a)(b)	525	476,895
6.38%, 08/01/37(b)	50	56,596
7.63%, 04/15/32(a)(b)	85	104,240
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	245	263,246
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49 (Call 05/15/49)(b)	188	156,874
4.60%, 12/15/44 (Call 06/15/44)(b)	256	235,909
4.80%, 11/01/43 (Call 05/01/43)(b)	188	178,935
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(b)	835	705,942
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32(a)	260	317,414
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	483	505,593
7.38%, 10/15/45 (Call 04/15/45)	242	302,880
Series B, 7.50%, 04/15/38	280	344,788
Enbridge Inc.
2.50%, 08/01/33 (Call 05/01/33)	342	282,765
3.40%, 08/01/51 (Call 02/01/51)(a)	510	400,498
4.00%, 11/15/49 (Call 05/15/49)	292	254,689
4.50%, 06/10/44 (Call 12/10/43)	279	259,528
5.50%, 12/01/46 (Call 06/01/46)	435	469,213
Energy Transfer LP
4.90%, 03/15/35 (Call 09/15/34)	157	148,647
4.95%, 01/15/43 (Call 07/15/42)	200	174,914
5.00%, 05/15/44 (Call 11/15/43)(a)	319	280,900
5.00%, 05/15/50 (Call 11/15/49)	1,087	966,670
5.15%, 02/01/43 (Call 08/01/42)	290	264,059
5.15%, 03/15/45 (Call 09/15/44)	602	542,641
5.30%, 04/01/44 (Call 10/01/43)(a)	441	406,802
5.30%, 04/15/47 (Call 10/15/46)(a)	535	484,276
5.35%, 05/15/45 (Call 11/15/44)	474	434,112
5.40%, 10/01/47 (Call 04/01/47)	844	775,490
5.95%, 10/01/43 (Call 04/01/43)	270	261,661
6.00%, 06/15/48 (Call 12/15/47)	644	630,365
6.05%, 06/01/41 (Call 12/01/40)(a)	405	411,830
6.10%, 02/15/42	140	137,421
6.13%, 12/15/45 (Call 06/15/45)	596	586,915
6.25%, 04/15/49 (Call 10/15/48)	884	892,093
6.50%, 02/01/42 (Call 08/01/41)	596	622,596

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.63%, 10/15/36	$261	$272,819
6.85%, 02/15/40(a)	150	157,210
7.50%, 07/01/38	346	390,670
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	295	293,494
Enterprise Products Operating LLC
3.20%, 02/15/52 (Call 08/15/51)	587	430,441
3.30%, 02/15/53 (Call 08/15/52)	547	411,022
3.70%, 01/31/51 (Call 07/31/50)	584	473,236
3.95%, 01/31/60 (Call 07/31/59)	541	438,388
4.20%, 01/31/50 (Call 07/31/49)(a)	714	625,827
4.25%, 02/15/48 (Call 08/15/47)(a)	705	619,747
4.45%, 02/15/43 (Call 08/15/42)	616	557,336
4.80%, 02/01/49 (Call 08/01/48)	671	639,344
4.85%, 08/15/42 (Call 02/15/42)	465	444,983
4.85%, 03/15/44 (Call 09/15/43)	775	743,767
4.90%, 05/15/46 (Call 11/15/45)	638	614,005
4.95%, 10/15/54 (Call 04/15/54)	201	193,997
5.10%, 02/15/45 (Call 08/15/44)	659	644,663
5.70%, 02/15/42	361	377,601
5.95%, 02/01/41	420	454,051
6.13%, 10/15/39(a)	385	423,874
6.45%, 09/01/40	200	225,626
7.55%, 04/15/38	237	291,888
Series D, 6.88%, 03/01/33	302	353,890
Series H, 6.65%, 10/15/34	216	249,505
Series J, 5.75%, 03/01/35	75	78,820
Flex Intermediate Holdco LLC, 4.32%, 12/30/39 (Call 06/30/39)(a)(b)	177	147,700
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	23	21,542
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(b)	192	168,972
2.63%, 03/31/36(a)(b)	957	800,097
2.94%, 09/30/40(a)(b)	1,626	1,357,992
3.25%, 09/30/40(a)(b)	730	602,665
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45 (Call 04/15/45)(a)(b)	175	183,411
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	331	296,022
5.00%, 08/15/42 (Call 02/15/42)	360	333,588
5.00%, 03/01/43 (Call 09/01/42)(a)	407	378,258
5.40%, 09/01/44 (Call 03/01/44)	285	276,081
5.50%, 03/01/44 (Call 09/01/43)	464	458,095
5.63%, 09/01/41	249	245,057
5.80%, 03/15/35	345	363,161
6.38%, 03/01/41	349	372,278
6.50%, 02/01/37	265	290,096
6.50%, 09/01/39	388	422,950
6.55%, 09/15/40	284	310,789
6.95%, 01/15/38	495	563,595
7.30%, 08/15/33	233	271,058
7.50%, 11/15/40	255	304,609
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)(a)	437	314,810
3.60%, 02/15/51 (Call 08/15/50)	609	467,062
5.05%, 02/15/46 (Call 08/15/45)	502	476,149
5.20%, 03/01/48 (Call 09/01/47)	418	403,474
5.30%, 12/01/34 (Call 06/01/34)	174	178,083
5.55%, 06/01/45 (Call 12/01/44)	978	983,424
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	435	362,997

Security	Par (000)	Value

Pipelines (continued)
4.20%, 12/01/42 (Call 06/01/42)(a)	$175	$149,674
4.20%, 03/15/45 (Call 09/15/44)	170	144,007
4.20%, 10/03/47 (Call 04/03/47)	298	259,655
4.25%, 09/15/46 (Call 03/15/46)	330	289,198
4.85%, 02/01/49 (Call 08/01/48)	183	174,036
5.15%, 10/15/43 (Call 04/15/43)	324	315,210
6.40%, 05/01/37(a)	125	141,857
MPLX LP
4.50%, 04/15/38 (Call 10/15/37)(a)	1,022	938,730
4.70%, 04/15/48 (Call 10/15/47)	830	731,959
4.90%, 04/15/58 (Call 10/15/57)	268	235,181
4.95%, 03/14/52 (Call 09/14/51)	800	733,288
5.20%, 03/01/47 (Call 09/01/46)	605	573,795
5.20%, 12/01/47 (Call 06/01/47)	326	306,773
5.50%, 02/15/49 (Call 08/15/48)	806	787,818
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	368	427,692
Northern Natural Gas Co.
3.40%, 10/16/51 (Call 04/16/51)(a)(b)	311	243,599
4.10%, 09/15/42 (Call 03/15/42)(b)	180	163,945
4.30%, 01/15/49 (Call 07/15/48)(b)	342	315,727
ONEOK Inc.
4.45%, 09/01/49 (Call 03/01/49)(a)	216	185,194
4.50%, 03/15/50 (Call 09/15/49)(a)	188	161,855
4.95%, 07/13/47 (Call 01/06/47)	289	263,372
5.20%, 07/15/48 (Call 01/15/48)(a)	354	336,470
6.00%, 06/15/35	414	421,639
7.15%, 01/15/51 (Call 07/15/50)	184	209,872
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	498	505,962
6.20%, 09/15/43 (Call 03/15/43)	259	260,154
6.65%, 10/01/36	475	506,719
6.85%, 10/15/37	453	484,951
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	220	209,354
4.90%, 10/01/46 (Call 04/01/46)(a)	366	360,374
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43 (Call 07/31/42)	182	146,145
4.70%, 06/15/44 (Call 12/15/43)	261	217,616
4.90%, 02/15/45 (Call 08/15/44)	288	247,579
5.15%, 06/01/42 (Call 12/01/41)	338	296,212
6.65%, 01/15/37	489	519,408
Sabal Trail Transmission LLC
4.68%, 05/01/38 (Call 11/01/37)(a)(b)	315	310,159
4.83%, 05/01/48 (Call 11/01/47)(a)(b)	149	147,057
Southern Natural Gas Co. LLC, 4.80%, 03/15/47 (Call 09/15/46)(a)(b)	267	253,470
Spectra Energy Partners LP
4.50%, 03/15/45 (Call 09/15/44)	381	349,539
5.95%, 09/25/43 (Call 03/25/43)	270	295,513
Targa Resources Corp.
4.20%, 02/01/33 (Call 11/01/32)	200	189,553
4.95%, 04/15/52 (Call 10/15/51)	430	392,730
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	100	117,726
Texas Eastern Transmission LP
4.15%, 01/15/48 (Call 07/15/47)(b)	194	173,371
7.00%, 07/15/32	429	498,163
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (Call 12/01/33)	249	246,122
4.75%, 05/15/38 (Call 11/15/37)	179	175,914
4.88%, 05/15/48 (Call 11/15/47)	534	534,443

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.00%, 10/16/43 (Call 04/16/43)	$410	$404,860
5.10%, 03/15/49 (Call 09/15/48)	563	586,407
5.60%, 03/31/34	340	358,865
5.85%, 03/15/36	435	472,080
6.10%, 06/01/40	615	691,394
6.20%, 10/15/37(a)	566	635,743
7.25%, 08/15/38	420	518,910
7.63%, 01/15/39(a)	700	897,263
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	315	270,942
4.45%, 08/01/42 (Call 02/01/42)	280	260,079
4.60%, 03/15/48 (Call 09/15/47)	385	363,191
5.40%, 08/15/41 (Call 02/15/41)	226	232,325
Williams Companies Inc. (The)
3.50%, 10/15/51 (Call 04/15/51)(a)	280	214,641
4.85%, 03/01/48 (Call 09/01/47)(a)	456	434,579
4.90%, 01/15/45 (Call 07/15/44)	271	254,271
5.10%, 09/15/45 (Call 03/15/45)	570	556,209
5.40%, 03/04/44 (Call 09/04/43)	305	305,042
5.75%, 06/24/44 (Call 12/24/43)	388	403,573
5.80%, 11/15/43 (Call 05/15/43)	262	273,010
6.30%, 04/15/40	720	802,393

		62,415,067

Private Equity — 0.2%
Apollo Management Holdings LP, 5.00%, 03/15/48 (Call 09/15/47)(a)(b)	215	223,244
Carlyle Finance LLC, 5.65%, 09/15/48 (Call 03/15/48)(a)(b)	225	236,081
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	354	360,934
KKR Group Finance Co X LLC., 3.25%, 12/15/51 (Call 06/15/51)(a)(b)	140	105,304
KKR Group Finance Co. III LLC, 5.13%, 06/01/44 (Call 12/01/43)(b)	585	588,029
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50 (Call 08/25/49)(b)	393	319,605
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50 (Call 02/25/50)(a)(b)	521	412,610

		2,245,807

Real Estate — 0.0%
Brookfield Asset Management Inc., 7.38%, 03/01/33(a)	209	246,028

Real Estate Investment Trusts — 1.5%
Agree LP, 2.60%, 06/15/33 (Call 03/15/33)	236	194,356
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	394	309,496
2.00%, 05/18/32 (Call 02/18/32)(a)	545	447,355
2.95%, 03/15/34 (Call 12/15/33)	300	260,343
3.00%, 05/18/51 (Call 11/18/50)	394	289,325
3.55%, 03/15/52 (Call 09/15/51)	700	569,805
4.00%, 02/01/50 (Call 08/01/49)	487	429,776
4.85%, 04/15/49 (Call 10/15/48)	132	132,631
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)(a)	185	138,387
4.30%, 04/15/52	100	86,318
American Tower Corp.
2.95%, 01/15/51 (Call 07/15/50)	735	503,027
3.10%, 06/15/50 (Call 12/15/49)(a)	586	409,535
3.70%, 10/15/49 (Call 04/15/49)	354	278,444
AvalonBay Communities Inc.
3.90%, 10/15/46 (Call 04/15/46)	326	301,411
4.15%, 07/01/47 (Call 01/01/47)	160	156,123

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.35%, 04/15/48 (Call 10/18/47)	$198	$198,895
Boston Properties LP, 2.45%, 10/01/33 (Call 07/01/33)(a)	535	434,315
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	170	142,948
Corporate Office Properties LP, 2.90%, 12/01/33 (Call 09/01/33)	288	235,145
Crown Castle International Corp.
2.90%, 04/01/41 (Call 10/01/40)(a)	691	515,234
3.25%, 01/15/51 (Call 07/15/50)	475	355,499
4.00%, 11/15/49 (Call 05/15/49)	223	187,459
4.15%, 07/01/50 (Call 01/01/50)(a)	306	266,522
4.75%, 05/15/47 (Call 11/15/46)	389	367,446
5.20%, 02/15/49 (Call 08/15/48)	259	257,622
Duke Realty LP, 3.05%, 03/01/50 (Call 09/01/49)	390	303,304
Equinix Inc.
2.95%, 09/15/51 (Call 03/15/51)	265	186,230
3.00%, 07/15/50 (Call 01/15/50)(a)	316	227,458
3.40%, 02/15/52 (Call 08/15/51)	312	241,610
ERP Operating LP
4.00%, 08/01/47 (Call 02/01/47)(a)	290	272,213
4.50%, 07/01/44 (Call 01/01/44)	384	381,872
4.50%, 06/01/45 (Call 12/01/44)	257	253,259
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)(a)	216	146,595
4.50%, 03/15/48 (Call 09/15/47)	190	181,766
Federal Realty Investment Trust
3.63%, 08/01/46 (Call 02/01/46)(a)	309	252,843
4.50%, 12/01/44 (Call 06/01/44)	247	226,798
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37 (Call 04/15/37)(b)	159	151,261
Healthpeak Properties Inc., 6.75%, 02/01/41 (Call 08/01/40)	170	208,093
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34 (Call 10/15/33)	275	223,518
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	387	312,812
2.65%, 11/15/33 (Call 08/15/33)	285	227,134
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	199	165,612
4.13%, 12/01/46 (Call 06/01/46)	201	179,653
4.25%, 04/01/45 (Call 10/01/44)	265	238,972
4.45%, 09/01/47 (Call 03/01/47)	217	205,313
Mid-America Apartments LP, 2.88%, 09/15/51 (Call 03/15/51)	170	127,419
National Retail Properties Inc.
3.00%, 04/15/52 (Call 10/15/51)	120	85,913
3.10%, 04/15/50 (Call 10/15/49)	199	147,049
3.50%, 04/15/51 (Call 10/15/50)	303	240,629
4.80%, 10/15/48 (Call 04/15/48)	186	183,609
Omega Healthcare Investors Inc., 3.25%, 04/15/33 (Call 01/15/33)(a)	403	321,294
Prologis LP
2.13%, 10/15/50 (Call 04/15/50)	314	206,994
3.00%, 04/15/50 (Call 10/15/49)(a)	392	310,989
4.38%, 09/15/48 (Call 03/15/48)(a)	275	273,523
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	345	271,032
2.85%, 12/15/32 (Call 09/15/32)(a)	370	327,669
4.65%, 03/15/47 (Call 09/15/46)	387	396,009
5.88%, 03/15/35	50	55,350

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Regency Centers LP
4.40%, 02/01/47 (Call 08/01/46)	$242	$226,672
4.65%, 03/15/49 (Call 09/15/48)	154	150,999
Simon Property Group LP
3.25%, 09/13/49 (Call 03/13/49)	708	553,640
3.80%, 07/15/50 (Call 01/15/50)	419	364,581
4.25%, 10/01/44 (Call 04/01/44)	151	138,952
4.25%, 11/30/46 (Call 05/30/46)	340	317,443
4.75%, 03/15/42 (Call 09/15/41)	55	54,386
6.75%, 02/01/40 (Call 11/01/39)	533	643,760
Trust Fibra Uno
6.39%, 01/15/50 (Call 07/15/49)(b)	430	400,979
6.95%, 01/30/44 (Call 07/30/43)(a)(b)	445	442,779
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	275	216,542
2.10%, 08/01/32 (Call 05/01/32)	95	76,750
2.10%, 06/15/33 (Call 03/15/33)	188	149,431
3.10%, 11/01/34 (Call 08/01/34)(a)	260	222,790
Ventas Realty LP
4.38%, 02/01/45 (Call 08/01/44)(a)	105	95,387
4.88%, 04/15/49 (Call 10/15/48)	139	136,933
5.70%, 09/30/43 (Call 03/30/43)	224	240,305
VICI Properties LP/VICI Note Co. Inc., 5.63%, 05/15/52	435	433,290
WEA Finance LLC, 4.63%, 09/20/48 (Call 03/20/48)(b)	305	259,929
WEA Finance LLC/Westfield UK & Europe Finance PLC, 4.75%, 09/17/44 (Call 03/17/44)(a)(b)	277	240,075
Welltower Inc.
4.95%, 09/01/48 (Call 03/01/48)	164	167,565
5.13%, 03/15/43 (Call 09/15/42)	115	114,748
6.50%, 03/15/41 (Call 09/15/40)	395	463,996
Weyerhaeuser Co.
4.00%, 03/09/52 (Call 09/09/51)	225	194,527
6.88%, 12/15/33	137	158,652
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	309	244,864

		21,711,187

Retail — 2.4%
7-Eleven Inc.
2.50%, 02/10/41 (Call 08/10/40)(a)(b)	418	300,599
2.80%, 02/10/51 (Call 08/02/50)(b)	649	448,680
Alimentation Couche-Tard Inc.
3.44%, 05/13/41 (Call 11/13/40)(a)(b)	351	283,757
3.63%, 05/13/51 (Call 11/13/50)(b)	185	146,169
3.80%, 01/25/50 (Call 07/25/49)(a)(b)	513	417,766
4.50%, 07/26/47 (Call 01/26/47)(b)	365	331,951
CK Hutchison International 20 Ltd., 3.38%, 05/08/50 (Call 11/08/49)(a)(b)	320	270,833
CK Hutchison International 21 Ltd., 3.13%, 04/15/41 (Call 10/15/40)(a)(b)	80	68,074
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	194	172,155
Dick’s Sporting Goods Inc., 4.10%, 01/15/52 (Call 07/15/51)	515	376,598
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	344	301,783
Dollar Tree Inc., 3.38%, 12/01/51 (Call 06/01/51)	238	181,389
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	772	537,797
2.75%, 09/15/51 (Call 03/15/51)(a)	645	485,872
3.13%, 12/15/49 (Call 06/15/49)	739	592,668
3.30%, 04/15/40 (Call 10/15/39)(a)	706	617,619
3.35%, 04/15/50 (Call 10/15/49)	790	663,518
3.50%, 09/15/56 (Call 03/15/56)	595	498,779

Security	Par (000)	Value

Retail (continued)
3.63%, 04/15/52 (Call 10/15/51)	$1,035	$910,186
3.90%, 06/15/47 (Call 12/15/46)(a)	652	601,718
4.20%, 04/01/43 (Call 10/01/42)	659	637,167
4.25%, 04/01/46 (Call 10/01/45)	789	763,671
4.40%, 03/15/45 (Call 09/15/44)	537	529,341
4.50%, 12/06/48 (Call 06/06/48)	836	839,433
4.88%, 02/15/44 (Call 08/15/43)	670	703,575
5.40%, 09/15/40 (Call 03/15/40)	362	402,954
5.88%, 12/16/36(a)	1,317	1,553,330
5.95%, 04/01/41 (Call 10/01/40)	537	631,441
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	205	198,314
Lowe’s Companies Inc.
2.80%, 09/15/41 (Call 03/15/41)	690	525,769
3.00%, 10/15/50 (Call 04/15/50)	1,064	787,693
3.50%, 04/01/51 (Call 10/01/50)	371	297,206
3.70%, 04/15/46 (Call 10/15/45)	899	751,978
4.05%, 05/03/47 (Call 11/03/46)(a)	842	738,191
4.25%, 04/01/52 (Call 10/01/51)	280	251,609
4.38%, 09/15/45 (Call 03/15/45)	389	356,557
4.45%, 04/01/62 (Call 10/01/61)	495	441,944
4.55%, 04/05/49 (Call 10/05/48)	407	384,503
4.65%, 04/15/42 (Call 10/15/41)(a)	444	430,444
5.00%, 04/15/40 (Call 10/15/39)	315	319,543
5.00%, 09/15/43 (Call 03/15/43)	30	29,426
5.13%, 04/15/50 (Call 10/15/49)	325	333,265
5.50%, 10/15/35	345	370,944
5.80%, 10/15/36	100	106,354
McDonald’s Corp.
3.63%, 05/01/43	306	261,729
3.63%, 09/01/49 (Call 03/01/49)	938	784,356
3.70%, 02/15/42	333	292,709
4.20%, 04/01/50 (Call 10/01/49)	434	399,992
4.45%, 03/01/47 (Call 09/01/46)	570	548,198
4.45%, 09/01/48 (Call 03/01/48)	431	409,825
4.60%, 05/26/45 (Call 11/26/44)	338	330,966
4.70%, 12/09/35 (Call 06/09/35)	81	81,953
4.88%, 07/15/40	259	261,569
4.88%, 12/09/45 (Call 06/09/45)	926	937,159
5.70%, 02/01/39	351	389,990
6.30%, 10/15/37	413	483,425
6.30%, 03/01/38	452	529,761
Starbucks Corp.
3.35%, 03/12/50 (Call 09/12/49)	296	230,597
3.50%, 11/15/50 (Call 05/15/50)	696	555,486
3.75%, 12/01/47 (Call 06/01/47)(a)	265	223,852
4.30%, 06/15/45 (Call 12/15/44)	227	205,766
4.45%, 08/15/49 (Call 02/15/49)(a)	568	524,603
4.50%, 11/15/48 (Call 05/15/48)	615	584,319
Target Corp.
2.95%, 01/15/52 (Call 07/15/51)	575	456,386
3.63%, 04/15/46	262	240,084
3.90%, 11/15/47 (Call 05/15/47)	203	193,910
4.00%, 07/01/42	200	194,060
6.35%, 11/01/32	90	106,638
6.50%, 10/15/37	490	600,454
7.00%, 01/15/38	545	704,158
Tiffany & Co., 4.90%, 10/01/44 (Call 04/01/44)	218	229,904
TJX Companies Inc. (The), 4.50%, 04/15/50 (Call 10/15/49)	239	252,545

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.95%, 09/24/49 (Call 03/24/49)	$300	$250,235
3.63%, 12/15/47 (Call 06/15/47)	60	56,166
3.95%, 06/28/38 (Call 12/28/37)	210	208,797
4.00%, 04/11/43 (Call 10/11/42)	130	127,231
4.05%, 06/29/48 (Call 12/29/47)	585	587,853
4.30%, 04/22/44 (Call 10/22/43)	245	246,912
4.88%, 07/08/40	80	87,646
5.00%, 10/25/40	270	297,466
5.25%, 09/01/35(a)	1,215	1,378,780
5.63%, 04/01/40	355	419,388
6.50%, 08/15/37(a)	185	236,649

		35,504,080

Semiconductors — 2.2%
Analog Devices Inc.
2.80%, 10/01/41 (Call 04/01/41)(a)	435	351,633
2.95%, 10/01/51 (Call 04/01/51)	538	421,615
5.30%, 12/15/45 (Call 06/15/45)	100	111,813
Applied Materials Inc.
2.75%, 06/01/50 (Call 12/01/49)	216	167,571
4.35%, 04/01/47 (Call 10/01/46)	377	379,047
5.10%, 10/01/35 (Call 04/01/35)	139	149,845
5.85%, 06/15/41	688	812,508
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(b)	1,282	1,029,916
3.14%, 11/15/35 (Call 08/15/35)(b)	1,868	1,508,826
3.19%, 11/15/36 (Call 08/15/36)(b)	1,775	1,401,415
3.42%, 04/15/33 (Call 01/15/33)(b)	1,630	1,398,443
3.47%, 04/15/34 (Call 01/15/34)(b)	2,057	1,745,965
3.50%, 02/15/41 (Call 08/15/40)(b)	1,564	1,216,260
3.75%, 02/15/51 (Call 08/15/50)(b)	938	718,451
4.30%, 11/15/32 (Call 08/15/32)(a)	785	736,066
4.93%, 05/15/37 (Call 02/15/37)(b)	100	93,485
Intel Corp.
2.80%, 08/12/41 (Call 02/12/41)	485	381,416
3.05%, 08/12/51 (Call 02/12/51)(a)	720	558,968
3.10%, 02/15/60 (Call 08/15/59)	598	443,466
3.20%, 08/12/61 (Call 02/12/61)	145	109,545
3.25%, 11/15/49 (Call 05/15/49)	1,231	990,803
3.73%, 12/08/47 (Call 06/08/47)	1,125	999,110
4.00%, 12/15/32(a)	169	167,106
4.10%, 05/19/46 (Call 11/19/45)	745	707,493
4.10%, 05/11/47 (Call 11/11/46)	589	552,111
4.25%, 12/15/42	350	335,271
4.60%, 03/25/40 (Call 09/25/39)(a)	539	551,417
4.75%, 03/25/50 (Call 09/25/49)	1,268	1,307,168
4.80%, 10/01/41	523	540,534
4.90%, 07/29/45 (Call 01/29/45)	516	542,783
4.95%, 03/25/60 (Call 09/25/59)(a)	573	608,014
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)(a)	514	427,072
5.00%, 03/15/49 (Call 09/15/48)	181	196,422
5.65%, 11/01/34 (Call 07/01/34)	189	204,624
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)(a)	373	286,949
3.13%, 06/15/60 (Call 12/15/59)	348	267,970
4.88%, 03/15/49 (Call 09/15/48)	409	437,772
Micron Technology Inc.
3.37%, 11/01/41 (Call 05/01/41)(a)	380	302,033
3.48%, 11/01/51 (Call 05/01/51)	260	198,439

Security	Par (000)	Value

Semiconductors (continued)
NVIDIA Corp.
3.50%, 04/01/40 (Call 10/01/39)	$460	$415,563
3.50%, 04/01/50 (Call 10/01/49)(a)	1,156	1,020,606
3.70%, 04/01/60 (Call 10/01/59)	343	298,881
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42 (Call 08/15/41)(b)	440	340,353
3.25%, 05/11/41 (Call 11/11/40)(b)	142	111,021
3.25%, 11/30/51 (Call 05/30/51)(b)	460	336,005
QUALCOMM Inc.
1.65%, 05/20/32 (Call 02/20/32)(a)	397	321,736
3.25%, 05/20/50 (Call 11/20/49)	492	417,576
4.30%, 05/20/47 (Call 11/20/46)(a)	848	840,634
4.65%, 05/20/35 (Call 11/20/34)	471	489,642
4.80%, 05/20/45 (Call 11/20/44)	899	939,151
Texas Instruments Inc.
2.70%, 09/15/51 (Call 03/15/51)(a)	305	240,181
3.88%, 03/15/39 (Call 09/15/38)	379	367,378
4.15%, 05/15/48 (Call 11/15/47)	896	891,637
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)(a)	205	172,433
3.25%, 10/25/51 (Call 04/25/51)(a)	750	624,069

		31,186,211

Software — 2.6%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	671	484,265
4.50%, 06/15/47 (Call 12/15/46)	219	221,597
Electronic Arts Inc., 2.95%, 02/15/51 (Call 08/15/50)	218	162,607
Fidelity National Information Services Inc.
3.10%, 03/01/41 (Call 09/01/40)	328	256,533
4.50%, 08/15/46 (Call 02/15/46)	190	179,260
Series 30Y, 4.75%, 05/15/48 (Call 11/15/47)	142	139,342
Fiserv Inc., 4.40%, 07/01/49 (Call 01/01/49)	1,053	948,803
Microsoft Corp.
2.53%, 06/01/50 (Call 12/01/49)	3,637	2,726,981
2.68%, 06/01/60 (Call 12/01/59)	2,251	1,649,021
2.92%, 03/17/52 (Call 09/17/51)	3,633	2,945,103
3.04%, 03/17/62 (Call 09/17/61)	1,211	962,066
3.45%, 08/08/36 (Call 02/08/36)	1,010	964,138
3.50%, 02/12/35 (Call 08/12/34)	837	809,628
3.50%, 11/15/42	412	380,575
3.70%, 08/08/46 (Call 02/08/46)	1,179	1,117,755
3.75%, 02/12/45 (Call 08/12/44)	357	336,626
3.95%, 08/08/56 (Call 02/08/56)	121	116,899
4.00%, 02/12/55 (Call 08/12/54)	50	48,420
4.10%, 02/06/37 (Call 08/06/36)	406	418,142
4.20%, 11/03/35 (Call 05/03/35)	430	447,759
4.25%, 02/06/47 (Call 08/06/46)(a)	694	720,016
4.45%, 11/03/45 (Call 05/03/45)(a)	65	67,399
4.50%, 10/01/40	575	607,463
4.50%, 02/06/57 (Call 08/06/56)	455	491,777
4.75%, 11/03/55 (Call 05/03/55)	100	110,147
5.30%, 02/08/41(a)	410	471,207
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	1,701	1,317,946
3.60%, 04/01/50 (Call 10/01/49)	2,572	1,850,236
3.65%, 03/25/41 (Call 09/25/40)(a)	1,294	1,002,166
3.80%, 11/15/37 (Call 05/15/37)	1,024	839,036
3.85%, 07/15/36 (Call 01/15/36)	693	582,890
3.85%, 04/01/60 (Call 10/01/59)	1,938	1,369,892
3.90%, 05/15/35 (Call 11/15/34)	788	680,909

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.95%, 03/25/51 (Call 09/25/50)	$1,860	$1,412,820
4.00%, 07/15/46 (Call 01/15/46)	1,783	1,397,168
4.00%, 11/15/47 (Call 05/15/47)	1,298	1,008,795
4.10%, 03/25/61 (Call 09/25/60)	854	633,208
4.13%, 05/15/45 (Call 11/15/44)	1,141	904,801
4.30%, 07/08/34 (Call 01/08/34)	878	792,800
4.38%, 05/15/55 (Call 11/15/54)	694	544,106
4.50%, 07/08/44 (Call 01/08/44)	533	455,189
5.38%, 07/15/40	1,290	1,235,147
6.13%, 07/08/39	737	764,190
6.50%, 04/15/38(a)	746	811,496
salesforce.com Inc.
2.70%, 07/15/41 (Call 01/15/41)	689	547,150
2.90%, 07/15/51 (Call 01/15/51)(a)	1,089	852,288
3.05%, 07/15/61 (Call 01/15/61)	790	603,071

		37,388,833

Telecommunications — 6.6%
America Movil SAB de CV
4.38%, 07/16/42	262	245,670
4.38%, 04/22/49 (Call 10/22/48)	284	271,044
6.13%, 11/15/37	176	197,182
6.13%, 03/30/40	1,376	1,559,531
6.38%, 03/01/35	671	776,696
AT&T Inc.
2.55%, 12/01/33 (Call 09/01/33)	1,806	1,498,617
3.10%, 02/01/43 (Call 08/01/42)	1,277	988,103
3.30%, 02/01/52 (Call 08/01/51)(a)	1,500	1,136,255
3.50%, 06/01/41 (Call 12/01/40)	1,412	1,173,395
3.50%, 09/15/53 (Call 03/15/53)	4,163	3,259,229
3.50%, 02/01/61 (Call 08/01/60)	850	629,484
3.55%, 09/15/55 (Call 03/15/55)	4,096	3,169,378
3.65%, 06/01/51 (Call 12/01/50)(a)	1,635	1,325,074
3.65%, 09/15/59 (Call 03/15/59)	3,575	2,757,370
3.80%, 12/01/57 (Call 06/01/57)	3,306	2,633,882
3.85%, 06/01/60 (Call 12/01/59)	868	685,857
4.30%, 12/15/42 (Call 06/15/42)	748	682,919
4.35%, 06/15/45 (Call 12/15/44)	685	621,348
4.50%, 05/15/35 (Call 11/15/34)(a)	1,144	1,127,379
4.50%, 03/09/48 (Call 09/09/47)	1,075	1,007,461
4.55%, 03/09/49 (Call 09/09/48)	654	625,238
4.65%, 06/01/44 (Call 12/01/43)	300	284,981
4.75%, 05/15/46 (Call 11/15/45)	1,059	1,049,309
4.80%, 06/15/44 (Call 12/15/43)	405	388,822
4.85%, 03/01/39 (Call 09/01/38)	536	533,371
4.85%, 07/15/45 (Call 01/15/45)	267	257,463
4.90%, 08/15/37 (Call 02/14/37)	314	317,174
4.90%, 06/15/42	275	273,189
5.15%, 03/15/42(a)	583	596,007
5.15%, 11/15/46 (Call 05/15/46)(a)	465	486,827
5.15%, 02/15/50 (Call 08/14/49)	545	567,482
5.25%, 03/01/37 (Call 09/01/36)(a)	972	1,030,804
5.35%, 09/01/40	722	761,686
5.45%, 03/01/47 (Call 09/01/46)	461	503,107
5.55%, 08/15/41(a)	95	102,067
5.65%, 02/15/47 (Call 08/15/46)	660	733,159
5.70%, 03/01/57 (Call 09/01/56)	410	450,725
6.00%, 08/15/40 (Call 05/15/40)	305	343,083
6.15%, 09/15/34	310	345,620
6.20%, 03/15/40	100	112,713
6.25%, 03/29/41	123	141,544

Security	Par (000)	Value

Telecommunications (continued)
6.30%, 01/15/38	$388	$446,993
6.38%, 03/01/41	365	438,266
6.45%, 06/15/34	275	321,183
6.55%, 02/15/39	205	241,972
Bell Canada, Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	256	198,524
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	730	606,387
4.30%, 07/29/49 (Call 01/29/49)	272	255,720
4.46%, 04/01/48 (Call 10/01/47)	600	572,465
Series US-4, 3.65%, 03/17/51 (Call 09/17/50)	339	285,188
British Telecommunications PLC, 4.25%, 11/08/49 (Call 05/08/49)(b)	246	209,712
Cisco Systems Inc.
5.50%, 01/15/40(a)	1,149	1,317,834
5.90%, 02/15/39	1,251	1,489,346
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)(a)	196	171,510
4.38%, 11/15/57 (Call 05/15/57)	428	386,455
4.70%, 03/15/37	175	171,481
4.75%, 03/15/42(a)	226	224,843
5.35%, 11/15/48 (Call 05/15/48)	197	211,595
5.45%, 11/15/79 (Call 05/19/79)	699	684,308
5.75%, 08/15/40	290	322,883
5.85%, 11/15/68 (Call 05/15/68)	134	145,923
7.25%, 08/15/36 (Call 08/15/26)	150	167,202
Deutsche Telekom AG, 3.63%, 01/21/50 (Call 07/21/49)(a)(b)	706	576,173
Deutsche Telekom International Finance BV
4.75%, 06/21/38 (Call 12/21/37)(b)	219	217,353
4.88%, 03/06/42(a)(b)	647	639,369
9.25%, 06/01/32	467	645,265
Juniper Networks Inc., 5.95%, 03/15/41	371	387,396
Motorola Solutions Inc., 5.50%, 09/01/44	147	146,241
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	393	407,071
Orange SA
5.38%, 01/13/42	715	764,814
5.50%, 02/06/44 (Call 08/06/43)	324	356,927
Rogers Communications Inc.
3.70%, 11/15/49 (Call 05/15/49)(a)	691	547,390
4.30%, 02/15/48 (Call 08/15/47)	486	423,637
4.35%, 05/01/49 (Call 11/01/48)	861	760,311
4.50%, 03/15/42 (Call 09/15/41)(b)	765	696,450
4.50%, 03/15/43 (Call 09/15/42)	349	318,559
4.55%, 03/15/52 (Call 09/15/51)(b)	550	487,977
5.00%, 03/15/44 (Call 09/15/43)	638	618,412
5.45%, 10/01/43 (Call 04/01/43)(a)	411	418,284
7.50%, 08/15/38	340	435,165
SES Global Americas Holdings GP, 5.30%, 03/25/44(b)	269	239,899
SES SA, 5.30%, 04/04/43(b)	190	167,100
Telefonica Emisiones SA
4.67%, 03/06/38	204	189,599
4.90%, 03/06/48	625	574,053
5.21%, 03/08/47(a)	1,329	1,250,098
5.52%, 03/01/49 (Call 09/01/48)(a)	635	636,251
7.05%, 06/20/36	1,678	1,933,291
TELUS Corp.
3.40%, 05/13/32 (Call 02/13/32)	100	91,624
4.30%, 06/15/49 (Call 12/15/48)	385	366,041
4.60%, 11/16/48 (Call 05/16/48)	458	453,998

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
T-Mobile USA Inc.
3.00%, 02/15/41 (Call 08/15/40)(a)	$1,616	$1,231,568
3.30%, 02/15/51 (Call 08/15/50)(a)	1,800	1,346,476
3.40%, 10/15/52 (Call 04/15/52)(a)(b)	1,435	1,087,277
3.60%, 11/15/60 (Call 05/15/60)	425	315,324
3.60%, 11/15/60 (Call 05/15/60)(b)	225	166,936
4.38%, 04/15/40 (Call 10/15/39)	1,292	1,189,941
4.50%, 04/15/50 (Call 10/15/49)	1,732	1,578,487
Verizon Communications Inc.
2.65%, 11/20/40 (Call 05/20/40)	1,846	1,396,702
2.85%, 09/03/41 (Call 03/03/41)	730	569,658
2.88%, 11/20/50 (Call 05/20/50)	1,679	1,225,613
2.99%, 10/30/56 (Call 04/30/56)	1,899	1,344,608
3.00%, 11/20/60 (Call 05/20/60)	1,008	703,058
3.40%, 03/22/41 (Call 09/22/40)	2,109	1,772,969
3.55%, 03/22/51 (Call 09/22/50)	2,421	1,988,155
3.70%, 03/22/61 (Call 09/22/60)	1,753	1,409,295
3.85%, 11/01/42 (Call 05/01/42)(a)	702	621,750
3.88%, 03/01/52 (Call 09/01/51)	700	609,656
4.00%, 03/22/50 (Call 09/22/49)	747	667,065
4.13%, 08/15/46	580	526,286
4.27%, 01/15/36	1,297	1,255,213
4.40%, 11/01/34 (Call 05/01/34)	1,637	1,612,575
4.50%, 08/10/33	1,722	1,721,556
4.52%, 09/15/48	172	166,984
4.67%, 03/15/55	222	226,665
4.75%, 11/01/41	415	410,264
4.81%, 03/15/39	865	887,545
4.86%, 08/21/46	1,358	1,366,823
5.01%, 04/15/49	50	53,314
5.01%, 08/21/54	120	127,241
5.25%, 03/16/37	867	926,538
5.50%, 03/16/47(a)	345	379,737
5.85%, 09/15/35	415	461,921
6.40%, 09/15/33(a)	60	68,953
6.55%, 09/15/43	112	139,456
Vodafone Group PLC
4.25%, 09/17/50	860	747,763
4.38%, 02/19/43(a)	795	719,427
4.88%, 06/19/49	986	942,718
5.00%, 05/30/38	662	657,907
5.13%, 06/19/59	177	173,098
5.25%, 05/30/48	1,603	1,594,977
6.15%, 02/27/37	1,141	1,260,457
6.25%, 11/30/32(a)	405	454,334

		95,375,073

Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44 (Call 11/15/43)	17	16,294
6.35%, 03/15/40	347	380,299

		396,593

Transportation — 3.5%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)	160	122,845
3.05%, 02/15/51 (Call 08/15/50)	347	275,258
3.30%, 09/15/51 (Call 03/15/51)	536	444,729
3.55%, 02/15/50 (Call 08/15/49)	495	431,009
3.90%, 08/01/46 (Call 02/01/46)	472	435,693
4.05%, 06/15/48 (Call 12/15/47)	443	415,755

Security	Par (000)	Value

Transportation (continued)
4.13%, 06/15/47 (Call 12/15/46)	$450	$428,799
4.15%, 04/01/45 (Call 10/01/44)	593	558,117
4.15%, 12/15/48 (Call 06/15/48)	462	440,579
4.38%, 09/01/42 (Call 03/01/42)	420	409,404
4.40%, 03/15/42 (Call 09/15/41)	293	286,876
4.45%, 03/15/43 (Call 09/15/42)	458	452,291
4.55%, 09/01/44 (Call 03/01/44)	398	396,794
4.70%, 09/01/45 (Call 03/01/45)	390	395,010
4.90%, 04/01/44 (Call 10/01/43)	490	507,708
4.95%, 09/15/41 (Call 03/15/41)	188	196,280
5.05%, 03/01/41 (Call 09/01/40)	388	409,551
5.15%, 09/01/43 (Call 03/01/43)	396	420,684
5.40%, 06/01/41 (Call 12/01/40)	307	336,249
5.75%, 05/01/40 (Call 11/01/39)	489	554,356
6.15%, 05/01/37	380	448,025
6.20%, 08/15/36	220	259,728
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)(a)	265	189,505
3.20%, 08/02/46 (Call 02/02/46)(a)	257	217,570
3.50%, 11/15/42 (Call 05/15/42)	195	165,659
3.65%, 02/03/48 (Call 08/03/47)	248	220,523
4.45%, 01/20/49 (Call 07/20/48)	296	298,951
4.50%, 11/07/43 (Call 05/07/43)	100	96,842
6.20%, 06/01/36	385	447,662
6.25%, 08/01/34	265	311,101
6.38%, 11/15/37	326	381,505
6.71%, 07/15/36(a)	287	344,009
Canadian Pacific Railway Co.
3.00%, 12/02/41 (Call 06/02/41)	366	297,629
3.10%, 12/02/51 (Call 06/02/51)(a)	880	681,314
4.80%, 09/15/35 (Call 03/15/35)	191	196,975
4.80%, 08/01/45 (Call 02/01/45)(a)	191	193,595
5.75%, 03/15/33	200	222,189
5.75%, 01/15/42	470	515,842
5.95%, 05/15/37	541	613,592
6.13%, 09/15/2115 (Call 03/15/2115)	349	384,623
CSX Corp.
2.50%, 05/15/51 (Call 11/15/50)	368	256,986
3.35%, 09/15/49 (Call 03/15/49)	455	373,469
3.80%, 11/01/46 (Call 05/01/46)	483	424,276
3.80%, 04/15/50 (Call 10/15/49)	357	315,522
3.95%, 05/01/50 (Call 11/01/49)	357	326,400
4.10%, 03/15/44 (Call 09/15/43)	497	453,163
4.25%, 11/01/66 (Call 05/01/66)	263	237,392
4.30%, 03/01/48 (Call 09/01/47)	437	414,266
4.40%, 03/01/43 (Call 09/01/42)	77	72,883
4.50%, 03/15/49 (Call 09/15/48)	223	220,182
4.50%, 08/01/54 (Call 02/01/54)	156	151,148
4.65%, 03/01/68 (Call 09/01/67)	160	151,710
4.75%, 05/30/42 (Call 11/30/41)	451	446,492
4.75%, 11/15/48 (Call 05/15/48)	349	351,945
5.50%, 04/15/41 (Call 10/15/40)	297	323,584
6.00%, 10/01/36	284	323,894
6.15%, 05/01/37	411	475,391
6.22%, 04/30/40(a)	404	475,338
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50 (Call 02/18/50)(b)	295	204,288
3.83%, 09/14/61 (Call 03/14/61)(b)	360	274,950
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61 (Call 03/13/61)(b)	475	343,781

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
4.70%, 05/07/50 (Call 11/07/49)(b)	$553	$503,927
5.00%, 01/25/47 (Call 07/25/46)(b)	282	262,288
FedEx Corp.
3.25%, 05/15/41 (Call 11/15/40)	437	349,743
3.88%, 08/01/42	377	326,087
3.90%, 02/01/35	279	257,244
4.05%, 02/15/48 (Call 08/15/47)	549	472,872
4.10%, 04/15/43	297	260,474
4.10%, 02/01/45(a)	396	341,630
4.40%, 01/15/47 (Call 07/15/46)	430	392,040
4.50%, 02/01/65(a)	164	148,310
4.55%, 04/01/46 (Call 10/01/45)	758	700,503
4.75%, 11/15/45 (Call 05/15/45)	687	653,553
4.90%, 01/15/34	5	5,095
4.95%, 10/17/48 (Call 04/17/48)(a)	511	505,232
5.10%, 01/15/44	460	457,703
5.25%, 05/15/50 (Call 11/15/49)(a)	722	739,663
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	495	400,209
4.20%, 11/15/69 (Call 05/15/69)	196	170,313
4.30%, 05/15/43 (Call 11/15/42)	256	239,063
4.70%, 05/01/48 (Call 11/01/47)	337	333,679
4.95%, 08/15/45 (Call 02/15/45)	332	337,311
Norfolk Southern Corp.
2.90%, 08/25/51 (Call 02/25/51)	431	322,842
3.05%, 05/15/50 (Call 11/15/49)	453	348,290
3.16%, 05/15/55 (Call 11/15/54)	315	240,212
3.40%, 11/01/49 (Call 05/01/49)	302	246,492
3.70%, 03/15/53 (Call 09/15/52)	300	257,801
3.94%, 11/01/47 (Call 05/01/47)	476	429,349
3.95%, 10/01/42 (Call 04/01/42)	385	349,862
4.05%, 08/15/52 (Call 02/15/52)	424	386,722
4.10%, 05/15/49 (Call 11/15/48)	309	286,244
4.10%, 05/15/2121 (Call 11/15/2120)	370	302,041
4.15%, 02/28/48 (Call 08/28/47)	480	444,923
4.45%, 06/15/45 (Call 12/15/44)	325	312,223
4.65%, 01/15/46 (Call 07/15/45)	426	424,278
4.80%, 08/15/43 (Call 02/15/43)	25	23,544
4.84%, 10/01/41	370	376,106
5.10%, 08/01/2118 (Call 02/01/2118)	5	4,736
Pelabuhan Indonesia II PT, 5.38%, 05/05/45(a)(b)	340	348,500
Polar Tankers Inc., 5.95%, 05/10/37(a)(b)	320	347,414
TTX Co.
3.90%, 02/01/45 (Call 08/01/44)(a)(b)	270	246,662
4.20%, 07/01/46 (Call 01/01/46)(b)	255	243,066
4.60%, 02/01/49 (Call 08/01/48)(a)(b)	250	255,430
Union Pacific Corp.
2.89%, 04/06/36 (Call 01/06/36)(a)	355	303,142
2.95%, 03/10/52 (Call 09/10/51)	255	195,504
2.97%, 09/16/62 (Call 03/16/62)(a)	605	437,400
3.20%, 05/20/41 (Call 11/20/40)	580	491,358
3.25%, 02/05/50 (Call 08/05/49)	947	772,302
3.35%, 08/15/46 (Call 02/15/46)	154	129,657
3.38%, 02/01/35 (Call 08/01/34)	261	237,883
3.38%, 02/14/42 (Call 08/14/41)	365	314,932
3.50%, 02/14/53 (Call 08/14/52)	610	516,444
3.55%, 08/15/39 (Call 02/15/39)	312	280,348
3.55%, 05/20/61 (Call 11/20/60)	380	312,476
3.60%, 09/15/37 (Call 03/15/37)	342	312,255
3.75%, 02/05/70 (Call 08/05/69)	435	360,965

Security	Par/ Shares (000)	Value

Transportation (continued)
3.80%, 10/01/51 (Call 04/01/51)	$593	$531,323
3.80%, 04/06/71 (Call 10/06/70)	576	485,085
3.84%, 03/20/60 (Call 09/20/59)	968	847,437
3.85%, 02/14/72 (Call 08/14/71)(a)	230	195,470
3.88%, 02/01/55 (Call 08/01/54)	255	227,287
3.95%, 08/15/59 (Call 02/15/59)	325	289,527
4.00%, 04/15/47 (Call 10/15/46)	305	281,975
4.05%, 11/15/45 (Call 05/15/45)	266	244,389
4.05%, 03/01/46 (Call 09/01/45)	340	316,459
4.10%, 09/15/67 (Call 03/15/67)	154	137,704
4.30%, 03/01/49 (Call 09/01/48)(a)	363	351,364
4.50%, 09/10/48 (Call 03/10/48)	245	243,731
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	300	260,338
3.40%, 09/01/49 (Call 03/01/49)(a)	387	339,918
3.63%, 10/01/42	245	219,948
3.75%, 11/15/47 (Call 05/15/47)	619	566,107
4.25%, 03/15/49 (Call 09/15/48)	383	380,522
4.88%, 11/15/40 (Call 05/15/40)(a)	500	520,872
5.20%, 04/01/40 (Call 10/01/39)	446	489,033
5.30%, 04/01/50 (Call 10/01/49)(a)	587	664,892
6.20%, 01/15/38	906	1,090,377
Walmart Inc.
2.50%, 09/22/41 (Call 03/22/41)(a)	880	706,065
2.65%, 09/22/51 (Call 03/22/51)	2,055	1,604,433

		50,734,484

Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	309	224,863
4.50%, 03/30/45 (Call 09/30/44)	205	187,382
5.20%, 03/15/44 (Call 09/15/43)	189	189,901

		602,146

Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51 (Call 12/01/50)(a)	310	251,586
3.45%, 05/01/50 (Call 11/01/49)	270	227,123
3.75%, 09/01/47 (Call 03/01/47)	404	353,666
4.00%, 12/01/46 (Call 06/01/46)	170	155,611
4.15%, 06/01/49 (Call 12/01/48)	290	269,602
4.20%, 09/01/48 (Call 03/01/48)	384	358,436
4.30%, 12/01/42 (Call 06/01/42)	261	252,189
4.30%, 09/01/45 (Call 03/01/45)	181	168,469
6.59%, 10/15/37	577	703,710
Essential Utilities Inc.
3.35%, 04/15/50 (Call 10/15/49)	421	335,538
4.28%, 05/01/49 (Call 11/01/48)	260	240,929
Veolia Environnement SA, 6.75%, 06/01/38	53	65,185

		3,382,044

Total Corporate Bonds & Notes — 98.5% (Cost: $1,794,098,902)		1,425,821,548

Short-Term Investments

Money Market Funds — 8.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(f)(g)(h)	124,483	124,482,983

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® 10+ Year Investment Grade Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(f)(g)	1,587	$1,587,000

		126,069,983

Total Short-Term Investments — 8.7% (Cost: $126,042,227)		126,069,983

Total Investments in Securities — 107.2% (Cost: $1,920,141,129)		1,551,891,531

Other Assets, Less Liabilities — (7.2)%		(104,013,340)

Net Assets — 100.0%		$1,447,878,191

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$1,425,821,548	$—	$1,425,821,548
Money Market Funds	126,069,983	—	—	126,069,983

	$126,069,983	$1,425,821,548	$—	$1,551,891,531

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

April 30, 2022

iShares 10+ Year Investment Grade Corporate Bond ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,425,821,548
Affiliated(c)	126,069,983
Receivables:
Investments sold	4,952,241
Securities lending income — Affiliated	32,084
Dividends	406
Interest	17,460,567

Total assets	1,574,336,829

LIABILITIES
Bank overdraft	12,522
Collateral on securities loaned, at value	124,503,912
Payables:
Investments purchased	1,598,332
Capital shares redeemed	274,086
Investment advisory fees	69,786

Total liabilities	126,458,638

NET ASSETS	$1,447,878,191

NET ASSETS CONSIST OF:
Paid-in capital	$1,877,646,450
Accumulated loss	(429,768,259)

NET ASSETS	$1,447,878,191

Shares outstanding	26,100,000

Net asset value	$55.47

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$119,297,497
(b) Investments, at cost — Unaffiliated	$1,794,098,902
(c) Investments, at cost — Affiliated	$126,042,227

F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

JSC	Joint Stock Company

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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iS-SAR-1018-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•	iShares Interest Rate Hedged Emerging Markets Bond ETF | EMBH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Investment Objective

The iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund”) seeks to track the investment results of an index designed to mitigate the interest rate risk of a portfolio composed of U.S. dollar-denominated, emerging market bonds, as represented by the BlackRock Interest Rate Hedged Emerging Markets Bond Index (the “Index”). The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares J.P. Morgan USD Emerging Markets Bond ETF. The Fund attempts to mitigate the interest rate risk of the underlying fund by holding short positions in U.S. Treasury futures or interest rate swaps.

Prior to 12/1/21, the Fund operated as a transparent active ETF. On 12/1/21, the Fund commenced operating as an index-based ETF and began to officially track the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.33)%	(7.08)%	0.06%	1.61%	(7.08)%	0.32%	11.45%
Fund Market	(6.23)	(7.06)	0.12	1.63	(7.06)	0.59	11.58
Index(a)	(6.64)	(6.71)	0.31	1.84	(6.71)	1.58	13.13
J.P. Morgan EMBI Global Core Swap Hedged Index(b)	(6.03)	(6.11)	0.44	1.93	(6.11)	2.24	13.86
BlackRock Interest Rate Hedged Emerging Markets Bond Index (c)	(6.62)	N/A	N/A	N/A	N/A	N/A	N/A

The inception date of the Fund was 7/22/15. The first day of secondary market trading was 7/23/15.

(a)

Index performance through November 30, 2021 reflects the performance of the J.P. Morgan EMBI Global Core Swap Hedged Index. Index performance beginning on December 1, 2021 reflects the performance of the BlackRock Interest Rate Hedged Emerging Markets Bond Index, which, effective as of December 1, 2021, replaced the J.P. Morgan EMBI Global Core Swap Hedged Index as the underlying index of the fund.

(b)

The J.P. Morgan EMBI Global Core Swap Hedged Index is an unmanaged index that consists of the J.P. Morgan EMBI® Global Core Index plus interest rate swaps that intend to hedge the interest rate exposure of the J.P. Morgan EMBI® Global Core Index.

(c)

The inception date of the BlackRock Interest Rate Hedged Emerging Markets Bond Index was October 29, 2021. The cumulative total return for this index for the period October 29, 2021 through April 30, 2022 was -6.62%.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$936.70	$0.48		$1,000.00	$1,024.30	$0.50		0.10%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of April 30, 2022 (continued)	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Portfolio Information

ALLOCATION BY INVESTMENT TYPE
Investment Type	Percent of Net Assets
Investment Companies	93.7%
Short-term Investments	1.3
Swaps, net cumulative appreciation	8.1
Other assets less liabilities	(3.1)

ALLOCATION BY CREDIT QUALITY (of the UNDERLYING FUND)
Credit Rating(a)	Percent of Total Investment(b)
Aa	6.2%
A	12.4
Baa	35.1
Ba	18.1
B	16.8
Caa	4.5
Ca	2.5
Not Rated	4.4

(a)

Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) April 30, 2022	iShares® Interest Rate Hedged Emerging Markets Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 93.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	89,872	$8,167,567

Total Investment Companies — 93.7% (Cost: $9,387,918)		8,167,567

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	110,000	110,000

Total Short-Term Investments — 1.3% (Cost: $110,000)		110,000

Total Investments in Securities — 95.0% (Cost: $9,497,918)		8,277,567

Other Assets, Less Liabilities — 5.0%		436,896

Net Assets — 100.0%		$8,714,463

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged in connection with outstanding centrally cleared swaps.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$40,000	(a)	$—	$—	$—	$110,000	110,000	$62	$—
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,703,291	3,903,228		(1,219,839)	(27,926)	(1,191,187)	8,167,567	89,872	121,882	—

					$(27,926)	$(1,191,187)	$8,277,567		$121,944	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency				Value
0.85%	Annual	1-Day SOFR, 0.33%	Annual	N/A	07/19/22	$(2,377)	$902	$3	$899
1.82%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/23	(119)	406	—	406
0.69%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/11/23	(700)	21,575	3	21,572
2.48%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/15/24	(57)	263	—	263
2.46%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	01/13/25	(381)	6,081	(18,870)	24,951
1.25%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/21/25	(39)	1,574	—	1,574
1.47%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/10/25	(50)	1,790	—	1,790
1.64%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/18/25	(24)	767	1	766
1.68%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/25/25	(38)	1,150	—	1,150
1.74%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/25	(131)	3,833	1	3,832
2.35%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/25	(429)	5,426	3	5,423
2.51%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/25	(103)	823	1	822

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.88%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	07/14/26	$ (86)	$7,379	$(39)	$7,418
0.92%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/09/26	(180)	15,642	1	15,641
1.32%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	11/23/26	(25)	1,837	—	1,837
1.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/10/26	(432)	30,481	4	30,477
1.32%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/11/27	(199)	12,687	2	12,685
1.76%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/16/27	(55)	2,483	1	2,482
2.33%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/30/27	(49)	945	—	945
2.45%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/12/27	(569)	7,798	(58)	7,856
0.49%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/27/27	(72)	9,142	338	8,804
1.88%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/19/29	(20)	1,051	—	1,051
1.96%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/21/29	(93)	4,453	1	4,452
2.17%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/02/29	(267)	9,234	4	9,230
2.43%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/29	(185)	3,391	3	3,388
2.57%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/29	(30)	289	—	289
2.58%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/29	(40)	338	—	338
0.77%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	04/01/30	(1,051)	165,946	18,273	147,673
1.31%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/05/32	(73)	8,678	1	8,677
1.53%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/12/32	(244)	24,378	4	24,374
1.62%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/21/32	(13)	1,168	—	1,168
1.73%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/09/32	(36)	3,043	1	3,042
1.84%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/18/32	(33)	2,422	1	2,421
2.00%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/32	(108)	6,549	2	6,547
2.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/32	(61)	2,973	1	2,972
2.41%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/12/32	(417)	10,729	8	10,721
2.34%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	12/08/36	(274)	21,775	(35,898)	57,673
1.89%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/16/37	(74)	7,345	2	7,343
2.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/37	(118)	8,104	3	8,101
2.39%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/37	(58)	2,244	1	2,243
2.57%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/13/37	(17)	276	—	276
2.59%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/27/37	(10)	140	—	140
1.94%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	06/10/41	(63)	9,548	(3,110)	12,658
1.40%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/02/41	(35)	6,795	1	6,794
1.39%	Annual	1-Day SOFR, 0.33%	Annual	N/A	12/09/41	(41)	7,960	1	7,959
1.91%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/42	(45)	5,102	1	5,101
2.21%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/31/42	(16)	1,094	—	1,094
2.13%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/42	(105)	8,511	3	8,508
2.35%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/42	(78)	3,625	2	3,623
0.86%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/30/45	(324)	112,303	29,021	83,282
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/10/47	(9)	1,506	—	1,506
1.98%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/47	(22)	2,351	—	2,351
2.01%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/21/47	(23)	2,282	1	2,281
2.14%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/25/47	(22)	1,717	—	1,717
2.30%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/47	(233)	11,311	(1,290)	12,601
0.87%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	03/30/50	(38)	14,472	1,164	13,308
1.06%	Semi-annual	3-Month LIBOR, 1.33%	Quarterly	N/A	09/19/50	(366)	126,693	56,991	69,702
1.67%	Annual	1-Day SOFR, 0.33%	Annual	N/A	01/22/52	(1)	142	—	142
1.87%	Annual	1-Day SOFR, 0.33%	Annual	N/A	02/20/52	(7)	843	—	843
1.82%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/14/52	(21)	2,824	1	2,823
1.99%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/18/52	(18)	1,762	1	1,761
2.08%	Annual	1-Day SOFR, 0.33%	Annual	N/A	03/29/52	(26)	2,136	1	2,135
2.01%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/01/52	(102)	9,737	4	9,733
2.19%	Annual	1-Day SOFR, 0.33%	Annual	N/A	04/11/52	(76)	4,462	3	4,459

							$754,686	$46,593	$708,093

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Interest Rate Hedged Emerging Markets Bond ETF

Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Centrally Cleared Swaps(a)	$105,858	$(59,265)	$708,093	$—

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Interest Rate Contracts
Assets — Derivative Financial Instruments
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps(a)	$708,093

(a)

Net cumulative unrealized appreciation (depreciation) on centrally cleared interest rate swaps contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

Interest Rate Contracts
Net Realized Gain (Loss) from:
Swaps	$1,911

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$606,940

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Interest rate swaps:
Average notional value — pays fixed rate	$8,200,081

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$8,167,567	$—	$—	$8,167,567
Money Market Funds	110,000	—	—	110,000

	$8,277,567	$—	$—	$8,277,567

Derivative financial instruments(a)
Assets
Swaps	$—	$708,093	$—	$708,093

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities  (unaudited)

April 30, 2022

iShares Interest Rate Hedged Emerging Markets Bond ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$8,277,567
Cash	37,272
Cash pledged:
Centrally cleared swaps	378,000
Receivables:
Investments sold	345
Variation margin on centrally cleared swaps	21,920
Dividends	42

Total assets	8,715,146

LIABILITIES
Payables:
Investment advisory fees	683

Total liabilities	683

NET ASSETS	$8,714,463

NET ASSETS CONSIST OF:
Paid-in capital	$10,504,028
Accumulated loss	(1,789,565)

NET ASSETS	$8,714,463

Shares outstanding	400,000

Net asset value	$21.79

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Affiliated	$9,497,918

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations  (unaudited)

Six Months Ended April 30, 2022

iShares Interest Rate Hedged Emerging Markets Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$121,944

Total investment income	121,944

EXPENSES
Investment advisory fees	23,667
Professional fees	217

Total expenses	23,884

Less:
Investment advisory fees waived	(20,729)

Total expenses after fees waived	3,155

Net investment income	118,789

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(20,920)
In-kind redemptions — Affiliated	(7,006)
Swaps	1,911

Net realized loss	(26,015)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(1,191,187)
Swaps	606,940

Net change in unrealized appreciation (depreciation)	(584,247)

Net realized and unrealized loss	(610,262)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(491,473)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	iShares Interest Rate Hedged Emerging Markets Bond ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$118,789	$226,716
Net realized loss	(26,015)	(22,742)
Net change in unrealized appreciation (depreciation)	(584,247)	200,722

Net increase (decrease) in net assets resulting from operations	(491,473)	404,696

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(94,286)	(160,764)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,213,927	1,209,671

NET ASSETS
Total increase in net assets	1,628,168	1,453,603
Beginning of period	7,086,295	5,632,692

End of period	$8,714,463	$7,086,295

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Interest Rate Hedged Emerging Markets Bond ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$23.62		$22.53	$24.44	$25.28	$26.44		$25.06

Net investment income(a)	0.43		0.83	0.91	1.42	1.06		1.11
Net realized and unrealized gain (loss)(b)	(1.91)		0.86	(2.10)	(1.00)	(1.19)		1.24

Net increase (decrease) from investment operations	(1.48)		1.69	(1.19)	0.42	(0.13)		2.35

Distributions(c)
From net investment income	(0.35)		(0.60)	(0.72)	(1.26)	(1.03)		(0.97)

Total distributions	(0.35)		(0.60)	(0.72)	(1.26)	(1.03)		(0.97)

Net asset value, end of period	$21.79		$23.62	$22.53	$24.44	$25.28		$26.44

Total Return(d)
Based on net asset value	(6.33	)%(e)	7.52%	(4.84)%	1.72%	(0.51)%		9.57%

Ratios to Average Net Assets(f)
Total expenses	0.76	%(g)	0.75%	0.75%	0.75%	0.75%		0.75%

Total expenses after fees waived	0.10	%(g)	0.10%	0.10%	0.10%	0.10%		0.10%

Net investment income	3.76	%(g)	3.50%	3.97%	5.71%	4.07%		4.32%

Supplemental Data
Net assets, end of period (000)	$8,714		$7,086	$5,633	$7,333	$13,902		$2,644

Portfolio turnover rate(h)	2	%(e)	5%	4%	3%	0	%(i)	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Interest Rate Hedged Emerging Markets Bond	Diversified

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., swaps) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (“CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps on the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.

Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements  (unaudited) (continued)

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.75%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through February 28, 2027 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares J.P. Morgan USD Emerging Markets Bond ETF (“EMB”), after taking into account any fee waivers by EMB, plus 0.10%.

This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
Interest Rate Hedged Emerging Markets Bond	$20,729

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Interest Rate Hedged Emerging Markets Bond	$758,246	$127,096

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Interest Rate Hedged Emerging Markets Bond	$3,144,982	$1,092,743

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2021, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $1,265,177.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Interest Rate Hedged Emerging Markets Bond	$9,508,536	$708,093	$(1,230,969)	$(522,876)

8.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements  (unaudited) (continued)

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Interest Rate Hedged Emerging Markets Bond
Shares sold	150,000	$3,370,747	100,000	$2,384,241
Shares redeemed	(50,000)	(1,156,820)	(50,000)	(1,174,570)

Net increase	100,000	$2,213,927	50,000	$1,209,671

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On June 15, 2022, the Board approved the liquidation of the Fund. After the close of business on August 22, 2022, the Fund will no longer accept creation orders. Trading in the Fund will be halted prior to market open on August 23, 2022. Proceeds of the liquidation are currently scheduled to be sent to shareholders on August 25, 2022.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement Regarding Liquidity Risk Management Program  (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Interest Rate Hedged Emerging Markets Bond ETF (the “Fund” or “ETF”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Fund, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Fund, as the program administrator for the Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	19

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Fund will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Interest Rate Hedged Emerging Markets Bond	$0.354167	$—	$—	$0.354167	100%	—%	—%	100%

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	21

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

LIBOR	London Interbank Offered Rate

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BlackRock Index Services, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1019-0422

APRIL 30, 2022

2022 Semi-Annual Report (Unaudited)

iShares U.S. ETF Trust

•  iShares Bloomberg Roll Select Commodity Strategy ETF | CMDY | NYSE Arca

•  iShares Commodity Curve Carry Strategy ETF | CCRV | NYSE Arca

•  iShares Gold Strategy ETF | IAUF | Cboe BZX

•  iShares GSCI Commodity Dynamic Roll Strategy ETF | COMT | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of April 30, 2022 saw the emergence of significant challenges that disrupted the economic recovery and strong financial markets which characterized 2021. The U.S. economy shrank in the first quarter of 2022, ending the run of robust growth which followed reopening and the development of the COVID-19 vaccines. Rapid changes in consumer spending led to supply constraints and elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the invasion has presented challenges for both investors and policymakers.

Equity prices were mixed but mostly down, as persistently high inflation drove investors’ expectations for higher interest rates, particularly weighing on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined, while large-capitalization U.S. stocks were nearly flat. Both emerging market stocks and international equities from developed markets fell significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose during the reporting period as increasing inflation drove investors’ expectations for higher interest rates. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation is growing faster than expected, raised interest rates in March 2022, the first increase of this business cycle. Furthermore, the Fed wound down its bond-buying programs and raised the prospect of reversing the flow and reducing its balance sheet. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will continue to raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy, leading to major volatility in energy and metal markets. Sanctions on Russia, Europe’s top energy supplier, and general wartime disruption are likely to drive already-high commodity prices even higher. We believe sharp increases in energy prices will exacerbate inflationary pressure while also constraining economic growth. Combating inflation without stifling a recovery, while buffering against ongoing supply and price shocks amid the ebb and flow of the pandemic, will be an especially challenging environment for setting effective monetary policy. Despite the likelihood of more rate increases on the horizon, we believe the Fed will err on the side of protecting employment, even at the expense of higher inflation.

In this environment, we favor an overweight to equities, as valuations have become more attractive and inflation-adjusted interest rates remain low. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and healthcare, are particularly attractive in the long term. We favor U.S. equities due to strong earnings momentum, while Japanese equities should benefit from supportive monetary and fiscal policy. We are underweight credit overall, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities for additional yield. We believe that international diversification and a focus on sustainability and quality can help provide portfolio resilience.

Overall, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of April 30, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(9.65)%	0.21%

U.S. small cap equities (Russell 2000® Index)	(18.38)	(16.87)

International equities (MSCI Europe, Australasia, Far East Index)	(11.80)	(8.15)

Emerging market equities (MSCI Emerging Markets Index)	(14.15)	(18.33)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.07	0.08

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(10.29)	(8.86)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(9.47)	(8.51)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(7.90)	(7.88)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(7.40)	(5.22)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of April 30, 2022	iShares® Bloomberg Roll Select Commodity Strategy ETF

Investment Objective

The iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the Bloomberg Roll Select Commodity Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	24.41%	42.37%	11.27%	42.37%	54.57%
Fund Market	23.21	41.24	11.12	41.24	53.71
Index	25.04	43.62	11.89	43.62	58.08

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,244.10	$ 1.50		$ 1,000.00	$ 1,023.50	$ 1.35		0.27%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Commercial Paper	70.7%
U.S. Treasury Obligations	14.7
Money Market Funds	9.2
Cash	6.7
Futures	0.5
Other assets, less liabilities	(1.8)

COMMODITIES EXPOSURE

Sector Exposure(a)	Percent of Exposure

Energy Futures	36.2%
Agriculture Futures	28.8
Precious Metals Futures	16.5
Industrial Metals Futures	14.0
Livestock Futures	4.5

(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

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Fund Summary as of April 30, 2022	iShares® Commodity Curve Carry Strategy ETF

Investment Objective

The iShares Commodity Curve Carry Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of commodities with the top ten highest ranking roll yields, on a total return basis, selected from a broad commodity universe, as represented by the ICE BofA Commodity Enhanced Carry Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	29.99%	49.98%	43.75%	49.98%	82.86%
Fund Market	29.00	49.70	43.49	49.70	82.30
Index	30.35	50.78	44.50	50.78	84.50

The inception date of the Fund was 9/1/20. The first day of secondary market trading was 9/3/20.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,299.90	$ 2.22		$ 1,000.00	$ 1,022.90	$ 1.96		0.39%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Commercial Paper	58.4%
U.S. Treasury Obligations	11.7
Money Market Funds	31.3
Cash	0.0 (a)
Commodity Swaps	30.7
Other assets, less liabilities	(32.1)

FIVE LARGEST HOLDINGS

Security	Percent of Net Assets

U.S. Treasury Bill, 0.29%, 05/24/22	7.4%
Ecolab Inc., 0.80%, 05/18/22	3.2
Export Development Corp., 0.76%, 06/23/22	3.2
NASDAQ Inc., 1.06%, 06/17/22	3.2
Bayerische Landesbank/New York, 1.08%, 07/07/22	3.2

(a)	Rounds to less than 0.1%.

F U N D S U M M A R Y	5

Fund Summary as of April 30, 2022	iShares® Gold Strategy ETF

Investment Objective

The iShares Gold Strategy ETF (the “Fund”) seeks to track the investment results of an index that provides exposure, on a total return basis, to the price performance of gold, as represented by the Bloomberg Composite Gold Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	6.37%	6.74%	8.86%	6.74%	39.27%
Fund Market	5.83	6.20	8.72	6.20	38.56
Index	6.62	7.23	9.10	7.23	40.45

The inception date of the Fund was 6/6/18. The first day of secondary market trading was 6/8/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,063.70	$ 0.77		$ 1,000.00	$ 1,024.10	$ 0.75		0.15%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information. The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Money Market Funds	76.7%
Grantor Trust	21.9
Cash	3.2
Futures	(0.6)
Other assets, less liabilities	(1.2)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets

Gold Futures	75.8%

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

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Fund Summary as of April 30, 2022	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Investment Objective

The iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) seeks to track the investment results of an index composed of a broad range of commodity exposures with enhanced roll selection, on a total return basis, as represented by the S&P GSCI Dynamic Roll (USD) Total Return Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	31.95%	53.58%	12.36%	2.67%	53.58%	79.10%	22.00%
Fund Market	31.19	52.95	12.29	2.61	52.95	78.53	21.43
Index	32.32	54.35	12.80	(0.17)	54.35	82.59	(1.26)

The inception date of the Fund was 10/15/14. The first day of secondary market trading was 10/16/14.

Certain sectors and markets performed exceptionally well based on market conditions during the six-months and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through January 30, 2020 reflects the performance of the S&P GSCI Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend Total Return Index. Index performance beginning on January 31, 2020 reflects the performance of the S&P GSCI Dynamic Roll (USD) Total Return Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Beginning Account Value (11/01/21)	Ending Account Value (04/30/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,319.50	$ 2.76		$ 1,000.00	$ 1,022.40	$ 2.41		0.48%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Commercial Paper	66.2%
U.S. Treasury Obligations	12.3
Certificates of Deposit	4.2
Money Market Funds	9.1
Cash	3.5
Futures	5.1
Other assets, less liabilities	(0.4)

COMMODITY-LINKED FUTURES

Sector Exposure(a)	Percent of Net Assets

Energy Futures	62.1%
Agriculture Futures	18.8
Industrial Metals Futures	10.3
Livestock Futures	5.2
Precious Metals Futures	3.6

(a)	Exposures are calculated as the current notional value of the futures contracts as a percentage of net assets.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2022	iShares® Bloomberg Roll Select Commodity Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper
ANZ New Zealand International Ltd.
0.46%, 05/09/22(a)	$7,000	$6,999,113
1.15%, 07/19/22(a)	6,000	5,984,569
AT & T Inc., 0.56%, 05/02/22(a)	1,950	1,949,909
Banco Santander SA, 0.39%, 05/04/22(a)	2,000	1,999,891
Barton Capital Corp., 1.07%, 07/05/22(a)	6,000	5,988,074
Bayerische Landesbank/New York, 1.08%, 07/07/22(a)	12,000	11,975,160
BNP Paribas SA, 0.88%, 06/16/22(a)	10,000	9,988,347
Brighthouse Financial Short Term Funding
0.71%, 05/23/22(a)	3,000	2,998,574
0.75%, 06/01/22(a)	4,000	3,997,252
Britannia Funding Co.
0.81%, 06/07/22(a)	1,750	1,748,358
1.02%, 06/27/22(a)	5,000	4,991,699
Ecolab Inc., 0.80%, 05/18/22(a)	10,000	9,995,804
ENGIE SA, 0.90%, 06/08/22(a)	5,800	5,794,039
Export Development Corp., 0.76%, 06/23/22(a)	13,000	12,984,866
Federation des Caisses, 0.79%, 06/06/22(a)	12,500	12,489,603
Fidelity National Information Services, 0.89%, 05/23/22(a)	11,333	11,326,291
Ionic Capital II Trust, 0.80%, 05/27/22(a)	10,000	9,994,190
Korea Development Bank (The), 0.71%, 05/25/22(a)	4,000	3,997,952
Landesbank Baden-Wuerttemberg, 0.95%, 06/21/22(a)	10,000	9,985,984
Lime Funding LLC, 0.59%, 05/04/22(a)	8,377	8,376,547
Lloyds Bank PLC
0.95%, 07/01/22(a)	5,000	4,991,688
1.13%, 07/19/22(a)	10,000	9,974,575
Mitsubishi HC Capital America Inc., 0.82%, 05/17/22(a)	6,000	5,997,537
Mitsubishi UFJ Financial Group
0.73%, 05/31/22(a)	7,000	6,995,439
1.10%, 07/06/22(a)	4,000	3,991,689
Mizuho Bank Ltd.
0.86%, 06/14/22(a)	8,000	7,991,260
0.87%, 06/15/22(a)	4,000	3,995,478
Mont Blanc Capital Corp., 0.83%, 06/10/22(a)	7,000	6,992,993
NASDAQ Inc., 1.06%, 06/17/22(a)	8,350	8,338,021
Nieuw Amsterdam Recv
0.64%, 05/11/22(a)	5,000	4,999,078
0.81%, 06/06/22(a)	5,000	4,995,334
Nutrien Ltd.
0.85%, 05/19/22(a)	7,000	6,996,683
1.20%, 06/28/22(a)	2,300	2,295,400

Security	Par/ Shares (000)	Value

Regatta Funding Co., 1.43%, 07/25/22(a)	$12,000	$11,963,112
Sherwin Williams Co., 0.47%, 05/03/22(a)	6,000	5,999,684
ST Engineering
0.43%, 05/09/22(a)	11,000	10,998,689
0.91%, 07/13/22(a)	3,000	2,994,300
Starbird Funding Corp., 0.62%, 05/16/22(a)	2,000	1,999,412
Verizon Communications Inc., 0.89%, 05/23/22(a)	9,000	8,994,672
Victory Receivables
0.46%, 05/04/22(a)	1,000	999,946
1.03%, 06/28/22(a)	2,000	1,996,400
VW CR Inc., 0.89%, 05/23/22(a)	4,500	4,497,336

Total Commercial Paper — 70.7% (Cost: $272,579,676)		272,564,948

U.S. Treasury Obligations
U.S. Treasury Bill
0.09%, 05/03/22(a)	550	549,999
0.11%, 05/10/22(a)	8,600	8,599,785
0.19%, 05/17/22(a)	1,100	1,099,914
0.29%, 05/24/22(a)	24,700	24,695,660
0.45%, 06/16/22(a)	21,850	21,837,863

Total U.S. Treasury Obligations — 14.7% (Cost: $56,779,855)		56,783,221

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	35,520	35,520,000

Total Money Market Funds — 9.2% (Cost: $35,520,000)		35,520,000

Total Investments in Securities — 94.6% (Cost: $364,879,531)		364,868,169

Other Assets, Less Liabilities — 5.4%		20,652,583

Net Assets — 100.0%		$385,520,752

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$19,480,000	$16,040,000	(a)	$—	$—	$—	$35,520,000	35,520	$12,765	$—

(a)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Bloomberg Roll Select Commodity Strategy ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Bloomberg Roll Select Index	11,283	06/15/22	$381,523	$1,825,199

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,825,199

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$70,472,970

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,825,877)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$278,737,369

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Commercial Paper	$—	$272,564,948	$—	$272,564,948
U.S. Treasury Obligations	—	56,783,221	—	56,783,221
Money Market Funds	35,520,000	—	—	35,520,000

	$35,520,000	$329,348,169	$—	$364,868,169

Derivative financial instruments(a)
Assets
Futures Contracts	$1,825,199	$—	$—	$1,825,199

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2022	iShares® Commodity Curve Carry Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Paper

ANZ New Zealand International Ltd., 1.15%, 07/19/22(a)	$1,000	$997,428
AT & T Inc., 0.56%, 05/02/22(a)	250	249,988
Bayerische Landesbank/New York, 1.08%, 07/07/22(a)	1,300	1,297,309
BNP Paribas SA, 0.88%, 06/16/22(a)	300	299,650
Britannia Funding Co., 0.81%, 06/07/22(a)	500	499,531
Caisse d’Amortissement de la Dette Sociale, 0.87%, 06/15/22(a)	1,000	998,863
Ecolab Inc., 0.80%, 05/18/22(a)	1,300	1,299,454
ENGIE SA, 0.90%, 06/08/22(a)	500	499,486
Export Development Corp., 0.76%, 06/23/22(a)	1,300	1,298,487
Federation des Caisses, 0.79%, 06/06/22(a)	700	699,418
Ionic Capital II Trust, 0.80%, 05/27/22(a)	1,000	999,419
Korea Development Bank (The), 0.71%, 05/25/22(a)	1,000	999,488
Landesbank Baden-Wuerttemberg, 0.95%, 06/21/22(a)	1,000	998,598
Lime Funding LLC, 0.59%, 05/04/22(a)	1,000	999,946
Lloyds Bank PLC, 1.13%, 07/19/22(a)	1,000	997,457
Matchpoint Finance PLC, 0.59%, 05/18/22(a)	800	799,728
Mitsubishi HC Capital America Inc., 0.82%, 05/17/22(a)	750	749,692
Mitsubishi UFJ Financial Group, 1.10%, 07/06/22(a)	1,200	1,197,507
NASDAQ Inc., 1.06%, 06/17/22(a)	1,300	1,298,135
Nieuw Amsterdam Recv
0.64%, 05/11/22(a)	500	499,908
0.81%, 06/06/22(a)	500	499,533
Nutrien Ltd.
0.85%, 05/19/22(a)	1,100	1,099,479
1.20%, 06/28/22(a)	300	299,400
Regatta Funding Co., 1.43%, 07/25/22(a)	1,300	1,296,004
Sherwin Williams Co., 0.47%, 05/03/22(a)	500	499,974
ST Engineering, 0.43%, 05/09/22(a)	1,100	1,099,869

Security	Par/ Shares (000)	Value

Starbird Funding Corp., 0.62%, 05/16/22(a)	$300	$299,912
Verizon Communications Inc., 0.89%, 05/23/22(a)	1,000	999,408

Total Commercial Paper — 58.4% (Cost: $23,774,893)		23,773,071

U.S. Treasury Obligations
U.S. Treasury Bill
0.11%, 05/10/22(a)	1,150	1,149,971
0.29%, 05/24/22(a)	3,000	2,999,473
0.45%, 06/16/22(a)	600	599,667

Total U.S. Treasury Obligations — 11.7% (Cost: $4,748,849)		4,749,111

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(b)(c)	12,750	12,750,000

Total Money Market Funds — 31.3% (Cost: $12,750,000)		12,750,000

Total Investments in Securities — 101.4% (Cost: $41,273,742)		41,272,182

Other Assets, Less Liabilities — (1.4)%		(560,402)

Net Assets — 100.0%		$40,711,780

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$7,190,000	$5,560,000	(a)	$—	$—	$—	$12,750,000	12,750	$5,627	$—

(a)	Represents net amount purchased (sold).

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	11

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Commodity Curve Carry Strategy ETF

OTC Total Return Swaps

Paid by the Fund		Received by the Fund							Upfront
Rate(a)	Frequency	Reference(b)	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

0.07%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Citibank N.A.	N/A	09/01/22	10,289	$ 4,538,021	$(26,062)	$ 4,564,083
0.07%	At Termination	ICE BofA Commodity Enhanced Carry Total Return Index	At Termination	Merrill Lynch International	N/A	09/01/22	17,931	7,899,848	(53,673)	7,953,521

								$12,437,869	$(79,735)	$12,517,604

(a)	Represents 3-month Treasury Bill. Rate shown is the rate in effect as of period-end.
(b)	Please refer to the Reference Entity below for more details.

Reference Entity

The ICE BofA Commodity Enhanced Carry Total Return Index consists of futures contracts under each counterparty. The following table represents the individual long positions and related weighting of the future contracts underlying the ICE BofA Commodity Enhanced Carry Total Return Index as of April 30, 2022.

Futures contracts	Maturity date	Weight %

Brent Crude Oil	10/31/2022	28.2%
Corn	12/14/2022	14.7
Gas Oil	12/12/2022	11.3
RBOB Gasoline	11/30/2022	10.3
Soybeans	11/14/2022	9.6
Wheat	12/14/2022	7.4
WTI Crude Oil	11/21/2022	7.3
Coffee	12/19/2022	3.2
Zinc	10/20/2022	3.2
Lean Hogs	10/14/2022	2.6
Aluminum	12/20/2022	2.3

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$(79,735)	$12,517,604	$—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$12,517,604

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$79,735

For the period ended April 30, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Swaps	$616,436

Net Change in Unrealized Appreciation (Depreciation) on:
Swaps	$8,668,167

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Commodity Curve Carry Strategy ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Total return swaps:
Average notional value	$30,749,078

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Swaps - OTC(a)	$12,517,604	$79,735

Total derivative assets and liabilities in the Statement of Assets and Liabilities	12,517,604	79,735
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	12,517,604	79,735

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received	Cash Collateral Received (b)	Net Amount of Derivative Assets	(c)

Citibank N.A.	$4,564,083	$(26,062)	$—	$(4,538,021)	$—
Merrill Lynch International	7,953,521	(53,673)	—	(7,870,000)	29,848

	$12,517,604	$(79,735)	$—	$(12,408,021)	$29,848

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(d)

Citibank N.A.	$26,062	$(26,062)	$—	$—	$—
Merrill Lynch International	53,673	(53,673)	—	—	—

	$79,735	$(79,735)	$—	$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	13

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Commodity Curve Carry Strategy ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Commercial Paper	$—	$23,773,071	$—	$23,773,071
U.S. Treasury Obligations	—	4,749,111	—	4,749,111
Money Market Funds	12,750,000	—	—	12,750,000

	$12,750,000	$28,522,182	$—	$41,272,182

Derivative financial instruments(a)
Assets

Swaps	$—	$12,517,604	$—	$12,517,604

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2022	iShares® Gold Strategy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Grantor Trust

Grantor Trust — 21.9%
iShares Gold Trust(a)(b)	211,472	$7,621,451

Total Grantor Trust (Cost: $6,834,680)		7,621,451

Short-Term Investments

Money Market Funds — 76.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(a)(c)	26,707,000	26,707,000

Total Short-Term Investments — 76.7% (Costs: $26,707,000)		26,707,000

Total Investments in Securities — 98.6% (Cost: $33,541,680)		34,328,451

Other Assets, Less Liabilities — 1.4%		478,505

Net Assets — 100.0%		$34,806,956

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$23,797,000	$2,910,000	(a)	$—	$—	$—	$26,707,000	26,707,000	$11,097	$—
iShares Gold Trust	5,542,262	3,331,543		(1,665,762)	(26,548)	439,956	7,621,451	211,472	—	—

					$(26,548)	$439,956	$34,328,451		$11,097	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Gold 100 OZ	138	06/28/22	$26,381	$(201,231)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	15

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® Gold Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$201,231

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,262,105

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$193,861

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,950,423

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Grantor Trust	$7,621,451	$—	$—	$7,621,451
Money Market Funds	26,707,000	—	—	26,707,000

	$34,328,451	$—	$—	$34,328,451

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(201,231)	$—	$—	$(201,231)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) April 30, 2022	iShares® GSCI Commodity Dynamic Roll Strategy ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Certificates of Deposit

Bank of Montreal, 1.23%, 08/09/22	$700	$697,965
Bank of Nova Scotia, 0.45%, 05/18/22, (SOFR + 0.180%)(a)	5,000	5,000,150
Bayerische Landesbank/New York, 0.50%, 05/09/22	32,750	32,748,714
Canadian Imperial Bank of Commerce, 1.96%, 11/03/22	11,000	10,908,430
Cooperatieve Centrale, 1.05%, 07/18/22	10,000	9,984,013
Credit Suisse AG/New York NY
0.41%, 05/09/22, (SOFR + 0.300%)(a)	5,000	5,000,301
2.45%, 02/02/23	5,000	4,948,383
Landesbank Baden-Wuerttemberg, 0.81%, 06/03/22, (SOFR + 0.28000%)	10,000	9,995,016
Landesbank Hessen-Thueringen, 0.47%, 05/09/22	18,000	17,999,283
MUFG Bank Ltd./New York NY, 0.77%, 03/13/23, (SOFR + 0.300%)(a)	22,000	21,972,508
Natix NY, 0.56%, 06/17/22, (SOFR + 0.180%)(a)	10,000	9,999,302
Sumitomo Mitsui Banking Corp./New York, 0.64%, 07/29/22, (SOFR + 0.180%)(a)	5,000	4,998,345
Svenska Handelsbanken/New York NY, 0.72%, 10/27/22, (SOFR + 0.190%)(a)	12,350	12,337,544
Swedbank AB, 0.39%, 05/09/22	25,000	24,999,616
Toronto Dominion Bank, 0.67%, 05/23/22, (SOFR + 0.180%)(a)(b)	5,000	5,000,000

Total Certificates of Deposit — 4.2% (Cost: $176,798,183)		176,589,570

Commercial Paper

Amcor Flexibles North America, 0.80%, 05/17/22	50,000	49,980,100
ANZ New Zealand International Ltd.
0.46%, 05/09/22	25,000	24,996,833
1.15%, 07/19/22	100,000	99,742,825
ASB Finance Ltd., 1.22%, 08/01/22	8,000	7,974,495
AT&T Inc., 0.78%, 05/17/22	35,000	34,986,420
Banco Santander SA, 0.39%, 05/04/22	35,750	35,748,049
Bank of Montreal, 0.98%, 07/08/22	1,500	1,497,142
Bank of Nova Scotia, 1.39%, 09/06/22	13,000	12,934,888
Barton Capital Corp., 1.07%, 07/05/22	44,000	43,912,543
Base Aktiengesellsch, 2.14%, 10/03/22	17,450	17,288,589
Bayerische Landesbank/New York
0.95%, 06/21/22	100,000	99,860,875
1.08%, 07/07/22	18,350	18,312,016
Bennington Sark Cap Co., 0.47%, 05/06/22	60,000	59,994,983
BNP Paribas SA, 0.88%, 06/16/22	26,350	26,319,294
Brighthouse Financial Short Term Funding
0.71%, 05/23/22	59,175	59,146,872
0.75%, 06/01/22	36,000	35,975,268
Britannia Funding Co.
0.81%, 06/07/22	54,600	54,548,776
1.02%, 06/27/22	60,100	60,000,223
Caisse d’Amortissement de la Dette Sociale, 0.87%, 06/15/22	38,525	38,481,192
Collateralized Commercial Paper V Co. LLC, 0.71%, 05/24/22	20,000	19,990,097
Commonwealth Bank of Australia, 0.78%, 04/03/23, (SOFR + 0.430%)(a)(b)	24,200	24,196,594
Ecolab Inc., 0.80%, 05/18/22	11,650	11,645,112
ENGIE SA, 0.90%, 06/08/22	6,000	5,993,833
Evergy Missouri, 0.89%, 05/23/22	30,000	29,982,240
Export Development Corp., 0.76%, 06/23/22	37,000	36,956,926

Security	Par (000)	Value

Federation des Caisses, 0.79%, 06/06/22	$143,000	$142,881,055
Fidelity National Information Services, 0.89%, 05/23/22	56,667	56,633,453
FMS Wertmanagement, 0.63%, 05/17/22	50,000	49,984,150
Ionic Capital II Trust, 0.80%, 05/27/22	60,550	60,514,820
Kookmin Bank, 2.63%, 04/25/23	13,300	12,957,641
Korea Development Bank (The), 0.71%, 05/25/22	50,000	49,974,397
La Fayette Asset Security, 0.77%, 06/08/22	41,000	40,961,597
Landesbank Baden- Wuerttemberg, 0.95%, 06/21/22	75,000	74,894,883
Legacy Capital Co., 1.09%, 06/21/22	61,700	61,614,705
Lime Funding LLC, 0.59%, 05/04/22	62,550	62,546,620
Lloyds Bank PLC
0.95%, 07/01/22	52,700	52,612,386
1.13%, 07/19/22	125,000	124,682,187
Macquarie Bank Ltd.
0.54%, 05/09/22	35,400	35,394,651
1.50%, 08/15/22	15,000	14,932,680
1.99%, 10/28/22	22,300	22,084,892
Matchpoint Finance PLC
0.59%, 05/18/22	25,000	24,991,489
0.72%, 05/31/22	36,850	36,824,287
Mitsubishi HC Capital America Inc.
0.82%, 05/17/22	52,250	52,228,551
1.05%, 06/06/22	20,000	19,977,770
Mitsubishi UFJ Financial Group
0.41%, 05/04/22	25,000	24,998,590
0.73%, 05/31/22	75,000	74,951,133
Mizuho Bank Ltd.
0.86%, 06/14/22	64,200	64,129,861
0.87%, 06/15/22	72,100	72,018,483
Mont Blanc Capital Corp., 0.83%, 06/10/22	14,748	14,733,237
National Australia Bank Ltd., 0.62%, 08/10/22, (SOFR + 0.150%)(a)(b)	10,000	9,995,908
Natix NY, 1.25%, 08/01/22	7,000	6,977,244
Nieuw Amsterdam Recv
0.64%, 05/11/22	15,000	14,997,235
0.81%, 06/06/22	16,000	15,985,070
Nutrien Ltd.
0.85%, 05/19/22	11,900	11,894,361
1.20%, 06/28/22	20,400	20,359,200
Regatta Funding Co., 1.43%, 07/25/22	50,000	49,846,300
Santander UK PLC, 1.03%, 07/11/22	15,000	14,968,853
Sherwin Williams Co.
0.47%, 05/03/22	25,500	25,498,657
0.61%, 05/09/22	8,500	8,498,562
0.79%, 05/18/22	25,000	24,989,616
Spire Inc., 0.70%, 05/12/22	40,000	39,989,961
ST Engineering
0.43%, 05/09/22	100,000	99,988,083
0.91%, 07/13/22	32,000	31,939,200
Starbird Funding Corp., 0.62%, 05/16/22	12,475	12,471,330
Toronto Dominion Bank, 1.24%, 07/29/22	10,000	9,968,681
Toronto-Dominion Bank, 0.80%, 03/31/23(a)	24,300	24,307,425
United Overseas Bank Ltd., 1.19%, 07/26/22	3,950	3,938,500
Verizon Communications Inc.
0.89%, 05/23/22	14,013	14,004,704
1.29%, 07/11/22	50,000	49,869,512
Versailles CDS LLC
1.38%, 08/03/22	19,000	18,933,424
1.38%, 08/04/22	38,250	38,114,164
Victory Receivables, 1.03%, 06/28/22	25,000	24,955,000
VW CR Inc., 0.89%, 05/23/22	40,500	40,476,024

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	17

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® GSCI Commodity Dynamic Roll Strategy ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Westpac Banking Corp., 1.37%, 08/30/22	$7,000	$6,967,354
Westpac Securities NZ Ltd., 1.00%, 07/01/22	13,000	12,977,387

Total Commercial Paper — 66.2% (Cost: $2,791,262,997)		2,790,901,458

U.S. Treasury Obligations
U.S. Treasury Bill
0.29%, 05/24/22(c)	374,000	373,934,292
0.45%, 06/16/22(c)	66,500	66,463,061
0.57%, 06/21/22(c)	80,000	79,937,593

Total U.S. Treasury Obligations — 12.3% (Cost: $520,325,287)		520,334,946

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	386,590	386,590,095

Total Money Market Funds — 9.1% (Cost: $386,590,095)		386,590,095

Total Investments in Securities — 91.8% (Cost: $3,874,976,562)		3,874,416,069

Other Assets, Less Liabilities — 8.2%		344,618,685

Net Assets — 100.0%		$4,219,034,754

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22 (000)	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$233,060,095	$153,530,000	(a)	$—	$—	$—	$386,590,095	386,590	$122,227	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Brent Crude Oil	7,719	05/31/22	$827,014	$34,502,163
NY Harbor ULSD (Heat Oil)	1,300	05/31/22	219,339	35,721,904
Gas Oil	2,634	06/10/22	307,256	51,918,348
LME Lead	340	06/13/22	19,206	(1,204,951)
Gold 100 OZ	788	06/28/22	150,642	(6,690,244)
Live Cattle	2,126	06/30/22	112,805	(3,652,780)
Sugar	2,671	06/30/22	57,288	(2,809,399)
Silver	135	07/27/22	15,582	(1,526,329)
WTI Crude	9,543	08/22/22	941,799	25,799,500

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Cattle Feeder	454	08/25/22	$38,198	$(3,535,586)
Corn	6,648	09/14/22	255,283	54,201,146
KCBT Wheat	1,216	09/14/22	67,427	(1,684,289)
Wheat	2,997	09/14/22	158,579	(3,141,318)
LME Nickel	259	09/19/22	49,410	(2,033,784)
Gasoline RBOB	1,572	09/30/22	193,114	9,683,156
Lean Hogs	1,827	10/14/22	68,293	(631,766)
LME Copper	728	10/17/22	177,955	(9,575,028)
Soybean	1,895	11/14/22	143,522	14,215,164
Cotton	831	12/07/22	50,720	6,859,050
Cocoa	389	12/14/22	10,048	(338,135)
LME Zinc	414	12/19/22	41,581	5,428,578
Coffee	424	03/21/23	35,028	(1,069,303)
Natural Gas	2,894	03/29/23	131,330	31,861,320
LME PRI Aluminum	2,026	12/18/23	149,190	(16,147,204)

				$216,150,213

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Commodity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$270,190,329

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$54,040,116

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Commodity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$729,376,924

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$132,650,737

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,261,027,299

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	19

Consolidated Schedule of Investments (unaudited) (continued) April 30, 2022	iShares® GSCI Commodity Dynamic Roll Strategy ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Certificates of Deposit	$—	$176,589,570	$—	$176,589,570
Commercial Paper	—	2,790,901,458	—	2,790,901,458
U.S. Treasury Obligations	—	520,334,946	—	520,334,946
Money Market Funds	386,590,095	—	—	386,590,095

	$386,590,095	$3,487,825,974	$—	$3,874,416,069

Derivative financial instruments(a)
Assets
Futures Contracts	$270,190,329	$—	$—	$270,190,329
Liabilities
Futures Contracts	(54,040,116)	—	—	(54,040,116)

	$216,150,213	$—	$—	$216,150,213

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to Consolidated Financial Statements

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Assets and Liabilities (unaudited)

April 30, 2022

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$329,348,169	$28,522,182	$—	$3,487,825,974
Affiliated(b)	35,520,000	12,750,000	34,328,451	386,590,095
Cash	12,556	10,533	—	7,423,562
Cash pledged:
Futures contracts	25,812,000	—	1,098,000	142,021,415
Receivables:
Variation margin on futures contracts	699,401	—	281,510	216,283,439
Capital shares sold	—	—	—	8,346,370
Dividends	6,873	3,362	7,270	232,474
Unrealized appreciation on:
OTC swaps	—	12,517,604	—	—

Total assets	391,398,999	53,803,681	35,715,231	4,248,723,329

LIABILITIES
Bank overdraft	—	—	904,017	—
Cash received:
Collateral — OTC derivatives	—	12,500,000	—	—
Payables:
Investments purchased	5,794,039	499,486	—	28,078,725
Investment advisory fees	84,208	12,680	4,258	1,609,850
Swap premiums received	—	79,735	—	—

Total liabilities	5,878,247	13,091,901	908,275	29,688,575

NET ASSETS	$385,520,752	$40,711,780	$34,806,956	$4,219,034,754

NET ASSETS CONSIST OF:
Paid-in capital	$313,217,305	$27,606,668	$33,041,349	$3,324,375,711
Accumulated earnings	72,303,447	13,105,112	1,765,607	894,659,043

NET ASSETS	$385,520,752	$40,711,780	$34,806,956	$4,219,034,754

Shares outstanding	6,050,000	1,400,000	600,000	101,100,000

Net asset value	$63.72	$29.08	$58.01	$41.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Unaffiliated	$329,359,531	$28,523,742	$—	$3,488,386,467
(b) Investments, at cost — Affiliated	$35,520,000	$12,750,000	$33,541,680	$386,590,095

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	21

Consolidated Statements of Operations (unaudited)

Six Months Ended April 30, 2022

	iShares Bloomberg Roll Select Commodity Strategy ETF	iShares Commodity Curve Carry Strategy ETF	iShares Gold Strategy ETF	iShares GSCI Commodity Dynamic Roll Strategy ETF

INVESTMENT INCOME
Dividends — Affiliated	$12,765	$5,627	$11,097	$122,227
Interest — Unaffiliated	376,285	37,137	—	4,178,800

Total investment income	389,050	42,764	11,097	4,301,027

EXPENSES
Investment advisory fees	379,801	72,791	39,483	7,392,924
Professional fees	—	—	—	217

Total expenses	379,801	72,791	39,483	7,393,141

Less:
Investment advisory fees waived	(7,388)	(2,604)	(15,589)	(9,516)

Total expenses after fees waived	372,413	70,187	23,894	7,383,625

Net investment income (loss)	16,637	(27,423)	(12,797)	(3,082,598)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	299	56	—	9,776
Investments — Affiliated	—	—	(26,548)	—
Futures contracts	70,472,970	—	1,262,105	729,376,924
Swaps	—	616,436	—	—

Net realized gain	70,473,269	616,492	1,235,557	729,386,700

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(12,458)	(1,801)	—	(608,381)
Investments — Affiliated	—	—	439,956	—
Futures contracts	(8,825,877)	—	193,861	132,650,737
Swaps	—	8,668,167	—	—

Net change in unrealized appreciation (depreciation)	(8,838,335)	8,666,366	633,817	132,042,356

Net realized and unrealized gain	61,634,934	9,282,858	1,869,374	861,429,056

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$61,651,571	$9,255,435	$1,856,577	$858,346,458

See notes to Consolidated Financial Statements

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	iShares Bloomberg Roll Select Commodity Strategy ETF		iShares Commodity Curve Carry Strategy ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$16,637	$(161,116)	$(27,423)	$(96,638)
Net realized gain	70,473,269	19,938,578	616,492	8,349,961
Net change in unrealized appreciation (depreciation)	(8,838,335)	10,876,593	8,666,366	4,877,734

Net increase in net assets resulting from operations	61,651,571	30,654,055	9,255,435	13,131,057

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(30,653,592)	(69,482)	(8,253,258)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	145,679,035	136,346,700	—	(2,599,830)

NET ASSETS
Total increase in net assets	176,677,014	166,931,273	1,002,177	10,531,227
Beginning of period	208,843,738	41,912,465	39,709,603	29,178,376

End of period	$385,520,752	$208,843,738	$40,711,780	$39,709,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	23

Consolidated Statements of Changes in Net Assets (continued)

	iShares Gold Strategy ETF		iShares GSCI Commodity Dynamic Roll Strategy ETF

	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21	Six Months Ended 04/30/22 (unaudited)	Year Ended 10/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(12,797)	$(30,684)	$(3,082,598)	$(5,032,541)
Net realized gain (loss)	1,235,557	(1,792,497)	729,386,700	351,111,376
Net change in unrealized appreciation (depreciation)	633,817	99,087	132,042,356	88,305,347

Net increase (decrease) in net assets resulting from operations	1,856,577	(1,724,094)	858,346,458	434,384,182

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	—	(1,564,719)	(426,344,721)	(799,124)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,954,731	11,320,515	962,247,615	2,194,642,007

NET ASSETS
Total increase in net assets	4,811,308	8,031,702	1,394,249,352	2,628,227,065
Beginning of period	29,995,648	21,963,946	2,824,785,402	196,558,337

End of period	$34,806,956	$29,995,648	$4,219,034,754	$2,824,785,402

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to Consolidated Financial Statements

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights

(For a share outstanding throughout each period)

	iShares Bloomberg Roll Select Commodity Strategy ETF

	Six Months Ended					Period From
	04/30/22		Year Ended	Year Ended	Year Ended	04/03/18	(a)
	(unaudited)		10/31/21	10/31/20	10/31/19	to 10/31/18

Net asset value, beginning of period	$59.67		$41.91	$45.01	$47.77	$50.00

Net investment income (loss)(b)	0.00	(c)	(0.09)	0.23	1.05	0.58
Net realized and unrealized gain (loss)(d)	12.01		17.92	(2.33)	(3.05)		(2.81)

Net increase (decrease) from investment operations	12.01		17.83	(2.10)	(2.00)		(2.23)

Distributions(e)
From net investment income		(7.96)	(0.07)	(1.00)	(0.76)	—

Total distributions		(7.96)	(0.07)	(1.00)	(0.76)	—

Net asset value, end of period	$63.72		$59.67	$41.91	$45.01	$47.77

Total Return(f)
Based on net asset value	24.41	%(g)	42.59%	(4.81)%	(4.19)%	(4.46	)%(g)

Ratios to Average Net Assets(h)
Total expenses	0.28	%(i)	0.28%	0.28%	0.28%	0.28	%(i)

Total expenses after fees waived	0.27	%(i)	0.27%	0.27%	0.19%	0.10	%(i)

Net investment income (loss)	0.01	%(i)	(0.16)%	0.55%	2.30%	2.01	%(i)

Supplemental Data
Net assets, end of period (000)	$385,521		$208,844	$41,912	$27,004	$40,607

Portfolio turnover rate(j)	0	%(g)	0%	0%	0%	0	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	25

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Commodity Curve Carry Strategy ETF

	Six Months Ended			Period From
	04/30/22		Year Ended	09/01/20	(a)
	(unaudited)		10/31/21	to 10/31/20

Net asset value, beginning of period	$28.36		$19.45	$20.16

Net investment loss(b)		(0.02)	(0.07)		(0.01)
Net realized and unrealized gain (loss)(c)	6.64		8.98		(0.70)

Net increase (decrease) from investment operations	6.62		8.91		(0.71)

Distributions
From net investment income		(5.90)	—	—

Total distributions		(5.90)	—	—

Net asset value, end of period	$29.08		$28.36	$19.45

Total Return(d)
Based on net asset value	29.99	%(e)	45.81%	(3.52	)%(e)

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40	%(g)

Total expenses after fees waived	0.39	%(g)	0.39%	0.00	%(g)

Net investment loss	(0.15	)%(g)	(0.28)%	(0.28	)%(g)

Supplemental Data
Net assets, end of period (000)	$40,712		$39,710	$29,178

Portfolio turnover rate(h)	0	%(e)	0%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Gold Strategy ETF

	Six Months Ended					Period From
	04/30/22		Year Ended	Year Ended	Year Ended	06/06/18	(a)
	(unaudited)		10/31/21	10/31/20	10/31/19	to 10/31/18

Net asset value, beginning of period	$54.54		$62.75	$57.41	$46.76	$50.00

Net investment income (loss)(b)		(0.02)	(0.07)	0.13	0.82	0.27
Net realized and unrealized gain (loss)(c)	3.49		(3.67)	10.47	10.20		(3.51)

Net increase (decrease) from investment operations	3.47		(3.74)	10.60	11.02		(3.24)

Distributions(d)
From net investment income	—		(4.47)	(5.26)	(0.37)	—

Total distributions	—		(4.47)	(5.26)	(0.37)	—

Net asset value, end of period	$58.01		$54.54	$62.75	$57.41	$46.76

Total Return(e)
Based on net asset value	6.37	%(f)	(6.21)%	20.64%	23.74%	(6.48	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25	%(h)

Total expenses after fees waived	0.15	%(h)	0.13%	0.13%	0.18%	0.19	%(h)

Net investment income (loss)	(0.08	)%(h)	(0.12)%	0.22%	1.58%	1.45	%(h)

Supplemental Data
Net assets, end of period (000)	$34,807		$29,996	$21,964	$8,612	$4,676

Portfolio turnover rate(i)	23	%(f)	121%	77%	47%	13	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

C O N S O L I D A T E D F I N A N C I A L H I G H L I G H T S	27

Consolidated Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares GSCI Commodity Dynamic Roll Strategy ETF

	Six Months Ended 04/30/22 (unaudited)		Year Ended 10/31/21	Year Ended 10/31/20	Year Ended 10/31/19	Year Ended 10/31/18		Year Ended 10/31/17

Net asset value, beginning of period	$37.41		$24.27	$31.80	$37.18	$35.97		$32.41

Net investment income (loss)(a)		(0.04)	(0.13)	0.26	0.76	0.63		0.31
Net realized and unrealized gain (loss)(b)	9.85		13.37	(6.93)	(3.04)	2.62		3.58

Net increase (decrease) from investment operations	9.81		13.24	(6.67)	(2.28)	3.25		3.89

Distributions(c)
From net investment income		(5.49)	(0.10)	(0.86)	(3.10)	(2.04)		(0.33)

Total distributions		(5.49)	(0.10)	(0.86)	(3.10)	(2.04)		(0.33)

Net asset value, end of period	$41.73		$37.41	$24.27	$31.80	$37.18		$35.97

Total Return(d)
Based on net asset value	31.95	%(e)	54.75%	(21.66)%	(5.87)%	9.29	%(f)	12.08%

Ratios to Average Net Assets(g)
Total expenses	0.48	%(h)	0.48%	0.48%	0.48%	0.48%		0.48%

Total expenses after fees waived	0.48	%(h)	0.48%	0.48%	0.48%	0.48%		0.48%

Net investment income (loss)	(0.20	)%(h)	(0.38)%	0.95%	2.32%	1.66%		0.93%

Supplemental Data
Net assets, end of period (000)	$4,219,035		$2,824,785	$196,558	$518,373	$728,739		$258,956

Portfolio turnover rate(i)	0	%(e)	0%	5%	32%	167%		44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 9.06%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to Consolidated Financial Statements

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)

1.	ORGANIZATION

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Bloomberg Roll Select Commodity Strategy	Non-diversified
Commodity Curve Carry Strategy	Non-diversified
Gold Strategy	Non-diversified
GSCI Commodity Dynamic Roll Strategy	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for each Fund include the accounts of its wholly-owned subsidiary in the Cayman Islands (each, a “Subsidiary”) that invests in certain “commodity-linked instruments” and cash and cash equivalents in accordance with each Fund’s investment objective. In compliance with Sub-chapter M of the Internal Revenue Code of 1986, as amended, each Fund may invest up to 25% of its total assets in its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. Each Fund’s commodity-linked instruments held in its Subsidiary are intended to provide the Fund with exposure to applicable commodity markets or commodities consistent with current U.S. federal income tax laws applicable to investment companies such as the Fund. Each Subsidiary has the same investment objective as its Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by each Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	29

Notes to Consolidated Financial Statements (unaudited) (continued)

available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) or to the applicable commodities market (commodities price risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the statement of assets and liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the statement of assets and liabilities. Payments received or paid are recorded in the statement of operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the statement of operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

Total return swaps are entered into by the iShares Commodity Curve Carry Strategy ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	31

Notes to Consolidated Financial Statements (unaudited) (continued)

Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Bloomberg Roll Select Commodity Strategy	0.28%
Commodity Curve Carry Strategy	0.40
Gold Strategy	0.25
GSCI Commodity Dynamic Roll Strategy	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF through February 28, 2025, March 1, 2024 and February 29, 2024, respectively, in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.

BFA has contractually agreed to waive a portion of its investment advisory fee for the iShares Gold Strategy ETF through February 29, 2024 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other exchange-traded products sponsored by BFA or its affiliates and other funds advised by BFA or its affiliates, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.25%.

These amounts are included in investment advisory fees waived in the Consolidated Statements of Operations. For the six months ended April 30, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Bloomberg Roll Select Commodity Strategy	$7,388
Commodity Curve Carry Strategy	2,604
Gold Strategy	15,589
GSCI Commodity Dynamic Roll Strategy	9,516

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares GSCI Commodity Dynamic Roll Strategy ETF and its Subsidiary.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Consolidated Statements of Operations.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended April 30, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Gold Strategy	$2,620,670	$1,665,762

For the six months ended April 30, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Gold Strategy	$710,874	$—

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

As of October 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Bloomberg Roll Select Commodity Strategy	$295
GSCI Commodity Dynamic Roll Strategy	47,234,783

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of April 30, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Bloomberg Roll Select Commodity Strategy	$364,879,531	$1,835,416	$(21,579)	$1,813,837
Commodity Curve Carry Strategy	41,273,742	12,518,388	(2,344)	12,516,044
Gold Strategy	33,541,680	786,771	(201,231)	585,540
GSCI Commodity Dynamic Roll Strategy	3,874,976,562	270,296,527	(54,706,790)	215,589,737

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	33

Notes to Consolidated Financial Statements (unaudited) (continued)

risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Consolidated Schedule of Investments.

Certain Funds a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds have substantial exposure to certain commodity markets through investments in commodity-linked instruments and through commodity-related equities. Any negative changes in commodity markets that may be due to changes in supply and demand for the commodities, market events, regulatory developments or other factors that the Funds cannot control could have an adverse impact on the Funds’ portfolios.

The iShares Gold Strategy ETF has substantial exposure to gold through its investments in gold investments and the Fund’s portfolio may be adversely affected by changes or trends in the price of gold, which historically has been volatile. Governments, central banks, or other large holders can influence the production and sale of gold, which may adversely affect the performance of the Fund.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 04/30/22		Year Ended 10/31/21

iShares ETF	Shares	Amount	Shares	Amount

Bloomberg Roll Select Commodity Strategy
Shares sold	2,950,000	$168,887,510	2,500,000	$136,346,700
Shares redeemed	(400,000)	(23,208,475)	—	—

Net increase	2,550,000	$145,679,035	2,500,000	$136,346,700

Commodity Curve Carry Strategy
Shares redeemed	—	$—	(100,000)	$(2,599,830)

Gold Strategy
Shares sold	50,000	$2,954,731	200,000	$11,320,515

GSCI Commodity Dynamic Roll Strategy
Shares sold	27,800,000	$1,037,030,433	80,000,000	$2,645,593,591
Shares redeemed	(2,200,000)	(74,782,818)	(12,600,000)	(450,951,584)

Net increase	25,600,000	$962,247,615	67,400,000	$2,194,642,007

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Consolidated Statements of Assets and Liabilities.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	35

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares U.S. ETF Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Bloomberg Roll Select Commodity Strategy ETF, iShares Commodity Curve Carry Strategy ETF, iShares Gold Strategy ETF and iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

April 30, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Bloomberg Roll Select Commodity Strategy(a)	$7.951997	$—	$0.009975	$7.961972	100%	—%	0	%(b)	100%
Commodity Curve Carry Strategy(a)	5.886339	—	0.008845	5.895184	100	—	0	(b)	100
GSCI Commodity Dynamic Roll Strategy(a)	5.480819	—	0.013314	5.494133	100	—	0	(b)	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	37

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

SOFR	Secured Overnight Financing Rate

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	39

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, S&P Dow Jones Indices LLC, or ICE Data Indices, LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-1011-0422

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: June 23, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 23, 2022